                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 27                  [X]
                             (File No. 333-69777)
                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 57                          [X]
                            (File No. 811-4298)
                       (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on May 1, 2006 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2006

RIVERSOURCE(SM)


VARIABLE UNIVERSAL LIFE IV
VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES


ISSUED BY:    IDS LIFE INSURANCE COMPANY (IDS LIFE)
              70100 Ameriprise Financial Center
              Minneapolis, MN 55474
              Telephone: (800) 862-7919
              Website address: riversource.com/lifeinsurance


              IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT


This prospectus contains information that you should know before investing in RiverSource Variable Universal Life IV (VUL IV) or RiverSource Variable Universal Life IV - Estate Series (VUL IV - ES). VUL IV - ES is a life insurance policy with an initial specified amount of $1,000,000.00 or more. All other policies are VUL IV policies. The information in this prospectus applies to both VUL IV - ES and VUL IV unless stated otherwise.

This prospectus describes the VUL IV and VUL IV - ES policies as revised in 2005. Appendix A identifies the date on which we first offered these revised policies in each state or jurisdiction. Where applicable, this prospectus also describes the policies owners received before the revised policies became available in their states or jurisdictions (prior policies).


The purpose of each policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

o     A fixed account to which we credit interest.

o     Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

o     Are NOT deposits or obligations of a bank or financial institution;

o     Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation
      (FDIC) or any other government agency; and

o Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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

TABLE OF CONTENTS


POLICY BENEFITS AND RISKS .................................................    3
     Policy Benefits ......................................................    3
     Policy Risks .........................................................    7
     Fund Risks ...........................................................    8
FEE TABLES ................................................................    9
     Transaction Fees .....................................................    9
     Charges Other than Fund Operating Expenses ...........................   10
     Annual Operating Expenses of the Funds ...............................   14
LOADS, FEES AND CHARGES ...................................................   18
     Premium Expense Charge ...............................................   18
     Monthly Deduction ....................................................   18
     Surrender Charge .....................................................   19
     Partial Surrender Charge .............................................   19
     Mortality and Expense Risk Charge ....................................   20
     Annual Operating Expenses of the Funds ...............................   20
     Effect of Loads, Fees and Charges ....................................   20
     Other Information on Charges .........................................   20
IDS LIFE ..................................................................   20
THE VARIABLE ACCOUNT AND THE FUNDS ........................................   21
     Relationship Between Funds and Subaccounts ...........................   32
     Substitution of Investments ..........................................   32
     Voting Rights ........................................................   32
THE FIXED ACCOUNT .........................................................   33
PURCHASING YOUR POLICY ....................................................   33
     Application ..........................................................   33
     Premiums .............................................................   34
POLICY VALUE ..............................................................   34
     Fixed Account ........................................................   34
     Subaccounts ..........................................................   34
KEEPING THE POLICY IN FORCE ...............................................   35
     Minimum Initial Premium Period .......................................   35
     No Lapse Guarantees ..................................................   36
     Grace Period .........................................................   36
     Reinstatement ........................................................   36
     Exchange Right .......................................................   37
PROCEEDS PAYABLE UPON DEATH ...............................................   37
     Change in Death Benefit Option .......................................   38
     Changes in Specified Amount ..........................................   38
     Charitable Giving Benefit ............................................   39
     Misstatement of Age or Sex ...........................................   40
     Suicide ..............................................................   40
     Beneficiary ..........................................................   40
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS .......................   40
     Restrictions on Transfers ............................................   40
     Fixed Account Transfer Policies ......................................   42
     Minimum Transfer Amounts .............................................   42
     Maximum Transfer Amounts .............................................   42
     Maximum Number of Transfers Per Year .................................   42
     Automated Transfers ..................................................   42
     Automated Dollar-Cost Averaging ......................................   43
     Asset Rebalancing ....................................................   43
POLICY LOANS ..............................................................   44
     Minimum Loan Amounts .................................................   44
     Maximum Loan Amounts .................................................   44
     Allocation of Loans to Accounts ......................................   44
     Repayments ...........................................................   44
     Overdue Interest .....................................................   44
     Effect of Policy Loans ...............................................   44
POLICY SURRENDERS .........................................................   45
     Total Surrenders .....................................................   45
     Partial Surrenders ...................................................   45
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER .........................   45
PAYMENT OF POLICY PROCEEDS ................................................   46
     Payment Options ......................................................   46
     Deferral of Payments .................................................   46
FEDERAL TAXES .............................................................   47
     IDS Life's Tax Status ................................................   47
     Taxation of Policy Proceeds ..........................................   47
     Modified Endowment Contracts .........................................   49
     Other Tax Considerations .............................................   49
     Split Dollar Arrangements ............................................   50
DISTRIBUTION OF THE POLICY ................................................   51
LEGAL PROCEEDINGS .........................................................   52
POLICY ILLUSTRATIONS ......................................................   53
KEY TERMS .................................................................   62
FINANCIAL STATEMENTS ......................................................   63
APPENDIX A: POLICY AVAILABILITY BY JURISDICTION ...........................   64

CORPORATE CONSOLIDATION

Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your policy.


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   LIFE IV - ESTATE SERIES -- PROSPECTUS
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

POLICY BENEFITS AND RISKS


This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

-------------------------     -----------------------------   ----------------------------------------------------------------------
      POLICY BENEFIT                  WHAT IT MEANS                                      HOW IT WORKS
-------------------------     -----------------------------   ----------------------------------------------------------------------
DEATH BENEFIT                 We will pay a benefit to the    The amount payable is the death benefit amount minus any
                              beneficiary of the policy       indebtedness as of the death benefit valuation date. You may choose
                              when the insured dies. Before   either of the following death benefit options:
                              the insured's attained
                              insurance age 100, your         OPTION 1 (LEVEL AMOUNT): If death is prior to the insured's attained
                              policy's death benefit can      insurance age 100, the death benefit amount is the greater of the
                              never be less than the          following as determined on the death benefit valuation date:
                              specified amount unless you
                              change that amount or your      o     the specified amount; or
                              policy has outstanding
                              indebtedness.                   o     a percentage of the policy value.

                                                              OPTION 2 (VARIABLE AMOUNT): If death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

                                                              o     the policy value plus the specified amount; or

                                                              o     a percentage of the policy value.

                                                              You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges.

                                                              UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR AFTER THE
                                                              INSURED'S ATTAINED INSURANCE AGE 100, THE DEATH BENEFIT AMOUNT WILL BE
                                                              THE GREATER OF:

                                                              o     the policy value on the death benefit valuation date; or

                                                              o     the policy value at the insured's attained insurance age 100.

------------------------------------------------------------------------------------------------------------------------------------
CHARITABLE GIVING BENEFIT     For VUL IV - ES only, you may   You may designate the charitable beneficiary at any time and change
                              name an organization            the charitable beneficiary once each policy year by written request.
                              described in Section 170(c)     There is no additional charge for the charitable giving benefit. We
                              of the Code to receive an       pay the charitable giving benefit from our assets; it is not
                              amount equal to 1% of the       deducted from the policy proceeds.
                              policy's proceeds payable
                              upon death up to a maximum of
                              $100,000. Proceeds payable
                              upon death do not include
                              amounts paid under any
                              Optional Insurance Benefits
                              described below. Not
                              available in all states.
------------------------------------------------------------------------------------------------------------------------------------


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                                        LIFE IV - ESTATE SERIES -- PROSPECTUS
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

-------------------------     -----------------------------   ----------------------------------------------------------------------
      POLICY BENEFIT                 WHAT IT MEANS                                       HOW IT WORKS
-------------------------     -----------------------------   ----------------------------------------------------------------------
OPTIONAL INSURANCE BENEFITS   You may add optional benefits   AVAILABLE RIDERS YOU MAY ADD:
                              to your policy, at an
                              additional cost, in the form    o     ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (ABRTI): If the
                              of riders (if you meet                insured is terminally ill and death is expected to occur within
                              certain requirements). The            six months, the rider provides that you can withdraw a portion
                              amounts of these benefits do          of the death benefit prior to death.
                              not vary with investment
                              experience of the variable      o     ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB provides an additional
                              account. Certain restrictions         death benefit if the insured's death is caused by accidental
                              apply and are clearly                 injury.
                              described in the applicable
                              rider. These riders may not     o     AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB provides an increase
                              be available in all states.           in the specified amount at a designated percentage on each policy in anniversary until insured's attained insurance age 65.

                                                              o     BASE INSURED RIDER (BIR): BIR provides an additional level adjustable death benefit on the base insured.

                                                              o     CHILDREN'S INSURANCE RIDER (CIR): CIR provides level term
                                                                    coverage on each eligible child.

                                                              o     OTHER INSURED RIDER (OIR): OIR provides a level, adjustable death benefit on the life of each other insured covered. Adding this rider to your policy will cause the loss of the policy's No
                                                                    Lapse Guarantee to Age 100. This rule does not apply to prior policies. (See Appendix A.)

                                                              o     WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under the WMD, we will waive the monthly deduction if the insured becomes totally disabled before attained insurance age 60.

                                                                    In addition for policies purchased on or after Feb. 21, 2005 and if available in your state or jurisdiction:

                                                              o     If total disability begins on or after attained insurance age 60 but before attained insurance age 65, the monthly deduction will be waived only for a limited period of time; and

                                                              o     WMD also includes a waiver for involuntary unemployment benefit where monthly deductions may be waived up to 12 months. Ask your sales representative about the terms of the WMD available in your state or jurisdiction.

                                                              o     WAIVER OF PREMIUM RIDER (WP): If the insured becomes totally disabled before attained insurance age 60, prior to attained insurance age 65 we will add the monthly-specified premium shown in the policy to the policy value, or waive the monthly
                                                                    deduction if higher. On and after attained insurance age 65 the monthly deduction will be waived. If total disability begins on or after attained insurance age 60 but before attained insurance age 65, the addition of the monthly-specified premium or the waiver of the monthly deduction will be for a limited period of time. WP also includes a waiver for involuntary unemployment benefit where monthly deductions may be waived up to 12 months.
                                                                    The involuntary unemployment benefit may not be available in all states.
------------------------------------------------------------------------------------------------------------------------------------


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4  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
   LIFE IV - ESTATE SERIES -- PROSPECTUS
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

-------------------------     -----------------------------   ----------------------------------------------------------------------
      POLICY BENEFIT                  WHAT IT MEANS                                      HOW IT WORKS
-------------------------     -----------------------------   ----------------------------------------------------------------------
MINIMUM INITIAL               Your policy will not lapse      MINIMUM INITIAL GUARANTEE PERIOD: A period of the first five policy
GUARANTEE PERIOD  AND NO      (end without value) if the      years during which you may choose to pay the minimum initial premium
LAPSE GUARANTEES              Minimum Initial Guarantee       as long as the policy value minus indebtedness equals or exceeds the
(NLG)*                        Period or any of the NLG        monthly deduction.
* IN ILLINOIS, REFERRED       options are in effect, even
  TO AS DEATH BENEFIT         if the cash surrender value     NO LAPSE GUARANTEES: Each policy has the following two NLG options
  GUARANTEE (DBG).            is less than the amount         which remain in effect if you meet certain premium requirements and
                              needed to pay the monthly       indebtedness does not exceed the policy value minus surrender charges:
                              deduction.
                                                              o     NO LAPSE GUARANTEE TO AGE 70 (NLG-70) guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 years, if later).

                                                              o     NO LAPSE GUARANTEE TO AGE 100 (NLG-100) guarantees the policy will not lapse before the insured's attained insurance age 100.
                                                                    The NLG-100 is not available when you add an OIR to your policy.
                                                                    This rule does not apply to prior policies. (See Appendix A.)

------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE PREMIUMS             You choose when to pay          When you apply for your policy, you state how much you intend to pay
                              premiums and how much premium   and whether you will pay quarterly, semiannually or annually. You may
                              to pay.                         also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether any of the NLG options remain in effect.
------------------------------------------------------------------------------------------------------------------------------------
RIGHT TO EXAMINE YOUR         You may return your policy      You may mail or deliver the policy to our home office or to your sales
POLICY ("FREE LOOK")          for any reason and receive a    representative with a written request for cancellation by the 10th day
                              full refund of all premiums     after you receive it (15th day in Colorado, 20th day in Idaho and
                              paid.                           North Dakota). On the date your request is postmarked or received, the policy will immediately be considered void from the start.

                                                              Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:

                                                              o     The date we mail the policy from our office

                                                              o     The policy date (only if the policy is issued in force)

                                                              o     The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.

                                                              We reserve the right to change or discontinue this administrative practice at any time.
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT                For two years after the         Because the policy itself offers a fixed return option, all you need
                              policy is issued, you can       to do is transfer all of the policy value in the subaccounts to the
                              exchange it for one that        fixed account. This exchange does not require our underwriting
                              provides benefits that do not   approval. We do not issue a new policy. State restrictions may apply.
                              vary with the investment
                              return of the subaccounts.
------------------------------------------------------------------------------------------------------------------------------------

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        RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  5
                                        LIFE IV - ESTATE SERIES -- PROSPECTUS
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

-------------------------     -----------------------------   ----------------------------------------------------------------------
      POLICY BENEFIT                  WHAT IT MEANS                                      HOW IT WORKS
-------------------------     -----------------------------   ----------------------------------------------------------------------
INVESTMENT CHOICES            You may direct your net
                              premiums or transfer your
                              policy's value to:

                              o     THE VARIABLE ACCOUNT      o     UNDER THE VARIABLE ACCOUNT your policy's value may increase or
                                    which consists of               decrease daily, depending on the investment return. No minimum
                                    subaccounts, each of            amount is guaranteed.
                                    which invests in a fund
                                    with a particular
                                    investment objective;
                                    or

                              o     THE FIXED ACCOUNT which   o     THE FIXED ACCOUNT earns interest rates that we adjust
                                    is our general                  periodically. This rate will never be lower than 3%. (4% for
                                    investment account.             prior policies. See Appendix A.)

------------------------------------------------------------------------------------------------------------------------------------
SURRENDERS                    You may cancel the policy       The cash surrender value is the policy value minus indebtedness minus
                              while it is in force and        any applicable surrender charges. Partial surrenders are available
                              receive its cash surrender      within certain limits for a fee.
                              value or take a partial
                              surrender out of your
                              policy.
------------------------------------------------------------------------------------------------------------------------------------
LOANS                         You may borrow against your     Your policy secures the loan.
                              policy's cash surrender
                              value.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFERS                     You may transfer your           You may transfer policy value from one subaccount to another or
                              policy's value.                 between subaccounts and the fixed account. Certain restrictions may apply. You can also arrange for automated transfers among the fixed account and subaccounts.
------------------------------------------------------------------------------------------------------------------------------------

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6  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
   LIFE IV - ESTATE SERIES -- PROSPECTUS
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

POLICY RISKS

-------------------------     -----------------------------   ----------------------------------------------------------------------
      POLICY RISK                     WHAT IT MEANS                                      WHAT CAN HAPPEN
-------------------------     -----------------------------   ----------------------------------------------------------------------
INVESTMENT RISK               You direct your net premiums    o     You can lose cash values due to adverse investment experience.
                              or transfer your policy's             No minimum amount is guaranteed under the subaccounts of the
                              value to a subaccount that            variable account.
                              drops in value.
                                                              o     Your death benefit under Option 2 may be lower due to adverse investment experience.

                                                              o     Your policy could lapse due to adverse investment experience if neither the Minimum Initial Guarantee Period nor any of the NLG
                                                                    options are in effect and you do not pay the premiums needed to maintain coverage.
                              ------------------------------------------------------------------------------------------------------
                              You transfer your policy's      o     The value of the subaccount from which you transferred could
                              value between subaccounts.            increase while the value of the subaccount to which you
                                                                    transferred could decrease.

------------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY        The policy is not suitable as   o     If you are unable to afford the premiums needed to keep the
VALUES IN EARLY YEARS         a short-term investment.              policy in force for a long period of time, your policy could lapse with no value.
                              ------------------------------------------------------------------------------------------------------
                              Your policy has little or no    o     Surrender charges apply to the policy for the first ten policy
                              cash surrender value in the           years. Surrender charges can significantly reduce policy value.
                              early policy years.                   Poor investment performance can also significantly reduce policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.
                              ------------------------------------------------------------------------------------------------------
                              Your ability to take partial    o     You cannot take partial surrenders during the first policy year.
                              surrenders is limited.
------------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK                    You do not pay the premiums     o     We will not pay a death benefit if your policy lapses.
                              needed to maintain coverage.
                              ------------------------------------------------------------------------------------------------------
                              Your policy may lapse due to    o     Surrender charges affect the surrender value, which is a measure
                              surrender charges.                    we use to determine whether your policy will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate any of the NLG options.
                              ------------------------------------------------------------------------------------------------------
                              You take a loan against your    o     Taking a loan increases the risk that your policy will lapse,
                              policy.                               will have a permanent effect on the policy value, will reduce the death benefit and may terminate any of the NLG options.

                                                              o     The lapse may have adverse tax consequences.
                              ------------------------------------------------------------------------------------------------------
                              Your policy can lapse due to    o     Your policy could lapse due to adverse investment experience if
                              poor investment performance.          neither the Minimum Initial Guarantee Period nor any of the NLG
                                                                    options are in effect and you do not pay premium needed to maintain coverage.

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE/ REPLACEMENT RISK    You drop another policy to      o     You may pay surrender charges on the policy you drop.
                              buy this one.
                                                              o     This policy has surrender charges which may extend beyond those in the policy you drop.

                                                              o     You will be subject to new incontestability and suicide periods.

                                                              o     You may be in a higher insurance risk rating category now and you may pay higher premiums.
                              ------------------------------------------------------------------------------------------------------
                              You use cash values or          o     If you borrow from another policy to buy this one, the loan
                              dividends from another policy         reduces the death benefit on the other policy. If you fail to
                              to buy this one.                      repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy ends with a loan against it.

                                                              o     The exchange may have adverse tax consequences.
------------------------------------------------------------------------------------------------------------------------------------

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        RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  7
                                        LIFE IV - ESTATE SERIES -- PROSPECTUS
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

-------------------------     -----------------------------   ----------------------------------------------------------------------
      POLICY RISK                      WHAT IT MEANS                                     WHAT CAN HAPPEN
-------------------------     -----------------------------   ----------------------------------------------------------------------
TAX RISK                      Certain changes you make to     o     Federal income tax on earnings will apply to surrenders or loans
                              the policy may cause it to            from a modified endowment contract or an assignment of a
                              become a "modified endowment          modified endowment contract. Earnings come out first on
                              contract" for federal income          from a modified endowment contract or an assignment of a
                              tax purposes.                         modified surrenders or loans endowment contract. If you are under age 591/2, a 10% penalty tax also may apply to these earnings.
                              ------------------------------------------------------------------------------------------------------
                              Your policy is not a modified   o     You will be taxed on any earnings generated in the policy --
                              endowment contract and it             earnings in policy cash value and earnings previously taken via
                              lapses or is fully                    existing loans. It could be the case that a policy with a
                              surrendered with an                   relatively small existing cash value could have significant
                              outstanding policy loan.              earnings that will be taxed upon lapse or surrender of the policy.
                              ------------------------------------------------------------------------------------------------------
                              Congress may change current     o     You could lose any or all of the specific federal income tax
                              tax law at any time.                  attributes and benefits of life insurance policies including tax-deferred accrual of cash values, your ability to take a loan
                              The interpretation of current         from the policy and income tax free death benefits.
                              tax law is subject to change
                              by the Internal Revenue
                              Service (IRS) or the courts
                              at any time.
                              ------------------------------------------------------------------------------------------------------
                              The policy fails to qualify     o     Earnings are taxable as ordinary income. Your beneficiary may
                              as life insurance for federal         have to pay income tax on part or all of the death benefit.
                              income tax purposes.
                              ------------------------------------------------------------------------------------------------------
                              The IRS determines that you,    o     You may be taxed on the income of each subaccount to the extent
                              not the Variable Account, are         of your investment.
                              the owner of the fund shares
                              held by our Variable Account.
                              ------------------------------------------------------------------------------------------------------
                              You buy this policy to fund a   o     The tax-deferred accrual of cash values provided by the policy
                              tax-deferred retirement plan.         is unnecessary because tax deferral is provided by the
                                                                    tax-deferred retirement plan.
------------------------------------------------------------------------------------------------------------------------------------


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.


LIMITATIONS ON USE OF THE POLICY: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.


FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
   LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

FEE TABLES*

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.

TRANSACTION FEES


                                                ---------------------------------------------------------------
                                                                    AMOUNT DEDUCTED
----------------------   --------------------   ---------------------------------------------------------------
                            WHEN CHARGE IS
        CHARGE                 DEDUCTED                     VUL IV                        VUL IV - ES
----------------------   --------------------   ------------------------------   ------------------------------

PREMIUM EXPENSE          When you pay           5% of each premium               5% of each premium payment.
CHARGE                   premium.               payment.

---------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE**       When you surrender     Rate per $1,000 of               Rate per $1,000 of initial
                         your policy for its    initial specified amount:        specified amount:
                         full cash surrender
                         value, or the policy   MINIMUM:                         MINIMUM:
                         lapses, during the
                         first ten years and    $5.11 -- Female, Standard,       $5.11 -- Female, Standard,
                         for ten years after    Age 1                            Age 1
                         requesting an
                         increase in the        MAXIMUM:                         MAXIMUM:
                         specified amount.
                         Rate per $1,000 of     $47.51 -- Male, Standard         $47.51 -- Male, Standard
                         initial specified      Tobacco, Age 85                  Tobacco, Age 85
                         amount:
                                                REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:

                                                $9.01 -- Male, Preferred         $10.42 -- Male, Preferred
                                                Nontobacco, Age 35               Nontobacco, Age 40

---------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE    When you surrender     The lesser of:                   The lesser of:
                         part of the value of
                         your policy.           o      $25; or                   o      $25; or

                                                o      2% of the amount          o      2% of the amount
                                                       surrendered.                     surrendered.

---------------------------------------------------------------------------------------------------------------
ACCELERATED BENEFIT      Upon payment of        GUARANTEED: The greater          GUARANTEED: The greater of
RIDER FOR TERMINAL       Accelerated Benefit.   of $300 or 1% of the             $300 or 1% of the Initial
ILLNESS CHARGE                                  Initial Accelerated              Accelerated Benefit per
                                                Benefit per payment.             payment.

                                                CURRENT: $0 per payment.         CURRENT: $0 per payment.

---------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL    When we pay policy     o      $15 -- United States      $15 -- United States
AND ELECTRONIC FUND      proceeds by express
TRANSFERS OF LOAN        mail or electronic     o      $30 -- International      $30 -- International
PAYMENTS AND             fund transfer.
SURRENDERS

---------------------------------------------------------------------------------------------------------------

* In prior policies, the "Standard tobacco" risk classification was the "Smoker" risk classification and the "Preferred nontobacco" risk classification was the "Preferred nonsmoker" risk classification. (See Appendix A.)

** This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.


--------------------------------------------------------------------------------
        RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  9
                                        LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


CHARGES OTHER THAN FUND OPERATING EXPENSES

                                                ---------------------------------------------------------------
                                                                      AMOUNT DEDUCTED
----------------------   --------------------   ---------------------------------------------------------------
                            WHEN CHARGE IS
        CHARGE                 DEDUCTED                     VUL IV                        VUL IV - ES
----------------------   --------------------   ------------------------------   ------------------------------
COST OF INSURANCE        Monthly.               Monthly rate per $1,000 of       Monthly rate per $1,000 of
CHARGES*                                        net amount at risk:              net amount at risk:

                                                MINIMUM:                         MINIMUM:

                                                $.06 -- Female, Standard,        $.06 -- Female, Standard,
                                                Age 10, Duration 1               Age 10, Duration 1

                                                MAXIMUM:                         MAXIMUM:

                                                $83.33 -- Male, Standard         $83.33 -- Male, Standard
                                                Tobacco, Attained Insurance      Tobacco, Attained Insurance
                                                Age 99                           Age 99

                                                REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:

                                                $.14 -- Male, Preferred          $.20 -- Male, Preferred
                                                Nontobacco, Age 35, Duration 1   Nontobacco, Age 40, Duration 1

---------------------------------------------------------------------------------------------------------------
POLICY FEE               Monthly.               GUARANTEED:                      GUARANTEED:

                                                $7.50 per month.                 $7.50 permonth.

                                                CURRENT:                         CURRENT: $0 per month.

                                                $7.50 per month for initial
                                                specified amounts below
                                                $250,000; and $0 per month for
                                                initial specified amounts of
                                                $250,000 and above.

---------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE    Daily.                 GUARANTEED:                      GUARANTEED:
RISK CHARGE
                                                .90% of the average daily        .90% of the average daily
                                                net asset value of the           net asset value of the
                                                subaccounts for all policy       subaccounts for all policy
                                                years.                           years.

                                                CURRENT:                         CURRENT:

                                                o     .90% for policy years      o     .90% for policy years
                                                      1-10;                            1-10;

                                                o     .45% for policy years      o     .30% for policy years
                                                      11-20; and                       11-20; and

                                                o     .30% for policy years      o     .20% for policy years
                                                      21 and after.                    21 and after.

---------------------------------------------------------------------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.

--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

                                                ---------------------------------------------------------------
                                                                    AMOUNT DEDUCTED
----------------------   --------------------   ---------------------------------------------------------------
                            WHEN CHARGE IS
        CHARGE                 DEDUCTED                     VUL IV                        VUL IV - ES
----------------------   --------------------   ------------------------------   ------------------------------
INTEREST RATE ON LOANS   Charged daily and      GUARANTEED:                      GUARANTEED:
                         due at the end of
                         the policy year.       5% per year.                     5% per year.

                                                CURRENT:                         CURRENT:

                                                o      5% for policy years       o     5% for policy years
                                                       1-10;                           1-10;

                                                o     3% for policy years        o     3% for policy years
                                                      11+.                             11+.

                                                For prior policies: (See Appendix A.)

                                                GUARANTEED:                      GUARANTEED:

                                                6% per year.                     6% per year.

                                                CURRENT:                         CURRENT:

                                                o     6% for policy years        o     6% for policy years
                                                      1-10;                            1-10;

                                                o     4% for policy years 11+.   o     4% for policy years 11+.

---------------------------------------------------------------------------------------------------------------
INTEREST RATE ON         Annually, payable at   GUARANTEED:
PAYMENTS UNDER           the end of each
ACCELERATED BENEFIT      policy year.           o      As set forth immediately above for that part of the
RIDER FOR TERMINAL                                     Accelerated Benefit which does not exceed the policy
ILLNESS (ABRTI)                                        value available for loan when an Accelerated Benefit is
                                                       requested.

                                                o      For that part of an Accelerated Benefit which exceeds
                                                       the policy value available for loan when the Accelerated
                                                       Benefit is requested, the greater of the current yield
                                                       on 90 day Treasury bills or the current maximum
                                                       statutory adjustable policy loan interest rate expressed
                                                       as an annual effective rate.

---------------------------------------------------------------------------------------------------------------
ACCIDENTAL DEATH         Monthly.               Monthly rate per $1,000 of       Monthly rate per $1,000 of
BENEFIT RIDER (ADB)*                            accidental death benefit         accidental death benefit
                                                amount:                          amount:

                                                MINIMUM:                         MINIMUM:

                                                $.04 -- Female, Age 5            $.04 -- Female, Age 5

                                                MAXIMUM:                         MAXIMUM:

                                                $.16 -- Male, Age 69             $.16 -- Male, Age 69

                                                REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:

                                                $.08 -- Male, Preferred          $.08 -- Male, Preferred
                                                Nontobacco, Age 35               Nontobacco, Age 40

---------------------------------------------------------------------------------------------------------------
AUTOMATIC INCREASE       No charge.             No charge for this rider,        No charge for this rider,
BENEFIT RIDER (AIB)                             however, the additional          however, the additional
                                                insurance added by the           insurance added by the
                                                rider is subject to              rider is subject to
                                                monthly cost of insurance        monthly cost of insurance
                                                charges.                         charges.

---------------------------------------------------------------------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  11
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

                                                ---------------------------------------------------------------
                                                                    AMOUNT DEDUCTED
----------------------   --------------------   ---------------------------------------------------------------
                            WHEN CHARGE IS
        CHARGE                 DEDUCTED                     VUL IV                        VUL IV - ES
----------------------   --------------------   ------------------------------   ------------------------------
BASE INSURED RIDER       Monthly.               Monthly rate per $1,000          Monthly rate per $1,000 of
(BIR)*                                          of base insured rider            base insured rider
                                                specified amount:                specified amount:

                                                MINIMUM:                         MINIMUM:

                                                $.06 -- Female, Standard,        $.06 -- Female, Standard,
                                                Age 10, Duration 1               Age 10, Duration 1

                                                MAXIMUM:                         MAXIMUM:

                                                $83.33 -- Male, Standard         $83.33 -- Male, Standard
                                                Tobacco, Age 99                  Tobacco, Age 99

                                                REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:

                                                $.14 -- Male, Preferred          $.20 -- Male, Preferred
                                                Nontobacco, Age 35,              Nontobacco, Age 40,
                                                Duration 1                       Duration 1

---------------------------------------------------------------------------------------------------------------
CHILDREN'S INSURANCE     Monthly.               Monthly rate per $1,000 of       Monthly rate per $1,000 of
RIDER (CIR)                                     CIR specified amount:            CIR specified amount:
                                                $.58                             $.58

---------------------------------------------------------------------------------------------------------------
OTHER INSURED RIDER      Monthly.               Monthly rate per $1,000 of       Monthly rate per $1,000 of
(OIR)*                                          OIR specified amount:            OIR specified amount:

                                                MINIMUM:                         MINIMUM:

                                                $.06 -- Female, Standard,        $.06 -- Female, Standard,
                                                Age 10, Duration 1               Age 10, Duration 1

                                                MAXIMUM:                         MAXIMUM:

                                                $83.33 -- Male, Standard         $83.33 -- Male, Standard
                                                Tobacco, Age 99                  Tobacco, Age 99

                                                REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:

                                                $.14 -- Male, Preferred          $.20 -- Male, Preferred
                                                Nontobacco, Age 35,              Nontobacco, Age 40,
                                                Duration 1                       Duration 1

---------------------------------------------------------------------------------------------------------------
WAIVER OF MONTHLY        Monthly.               For policies purchased on        For policies purchased on
DEDUCTION RIDER (WMD)*                          or after Feb. 21, 2005, and      or after Feb. 21, 2005, and
                                                if available in your state       if available in your state
                                                or jurisdiction (See             or jurisdiction (See
                                                Appendix A):                     Appendix A):

                                                Monthly rate per $1,000 of       Monthly rate per $1,000 of
                                                net amount risk plus the         net amount of risk plus the
                                                BIR specified amount and         BIR specified amount and
                                                the OIR specified amounts        the OIR specified amounts
                                                if applicable:                   if applicable:

                                                MINIMUM:                         MINIMUM:

                                                $.00692 - Female,                $.00692 - Female,
                                                Nontobacco, Age 20               Nontobacco, Age 20

                                                MAXIMUM:                         MAXIMUM:

                                                $.34212 - Male,                  $.34212 - Male,
                                                Standard Tobacco, Age 59         Standard Tobacco, Age 59

                                                REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:

                                                $.04009 - Male,                  $.01899 - Male,
                                                Preferred Nontobacco, Age 35     Preferred Nontobacco, Age 40

---------------------------------------------------------------------------------------------------------------


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.

--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

                                                ---------------------------------------------------------------
                                                                    AMOUNT DEDUCTED
----------------------   --------------------   ---------------------------------------------------------------
                            WHEN CHARGE IS
        CHARGE                 DEDUCTED                     VUL IV                        VUL IV - ES
----------------------   --------------------   ------------------------------   ------------------------------
WAIVER OF MONTHLY        Monthly.               For all other policies:          For all other policies:
DEDUCTION RIDER (WMD)*
(CONTINUED)                                     Monthly rate per $1,000 of       Monthly rate per $1,000 of
                                                net amount of risk plus the      net amount risk plus the
                                                BIR specified amount and         BIR specified amount and
                                                the OIR specified amounts        the OIR specified amounts
                                                if applicable.                   if applicable.

                                                MINIMUM:                         MINIMUM:

                                                $.01 - Female,                   $.01 - Female,
                                                Standard, Age 5                  Standard, Age 5

                                                MAXIMUM:                         MAXIMUM:

                                                $.28 - Male,                     $.28 - Male,
                                                Standard Tobacco, Age 59         Standard Tobacco, Age 59

                                                REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:

                                                $.02 - Male,                     $.02 - Male,
                                                Preferred Nontobacco, Age 35     Preferred Nontobacco, Age 40

                                                If you have a CIR, there         If you have a CIR, there
                                                will be an additional            will be an additional
                                                charge of $.02 per month         charge of $.02 per month
                                                per $1,000 of the CIR            per $1,000 of the CIR
                                                specified amount.                specified amount.

---------------------------------------------------------------------------------------------------------------
WAIVER OF PREMIUM        Monthly.               Monthly rate multiplied by       Monthly rate multiplied by
RIDER (WP)*                                     the greater of the               the greater of the
                                                monthly-specified premium        monthly-specified premium
                                                selected for the rider or        selected for the rider or
                                                the monthly deduction for        the monthly deduction for
                                                the policy and any other         the policy and any other
                                                riders attached to the           riders attached to the
                                                policy.                          policy.

                                                MINIMUM:                         MINIMUM:

                                                $.03206 - Male,                  $.03206 - Male,
                                                Nontobacco, Age 20               Nontobacco, Age 20

                                                MAXIMUM:                         MAXIMUM:

                                                $.40219 - Female,                $.40219 - Female,
                                                Standard Tobacco, Age 59         Standard Tobacco, Age 59

                                                REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:

                                                $.04009 - Male,                  $.04649 - Male,
                                                Preferred Nontobacco, Age 35     Preferred Nontobacco, Age 40

---------------------------------------------------------------------------------------------------------------


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  13
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


--------------------------------------------------------------------------------
MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)
--------------------------------------------------------------------------------

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                  MINIMUM                MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                    0.53%                  3.01%

(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
--------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                         GROSS TOTAL
                                                                    MANAGEMENT    12b-1      OTHER         ANNUAL
                                                                      FEES         FEES     EXPENSES      EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                   0.61%       0.25%     0.29%       1.15%(1),(2)
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund, Series II Shares                    0.75        0.25      0.34        1.34(1),(3)
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund, Series I Shares                                0.75          --      0.42        1.17(1),(3)
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund, Series I Shares                      0.75          --      0.37        1.12(1)
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund, Series I Shares                              0.75          --      0.37        1.12(1)
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio (Class B)            0.55        0.25      0.05        0.85(4)
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio (Class B)          0.75        0.25      0.12        1.12(4)
----------------------------------------------------------------------------------------------------------------------
American Century VP International, Class II                            1.13        0.25        --        1.38(4)
----------------------------------------------------------------------------------------------------------------------
American Century VP Value, Class II                                    0.83        0.25        --        1.08(4)
----------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc. Social Balanced Portfolio                0.70          --      0.22        0.92(5)
----------------------------------------------------------------------------------------------------------------------
Columbia High Yield Fund, Variable Series, Class B                     0.55        0.25      0.37        1.17(6),(23)
----------------------------------------------------------------------------------------------------------------------
Evergreen VA Fundamental Large Cap Fund - Class 2                      0.58        0.25      0.18        1.01(7)
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth & Income Portfolio Service Class 2              0.47        0.25      0.12        0.84(8)
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                      0.57        0.25      0.12        0.94(8)
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio Service Class 2                     0.72        0.25      0.17        1.14(8)
----------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Real Estate Fund - Class 2                             0.47        0.25      0.02        0.74(9),(10)
----------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Value Securities Fund - Class 2              0.52        0.25      0.17        0.94(10),(11)
----------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares Securities Fund - Class 2                         0.60        0.25      0.18        1.03(10)
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                   0.80          --      0.07        0.87(12)
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund                          0.65          --      0.09        0.74(12)
(previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global Technology Portfolio: Service Shares         0.64        0.25      0.09        0.98(13)
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio: Service Shares      0.64        0.25      0.06        0.95(13)
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity Portfolio                       0.75        0.25      0.21        1.21(14)
----------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class                   0.75        0.25      0.15        1.15(15),(16)
----------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class                            0.90        0.25      0.16        1.31(15),(16)
----------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series - Service Class                                0.75        0.25      0.15        1.15(15),(16)
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Service Shares                  0.63        0.25      0.04        0.92(17),(23)
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA, Service Shares              0.74        0.25      0.05        1.04(17),(23)


--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND (CONTINUED)
--------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                        GROSS TOTAL
                                                                 MANAGEMENT    12b-1      OTHER           ANNUAL
                                                                    FEES        FEES     EXPENSES        EXPENSES
Oppenheimer Strategic Bond Fund/VA, Service Shares                  0.69%       0.25%      0.02%     0.96%(17),(23)
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio - Class II Shares               0.65        0.25       0.06      0.96(4)
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio - Class II Shares                      0.85        0.25       0.76      1.86(4)
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB Shares                    0.70        0.25       0.11      1.06(4)
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB Shares               0.75        0.25       0.18      1.18(4)
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                              0.65        0.25       0.09      0.99(4)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                  0.54        0.13       0.14      0.81(18),(19),(20)
(previously AXP(R) Variable Portfolio - Managed Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Cash Management Fund           0.33        0.13       0.15      0.61(18),(19)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Core Bond Fund                 0.48        0.13       0.33      0.94(18),(19),(21),(23)
(previously AXP(R) Variable Portfolio - Core Bond Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Diversified Bond Fund          0.47        0.13       0.17      0.77(18),(19)
(previously AXP(R) Variable Portfolio - Diversified
  Bond Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Diversified Equity
  Income Fund                                                       0.68        0.13       0.16      0.97(18),(19),(20)
(previously AXP(R) Variable Portfolio - Diversified Equity
  Income Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Emerging Markets Fund          1.05        0.13       0.34      1.52(18),(19),(20),(21)
(previously AXP(R) Variable Portfolio - Threadneedle Emerging
  Markets Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Global Bond Fund               0.71        0.13       0.20      1.04(18),(19)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Global Inflation
  Protected Securities Fund                                         0.44        0.13       0.33      0.90(18),(19),(21),(23)
(previously AXP(R) Variable Portfolio - Inflation
  Protected Securities Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Growth Fund                    0.66        0.13       0.17      0.96(18),(19),(20)
(previously AXP(R) Variable Portfolio - Growth Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - High Yield Bond Fund           0.59        0.13       0.16      0.88(18),(19)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Income Opportunities Fund      0.61        0.13       0.34      1.08(18),(19),(21),(23)
(previously AXP(R) Variable Portfolio - Income
  Opportunities Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - International
  Opportunity Fund                                                  0.72        0.13       0.20      1.05(18),(19),(20)
(previously AXP(R) Variable Portfolio - Threadneedle
  International Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund          0.56        0.13       0.14      0.83(18),(19),(20)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Large Cap Value Fund           0.60        0.13       1.86      2.59(18),(19),(20),(21),(23)
(previously AXP(R) Variable Portfolio - Large Cap Value Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund            0.63        0.13       0.17      0.93(18),(19),(20),(21)
(previously AXP(R) Variable Portfolio - Equity Select Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund             0.70        0.13       2.18      3.01(18),(19),(21),(23)
(previously AXP(R) Variable Portfolio - Mid Cap Value Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund             0.22        0.13       0.18      0.53(18),(19),(21)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Select Value Fund              0.77        0.13       0.30      1.20(18),(19),(20),(21),(23)
(previously AXP(R) Variable Portfolio - Partners Select Value
  Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Short Duration U.S.
  Government Fund                                                   0.48        0.13       0.17      0.78(18),(19)
(previously AXP(R) Variable Portfolio - Short Duration U.S.
  Government Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund       0.80        0.13       0.22      1.15(18),(19),(20)
(previously AXP(R) Variable Portfolio - Small Cap Advantage
  Fund)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Small Cap Value Fund           0.92        0.13       0.24      1.29(18),(19),(20),(21)
(previously AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund)
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      0.95          --       0.18      1.13(4)


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  15
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                       GROSS TOTAL
                                                      MANAGEMENT   12b-1     OTHER       ANNUAL
                                                         FEES      FEES     EXPENSES    EXPENSES
Wanger U.S. Smaller Companies                           0.90%        --%     0.05%       0.95%(4)
--------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Asset Allocation Fund           0.55      0.25      0.24        1.04(22)
--------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT International Core Fund         0.75      0.25      0.41        1.41(22)
--------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity Fund                0.72      0.25      0.21        1.18(22)
--------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Growth Fund           0.75      0.25      0.24        1.24(22)

(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses of Series I shares to 1.30% and Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above:
      (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund, Series II Shares the "Gross total annual expenses" have been restated to reflect such reorganization.

(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(5) Expenses are based on expenses for the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor, to the Subadvisors, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of Calvert.

(6) On April 28, 2006, Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio. On May 1, 2006, Nations High Yield Bond Portfolio, changed its name to Columbia High Yield Fund, Variable Series, Class B. The Fund's advisor has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% through April 30, 2007. In addition, the Fund's distributor has contractually agreed to waive 0.19% of the 12b-1 fees through April 30, 2007. If these waivers were reflected in the table, total annual fund operating expenses would be 0.66%.

(7) The "Gross total annual expenses" exclude expense reductions and fee waivers. These fees have been restated to reflect current fees.

(8) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the net expenses would have been 0.79% for Fidelity(R) VIP Growth & Income Portfolio Service Class 2, 0.89% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

(9) The Fund's administration fee is paid indirectly through the management fee.

(10) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(11) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.05%) and 0.89%, respectively for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(12) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.16% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund and 0.25% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(13) Janus Capital has contractually agreed to waive certain Portfolio's total annual operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until May 1, 2007. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(14) The Investment Manager has contractually agreed to waive its fees and, if necessary, reimburse the Portfolio through Dec. 31, 2006, to the extent "Gross total annual expenses" exceed 1.25% of average daily net assets for Lazard Retirement International Equity Portfolio.

(15) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(16) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower.

(17) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

(18) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(19) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

(20) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund, 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.01% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.04% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund, 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund, 0.002% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund and 0.01% for RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund.

(21) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
      0.83% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.72% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 1.25% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund.

(22) The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for Wells Fargo Advantage VT Opportunity Fund are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund. Please refer to the Fund's prospectus for additional details.

(23)  Not available under prior policies. (See Appendix A.)


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  17
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

LOADS, FEES AND CHARGES

Policy charges primarily compensate us for:

o     providing the insurance benefits of the policy;

o     issuing the policy;

o     administering the policy;

o     assuming certain risks in connection with the policy; and

o     distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. It also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary and some states may not impose any tax on premiums we receive.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.    the cost of insurance for the policy month;

2.    the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which you want us to take the monthly deduction, or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if any of the NLG options are in effect or the Minimum Initial Guarantee Period is in effect and the premium payment requirements have been met. (See "No Lapse Guarantees," "Minimum Initial Guarantee Period," "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION

1. COST OF INSURANCE: primarily, this is the cost of providing the death benefit under your policy. It depends on:

      o     the amount of the death benefit;

      o     the policy value; and

      o     the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:

      (a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's insurance age, duration, sex (unless unisex rates are required by law) and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

            We set the rates based on our expectations as to future mortality experience. Our current monthly cost of insurance rates are less than the maximum monthly cost of insurance rates guaranteed in the policy. We reserve the right to change rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

      (b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

      (c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders with the exception of the WMD as it applies to the base policy.

      (d) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

2. POLICY FEE: $7.50 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above for VUL IV; $0 per month for VUL IV - ES. This charge primarily reimburses us for expenses associated with issuing the policy, such as processing the application (mostly underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month for either policy.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.


SURRENDER CHARGE*


If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will reduce your policy value, minus indebtedness, by the applicable surrender charge.

The surrender charge primarily reimburses us for costs of issuing the policy, such as processing the application (mostly underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. The additional maximum surrender charge in a revised policy will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. It will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.


The following table illustrates the maximum surrender charge for VUL IV and VUL IV - ES. For VUL IV, we assume a male, insurance age 35 qualifying for preferred nontobacco rates and a specified amount to be $300,000. For VUL IV - ES, we assume a male, insurance age 40 qualifying for preferred nontobacco rates and a specified amount to be $2,000,000.


 LAPSE OR SURRENDER          MAXIMUM SURRENDER CHARGE FOR:
AT BEGINNING OF YEAR          VUL IV            VUL IV - ES
---------------------------------------------------------------
         1                 $  2,703.00        $ 20,840.00.00
---------------------------------------------------------------
         2                    2,703.00          20,840.00.00
---------------------------------------------------------------
         3                    2,703.00          20,840.00.00
---------------------------------------------------------------
         4                    2,703.00          20,840.00.00
---------------------------------------------------------------
         5                    2,703.00          20,840.00.00
---------------------------------------------------------------
         6                    2,703.00          20,840.00.00
---------------------------------------------------------------
         7                    2,162.40             16,672.00
---------------------------------------------------------------
         8                    1,621.80             12,504.00
---------------------------------------------------------------
         9                    1,081.20              8,336.00
---------------------------------------------------------------
        10                      540.60              4,168.00
---------------------------------------------------------------
        11                        0.00                  0.00
---------------------------------------------------------------


From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

* In prior policies, the "preferred nontobacco" risk classification was the "preferred nonsmoker" risk classification. (See Appendix A.)


PARTIAL SURRENDER CHARGE


If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  19
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE


We deduct this charge from the subaccounts. It is equal, on an annual basis, to ..90% of the average daily net asset value of the subaccounts for the first 10 policy years. For years 11-20 this charge equals .45% for VUL IV and .30% for VUL IV - ES. For years 21 and after, this charge equals .30% for VUL IV and .20% for VUL IV - ES. We reserve the right to charge up to .90% for both VUL IV and VUL IV - ES for all policy years. Computed daily, the charge primarily compensates us for:

o MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

o     cost of insurance charges;

o     surrender charges;

o     cost of optional insurance benefits;

o     policy fees;

o     mortality and expense risk charges; and

o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE


We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the District of Columbia, American Samoa and all states except New York. A wholly-owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.


We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

THE VARIABLE ACCOUNT AND THE FUNDS


THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.


THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

      We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (the "unaffiliated funds") currently ranges up to 0.50% of the average daily net assets invested in the fund through this policy and other policies and contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

      The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (the "affiliated funds") that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the policy, and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  21
                                        LIFE IV- ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

      The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

      Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

      o Compensating, training and educating sales representatives who sell the policies.

      o Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to policy owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


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

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

--------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital              Growth of capital. Invests principally in          A I M Advisors, Inc.
Appreciation Fund,  Series    common stocks of companies likely to
II Shares                     benefit from new or innovative products,
                              services or processes as well as those
                              with above-average long-term growth and
                              excellent prospects for future growth. The
                              fund can invest up to 25% of its total
                              assets in foreign securities that involve
                              risks not associated with investing solely
                              in the United States.

--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital              Long-term growth of capital. Invests               A I M Advisors, Inc.
Development Fund,  Series     primarily in securities (including common
II Shares                     stocks, convertible securities and bonds)
                              of small- and medium-sized companies. The
                              Fund may invest up to 25% of its total
                              assets in foreign securities.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund,       Capital growth. Invests at least 65% of            A I M Advisors, Inc.
Series I Shares               its net assets primarily in common stocks
                              of mid-sized companies, companies included
                              in the Russell Midcap(R) Growth Index at the
                              time of purchase. The Fund also has the
                              flexibility to invest in other types of
                              securities, including preferred stocks,
                              convertible securities and bonds.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services   Capital growth. Actively managed. Invests          A I M Advisors, Inc.
Fund,  Series I Shares        at least 80% of its net assets in the
                              equity securities and equity-related
                              instruments of companies involved in the
                              financial services sector. These companies
                              include, but are not limited to, banks,
                              insurance companies, investment and
                              miscellaneous industries (asset managers,
                              brokerage firms, and government-sponsored
                              agencies and suppliers to financial
                              services companies).
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund,     Capital growth. The Fund is actively               A I M Advisors, Inc.
Series I Shares               managed. Invests at least 80% of its net
                              assets in equity securities and
                              equity-related instruments of companies
                              engaged in technology-related industries.
                              These include, but are not limited to,
                              various applied technologies, hardware,
                              software, semiconductors,
                              telecommunications equipment and services,
                              and service-related companies in
                              information technology. Many of these
                              products and services are subject to rapid
                              obsolescence, which may lower the market
                              value of securities of the companies in
                              this sector.
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein  VPS        Long-term growth of capital. Invests               AllianceBernstein L.P.
Growth and Income             primarily in dividend-paying common stocks
Portfolio (Class B)           of large, well-established, "blue chip"
                              companies.
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein  VPS        Long-term growth of capital. Invests               AllianceBernstein L.P.
International Value           primarily in a diversified portfolio of
Portfolio (Class B)           equity securities of established companies
                              selected from more than 40 industries and
                              from more than 40 developed and emerging
                              market countries.
--------------------------------------------------------------------------------------------------------------------


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       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  23
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
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
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
--------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
American Century VP           Capital growth. Invests primarily in               American Century Global
International, Class II       stocks of growing foreign companies in             Investment Management, Inc.
                              developed countries.
--------------------------------------------------------------------------------------------------------------------
American Century  VP Value,   Long-term capital growth, with income as           American Century Investment
Class II                      a secondary objective.  Invests primarily          Management, Inc.
                              in stocks of companies that management
                              believes to be undervalued at the time of
                              purchase.
--------------------------------------------------------------------------------------------------------------------
Calvert Variable Series,      Income and capital growth. Invests                 Calvert Asset Management Company,
Inc. Social Balanced          primarily in stocks, bonds and money               Inc. (CAMCO), investment adviser.
Portfolio                     market instruments which offer income and          SsgA Funds Management, Inc. and
                              capital growth opportunity and which               New Amsterdam Partners, LLP are
                              satisfy the investment and social                  the investment subadvisers.
                              criteria.
--------------------------------------------------------------------------------------------------------------------
Columbia High Yield Fund,     High level of current income with capital          Columbia Management Advisors, LLC
Variable Series, Class B(1)   appreciation as a secondary objective
                              when consistent with the goal of high
                              current income. The Fund normally invests
                              at least 80% of its net assets (plus any
                              borrowings for investment purposes) in
                              high yielding corporate debt securities,
                              such as bonds, debentures and notes that
                              are rated below investment which the
                              Fund's investment advisor has determined
                              to be of comparable quality. No more than
                              10% of the Fund's total assets will
                              normally be invested in securities rated
                              CCC or lower by S&P or Caa or lower by
                              Moody's.
--------------------------------------------------------------------------------------------------------------------
Evergreen VA Fundamental      Capital growth with the potential for              Evergreen Investment Management
Large Cap Fund - Class 2      current income. Invests in primarily               Company, LLC
                              common stocks of large U.S. companies
                              whose market capitalizations measured at
                              time of purchase fall within the range
                              tracked by the Russell 1000(R) Index.

--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &      Seeks high total return through a                  Fidelity Management & Research
Income Portfolio Service      combination of current income and capital          Company (FMR), investment
Class 2                       appreciation. Normally invests a majority          manager; FMR U.K., FMR Far East,
                              of assets in common stocks with a focus            sub-investment advisers.
                              on those that pay current dividends and
                              show potential for capital appreciation.
                              May invest in bonds, including
                              lower-quality debt securities, as well as
                              stocks that are not currently paying
                              dividends, but offer prospects for future
                              income or capital appreciation. Invests
                              in domestic and foreign issuers. The Fund
                              invests in either "growth" stocks or
                              "value" stocks or both.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally              FMR, investment manager;  FMR
Portfolio Service Class 2     invests primarily in common stocks.                U.K., FMR Far East,
                              Normally invests at least 80% of assets            sub-investment advisers.
                              in securities of companies with medium
                              market capitalizations. May invest in
                              companies with smaller or larger market
                              capitalizations. Invests in domestic and
                              foreign issuers. The Fund invests in
                              either "growth" or "value" common stocks
                              or both.
--------------------------------------------------------------------------------------------------------------------

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24  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
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

--------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally              FMR, investment manager;  FMR
Portfolio Service Class 2     invests primarily in common stocks of              U.K., FMR Far East, Fidelity
                              foreign securities. Normally invests at            International Investment Advisors
                              least 80% of assets in non-U.S.                    (FIIA) and FIIA U.K.,
                              securities.                                        sub-investment advisers.

--------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin  Real         Seeks capital appreciation, with current           Franklin Advisers, Inc.
Estate Fund - Class 2         income as a secondary goal. The Fund
                              normally invests at least 80% of its net
                              assets in investments of companies
                              operating in the  real estate sector.
--------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small         Seeks long-term total return. The Fund             Franklin Advisory Services, LLC
Cap Value Securities  Fund    normally invests at least 80% of its net
- Class 2                     assets in investments of small
                              capitalization companies, and invests
                              primarily to predominantly in equity
                              securities. For this Fund,
                              small-capitalization companies are those
                              with market capitalization values not
                              exceeding $2.5 billion, at the time of
                              purchase.
--------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares          Seeks capital appreciation, with income            Franklin Mutual Advisers, LLC
Securities Fund - Class 2     as a secondary goal. The Fund normally
                              invests mainly in equity securities that
                              the manager believes are undervalued. The
                              Fund normally invests primarily in
                              undervalued stocks and to a lesser extent
                              in risk arbitrage securities and
                              distressed companies.
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid         The Goldman Sachs VIT Mid Cap Value Fund           Goldman Sachs Asset  Management,
Cap Value Fund                seeks long-term capital appreciation. The          L.P.
                              Fund invests, under normal circumstances,
                              at least 80% of its net assets plus any
                              borrowings for investment purposes
                              (measured at time of purchase)("Net
                              Assets") in a diversified portfolio of
                              equity investments in mid-cap issuers
                              with public stock market capitalizations
                              (based upon shares available for trading
                              on an unrestricted basis) within the
                              range of the market capitalization of
                              companies constituting the Russell
                              Midcap(R) Value Index at the time of
                              investment. If the market capitalization
                              of a company held by the Fund moves
                              outside this range, the Fund may, but is
                              not required to, sell the securities. The
                              capitalization range of the Russell
                              Midcap(R) Value Index is currently between
                              $276 million and $14.9 billion. Although
                              the Fund will invest primarily in
                              publicly traded U.S. securities, it may
                              invest up to 25% of its Net Assets in
                              foreign securities, including securities
                              of issuers in emerging countries and
                              securities quoted in foreign currencies.
                              The Fund may invest in the aggregate up
                              to 20% of its Net Assets in companies
                              with public stock market capitalizations
                              outside the range of companies
                              constituting the Russell Midcap(R) Value
                              Index at the time of investment and in
                              fixed-income securities, such as
                              government, corporate and bank debt
                              obligations.
--------------------------------------------------------------------------------------------------------------------


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       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  25
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
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

--------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs  VIT            The Fund seeks long-term growth of                 Goldman Sachs Asset  Management,
Structured  U.S. Equity Fund  capital and dividend income. The Fund              L.P.
(previously Goldman Sachs     seeks this objective through a broadly
VIT CORE(SM) U.S. Equity      diversified portfolio of large-cap and
Fund)                         blue chip equity investments
                              representing all major sectors of the
CORE(SM) is a                 U.S. economy. The Fund invests, under
registered service mark of    normal circumstances, at least 90% of
Goldman, Sachs & Co.          its total assets (not including
                              securities lending collateral and any
                              investment of that collateral) measured
                              at time of purchase ("Total Assets") in
                              a dividend portfolio of equity
                              investments in U.S. issuers, including
                              foreign companies that are traded in the
                              United States. However, it is currently
                              anticipated that, under normal
                              circumstances, the Fund will invest at
                              least 95% of its net assets plus any
                              borrowings for investment purposes
                              (measured at the time of purchase) in
                              such equity investments. The Fund's
                              investments are selected using both a
                              variety of quantitative techniques and
                              fundamental research in seeking to
                              maximize the Fund's expected return,
                              while maintaining risk, style,
                              capitalization and industry
                              characteristics similar to the S&P 500
                              Index. The Fund seeks a broad
                              representation in most major sectors of
                              the U.S. economy and a portfolio
                              consisting of companies with average
                              long-term earnings growth expectations
                              and dividend yields. The Fund is not
                              required to limit its investments to
                              securities in the S&P 500 Index. The
                              Fund's investments in fixed-income
                              securities are limited to securities
                              that are considered cash equivalents.

--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series  Global    Long-term growth of capital. Invests,              Janus Capital
Technology Portfolio:         under normal circumstances, at least 80%
Service Shares                of its net assets in securities of
                              companies that the portfolio manager
                              believes will benefit significantly from
                              advances or improvements in technology.
                              It implements this policy by investing
                              primarily in equity securities of U.S.
                              and foreign companies selected for their
                              growth potential.
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series            Long-term growth of capital. Invests,              Janus Capital
International Growth          under normal circumstances, at least 80%
Portfolio: Service Shares     of its net assets in securities of
                              issuers from at least five different
                              countries, excluding the United States.
                              Although the Portfolio intends to invest
                              substantially all of its assets in
                              issuers located outside the United
                              States, it may at times invest in U.S.
                              issuers and under unusual circumstances,
                              it may invest all of its assets in fewer
                              than five countries or even a single
                              country.
--------------------------------------------------------------------------------------------------------------------
Lazard Retirement             Long-term capital appreciation. Invests            Lazard Asset Management, LLC
International Equity          primarily in equity securities,
Portfolio                     principally common stocks, of relatively
                              large non-U.S. companies with market
                              capitalizations in the range of the
                              Morgan Stanley Capital International
                              (MSCI) Europe, Australia and Far East
                              (EAFE(R)) Index that the Investment
                              Manager believes are undervalued based
                              on their earnings, cash flow or asset
                              values.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Investors  Growth      Long-term growth of capital and future             MFS Investment Management(R)
Stock Series - Service        income. Invests at least 80% of its net
Class                         assets in common stocks and related
                              securities of companies which MFS(R)
                              believes offer better than average
                              prospects for long-term growth.
--------------------------------------------------------------------------------------------------------------------

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    LIFE IV - ESTATE SERIES -- PROSPECTUS
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

--------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery          Capital appreciation. Invests at least             MFS Investment Management(R)
Series- Service Class         65% of its net assets in equity
                              securities of emerging growth companies.
--------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -     Capital growth and current income.                 MFS Investment Management(R)
Service Class                 Invests primarily in equity and debt
                              securities of domestic and foreign
                              companies in the utilities industry.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global            Long-term capital appreciation. Invests            OppenheimerFunds, Inc.
Securities Fund/VA,           mainly in common stocks of U.S. and
Service Shares(1)             foreign issuers that are "growth-type"
                              companies, cyclical industries and
                              special situations that are considered
                              to have appreciation possibilities.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street       Seeks capital appreciation. Invests                OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    mainly in common stocks of
Shares(1)                     small-capitalization U.S. companies that
                              the fund's investment manager believes
                              have favorable business trends or
                              prospects.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic         High level of current income principally           OppenheimerFunds, Inc.
Bond Fund/VA, Service         derived from interest on debt
Shares(1)                     securities. Invests mainly in three
                              market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated
                              high yield securities of U.S. and
                              foreign companies.

--------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT     Current income and long-term growth of             Pioneer Investment Management, Inc.
Portfolio -  Class II         capital from a portfolio consisting
Shares                        primarily of income producing equity
                              securities of U.S. corporations.
                              Normally, the portfolio invests at least
                              80% of its total assets in income
                              producing equity securities of U.S.
                              issuers.  The income producing equity
                              securities in which the portfolio may
                              invest include common stocks, preferred
                              stocks and interests in real estate
                              investment trusts (REITs). The remainder
                              of the portfolio may be invested in debt
                              securities, most of which are expected
                              to be convertible into common stocks.
                              The portfolio may invest up to 25% of
                              its total assets in REITs.
--------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT            Seeks long-term growth of capital.                 Pioneer Investment Management, Inc.
Portfolio - Class II Shares   Normally, the portfolio invests at least
                              80% of its total assets in equity
                              securities of European issuers. For
                              purposes of the portfolio's investment
                              policies, equity investments include
                              common stocks, convertible debt and
                              securities with common stock
                              characteristics, such as preferred
                              stocks, rights, depositary receipts and
                              warrants. The portfolio may also
                              purchase and sell forward foreign
                              currency exchange contracts in European
                              currencies in connection with its
                              investments.
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences     Seeks capital appreciation. The fund               Putnam Investment Management, LLC
Fund -  Class IB Shares       pursues its goal by investing mainly in
                              common stocks of companies in the health
                              sciences industries, with a focus on
                              growth stocks. Under normal
                              circumstances, the fund invests at least
                              80% of its net assets in securities of
                              (a) companies that derive at least 50%
                              of their assets, revenues or profits
                              from the pharmaceutical, health care
                              services, applied research and
                              development and medical equipment and
                              supplies industries, or (b) companies
                              Putnam Management thinks have the
                              potential for growth as a result of
                              their particular products, technology,
                              patents or other market advantages in
                              the health sciences industries.
--------------------------------------------------------------------------------------------------------------------


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       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  27
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
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

--------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Putnam VT International       Seeks capital appreciation. The fund pursues its   Putnam Investment Management, LLC
Equity Fund -  Class IB       goal by investing mainly in common stocks of
Shares                        companies outside the United States that Putnam
                              Management believes have favorable investment
                              potential. Under normal circumstances, the fund
                              invests at least 80% of its net assets in equity
                              investments.
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -        Seeks capital appreciation. The fund pursues its   Putnam Investment Management, LLC
Class IB Shares               goal by investing mainly in common stocks of
                              U.S. companies, with a focus on growth stocks.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Maximum total investment return through a          RiverSource Investments
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              total assets in foreign investments.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Maximum current income consistent with liquidity   RiverSource Investments
Portfolio - Cash              and stability of principal. Invests primarily in
Management Fund               money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      High total return through current income and       RiverSource Investments
Portfolio - Core Bond         capital appreciation. Under normal market
Fund(1)                       conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              Although the Fund is not an index fund, it
                              invests primarily in securities like those
                              included in the  Lehman Brothers Aggregate Bond
                              Index ("the Index"), which are investment grade
                              and denominated in U.S. dollars. The Index
                              includes securities issued by the U.S.
                              government, corporate bonds, and mortgage- and
                              asset-backed securities. The Fund will not
                              invest in securities rated below investment
                              grade, although it may hold securities that have
                              been downgraded.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      High level of current income while attempting to   RiverSource Investments
Portfolio - Diversified       conserve the value of the investment and
Bond Fund                     continuing a high level of income for the
                              longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds.
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      High level of current income and, as a secondary   RiverSource Investments
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend-paying common and
                              preferred stocks.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term capital growth. The Fund's assets are    RiverSource Investments, adviser;
Portfolio - Emerging          primarily invested in equity securities of         Threadneedle International Limited,
Markets Fund                  emerging market companies. Under normal market     an indirect wholly-owned subsidiary
                              conditions, at least 80% of the Fund's net         of Ameriprise Financial,
                              assets will be invested in securities of           subadviser.
                              companies that are located in emerging market
                              countries, or that earn 50% of more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      High total return through income and growth of     RiverSource Investments
Portfolio - Global  Bond      capital. Non-diversified mutual fund that
Fund                          invests primarily in debt obligations of U.S.
                              and foreign issuers (which may include issuers
                              located in emerging markets). Under normal
                              market conditions, the Fund invests at least 80%
                              of its net assets in investment-grade corporate
                              or government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Total return that exceeds the rate of inflation    RiverSource Investments
Portfolio - Global            over the long term. Non-diversified mutual fund
Inflation Protected           that, under normal market conditions, invests at
Securities Fund(1)            least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturies issued by  U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term capital growth. Invests primarily in     RiverSource Investments
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its total assets in foreign
                              investments.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      High current income, with capital growth as a      RiverSource Investments
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yielding, high-risk
                              corporate bonds (junk bonds) issued by U.S. and
                              foreign companies and governments.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      High total return through current income and       RiverSource Investments
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund(1)         conditions, invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. The Fund will
                              purchase only securities rated B or above, or
                              unrated securities believed to be of the same
                              quality. If a security falls below a B rating,
                              the Fund may continue to hold the security.
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  29
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Capital appreciation. Invests primarily in         RiverSource Investments, adviser;
Portfolio - International     equity securities of foreign issuers that offer    Threadneedle International Limited,
Opportunity Fund              strong growth potential. The Fund may invest in    an indirect wholly-owned subsidiary
                              developed and in emerging markets.                 of Ameriprise Financial,
                                                                                 subadviser.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term growth of capital. Under normal market   RiverSource Investments
Portfolio - Large Cap         conditions, the Fund invests at least 80% of its
Equity Fund                   net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              also invest in income-producing equity
                              securities and preferred stocks.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term growth of capital. Under normal market   RiverSource Investments
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund(1)                       net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Growth of capital. Under normal market             RiverSource Investments
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of mid
                              capitalization companies. The investment manager
                              defines mid-cap companies as those whose market
                              capitalization (number of shares outstanding
                              multiplied by the share price) falls within the
                              range of the Russell  Mid Cap(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term growth of capital. Under normal          RiverSource Investments
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund(1)                       its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Mid Cap(R) Value
                              Index.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term capital appreciation. The Fund seeks     RiverSource Investments
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of large
                              capitalization companies that represent a broad
                              spectrum of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term growth of capital. Invests primarily     RiverSource Investments, adviser;
Portfolio - Select Value      in common stocks, preferred stocks and             GAMCO Investors, Inc., subadviser.
Fund(1)                       securities convertible into common stocks that
                              are listed on a nationally recognized securities
                              exchange or traded on the NASDAQ National Market
                              System of the National Association of Securities
                              Dealers. The Fund invests in mid-cap companies
                              as well as companies with larger and smaller
                              market capitalizations.
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      A high level of current income and safety of       RiverSource Investments
Portfolio - Short Duration    principal consistent with an investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term capital growth. Under normal market      RiverSource Investments, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net         Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of        subadviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
--------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term capital appreciation. Invests            RiverSource Investments, adviser;
Portfolio - Small Cap         primarily in equity securities. Under normal       River Road Asset Management, LLC,
Value Fund                    market conditions, at least 80% of the Fund's      Donald Smith & Co., Inc., Franklin
                              net assets will be invested in small cap           Portfolio Associates LLC and Barrow,
                              companies with market capitalization, at the       Hanley, Mewhinney & Strauss, Inc.,
                              time of investment, of up to $2.5 billion or       subadvisers.
                              that fall within the range of the Russell 2000(R)
                              Value Index.
--------------------------------------------------------------------------------------------------------------------
Wanger International Small    Long-term growth of capital. Invests primarily     Columbia Wanger Asset Management,
Cap                           in stocks of companies based outside the U.S.      L.P.
                              with market capitalizations of less than $3
                              billion at time of initial purchase.
--------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily     Columbia Wanger Asset Management,
Companies                     in stocks of small- and medium-size U.S.           L.P.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT      Long-term total return consistent with             Wells Fargo Funds Management, LLC,
Asset Allocation Fund         reasonable risk. The Fund invests in equity and    adviser; Wells Capital Management
                              fixed income securities with an emphasis on        Incorporated, subadviser.
                              equity securities. The Fund does not select
                              individual securities for investment, rather, it
                              buys substantially all of the securities of
                              various indexes to replicate such indexes. The
                              Fund invests the equity portion of its assets in
                              common stocks to replicate the S&P 500 Index,
                              and invests the fixed income portion of its
                              assets in U.S. Treasury Bonds to replicate the
                              Lehman Brothers  20+ Treasury Index. We seek to
                              maintain a 95% or better performance correlation
                              with the respective indexes, before fees and
                              expenses, regardless of market conditions. The
                              Fund's "neutral" target allocation is 60% equity
                              securities and 40% fixed income securities.
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT      Long-term capital appreciation. The Fund seeks     Wells Fargo Funds Management, LLC,
International Core Fund       long-term capital appreciation by investing in     adviser; New Star Institutional
                              principally in  non-U.S. securities, with focus    Managers Limited, subadviser.
                              on companies with strong growth potential that
                              offer relative values. These companies typically
                              have distinct competitive advantages, high or
                              improving returns on invested capital and a
                              potential for positive earnings surprises. The
                              Fund may invest in  emerging markets.
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  31
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT      Seeks long-term capital appreciation. We invest    Wells Fargo Funds Management, LLC,
Opportunity Fund              in equity securities of medium-capitalization      adviser; Wells Capital Management
                              companies that we believe are under-priced yet,    Incorporated, subadviser.
                              have attractive growth prospects.
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT      Long-term capital appreciation. Focus is on        Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         companies believed to have above-average growth    adviser; Wells Capital Management
                              potential or that may be involved in new or        Incorporated, subadviser.
                              innovative products, services and processes.
                              Invests principally in securities of companies
                              with market capitalizations equal to or lower
                              than the company with the largest market
                              capitalization in the Russell 2000 Index, which
                              is considered a small capitalization index that
                              is expected to change frequently.
--------------------------------------------------------------------------------------------------------------------

(1)   Not available under prior policies. (See Appendix A.)

PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.


RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS


Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.


SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;


o     the existing funds become unavailable; or


o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.


Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 3% (4% for prior policies), independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 3% (4% for prior policies), although we may do so at our sole discretion. Rates higher than 3% (4% for prior policies) may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 3% (4% for prior policies) on any portion of policy value in the fixed account against which you have a policy loan outstanding. (See Appendix A.)


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

o     select a specified amount of insurance;

o     select a death benefit option;

o     designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges." )

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  33
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUM IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG options in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG options remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.


ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate any net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.


PURCHASING YOUR POLICY: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.


POLICY VALUE


The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

o     interest credited; minus

o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

o any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o     additional net premiums allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders and partial surrender fees;

o     surrender charges; and/or

o     monthly deductions.

Accumulation unit values will fluctuate due to:

o     changes in underlying fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o     mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

o     premium payments;

o     loan requests and repayments;

o     surrender requests; and

o     transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase the policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the Minimum Initial Premium Period as shown in your policy under "Policy Data," if:

o on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

o the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial premium period is five years.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  35
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

NO LAPSE GUARANTEES

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is sometimes referred to as a death benefit guarantee. Each policy has the following two NLG options:

NO LAPSE GUARANTEE TO AGE 70 (NLG-70): This option guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 years, if later).

The NLG-70 will remain in effect as long as:

o     the sum of premiums paid; minus

o     partial surrenders; minus

o     outstanding indebtedness; equals or exceeds

o     the NLG-70 premiums due since the policy date.

The NLG-70 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG-70 in effect, the NLG-70 will terminate. Your policy will also lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-70 may be reinstated within two years of its termination if the policy is in force.


NO LAPSE GUARANTEE TO AGE 100 (NLG-100): This option guarantees the policy will not lapse before the insured's attained insurance age 100. The NLG-100 is not available when you add an OIR to your policy. This rule does not apply to prior policies. (See Appendix A.)


The NLG-100 will remain in effect as long as:

o     the sum of premiums paid; minus

o     partial surrenders; minus

o     outstanding indebtedness; equals or exceeds

o     the NLG-100 premiums due since the policy date.

The NLG-100 premium is shown in the policy.


If, on a monthly date, you have not paid enough premiums to keep the NLG-100 in effect, the NLG-100 will terminate. If you have paid the sufficient premiums, the NLG-70 will be in effect. If the NLG-70 and the NLG-100 are not in effect, your policy will lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-100 may be reinstated within two years of its termination if the policy is in force.

PLEASE NOTE: In Illinois, all references in this prospectus to NLG are deleted and replaced with DBG.

GRACE PERIOD


If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and neither of the NLGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

o     a written request;

o     evidence satisfactory to us that the insured remains insurable;

o     payment of the premium we specify; and

o     payment or reinstatement of any indebtedness.


The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable Upon Death") will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated. The NLG options cannot be reinstated.

We have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.


--------------------------------------------------------------------------------
36  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

EXCHANGE RIGHT

During the first two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate(s) of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

NOTE TO CONNECTICUT RESIDENTS: In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

We will not require evidence of insurability. We will require that:

1.    this policy is in force; and

2.    your request is in writing; and

3.    you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both the exchange policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the specified amount; or

o a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the policy value plus the specified amount; or

o     the percentage of policy value.


EXAMPLE                                                   OPTION 1      OPTION 2
--------------------------------------------------------------------------------
Specified amount                                         $ 100,000     $ 100,000
--------------------------------------------------------------------------------
Policy value                                             $   5,000     $   5,000
--------------------------------------------------------------------------------
Death benefit                                            $ 100,000     $ 105,000
--------------------------------------------------------------------------------
Policy value increases to                                $   8,000     $   8,000
--------------------------------------------------------------------------------
Death benefit                                            $ 100,000     $ 108,000
--------------------------------------------------------------------------------
Policy value decreases to                                $   3,000     $   3,000
--------------------------------------------------------------------------------
Death benefit                                            $ 100,000     $ 103,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  37
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower. For this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age 100, the death benefit amount will be the greater of:

o     the policy value on the death benefit valuation date; or

o     the policy value at the insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

o Monthly deduction because the cost of insurance charges depends upon the specified amount.

o     Minimum initial premium.

o     Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

o Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

o     Charges for certain optional insurance benefits may increase.

o     The minimum initial premium and the NLG premiums will increase.

o     The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless any of the NLG options or the minimum initial premium period is in effect.

DECREASES: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

o     Only one decrease per policy year is allowed.

o We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

o After the decrease, the specified amount may not be less than the minimum amount shown in the policy.

o In policy years 2-5, the specified amount remaining after the decrease may not be less than 75% of the initial specified amount.

o In policy years 6-10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.

o In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

o In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

o The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.

--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

EXAMPLE

This example assumes an initial specified amount of $100,000. In policy year 6, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 10 (and 4 policy years after the effective date of the increase), you request a $125,000 decrease in the current specified amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the specified amount after this decrease is $125,000, computed as follows:

      Maximum reduction in initial specified amount in policy year 10:                                $ 100,000 x .50 = $  50,000
      Maximum reduction in increase in specified amount during the
      fourth policy year of increase:                                                                 $ 100,000 x .25 =   +25,000
                                                                                                                        ---------
      Maximum permitted reduction in current specified amount:                                                          $  75,000
      Current specified amount before reduction:                                                                        $ 200,000
      Minus maximum permitted reduction in current specified amount:                                                      -75,000
                                                                                                                        ---------
      Specified amount after reduction                                                                                  $ 125,000

A decrease in specified amount will affect your costs as follows:

o Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

o     Charges for certain optional insurance benefits may decrease.

o     The minimum initial premium and the NLG premiums will decrease.

o     The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

o     First from the portion due to the most recent increase;

o     Next from portions due to the next most recent increases successively; and

o     Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

CHARITABLE GIVING BENEFIT

Under VUL IV - ES only, if the policy's proceeds become payable upon death while the policy and this benefit are in force, we will pay a charitable gift amount to a charitable beneficiary you select.

The charitable gift amount equals 1% of the amount of the proceeds payable upon death up to a maximum of $100,000. We determine the charitable gift amount as of the date of the insured's death. We pay the charitable gift amount from our assets; it is not deducted from your policy's proceeds payable upon death.

The charitable beneficiary may be any organization described under Section 170(c) of the Code as an authorized recipient of charitable contributions. Generally, these are organizations exempt from federal income tax under Section 501(c)(3) of the Code.

If the charitable beneficiary you have designated is not in existence or is no longer qualified at the time the charitable gift amount is payable, or if state or federal law prohibits us from paying the charitable giving benefit to the charitable beneficiary you have designated, you (or your estate representative if you are the insured) may name a new charitable beneficiary. If you have not designated a charitable beneficiary, or if you have withdrawn your charitable beneficiary and have not designated a new one, we will not pay the charitable giving benefit.

You may select the charitable beneficiary at any time and you may change the charitable beneficiary once each policy year by written request. The change will take effect on the monthly date following the date we approve the request. You may designate only one charitable beneficiary at a time.

You may not assign the charitable giving benefit. The charitable giving benefit will terminate on the earliest of:

o the monthly date on or next following receipt at our home office of your written request to terminate the benefit; or

o     the date your policy terminates.

This benefit may not be available in all states.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  39
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

o     the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o     the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

--------------------------------------------------------------------------------
40  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUND FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

--------------------------------------------------------------------------------
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
--------------------------------------------------------------------------------


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


o Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


o Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  41
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o     For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o     For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

o     None.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make transfers by mail or telephone. However, we reserve the right to limit transfers by mail or telephone to five per policy year. In addition to transfers by mail or phone you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.


AUTOMATED TRANSFER POLICIES


o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

o Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)

o     You may make automated transfers by choosing a schedule we provide.

--------------------------------------------------------------------------------
42  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

--------------------------------------------------------------------------------
HOW DOLLAR-COST AVERAGING WORKS
--------------------------------------------------------------------------------
By investing an equal                                                   NUMBER
number of dollars each                    AMOUNT      ACCUMULATION     OF UNITS
month ................        MONTH     INVESTED      UNIT VALUE      PURCHASED
                              --------------------------------------------------
                                Jan       $ 100          $ 20               5.00
                              --------------------------------------------------
                                Feb         100            18               5.56
you automatically buy         --------------------------------------------------
more units when the             Mar         100            17               5.88
per unit market price is      --------------------------------------------------
low ..................          Apr         100            15               6.67
                              --------------------------------------------------
                                May         100            16               6.25
                              --------------------------------------------------
                                June        100            18               5.56
                              --------------------------------------------------
                                July        100            17               5.88
                              --------------------------------------------------
and fewer units when            Aug         100            19               5.26
the per unit market           --------------------------------------------------
price is high.                  Sept        100            21               4.76
                              --------------------------------------------------
                                Oct         100            20               5.00
                              --------------------------------------------------

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


ASSET REBALANCING


Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

By investing an equal number of dollars each month ...you automatically buy more units when the per unit market price is low ...and fewer units when the per unit market price is high.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  43
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

POLICY LOANS

You may borrow against your policy by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

o In Texas, 100% of the policy value in the fixed account plus 85% of the variable account value, minus a pro rata portion of surrender charges.

o     In Alabama, 100% of the policy value minus surrender charges.

o     In all other states, 90% of the policy value minus surrender charges.

o     For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS


A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest in the fixed account at the applicable guaranteed interest rate. (See "The Fixed Account".) A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause any of the NLG options or the minimum initial premium guarantee period to terminate.


--------------------------------------------------------------------------------
44  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may take a partial surrender of any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by phone are limited to $100,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECT OF PARTIAL SURRENDERS

o A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

o A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

      1. First from the specified amount provided by the most recent increase;

      2.    Next from the next most recent increases successively;

      3.    Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

o If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER


Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.


--------------------------------------------------------------------------------
1 BY MAIL
--------------------------------------------------------------------------------


Regular mail:
IDS LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:
IDS LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  45
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2 BY PHONE
--------------------------------------------------------------------------------

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (TOLL FREE)

TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

o     you surrender the policy; or

o     the insured dies.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.


OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o     the payment includes a premium payment check that has not cleared;

o     the NYSE is closed, except for normal holiday and weekend closings;

o     trading on the NYSE is restricted, according to SEC rules;

o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

o the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

--------------------------------------------------------------------------------
46  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the IRS currently interprets them. Both the laws and their interpretation may change.

As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code.

DIVERSIFICATION AND INVESTOR CONTROL: Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable policies and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the policy owner would be currently taxed on income earned within the policy. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

IDS LIFE'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS


DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and generally is not subject to federal income taxes. When the proceeds are paid on or after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  47
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

SOURCE OF PROCEEDS                         TAXABLE PORTION OF PRE-DEATH PROCEEDS
--------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                            Amount received plus any
                                           indebtedness, minus your investment
                                           in the policy.(1) You will be taxed
                                           on any earnings generated in the
                                           policy -- earnings in policy cash
                                           value and earnings previously taken
                                           via existing loans. It could be the
                                           case that a policy with a relatively
                                           small existing cash value could have
                                           significant earnings that will be
                                           taxed upon surrender of the policy.

Lapse:                                     Any outstanding indebtedness minus
                                           your investment in the policy.(1) You
                                           will be taxed on any earnings
                                           generated in the policy -- earnings
                                           in policy cash value and earnings
                                           previously taken via existing loans.
                                           It could be the case that a policy
                                           with a relatively small existing cash
                                           value could have significant earnings
                                           that will be taxed upon lapse of the
                                           policy.

Partial surrenders:                        Generally, if the amount received is
                                           greater than your investment in the
                                           policy,(1) the amount in excess of
                                           your investment is taxable. However,
                                           during the first 15 policy years, a
                                           different amount may be taxable if
                                           the partial surrender results in or
                                           is necessitated by a reduction in
                                           benefits.

Policy loans and assignments:              None.(2)

MODIFIED ENDOWMENT CONTRACTS(3):

Full surrender:                            Amount received plus any
                                           indebtedness, minus your investment
                                           in the policy.(1)

Lapse:                                     Any outstanding indebtedness minus
                                           your investment in the policy.(1)

Partial surrenders:                        Lesser of:
                                           o     the amount received; or

                                           o     policy value minus your
                                                 investment in the policy.(1)

Policy loans and assignments:              Lesser of:
                                           o     the amount of the
                                                 loan/assignment; or

                                           o     policy value minus your
                                                 investment in the policy.(1)

PAYMENT OPTIONS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT
CONTRACTS):                                OPTION A FOR PRE-DEATH PROCEEDS:
                                           Taxed as full surrender (and may be
                                           subject to additional 10% penalty tax
                                           if modified endowment contracts).
                                           Interest taxed (and not subject to
                                           additional 10% penalty tax).

                                           OPTIONS B AND C FOR PRE-DEATH
                                           PROCEEDS: Portion of each payment
                                           taxed and portion considered a return
                                           on investment in the policy(1) and
                                           not taxed. Any outstanding
                                           indebtedness at the time the option
                                           is elected taxed as a partial
                                           surrender (and may be subject to
                                           additional 10% penalty tax if
                                           modified endowment contract).
                                           Payments made after the investment in
                                           the policy(1) is fully recovered are
                                           taxed. If the policy is a modified
                                           endowment contract, those payments
                                           may be subject to an additional 10%
                                           penalty tax.
--------------------------------------------------------------------------------

(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).

(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.

(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.


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48  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

o ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

o ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the first seven years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.


PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:


o     the distribution occurs after the owner attains age 59 1/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules may apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  49
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.

SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or `splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.


In Treasury Decision 9092 (T.D. 9092), the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Code Section 79), executive bonus arrangements (Code Section 162) or key-person plans.


MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.


I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner" (T.D. 9092). IRS Regulation Section 1.61-22(d) provides that the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.


Under IRS Regulation Section 1.61-22(d)(2), in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under IRS Regulation Section 1.7872-15, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner;
(ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

--------------------------------------------------------------------------------
50  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to IRS Section 7872. If the split dollar loan provides for sufficient interest, then, except as provided in IRS Section 7872, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under IRS Sections 1271 and 1275). In general, interest on a split dollar loan is not deductible by the borrower.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.

DISTRIBUTION OF THE POLICY


We are sole distributor for the policy. For VUL IV and VUL IV-ES, we pay our sales representative commission of up to 95% (85% for VUL IV - ES prior policies) of the initial target premium (annualized) when the policy is sold, plus 2.75% (3.5% and 2.5%, respectively for VUL IV and VUL IV - ES prior policies) of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we pay our sales representative a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.


We may utilize other or additional compensation plans with certain sales representatives, including compensation plans that pay the sales representatives additional compensation when sales representatives achieve volume goals we set. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest for the sales representatives.


The above commissions and service fees compensate our sales representative for selling and servicing the policy. These commissions do not change depending on which subaccounts you choose to allocate your premiums. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representative may be required to return sales commissions under certain circumstances including, but not limited to, if you return the policy under the free look period.


From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of policies may help sales representatives and/or their field leaders qualify for such benefits.

SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

o We pay the commissions and other compensation described above from our assets.

o     Our assets may include:

      -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");


      -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

      -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and


      -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

      -- fees and expenses we collect from policy owners, including surrender charges; and

      -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  51
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the policy offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the policy.


LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

IDS Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account.


--------------------------------------------------------------------------------
52  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

POLICY ILLUSTRATIONS


The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.


UNDERSTANDING THE ILLUSTRATIONS*


Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

o     Premium expense charges;

o     Cost of insurance charges;

o     Policy fees;

o     Mortality and expense risk charges; and

o     Annual operating expenses of the funds.


We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o     Current and guaranteed charges for the policies; and

o     Current and guaranteed charges for prior policies.


All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV and VUL IV - ES. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations are 1.10% of average daily net assets for the policies (1.05% of average daily net assets for prior policies. See Appendix A). Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSURED: The illustrations for VUL-IV assume the insured is a male, age 35, in our preferred nontobacco risk classification. The illustrations for VUL-IV ES assume the insured is a male, age 40, in our preferred nontobacco risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nontobacco risk.


DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


PREMIUMS: The illustrations for VUL IV assume that a premium of $4,500 is paid in full at the beginning of each policy year. For prior policies, the illustrations for VUL IV assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations VUL IV ES assume that a premium of $30,000 is paid in full at the beginning of each policy year. For prior policies, the illustration for VUL IV ES assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:

o     Premiums were not paid in full at the beginning of each policy year.

o     Premium amounts were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

* In prior policies, the "preferred nontobacco" risk classification was the "preferred nonsmoker" risk classification. (See Appendix A.)


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  53
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

VUL IV

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $400,000                          MALE -- AGE 35                     CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                  PREFERRED NONTOBACCO                  ANNUAL PREMIUM $4,500
------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
        ACCUMULATED           DEATH BENEFIT                       POLICY VALUE                CASH SURRENDER VALUE
END OF  WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%       0%           6%         12%        0%         6%           12%      0%         6%           12%
------------------------------------------------------------------------------------------------------------------------
   1    $     4,725  $400,000  $  400,000  $   400,000  $ 3,557  $   3,793  $     4,029   $    --  $    189  $       425
   2          9,686   400,000     400,000      400,000    7,037      7,732        8,456     3,433     4,128        4,852
   3         14,896   400,000     400,000      400,000   10,430     11,812       13,310     6,826     8,208        9,706
   4         20,365   400,000     400,000      400,000   13,726     16,026       18,621    10,122    12,422       15,017
   5         26,109   400,000     400,000      400,000   16,951     20,406       24,463    13,347    16,802       20,859

   6         32,139   400,000     400,000      400,000   20,084     24,935       30,865    17,200    22,052       27,982
   7         38,471   400,000     400,000      400,000   23,148     29,643       37,910    20,986    27,481       35,748
   8         45,120   400,000     400,000      400,000   26,125     34,515       45,641    24,683    33,073       44,199
   9         52,101   400,000     400,000      400,000   29,058     39,603       54,173    28,337    38,883       53,452
  10         59,431   400,000     400,000      400,000   31,928     44,895       63,566    31,928    44,895       63,566

  15        101,959   400,000     400,000      400,000   46,345     76,288      129,442    46,345    76,288      129,442
  20        156,237   400,000     400,000      400,000   58,367    114,312      237,757    58,367   114,312      237,757
  25        225,511   400,000     400,000      560,526   66,756    160,335      418,303    66,756   160,335      418,303
  30        313,924   400,000     400,000      871,894   70,649    216,433      714,668    70,649   216,433      714,668
  35        426,763   400,000     400,000    1,390,617   66,375    285,293    1,198,808    66,375   285,293    1,198,808

  40        570,779   400,000     400,000    2,131,000   47,504    373,798    1,991,589    47,504   373,798    1,991,589
  45        754,583        --     512,854    3,461,767       --    488,432    3,296,921        --   488,432    3,296,921
  50        989,169        --     657,961    5,672,834       --    626,629    5,402,699        --   626,629    5,402,699
  55      1,288,567        --     828,794    9,185,786       --    789,327    8,748,367        --   789,327    8,748,367
  60      1,670,683        --   1,002,535   14,355,619       --    992,609   14,213,484        --   992,609   14,213,484
------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
54  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

VUL IV - ES

ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                        MALE -- AGE 40                              CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                  PREFERRED NONTOBACCO                           ANNUAL PREMIUM $30,000
---------------------------------------------------------------------------------------------------------------------------------
            POLICY
        ACCUMULATED              DEATH BENEFIT                        POLICY VALUE                     CASH SURRENDER VALUE
END OF  WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%          6%          12%          0%          6%          12%          0%        6%            12%
---------------------------------------------------------------------------------------------------------------------------------
   1    $    31,500  $2,000,000  $2,000,000  $  2,000,000  $ 25,012  $   26,628  $     28,245  $  4,172  $    5,788  $      7,405
   2         64,575   2,000,000   2,000,000     2,000,000    49,388      54,184        59,178    28,548      33,344        38,338
   3         99,304   2,000,000   2,000,000     2,000,000    73,143      82,712        93,077    52,303      61,872        72,237
   4        135,769   2,000,000   2,000,000     2,000,000    96,350     112,316       130,311    75,510      91,476       109,471
   5        174,057   2,000,000   2,000,000     2,000,000   118,966     142,987       171,166    98,126     122,147       150,326

   6        214,260   2,000,000   2,000,000     2,000,000   140,950     174,720       215,962   124,278     158,048       199,290
   7        256,473   2,000,000   2,000,000     2,000,000   162,265     207,512       265,060   149,761     195,008       252,556
   8        300,797   2,000,000   2,000,000     2,000,000   183,037     241,526       319,020   174,701     233,190       310,684
   9        347,337   2,000,000   2,000,000     2,000,000   203,332     276,873       378,404   199,164     272,705       374,236
  10        396,204   2,000,000   2,000,000     2,000,000   223,161     313,614       443,773   223,161     313,614       443,773

  15        679,725   2,000,000   2,000,000     2,000,000   323,030     533,256       906,569   323,030     533,256       906,569
  20      1,041,578   2,000,000   2,000,000     2,245,195   405,954     801,447     1,675,518   405,954     801,447     1,675,518
  25      1,503,404   2,000,000   2,000,000     3,605,479   465,458   1,132,918     2,955,310   465,458   1,132,918     2,955,310
  30      2,092,824   2,000,000   2,000,000     5,867,537   489,912   1,548,376     5,058,222   489,912   1,548,376     5,058,222
  35      2,845,090   2,000,000   2,233,582     9,116,462   454,248   2,087,460     8,520,058   454,248   2,087,460     8,520,058

  40      3,805,193   2,000,000   2,907,529    14,960,906   304,888   2,769,075    14,248,482   304,888   2,769,075    14,248,482
  45      5,030,555           0   3,777,879    24,729,326         0   3,597,980    23,551,739         0   3,597,980    23,551,739
  50      6,594,462           0   4,813,006    40,363,942         0   4,583,816    38,441,850         0   4,583,816    38,441,850
  55      8,590,447           0   5,876,534    63,496,880         0   5,818,351    62,868,198         0   5,818,351    62,868,198
  60     11,137,887           0   7,484,271   104,708,027         0   7,484,271   104,708,027         0   7,484,271   104,708,027
---------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  55
                                      LIFE IV -  ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

VUL IV

ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $400,000                          MALE -- AGE 35                            GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                  PREFERRED NONTOBACCO                           ANNUAL PREMIUM $4,500
---------------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
        ACCUMULATED              DEATH BENEFIT                       POLICY VALUE                      CASH SURRENDER VALUE
END OF  WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%          0%         6%           12%         0%         6%          12%          0%         6%          12%
---------------------------------------------------------------------------------------------------------------------------------
   1    $     4,725  $  400,000  $  400,000  $    400,000  $  3,433  $    3,665  $      3,897  $     --  $       61  $        293
   2          9,686     400,000     400,000       400,000     6,768       7,446         8,154     3,164       3,842         4,550
   3         14,896     400,000     400,000       400,000     9,996      11,339        12,796     6,392       7,735         9,192
   4         20,365     400,000     400,000       400,000    13,108      15,336        17,852     9,504      11,732        14,248
   5         26,109     400,000     400,000       400,000    16,119      19,455        23,377    12,515      15,851        19,773

   6         32,139     400,000     400,000       400,000    19,009      23,680        29,398    16,126      20,797        26,515
   7         38,471     400,000     400,000       400,000    21,780      28,015        35,968    19,618      25,853        33,806
   8         45,120     400,000     400,000       400,000    24,437      32,468        43,145    22,995      31,027        41,704
   9         52,101     400,000     400,000       400,000    26,970      37,035        50,985    26,250      36,314        50,264
  10         59,431     400,000     400,000       400,000    29,373      41,710        59,547    29,373      41,710        59,547

  15         83,694     400,000     400,000       400,000    39,271      66,707       116,035    39,271      66,707       116,035
  20        132,926     400,000     400,000       400,000    44,687      93,939       205,566    44,687      93,939       205,566
  25        195,759     400,000     400,000       469,564    43,175     121,928       350,421    43,175     121,928       350,421
  30        275,952     400,000     400,000       708,145    30,319     148,213       580,447    30,319     148,213       580,447
  35        378,301          --     400,000     1,090,624        --     167,778       940,193        --     167,778       940,193

  40        480,193          --     400,000     1,611,842        --     170,271     1,506,395        --     170,271     1,506,395
  45        638,970          --     400,000     2,530,650        --     126,698     2,410,142        --     126,698     2,410,142
  50        841,614          --          --     3,986,644        --          --     3,796,804        --          --     3,796,804
  55      1,100,245          --          --     6,155,201        --          --     5,862,097        --          --     5,862,097
  60      1,430,332          --          --     9,209,516        --          --     9,118,332        --          --     9,118,332
---------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
56  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

VUL IV - ES

ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                          MALE -- AGE 40                          GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    PREFERRED NONTOBACCO                        ANNUAL PREMIUM $30,000
---------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
        ACCUMULATED              DEATH BENEFIT                       POLICY VALUE                     CASH SURRENDER VALUE
END OF  WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%          6%          12%          0%         6%           12%         0%         6%           12%
---------------------------------------------------------------------------------------------------------------------------------
   1    $    31,500  $2,000,000  $2,000,000  $  2,000,000  $ 23,229  $   24,787  $     26,347  $  2,389 $     3,947  $      5,507
   2         64,575   2,000,000   2,000,000     2,000,000    45,701      50,269        55,030    24,861      29,429        34,190
   3         99,304   2,000,000   2,000,000     2,000,000    67,436      76,485        86,299    46,596      55,645        65,459
   4        135,769   2,000,000   2,000,000     2,000,000    88,400     103,418       120,374    67,560      82,578        99,534
   5        174,057   2,000,000   2,000,000     2,000,000   108,559     131,055       157,500    87,719     110,215       136,660

   6        214,260   2,000,000   2,000,000     2,000,000   127,879     159,381       197,956   111,207     142,709       181,284
   7        256,473   2,000,000   2,000,000     2,000,000   146,386     188,444       242,110   133,882     175,940       229,606
   8        300,797   2,000,000   2,000,000     2,000,000   164,048     218,237       290,317   155,712     209,901       281,981
   9        347,337   2,000,000   2,000,000     2,000,000   180,835     248,756       342,979   176,667     244,588       338,811
  10        396,204   2,000,000   2,000,000     2,000,000   196,721     280,003       400,549   196,721     280,003       400,549

  15        679,725   2,000,000   2,000,000     2,000,000   259,726     445,494       780,618   259,726     445,494       780,618
  20      1,041,578   2,000,000   2,000,000     2,000,000   286,757     622,200     1,389,218   286,757     622,200     1,389,218
  25      1,503,404   2,000,000   2,000,000     2,900,872   258,355     802,144     2,377,764   258,355     802,144     2,377,764
  30      2,092,824   2,000,000   2,000,000     4,553,980   132,090     970,369     3,925,845   132,090     970,369     3,925,845
  35      2,845,090          --   2,000,000     6,807,739        --   1,102,244     6,362,373        --   1,102,244     6,362,373

  40      3,805,193          --   2,000,000    10,763,079        --   1,138,397    10,250,551        --   1,138,397    10,250,551
  45      5,030,555          --   2,000,000    17,028,826        --     909,080    16,217,929        --     909,080    16,217,929
  50      6,594,462          --          --    26,363,663        --          --    25,108,251        --          --    25,108,251
  55      8,590,447          --          --    39,515,416        --          --    39,124,174        --          --    39,124,174
  60     11,137,887          --          --    63,200,690        --          --    63,200,690        --          --    63,200,690
---------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  57
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

VUL IV

ILLUSTRATION                                                                                          FOR PRIOR POLICIES.
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $300,000                             MALE -- AGE 35                          CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                     PREFERRED NONSMOKER                        ANNUAL PREMIUM $3,500
---------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
        ACCUMULATED              DEATH BENEFIT                      POLICY VALUE                       CASH SURRENDER VALUE
END OF  WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%          0%          6%          12%          0%        6%           12%         0%          6%         12%
---------------------------------------------------------------------------------------------------------------------------------
   1    $     4,200  $  300,000  $  300,000  $    300,000  $  2,847  $    3,033  $      3,220  $    144  $      330  $        517
   2          8,610     300,000     300,000       300,000     5,643       6,194         6,768     2,940       3,491         4,065
   3         13,241     300,000     300,000       300,000     8,371       9,470        10,660     5,668       6,767         7,957
   4         18,103     300,000     300,000       300,000    11,024      12,857        14,923     8,321      10,154        12,220
   5         23,208     300,000     300,000       300,000    13,612      16,369        19,604    10,909      13,666        16,901

   6         28,568     300,000     300,000       300,000    16,138      20,013        24,746    13,975      17,850        22,584
   7         34,196     300,000     300,000       300,000    18,601      23,793        30,397    16,979      22,171        28,775
   8         40,106     300,000     300,000       300,000    20,988      27,700        36,594    19,907      26,619        35,513
   9         46,312     300,000     300,000       300,000    23,324      31,765        43,418    22,784      31,224        42,877
  10         52,827     300,000     300,000       300,000    25,595      35,977        50,918    25,595      35,977        50,918

  15         90,630     300,000     300,000       300,000    36,656      60,625       103,210    36,656      60,625       103,210
  20        138,877     300,000     300,000       300,000    45,662      90,339       189,280    45,662      90,339       189,280
  25        200,454     300,000     300,000       446,451    52,327     126,933       333,172    52,327     126,933       333,172
  30        279,043     300,000     300,000       695,116    55,597     171,907       569,767    55,597     171,907       569,767
  35        379,345     300,000     300,000     1,110,197    52,729     227,833       957,066    52,729     227,833       957,066

  40        507,359     300,000     321,602     1,704,101    38,882     300,563     1,592,617    38,882     300,563     1,592,617
  45        670,741     300,000     412,618     2,773,426     2,463     392,970     2,641,358     2,463     392,970     2,641,358
  50        879,262          --     529,785     4,553,143        --     504,557     4,336,327        --     504,557     4,336,327
  55      1,145,393          --     667,933     7,385,419        --     636,127     7,033,733        --     636,127     7,033,733
  60      1,485,052          --     808,913    11,563,497        --     800,904    11,449,007        --     800,904    11,449,007
---------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


--------------------------------------------------------------------------------
58  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

VUL IV - ES

ILLUSTRATION                                                                                          FOR PRIOR POLICIES.
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                           MALE -- AGE 40                          CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                     PREFERRED NONSMOKER                        ANNUAL PREMIUM $25,000
---------------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
        ACCUMULATED             DEATH BENEFIT                        POLICY VALUE                      CASH SURRENDER VALUE
END OF  WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%          6%          12%          0%          6%          12%          0%        6%            12%
---------------------------------------------------------------------------------------------------------------------------------
   1    $    26,250  $2,000,000  $2,000,000  $  2,000,000  $ 20,654  $   21,994  $     23,335  $     --  $    1,154  $      2,495
   2         53,813   2,000,000   2,000,000     2,000,000    40,759      44,730        48,865    19,919      23,890        28,025
   3         82,753   2,000,000   2,000,000     2,000,000    60,328      68,244        76,819    39,488      47,404        55,979
   4        113,141   2,000,000   2,000,000     2,000,000    79,431      92,630       107,510    58,591      71,790        86,670
   5        145,048   2,000,000   2,000,000     2,000,000    97,967     117,815       141,105    77,127      96,975       120,265

   6        178,550   2,000,000   2,000,000     2,000,000   115,894     143,781       177,850    99,222     127,109       161,178
   7        213,728   2,000,000   2,000,000     2,000,000   133,173     170,512       218,025   120,669     158,008       205,521
   8        250,664   2,000,000   2,000,000     2,000,000   149,931     198,163       262,107   141,595     189,827       253,771
   9        289,447   2,000,000   2,000,000     2,000,000   166,127     226,724       310,456   161,959     222,556       306,288
  10        330,170   2,000,000   2,000,000     2,000,000   181,830     256,297       363,579   181,830     256,297       363,579

  15        566,437   2,000,000   2,000,000     2,000,000   258,645     430,883       737,823   258,645     430,883       737,823
  20        867,981   2,000,000   2,000,000     2,000,000   317,842     639,882     1,357,603   317,842     639,882     1,357,603
  25      1,252,836   2,000,000   2,000,000     2,930,635   354,769     894,243     2,402,160   354,769     894,243     2,402,160
  30      1,744,020   2,000,000   2,000,000     4,782,745   353,825   1,202,545     4,123,056   353,825   1,202,545     4,123,056
  35      2,370,908   2,000,000   2,000,000     7,449,227   285,421   1,587,800     6,961,895   285,421   1,587,800     6,961,895

  40      3,170,994   2,000,000   2,209,405    12,253,099    84,825   2,104,195    11,669,618    84,825   2,104,195    11,669,618
  45      4,192,129          --   2,888,951    20,294,177        --   2,751,381    19,327,787        --   2,751,381    19,327,787
  50      5,495,385          --   3,698,418    33,180,062        --   3,522,303    31,600,059        --   3,522,303    31,600,059
  55      7,158,706          --   4,534,470    52,286,453        --   4,489,574    51,768,765        --   4,489,574    51,768,765
  60      9,281,573          --   5,798,854    86,418,435        --   5,798,854    86,418,435        --   5,798,854    86,418,435
---------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  59
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

VUL IV

ILLUSTRATION                                                                                             FOR PRIOR POLICIES.
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $300,000                              MALE -- AGE 35                         GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                      PREFERRED NONSMOKER                        ANNUAL PREMIUM $3,500
---------------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
        ACCUMULATED             DEATH BENEFIT                        POLICY VALUE                     CASH SURRENDER VALUE
END OF  WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%           6%          12%         0%         6%           12%         0%         6%          12%
---------------------------------------------------------------------------------------------------------------------------------
   1    $     4,200  $  300,000  $  300,000  $    300,000  $  2,670  $    2,851  $      3,031  $     --  $      148  $        328
   2          8,610     300,000     300,000       300,000     5,267       5,795         6,345     2,564       3,092         3,642
   3         13,241     300,000     300,000       300,000     7,783       8,828         9,962     5,080       6,125         7,259
   4         18,103     300,000     300,000       300,000    10,212      11,946        13,905     7,509       9,243        11,202
   5         23,208     300,000     300,000       300,000    12,564      15,163        18,218     9,861      12,460        15,515

   6         28,568     300,000     300,000       300,000    14,825      18,465        22,921    12,663      16,303        20,759
   7         34,196     300,000     300,000       300,000    16,997      21,859        28,059    15,375      20,237        26,437
   8         40,106     300,000     300,000       300,000    19,082      25,348        33,676    18,001      24,267        32,595
   9         46,312     300,000     300,000       300,000    21,075      28,930        39,817    20,534      28,390        39,276
  10         52,827     300,000     300,000       300,000    22,969      32,603        46,530    22,969      32,603        46,530

  15         90,630     300,000     300,000       300,000    30,848      52,339        90,959    30,848      52,339        90,959
  20        138,877     300,000     300,000       300,000    35,364      74,082       161,738    35,364      74,082       161,738
  25        200,454     300,000     300,000       370,439    34,698      96,887       276,447    34,698      96,887       276,447
  30        279,043     300,000     300,000       559,372    25,575     119,231       458,501    25,575     119,231       458,501
  35        379,345     300,000     300,000       862,897       897     138,083       743,877       897     138,083       743,877

  40        507,359          --     300,000     1,277,630        --     147,579     1,194,046        --     147,579     1,194,046
  45        670,741          --     300,000     2,009,899        --     131,893     1,914,190        --     131,893     1,914,190
  50        879,262          --     300,000     3,172,857        --      39,443     3,021,769        --      39,443     3,021,769
  55      1,145,393          --          --     4,909,225        --          --     4,675,453        --          --     4,675,453
  60      1,485,052          --          --     7,361,276        --          --     7,288,392        --          --     7,288,392
---------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


--------------------------------------------------------------------------------
60  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

VUL IV - ES

ILLUSTRATION                                                                                            FOR PRIOR POLICIES.
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                           MALE -- AGE 40                          GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                     PREFERRED NONSMOKER                         ANNUAL PREMIUM $25,000
---------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
        ACCUMULATED              DEATH BENEFIT                       POLICY VALUE                     CASH SURRENDER VALUE
END OF  WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%          0%         6%           12%         0%          6%          12%         0%         6%          12%
---------------------------------------------------------------------------------------------------------------------------------
   1    $    26,250  $2,000,000  $2,000,000  $  2,000,000  $ 18,573  $   19,846  $     21,120  $     --  $       --  $        280
   2         53,813   2,000,000   2,000,000     2,000,000    36,480      40,185        44,049    15,640      19,345        23,209
   3         82,753   2,000,000   2,000,000     2,000,000    53,736      61,046        68,980    32,896      40,206        48,140
   4        113,141   2,000,000   2,000,000     2,000,000    70,303      82,401        96,071    49,463      61,561        75,231
   5        145,048   2,000,000   2,000,000     2,000,000    86,142     104,223       125,499    65,302      83,383       104,659

   6        178,550   2,000,000   2,000,000     2,000,000   101,217     126,485       157,463    84,545     109,813       140,791
   7        213,728   2,000,000   2,000,000     2,000,000   115,548     149,219       192,246   103,044     136,715       179,742
   8        250,664   2,000,000   2,000,000     2,000,000   129,099     172,404       230,106   120,763     164,068       221,770
   9        289,447   2,000,000   2,000,000     2,000,000   141,836     196,017       271,336   137,668     191,849       267,168
  10        330,170   2,000,000   2,000,000     2,000,000   153,724     220,040       316,265   153,724     220,040       316,265

  15        566,437   2,000,000   2,000,000     2,000,000   197,292     343,710       609,349   197,292     343,710       609,349
  20        867,981   2,000,000   2,000,000     2,000,000   204,857     465,443     1,068,567   204,857     465,443     1,068,567
  25      1,252,836   2,000,000   2,000,000     2,222,396   154,853     568,158     1,821,636   154,853     568,158     1,821,636
  30      1,744,020   2,000,000   2,000,000     3,511,218       467     615,827     3,026,912       467     615,827     3,026,912
  35      2,370,908          --   2,000,000     5,273,184        --     528,772     4,928,209        --     528,772     4,928,209

  40      3,170,994          --   2,000,000     8,367,320        --      75,466     7,968,876        --      75,466     7,968,876
  45      4,192,129          --          --    13,279,260        --          --    12,646,914        --          --    12,646,914
  50      5,495,385          --          --    20,615,616        --          --    19,633,920        --          --    19,633,920
  55      7,158,706          --          --    30,979,695        --          --    30,672,966        --          --    30,672,966
  60      9,281,573          --          --    49,670,638        --          --    49,670,638        --          --    49,670,638
---------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


--------------------------------------------------------------------------------
61  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT VALUATION DATE: The date of the insured's death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured's death.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit is paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the first five policy years when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. Each policy has the following two no lapse guarantee options:

o NO LAPSE GUARANTEE TO AGE 70 (NLG-70) guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 policy years, if later).

      NLG-70 PREMIUM: The premium required to keep the NLG-70 in effect. The NLG-70 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.


o NO LAPSE GUARANTEE TO AGE 100 (NLG-100) guarantees the policy will not lapse before the insured's attained insurance age 100.

      NLG-100 PREMIUM: The premium required to keep the NLG-100 in effect. The NLG-100 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.

The feature is in effect if you meet certain premium requirements or unless indebtedness exceeds the policy value minus surrender charges. In addition to the two NLG's, see the discussion under "Minimum Initial Premium Payment Period" in the Key Terms above.


--------------------------------------------------------------------------------
62  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.


PRIOR POLICIES: Policies purchased in a particular state or jurisdiction prior to the "Effective Date" of the revised policies in that state or jurisdiction as identified in Appendix A.


PROCEEDS: The amount payable under the policy as follows:

o Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

o Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the greater of:

      -- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

      -- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

o     On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that we expect will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL  63
                                       LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

APPENDIX A: POLICY AVAILABILITY BY JURISDICTION

We first offered the VUL IV and VUL IV - ES policies described in this prospectus (other than the prior policies) on the "Effective Date" shown below. In any jurisdiction where the Effective Date says "Not Available," please ask your sales representative if the policy has become available.

 EFFECTIVE DATE   APPROVAL BY STATE
--------------------------------------------------------------------------------
 Aug. 30, 2005    Alabama, Arizona, Arkansas, California, Colorado, Connecticut,
                  District of Columbia, Hawaii, Idaho, Iowa, Kansas, Kentucky,
                  Maine, Michigan, Minnesota, Mississippi, Missouri, Nebraska,
                  New Hampshire, New Mexico, North Dakota, Ohio, Oregon,
                  Pennsylvania, South Dakota, Tennessee, Texas, Utah, Vermont,
                  Virginia, Washington, West Virginia, Wisconsin and Wyoming.
--------------------------------------------------------------------------------
Sept. 16, 2005    Alaska, Florida, Georgia, Indiana, Montana, Nevada, North
                  Carolina and Oklahoma.
--------------------------------------------------------------------------------
Oct. 21, 2005     American Samoa, Delaware, Illinois, Louisiana and Rhode
                  Island.
--------------------------------------------------------------------------------
Dec. 9, 2005      Maryland and South Carolina.
--------------------------------------------------------------------------------
May 1, 2006       New Jersey.
--------------------------------------------------------------------------------
Not available     Massachusetts.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
64  RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE VARIABLE UNIVERSAL
    LIFE IV - ESTATE SERIES -- PROSPECTUS
--------------------------------------------------------------------------------

[RIVERSOURCE INSURANCE(SM) LOGO]

IDS Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

      Additional information about IDS Life Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS
Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.


                           IDS Life Insurance Company
            70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                 (800) 862-7919
                          riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at
    www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
 publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F Street, N.E., Washington, D.C. 20549.

                      Investment Company Act File #811-4298

            (C) 2006 Ameriprise Financial, Inc. All rights reserved.

S-6418 G (5/06)

PROSPECTUS


MAY 1, 2006

RIVERSOURCE(SM)


VARIABLE UNIVERSAL LIFE III

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)


           70100 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           Web site address: riversource.com/lifeinsurance


           IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT


This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Variable Universal Life III (VUL
III).


The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

o     A fixed account to which we credit interest.

o     Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

o     Are NOT deposits or obligations of a bank or financial institution;

o     Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation
      (FDIC) or any other government agency; and

o Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------
                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  1
--------------------------------------------------------------------------------

TABLE OF CONTENTS

POLICY BENEFITS AND RISKS .................................................    3
    Policy Benefits .......................................................    3

    Policy Risks ..........................................................    6
    Fund Risks ............................................................    7

FEE TABLES ................................................................    8
    Transaction Fees ......................................................    8
    Charges Other than Fund Operating Expenses ............................    9
    Annual Operating Expenses of the Funds ................................   11

LOADS, FEES AND CHARGES ...................................................   14

    Premium Expense Charge ................................................   14

    Monthly Deduction .....................................................   14
    Surrender Charge ......................................................   16
    Partial Surrender Charge ..............................................   16

    Mortality and Expense Risk Charge .....................................   16
    Annual Operating Expenses of the Funds ................................   16

    Effect of Loads, Fees and Charges .....................................   17
    Other Information on Charges ..........................................   17
IDS LIFE ..................................................................   17

THE VARIABLE ACCOUNT AND THE FUNDS ........................................   17

    Relationship Between Funds and Subaccounts ............................   27
    Substitution of Investments ...........................................   27
    Voting Rights .........................................................   27
THE FIXED ACCOUNT .........................................................   28
PURCHASING YOUR POLICY ....................................................   28
    Application ...........................................................   28
    Premiums ..............................................................   29
POLICY VALUE ..............................................................   29
    Fixed Account .........................................................   29
    Subaccounts ...........................................................   29
KEEPING THE POLICY IN FORCE ...............................................   30
    No Lapse Guarantee ....................................................   30
    Grace Period ..........................................................   31
    Reinstatement .........................................................   31
    Exchange Right ........................................................   31
PROCEEDS PAYABLE UPON DEATH ...............................................   32
    Change in Death Benefit Option ........................................   32
    Changes in Specified Amount ...........................................   32
    Misstatement of Age or Sex ............................................   34
    Suicide ...............................................................   34
    Beneficiary ...........................................................   34
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS .......................   34
    Restrictions on Transfers .............................................   34
    Fixed Account Transfer Policies .......................................   36
    Minimum Transfer Amounts ..............................................   36
    Maximum Transfer Amounts ..............................................   36
    Maximum Number of Transfers Per Year ..................................   36
    Automated Transfers ...................................................   36
    Automated Dollar-Cost Averaging .......................................   37
    Asset Rebalancing .....................................................   37
POLICY LOANS ..............................................................   38
    Minimum Loan Amounts ..................................................   38
    Maximum Loan Amounts ..................................................   38
    Allocation of Loans to Accounts .......................................   38
    Repayments ............................................................   38
    Overdue Interest ......................................................   38
    Effect of Policy Loans ................................................   38
POLICY SURRENDERS .........................................................   39
    Total Surrenders ......................................................   39
    Partial Surrenders ....................................................   39
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER .........................   40
PAYMENT OF POLICY PROCEEDS ................................................   40
    Payment Options .......................................................   40
    Deferral of Payments ..................................................   41
FEDERAL TAXES .............................................................   41
    IDS Life's Tax Status .................................................   41
    Taxation of Policy Proceeds ...........................................   41
    Modified Endowment Contracts ..........................................   43
    Other Tax Considerations ..............................................   43
    Split Dollar Arrangements .............................................   44
DISTRIBUTION OF THE POLICY ................................................   45
LEGAL PROCEEDINGS .........................................................   46
POLICY ILLUSTRATIONS ......................................................   46
KEY TERMS .................................................................   50
FINANCIAL STATEMENTS ......................................................   51

CORPORATE CONSOLIDATION

Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your policy.



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2  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
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

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

-------------------- -------------------------------------- -----------------------------------------------------------
  POLICY BENEFIT                 WHAT IT MEANS                                      HOW IT WORKS
-------------------- -------------------------------------- -----------------------------------------------------------
DEATH BENEFIT        We will pay a benefit to the           The amount payable is the death benefit amount minus
                     beneficiary of the policy when the     any indebtedness as of the death benefit valuation
                     insured dies. Before the insured's     date. You may choose either of the following death
                     attained insurance age 100, your       benefit options:
                     policy's death benefit can never be
                     less than the specified amount         OPTION 1 (LEVEL AMOUNT): If death is prior to the
                     unless you change that amount or       insured's attained insurance age 100, the death benefit
                     your policy has outstanding            amount is the greater of the following as determined on
                     indebtedness.                          the death benefit valuation date:

                                                            o  the specified amount; or

                                                            o  a percentage of the policy value.

                                                            OPTION 2 (VARIABLE AMOUNT): If death is prior to the
                                                            insured's attained insurance age 100, the death benefit
                                                            amount is the greater of the following as determined on
                                                            the death benefit valuation date:

                                                            o  the policy value plus the specified amount; or

                                                            o  the percentage of the policy value.

                                                            You may change the death benefit option or specified
                                                            amount within certain limits, but doing so generally
                                                            will affect policy charges.

                                                            UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR
                                                            AFTER THE INSURED'S ATTAINED INSURANCE AGE 100, the
                                                            amount payable is the cash surrender VALUE on the death
                                                            benefit valuation date.

-----------------------------------------------------------------------------------------------------------------------
OPTIONAL INSURANCE   You may add optional benefits to       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS             your policy at an additional cost,
                     in the form of riders (if you meet     o  ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS
                     certain requirements). The amounts        (ABRTI): If the insured is terminally ill and death
                     of these benefits do not vary with        is expected to occur within six months, the rider
                     investment experience of the              provides that you can withdraw a portion of the
                     variable account. Certain                 death benefit prior to death.
                     restrictions apply and are clearly
                     described in the applicable rider.     o  ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB provides
                     These riders may not be available         an additional death benefit if the insured's death
                     in all states.                            is caused by accidental injury.

                                                            o  AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB provides
                                                               an increase in the specified amount at a designated
                                                               percentage on each policy anniversary until
                                                               insured's attained insurance age 65.

                                                            o  CHILDREN'S INSURANCE RIDER (CIR): CIR provides level
                                                               term coverage on each eligible child.

                                                            o  OTHER INSURED RIDER (OIR): OIR provides a level,
                                                               adjustable death benefit on the life of each other
                                                               insured covered.

                                                            o  WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under WMD,
                                                               we will waive the monthly deduction if the insured
                                                               becomes totally disabled before attained insurance
                                                               age 60.


-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  3
--------------------------------------------------------------------------------

-------------------- -------------------------------------- -----------------------------------------------------------
  POLICY BENEFIT                 WHAT IT MEANS                                      HOW IT WORKS
-------------------- -------------------------------------- -----------------------------------------------------------
OPTIONAL INSURANCE                                          AVAILABLE RIDERS YOU MAY ADD:
BENEFITS
(CONTINUED)                                                 o  WAIVER OF PREMIUM RIDER (WP): If the insured becomes
                                                               totally disabled before attained insurance age 60,
                                                               prior to attained insurance age 65 we will add the
                                                               monthly-specified premium shown in the policy to the
                                                               policy value, or waive the monthly deduction if
                                                               higher. On and after attained insurance age 65 the
                                                               monthly deduction will be waived. If total
                                                               disability begins on or after attained insurance age
                                                               60 but before attained insurance age 65, the
                                                               addition of the monthly-specified premium or the
                                                               waiver of the monthly deduction will be for a
                                                               limited period of time. WP also includes a waiver
                                                               for involuntary unemployment benefit where monthly
                                                               deductions may be waived up to 12 months.

-----------------------------------------------------------------------------------------------------------------------
NO LAPSE GUARANTEE   Your policy will not lapse (end        NO LAPSE GUARANTEE: The policy has the NLG option,
(NLG)*               without value) if the NLG is in        which guarantees the policy will not lapse before the
                     effect, even if the cash surrender     insured's attained insurance age 70 (or 5 years, if
                     value is less than the amount needed   later). The NLG remains in effect if you meet certain
                     to pay the monthly deduction.          premium requirements and indebtedness does not exceed
                                                            the policy value minus surrender charges. State
                                                            restrictions may apply.

-----------------------------------------------------------------------------------------------------------------------
FLEXIBLE PREMIUMS    You choose when to pay premiums and    When you apply for your policy, you state how much you
                     how much premium to pay.               intend to pay and whether you will pay quarterly,
                                                            semiannually or annually. You may also make additional,
                                                            unscheduled premium payments subject to certain limits.
                                                            You cannot make premium payments on or after the
                                                            insured's attained insurance age 100. We may refuse
                                                            premiums in order to comply with the Code. Although you
                                                            have flexibility in paying premiums, the amount and
                                                            frequency of your payments will affect the policy
                                                            value, cash surrender value and the length of time your
                                                            policy will remain in force as well as affect whether
                                                            the NLG remains in effect.

-----------------------------------------------------------------------------------------------------------------------

* In Illinois, referred to as Death Benefit Guarantee (DBG)


--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

-------------------- -------------------------------------- -----------------------------------------------------------
  POLICY BENEFIT                 WHAT IT MEANS                                      HOW IT WORKS
-------------------- -------------------------------------- -----------------------------------------------------------
RIGHT TO EXAMINE     You may return your policy for any     You may mail or deliver the policy to our home office
YOUR POLICY ("FREE   reason and receive a full refund of    or to your sales representative with a written request
LOOK")               all premiums paid.                     for cancellation by the 10th day after you receive it
                                                            (15th day in Colorado, 20th day in Idaho and North
                                                            Dakota). On the date your request is postmarked or
                                                            received, the policy will immediately be considered
                                                            void from the start.

                                                            Under our current administrative practice, your request
                                                            to cancel the policy under the "Free Look" provision
                                                            will be honored if received at our home office within
                                                            30 days from the latest of the following dates:

                                                            o  The date we mail the policy from our office

                                                            o  The policy date (only if the policy is issued in
                                                               force)

                                                            o  The date your sales representative delivers the
                                                               policy to you as evidenced by our policy delivery
                                                               receipt, which you must sign and date.

                                                            We reserve the right to change or discontinue this
                                                            administrative practice at any time.

-----------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT       For two years after the policy is      Because the policy itself offers a fixed return option,
                     issued, you can exchange it for one    all you need to do is transfer all of the policy value
                     that provides benefits that do not     in the subaccounts to the fixed account. This exchange
                     vary with the investment return of     does not require our underwriting approval. We do not
                     the subaccounts.                       issue a new policy. State restrictions may apply.

-----------------------------------------------------------------------------------------------------------------------
INVESTMENT CHOICES   You may direct your net premiums or
                     transfer your policy's value to:

                    o  THE VARIABLE ACCOUNT which           o  UNDER THE VARIABLE ACCOUNT your policy's value may
                       consists of subaccounts, each of        increase or decrease daily, depending on the
                       which invests in a fund with a          investment return. No minimum amount is guaranteed.
                       particular investment objective;
                       or

                    o  THE FIXED ACCOUNT which is our       o  THE FIXED ACCOUNT earns interest rates that we
                       general investment account.             adjust periodically. This rate will never be lower
                                                               than 4%.

-----------------------------------------------------------------------------------------------------------------------
SURRENDERS           You may cancel the policy while it     The cash surrender value is the policy value minus
                     is in force and receive its cash       indebtedness minus any applicable surrender charges.
                     surrender value or take a partial      Partial surrenders are available within certain limits
                     surrender out of your policy.          for a fee.

-----------------------------------------------------------------------------------------------------------------------
LOANS                You may borrow against your policy's   Your policy secures the loan.
                     cash surrender value.

-----------------------------------------------------------------------------------------------------------------------
TRANSFERS            You may transfer your policy's value.  You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the
                                                            fixed account. Certain restrictions may apply to
                                                            transfers. You can also arrange for automated transfers
                                                            among the fixed account and subaccounts.

-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  5
--------------------------------------------------------------------------------

POLICY RISKS

-------------------- -------------------------------------- ----------------------------------------------------------
    POLICY RISK                  WHAT IT MEANS                                   WHAT CAN HAPPEN
-------------------- -------------------------------------- ----------------------------------------------------------
INVESTMENT RISK      You direct your net premiums or        o  You can lose cash values due to adverse investment
                     transfer your policy's value to a         experience. No minimum amount is guaranteed under
                     subaccount that drops in value.           the subaccounts of the variable account.

                                                            o  Your death benefit under Option 2 may be lower due
                                                               to adverse investment experience.

                                                            o  Your policy could lapse due to adverse investment
                                                               experience if the NLG is not in effect and you do
                                                               not pay the premiums needed to maintain coverage.

                    ---------------------------------------------------------------------------------------------------
                     You transfer your policy's value       o  The value of the subaccount from which you
                     between subaccounts.                      transferred could increase while the value of the
                                                               subaccount to which you transferred could decrease.

-----------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED      The policy is not suitable as a        o  If you are unable to afford the premiums needed to
POLICY VALUES IN     short-term investment.                    keep the policy in force for a long period of time,
EARLY YEARS                                                    your policy could lapse with no value.

                    ---------------------------------------------------------------------------------------------------

                     Your policy has little or no cash      o  Surrender charges apply to this policy for the first
                     surrender value in the early policy       ten policy years. Surrender charges can
                     years.                                    significantly reduce policy value. Poor investment
                                                               performance can also significantly reduce policy
                                                               values. During early policy years the cash surrender
                                                               value may be less than the premiums you pay for the
                                                               policy.


                    ---------------------------------------------------------------------------------------------------
                     Your ability to take partial           o  You cannot take partial surrenders during the first
                     surrenders is limited.                    policy year.

                    ---------------------------------------------------------------------------------------------------
LAPSE RISK           You do not pay the premiums needed     o  We will not pay a death benefit if your policy
                     to maintain coverage.                     lapses.

-----------------------------------------------------------------------------------------------------------------------

                     Your policy may lapse due to           o  Surrender charges affect the surrender value, which
                     surrender charges.                        is a measure we use to determine whether your policy
                                                               will enter a grace period (and possibly lapse). A
                                                               partial surrender will reduce the policy value, will
                                                               reduce the death benefit and may terminate the NLG.


                                                            o  The lapse may have adverse tax consequences.

                     --------------------------------------------------------------------------------------------------
                     You take a loan against your policy.   o  Taking a loan increases the risk that your policy
                                                               will lapse, will have a permanent effect on the
                                                               policy value, will reduce the death benefit and may
                                                               terminate the NLG.

                     --------------------------------------------------------------------------------------------------

                     Your policy can lapse due to poor      o  Your policy could lapse due to adverse investment
                     investment performance.                   experience if the NLG is not in effect and you do
                                                               not pay premium needed to maintain coverage.


-----------------------------------------------------------------------------------------------------------------------
EXCHANGE/REPLACEMENT You drop another policy to buy this    o  You may pay surrender charges on the policy you
RISK                 one.                                      drop.

                                                            o  This policy has surrender charges, which may extend
                                                               beyond those in the policy you drop.

                                                            o  You will be subject to new incontestability and
                                                               suicide periods.

                                                            o  You may be in a higher insurance risk-rating
                                                               category now and you may pay higher premiums.

                     --------------------------------------------------------------------------------------------------
                     You use cash values or dividends       o  If you borrow from another policy to buy this one,
                     from another policy to buy this one.      the loan reduces the death benefit on the other
                                                               policy. If you fail to repay the loan and accrued
                                                               interest, you could lose the other coverage and you
                                                               may be subject to income tax if the policy ends with
                                                               a loan against it.

                                                            o  The exchange may have adverse tax consequences.

-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

-------------------- -------------------------------------- ----------------------------------------------------------
    POLICY RISK                  WHAT IT MEANS                                   WHAT CAN HAPPEN
-------------------- -------------------------------------- ----------------------------------------------------------
TAX RISK             Certain changes you make to the        o  Federal income tax on earnings will apply to
                     policy may cause it to become a           surrenders or loans from a modified endowment
                     "modified endowment contract" for         contract or an assignment of a modified endowment
                     federal income tax purposes.              contract. Earnings come out first on surrenders or
                                                               loans from a modified endowment contract or an
                                                               assignment of a modified endowment contract. If you
                                                               are under age 59 1/2, a 10% penalty tax also may
                                                               apply to these earnings.

                     -------------------------------------------------------------------------------------------------
                     Your policy is not a modified          o  You will be taxed on any earnings generated in the
                     endowment contract and it lapses or       policy -- earnings in policy cash value and earnings
                     is fully surrendered with an              previously taken via existing loans. It could be the
                     outstanding  policy loan.                 case that a policy with a relatively small existing
                                                               cash value could have significant earnings that will
                                                               be taxed upon lapse or surrender of the policy.

                     -------------------------------------------------------------------------------------------------
                     Congress may change current tax law    o  You could lose any or all of the specific federal
                     at any time.                              income tax attributes and benefits of a life
                                                               insurance policy including tax-deferred accrual of
                     The interpretation of current tax         cash values, your ability to take a loan from the
                     law is subject to change by the           policy and income tax free death benefits.
                     Internal Revenue Service (IRS) or
                     the courts  at any time.

                     -------------------------------------------------------------------------------------------------
                     The policy fails to qualify as life    o  Earnings are taxable as ordinary income. Your
                     insurance for federal income tax          beneficiary may have to pay income tax on part or
                     purposes.                                 all of the death benefit.

                     -------------------------------------------------------------------------------------------------
                     The IRS determines that you, not the   o  You may be taxed on the income of each subaccount to
                     Variable Account, are the owner of        the extent of your investment.
                     the fund shares held by our Variable
                     Account.

                     -------------------------------------------------------------------------------------------------
                     You buy this policy to fund a          o  The tax-deferred accrual of cash values provided by
                     tax-deferred retirement plan.             the policy is unnecessary because tax deferral is
                                                               provided by the tax-deferred retirement plan.

----------------------------------------------------------------------------------------------------------------------

Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

LIMITATIONS ON USE OF THE POLICY: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.


FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


--------------------------------------------------------------------------------
                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  7
--------------------------------------------------------------------------------

FEE TABLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.

TRANSACTION FEES

------------------------------- -------------------------------- -------------------------------------------------------------
            CHARGE                    WHEN CHARGE IS DEDUCTED                             AMOUNT DEDUCTED
------------------------------- -------------------------------- -------------------------------------------------------------
PREMIUM EXPENSE CHARGE          When you pay premium.            5% of each premium payment.
------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE*               When you surrender your policy   Rate per $1,000 of initial specified amount:
                                for its full cash surrender
                                value, or the policy lapses,     MINIMUM: $5.11 -- Female, Standard, Age 1
                                during the first ten years and
                                for ten years after requesting   MAXIMUM: $47.51 -- Male, Smoker, Age 85
                                an increase in the specified
                                amount.                          REPRESENTATIVE INSURED: $10.42 -- Male, Preferred Nonsmoker,
                                                                 Age 40

------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE        When you surrender part of the   The lesser of:
                                value of your policy.
                                                                 o  $25; or

                                                                 o  2% of the amount surrendered.

------------------------------------------------------------------------------------------------------------------------------
ACCELERATED BENEFIT RIDER FOR   Upon payment of Accelerated      GUARANTEED: The greater of $300 or 1% of the Initial
TERMINAL ILLNESS CHARGE         Benefit.                         Accelerated Benefit per payment.

                                                                 CURRENT: $0 per payment.

------------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND       When we pay policy proceeds by   o  $15 -- United States
ELECTRONIC FUND TRANSFERS OF    express mail or electronic
LOAN PAYMENTS AND SURRENDERS    fund transfer.                   o  $30 -- International

------------------------------------------------------------------------------------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.


--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------- -------------------------------- ----------------------------------------------------------------
            CHARGE                    WHEN CHARGE IS DEDUCTED                             AMOUNT DEDUCTED
------------------------------- -------------------------------- ----------------------------------------------------------------
COST OF INSURANCE CHARGES*      Monthly.                         Monthly rate per $1,000 of net amount at risk:

                                                                 MINIMUM: $.06 -- Female, Standard, Age 10, Duration 1

                                                                 MAXIMUM: $83.33 -- Male, Smoker, Attained Insurance Age 99

                                                                 REPRESENTATIVE INSURED: $.20 -- Male, Preferred Nonsmoker,
                                                                 Age 40

---------------------------------------------------------------------------------------------------------------------------------
POLICY FEE                      Monthly.                         GUARANTEED: $7.50 per month.

                                                                 CURRENT:

                                                                 o  $5 per month for initial specified amounts below $250,000;
                                                                    and

                                                                 o  $0 per month for initial specified amounts of $250,000 and above.

---------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE           Daily.                           GUARANTEED: .90% of the average daily net asset value of the
RISK CHARGE                                                      subaccounts for all policy years.

                                                                 CURRENT:

                                                                 o  .90% for policy years 1-10; and

                                                                 o  .45% for policy years 11+.

---------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS          Charged daily and due at the     GUARANTEED: 6% per year.
                                end of the policy year.
                                                                 CURRENT:

                                                                 o  6% for policy years 1-10;

                                                                 o  4% for policy years 11+.

---------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON PAYMENTS       Annually, payable at the end     GUARANTEED:
UNDER ACCELERATED BENEFIT       of each policy year.
RIDER FOR TERMINAL ILLNESS                                       o  As set forth immediately above for that part of the
(ABRTI)                                                             Accelerated Benefit which does not exceed the policy value available for loan when an Accelerated Benefit is
                                                                    requested.

                                                                 o  For that part of an Accelerated Benefit which exceeds the policy value available for loan when the Accelerated
                                                                    Benefit is requested, the greater of the current yield on
                                                                    90 day Treasury bills, the current maximum statutory
                                                                    adjustable policy loan interest rate expressed as an annual effective rate or if the policy has a loan provision, the
                                                                    policy loan interest rate expressed as an effective annual rate.

---------------------------------------------------------------------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT        Monthly.                         Monthly rate per $1,000 of accidental death benefit amount:
RIDER (ADB)*
                                                                 MINIMUM: $.04 -- Female, Age 5

                                                                 MAXIMUM: $.16 -- Male, Age 69

                                                                 REPRESENTATIVE INSURED: $.08 -- Male, Preferred Nonsmoker,
                                                                 Age 40

---------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC INCREASE BENEFIT      No charge.                       No charge for this rider, however, the additional insurance
RIDER (AIBR)                                                     added by the rider is subject to monthly cost of insurance charges.

---------------------------------------------------------------------------------------------------------------------------------
CHILDREN'S INSURANCE RIDER      Monthly.                         Monthly rate per $1,000 of CIR specified amount:
(CIR)
                                                                 $.58
---------------------------------------------------------------------------------------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.


--------------------------------------------------------------------------------
                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  9
--------------------------------------------------------------------------------

------------------------------- -------------------------------- ----------------------------------------------------------------
            CHARGE                    WHEN CHARGE IS DEDUCTED                             AMOUNT DEDUCTED
------------------------------- -------------------------------- ----------------------------------------------------------------
OTHER INSURED RIDER (OIR)*      Monthly.                         Monthly rate per $1,000 of OIR specified amount:

                                                                 MINIMUM: $.06 -- Female, Standard, Age 10

                                                                 MAXIMUM: $83.33 -- Male, Smoker, Age 99

                                                                 REPRESENTATIVE INSURED: $.20 -- Male, Preferred Nonsmoker,
                                                                 Age 40

---------------------------------------------------------------------------------------------------------------------------------
WAIVER OF MONTHLY DEDUCTION     Monthly.                         Monthly rate per $1,000 of net amount at risk plus the OIR
RIDER (WMD)*                                                     specified amounts if applicable:

                                                                 MINIMUM: $.01 -- Female, Standard, Age 5

                                                                 MAXIMUM: $.28 -- Male, Smoker, Age 59

                                                                 REPRESENTATIVE INSURED: $.02 -- Male, Preferred Nonsmoker,
                                                                 Age 40

---------------------------------------------------------------------------------------------------------------------------------
WAIVER OF PREMIUM  RIDER (WP)*  Monthly.                         Monthly rate multiplied by the greater of the
                                                                 monthly-specified premium selected for the rider or the
                                                                 monthly deduction for the policy and any other riders attached to the policy.

                                                                 Minimum:
                                                                 $.03206 - Male,
                                                                 Nonsmoker, Age 20

                                                                 MAXIMUM:
                                                                 $.40219 - Female,
                                                                 Smoker, Age 59

                                                                 REPRESENTATIVE INSURED:
                                                                 $.04649 - Male,
                                                                 Preferred Nonsmoker, Age 40

---------------------------------------------------------------------------------------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.


--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


--------------------------------------------------------------------------------
MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)
--------------------------------------------------------------------------------


(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                            MINIMUM      MAXIMUM
----------------------------------------------------------------------------------------------------
Total expenses before fee waivers and/or expense reimbursements              0.53%         1.52%
----------------------------------------------------------------------------------------------------

(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
--------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                 GROSS TOTAL
                                                                     MANAGEMENT      12B-1       OTHER             ANNUAL
                                                                       FEES          FEES       EXPENSES          EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund, Series I Shares                    0.61%          --%         0.29%        0.90%(1),(2)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund, Series I Shares                     0.75           --          0.34         1.09(1),(3)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund, Series I Shares                             0.60           --          0.27         0.87(1),(2)
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International, Class I                             1.23           --            --         1.23(4)
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value, Class I                                     0.93           --            --         0.93(4)
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc. Social Balanced Portfolio                0.70           --          0.22         0.92(5)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Mid-Cap Growth Portfolio                         0.90           --          0.47         1.37(6)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small Cap Growth Portfolio                       0.90           --          0.24         1.14(4)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth & Income Portfolio Service Class                0.47         0.10          0.12         0.69(7)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio Service Class                        0.57         0.10          0.12         0.79(7)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio Service Class                       0.72         0.10          0.17         0.99(7)
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Real Estate Fund - Class 2                             0.47         0.25          0.02         0.74(8),(9)
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Value Securities Fund - Class 2              0.52         0.25          0.17         0.94(9),(10)
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Foreign Securities Fund - Class 2                     0.65         0.25          0.17         1.07(10)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                   0.80           --          0.07         0.87(11)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                     0.75           --          0.18         0.93(11)
(previously Goldman Sachs VIT CORE(SM) Small Cap Equity Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund                          0.65           --          0.09         0.74(11)
(previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global Technology Portfolio: Service Shares         0.64         0.25          0.09         0.98(12)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio: Service Shares      0.64         0.25          0.06         0.95(12)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio: Service Shares            0.64         0.25          0.03         0.92(12)
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity Portfolio                       0.75         0.25          0.21         1.21(13)
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class                   0.75         0.25          0.15         1.15(14),(15)
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class                            0.90         0.25          0.16         1.31(14),(15)
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB Shares                            0.68         0.25          0.10         1.03(16)
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund - Class IB Shares       1.00         0.25          0.25         1.50(16)
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IA Shares                     0.61           --          0.05         0.66(4)
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                 0.65         0.25          0.09         0.99(4)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                     0.54         0.13          0.14         0.81(17),(18),(19)
(previously AXP(R) Variable Portfolio - Managed Fund)
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND (CONTINUED)
--------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                GROSS TOTAL
                                                                             MANAGEMENT  12B-1    OTHER            ANNUAL
                                                                                 FEES     FEES  EXPENSES          EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Cash Management Fund                        0.33%    0.13%   0.15%     0.61%(17),(18)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                       0.47     0.13    0.17      0.77(17),(18)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund              0.68     0.13    0.16      0.97(17),(18),(19)
(previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                       1.05     0.13    0.34      1.52(17),(18),(19),(20)
(previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Global Bond Fund                            0.71     0.13    0.20      1.04(17),(18)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Growth Fund                                 0.66     0.13    0.17      0.96(17),(18),(19)
(previously AXP(R) Variable Portfolio - Growth Fund)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                        0.59     0.13    0.16      0.88(17),(18)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - International Opportunity Fund              0.72     0.13    0.20      1.05(17),(18),(19)
(previously AXP(R) Variable Portfolio - Threadneedle International Fund)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                       0.56     0.13    0.14      0.83(17),(18),(19)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                         0.63     0.13    0.17      0.93(17),(18),(19),(20)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                          0.22     0.13    0.18      0.53(17),(18),(20)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund         0.48     0.13    0.17      0.78(17),(18)
(previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                    0.80     0.13    0.22      1.15(17),(18),(19)
(previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
------------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap Portfolio                                                        1.25       --    0.07      1.32(4)
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                                     0.90       --    0.29      1.19(4)
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                   0.95       --    0.18      1.13(4)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                    0.90       --    0.05      0.95(4)
------------------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total operating expenses of Series I shares to 1.30% of average daily nets assets. Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund, Series I Shares has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total operating expenses of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total operating expenses to exceed the limit stated above:
      (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund, Series I Shares and AIM V.I. Core Equity Fund, Series I Shares the "Gross total annual expenses" have been restated to reflect such reorganization.

(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(5) Expenses are based on expenses for the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor, to the Subadvisors, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of Calvert.

(6) Fee waivers and or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time. For the period beginning March 1, 2006 through Feb. 28, 2007, Credit Suisse Asset Management, LLC will voluntarily waive an additional 0.05% of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.25% for Credit Suisse Trust - Mid-Cap Growth Portfolio.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the net expenses would have been 0.64% for Fidelity(R) VIP Growth & Income Portfolio Service Class, 0.74% for Fidelity(R) VIP Mid Cap Portfolio Service Class and 0.92% for Fidelity(R) VIP Overseas Portfolio Service Class. These offsets may be discontinued at any time.

(8) The Fund's administration fee is paid indirectly through the management fee.



--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

(9) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.05%) and 0.89% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and (0.05%) and 1.02% for FTVIPT Templeton Foreign Securities Fund - Class 2.

(11) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.11% of the Fund's average daily net assets for Goldman Sachs VIT Structured Small Cap Equity Fund, 0.16% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund and 0.25% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval. In addition, for Goldman Sachs VIT Structured Small Cap Equity Fund, effective July 1, 2005, the Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets.

(12) Janus Capital has contractually agreed to waive certain Portfolio's total annual operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until May 1, 2007. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(13) The Investment Manager has contractually agreed to waive its fees and, if necessary, reimburse the Portfolio through Dec. 31, 2006, to the extent "Gross total annual expenses" exceed 1.25% of average daily net assets for Lazard Retirement International Equity Portfolio.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower.

(16) Putnam's Management has a contractual agreement to limit expenses through Dec. 31, 2006. After fee waivers and expense reimbursements net expenses would be 1.02% for Putnam VT High Yield Fund - Class IB Shares and 1.46% for Putnam VT International New Opportunities Fund - Class IB Shares.

(17) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(18) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(19) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund and 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund, 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund and 0.01% for RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund.

(20) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
      1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.



--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  13
--------------------------------------------------------------------------------

LOADS, FEES AND CHARGES


Policy charges compensate us for:

o     providing the insurance benefits of the policy;

o     issuing the policy;

o     administering the policy;

o     assuming certain risks in connection with the policy; and

o     distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.


MONTHLY DEDUCTION


On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.    the cost of insurance for the policy month;

2.    the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which you want us to take the monthly deduction, or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect. (See "No Lapse Guarantee;" also "Grace Period" and "Reinstatement.")



--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

COMPONENTS OF THE MONTHLY DEDUCTION:

1. Cost of Insurance: primarily, the cost of providing the death benefit under your policy. It depends on:

      o     the amount of the death benefit;

      o     the policy value; and

      o     the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:

      (A) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's attained insurance age, sex (unless unisex rates are required by law) and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

            We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

      (B) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).


      (C) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, and any charges for optional riders with the exception of the WMD as it applies to the base policy.


      (D) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

2. POLICY FEE: $5 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.



--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  15
--------------------------------------------------------------------------------

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first ten policy years and in the ten years following an increase in specified amount, we will assess a surrender charge.

The surrender charge reimburses us for costs associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. The additional maximum surrender charge will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for preferred nonsmoker rates. We assume the specified amount to be $300,000.

                            LAPSE OR SURRENDER                            MAXIMUM
                           AT BEGINNING OF YEAR                      SURRENDER CHARGE
------------------------------------------------------------------------------------------------------
                                   1                                    $3,126.00
------------------------------------------------------------------------------------------------------
                                   2                                     3,126.00
------------------------------------------------------------------------------------------------------
                                   3                                     3,126.00
------------------------------------------------------------------------------------------------------
                                   4                                     3,126.00
------------------------------------------------------------------------------------------------------
                                   5                                     3,126.00
------------------------------------------------------------------------------------------------------
                                   6                                     3,126.00
------------------------------------------------------------------------------------------------------
                                   7                                     2,500.80
------------------------------------------------------------------------------------------------------
                                   8                                     1,875.60
------------------------------------------------------------------------------------------------------
                                   9                                     1,250.40
------------------------------------------------------------------------------------------------------
                                  10                                       625.20
------------------------------------------------------------------------------------------------------
                                  11                                         0.00
------------------------------------------------------------------------------------------------------

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.


MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

o MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.



--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

o     cost of insurance charges;

o     surrender charges;

o     cost of optional insurance benefits;

o     policy fees;

o     mortality and expense risk charges; and

o annual operating expenses for the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE


We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the District of Columbia, American Samoa and all states except New York. A wholly-owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.


We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.


THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.



--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  17
--------------------------------------------------------------------------------

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

      We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (the "unaffiliated funds") currently ranges up to 0.50% of the average daily net assets invested in the fund through this policy and other policies and contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

      The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (the "affiliated funds") that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the policy, and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

      The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

      Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

      o Compensating, training and educating sales representatives who sell the policies.

      o Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to policy owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.



--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  19
--------------------------------------------------------------------------------

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

------------------------------------------------------------------------------------------------------------------------------------
FUND NAME                    INVESTMENT OBJECTIVES AND POLICIES                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital             Growth of capital. Invests principally in common stocks of         A I M Advisors, Inc.
Appreciation Fund,           companies likely to benefit from new or innovative
Series I Shares              products, services or processes as well as those with
                             above-average growth and excellent prospects for future
                             growth. The fund can invest up to 25% of its total assets in foreign securities that involve risks not associated with
                             investing solely in the United States.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital             Long-term growth of capital. Invests primarily in securities       A I M Advisors, Inc.
Development Fund,            (including common stocks, convertible securities and
Series I Shares              bonds) of small- and medium-sized companies. The Fund
                             may invest up to 25% of its total assets in foreign securities.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity         Growth of capital. Invests normally at least 80% of its net        A I M Advisors, Inc.
Fund, Series I Shares        assets, plus the amount of any borrowings for investment
                             purposes, in equity securities, including convertible
                             securities of established companies that have long-term
                             above-average growth in earnings and dividends and growth
                             companies that are believed to have the potential for above-
                             average growth in earnings and dividends. The Fund may
                             invest up to 25% of its total assets in foreign securities.

------------------------------------------------------------------------------------------------------------------------------------

American Century             Capital growth, with income as a secondary objective.              American Century Global Investment
VP International, Class I    Invests primarily in stocks of growing foreign companies           Management, Inc.
                             in developed countries.

------------------------------------------------------------------------------------------------------------------------------------
American Century             Capital growth, with income as a secondary objective.              American Century Investment
VP Value, Class I            Invests primarily in stocks of companies that management           Management, Inc.
                             believes to be undervalued at the time of purchase.

------------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series,     Income and capital growth. Invests primarily in stocks,            Calvert Asset Management Company,
Inc. Social Balanced         bonds and money market instruments which offer income              Inc. (CAMCO), investment adviser.
Portfolio                    and capital growth opportunity and which satisfy the               SsgA Funds Management, Inc. and
                             investment and social criteria.                                    New Amsterdam Partners, LLP are the
                                                                                                investment subadvisers.
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -        Maximum capital appreciation. Invests in equity securities of      Credit Suisse Asset Management, LLC
Mid-Cap Growth Portfolio     "mid-cap" growth companies with growth characteristics such as positive earnings and potential for accelerated growth.

------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -        Capital growth. Invests in equity securities of small              Credit Suisse Asset Management, LLC
Small Cap Growth             U.S. growth companies which are either developing or
Portfolio                    older companies in a growth stage, or are providing
                             products or services with a high-unit volume growth rate.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &     Seeks high total return through a combination of current           Fidelity Management & Research
Income Portfolio             income and capital appreciation. Normally invests a                Company (FMR), investment manager;
Service Class                majority of assets in common stocks with a focus on those          FMR U.K., FMR Far East,
                             that pay current dividends and show potential for capital          sub-investment advisers.
                             appreciation. May invest in bonds, including lower-quality debt securities, as well as stocks that are not currently
                             paying dividends, but offer prospects for future income or capital appreciation. Invests in domestic and foreign issuers.
                             The Fund invests in either "growth" stocks or "value" stocks or both.

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FUND NAME                    INVESTMENT OBJECTIVES AND POLICIES                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap      Long-term growth of capital. Allocates assets across               FMR, investment manager;
Portfolio Service Class      different market sectors and maturities. Normally invests          FMR U.K., FMR Far East,
                             primarily in common stocks. Normally invests at least              sub-investment advisers.
                             80% of assets in securities of companies with medium
                             market capitalizations. May invest in companies with
                             smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or
                             "value" common stocks or both.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas     Long-term growth of capital. Normally invests primarily in         FMR, investment manager;
Portfolio Service Class      common stocks of foreign securities. Normally invests at           FMR U.K., FMR Far East, Fidelity
                             least 80% of assets in non-U.S. securities.                        International Investment Advisors
                                                                                                (FIIA) and FIIA U.K.,
                                                                                                sub-investment advisers.

------------------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin              Seeks capital appreciation, with current income as a               Franklin Advisers, Inc.
Real Estate Fund - Class 2   secondary goal. The Fund normally invests at least 80% of
                             its net assets in investments of companies operating in the real estate sector.

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small        Seeks long-term total return. The Fund normally invests at         Franklin Advisory Services, LLC
Cap Value Securities         least 80% of its net assets in investments of small
Fund - Class 2               capitalization companies, and normally invests predominantly in equity securities. For this Fund, small-capitalization
                             companies are those with market capitalization values not
                             exceeding $2.5 billion, at the time of purchase. The Fund
                             invests mainly in equity securities of companies that the
                             manager believes are undervalued.


------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton             Long-term capital growth. The Fund normally invests at             Templeton Investment Counsel, LLC
Foreign Securities           least 80% of its net assets in investments of issuers located
Fund - Class 2               outside the U.S., including those in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT            The Goldman Sachs VIT Mid Cap Value Fund seeks                     Goldman Sachs Asset
Mid Cap Value Fund           long-term capital appreciation. The Fund invests, under            Management, L.P.
                             normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of
                             purchase)("Net Assets") in a diversified portfolio of equity investments in mid-cap issuers with public stock market
                             capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market
                             capitalization of companies constituting the
                             Russell Midcap(R) Value Index at the time of investment. If the market capitalization of a company held by the Fund
                             moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the
                             Russell Midcap(R) Value Index is currently between
                             $276 million and $14.9 billion. Although the Fund will
                             invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities,
                             including securities of issuers in emerging countries and
                             securities quoted in foreign currencies. The Fund may invest in the aggregate up to 20% of its Net Assets in companies
                             with public stock market capitalizations outside the range of companies constituting the Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

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


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                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  21
--------------------------------------------------------------------------------

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FUND NAME                    INVESTMENT OBJECTIVES AND POLICIES                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT            The Fund seeks long-term growth of capital. The Fund               Goldman Sachs Asset
Structured Small Cap         seeks this objective through a broadly diversified portfolio       Management, L.P.
Equity Fund                  of equity investments in U.S. issuers. The Fund invests,
(previously Goldman          under normal circumstances, at least 80% of its net assets
Sachs VIT CORE(SM) Small     plus any borrowings for investment purposes (measured at
Cap Equity Fund)             time of purchase)("Net Assets") in a broadly diversified
                             portfolio of equity investments in small-cap U.S. issuers,
CORE(SM) is a registered     including foreign issuers that are traded in the
service mark of              United States. However, it is currently anticipated that,
Goldman, Sachs & Co.         under normal circumstances the Fund will invest at least
                             95% of its Net Assets in such equity investments. These
                             issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis)
                             similar to that of the range of the market capitalizations of companies constituting the Russell 2000(R) Index at the time of investment. The Fund is not required to limit its
                             investments to securities in the Russell 2000(R) Index. In addition, if the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 2000(R) Index is currently between $68 million and $2.4 billion.

------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                The Fund seeks long-term growth of capital and dividend            Goldman Sachs Asset
VIT Structured               income. The Fund seeks this objective through a broadly            Management, L.P.
U.S. Equity Fund             diversified portfolio of large-cap and blue chip equity
(previously Goldman          investments representing all major sectors of the U.S.
Sachs VIT CORE(SM)           economy. The Fund invests, under normal circumstances, at
U.S. Equity Fund)            least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at
CORE(SM) is a registered     time of purchase ("Total Assets") in a dividend portfolio of
service mark of              equity investments in U.S. issuers, including foreign
Goldman, Sachs & Co.         companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the
                             Fund will invest at least 95% of its net assets plus any
                             borrowings for investment purposes (measured at the time of purchase) in such equity investments. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index.
                             The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and
                             dividend yields. The Fund is not required to limit its
                             investments to securities in the S&P 500 Index. The Fund's investments in fixed-income securities are limited to
                             securities that are considered cash equivalents.
------------------------------------------------------------------------------------------------------------------------------------



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22  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
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

------------------------------------------------------------------------------------------------------------------------------------
FUND NAME                    INVESTMENT OBJECTIVES AND POLICIES                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Global    Long-term growth of capital. Invests, under normal                 Janus Capital
Technology Portfolio:        circumstances, at least 80% of its net assets in securities of
Service Shares               companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.
                             It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.


------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series           Long-term growth of capital. Invests, under normal                 Janus Capital
International Growth         circumstances, at least 80% of its net assets in securities of
Portfolio: Service Shares    issuers from at least five different countries, excluding the
                             United States. Although the Portfolio intends to invest
                             substantially all of its assets in issuers located outside the
                             United States, it may at times invest in U.S. issuers and
                             under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series           Seeks long-term growth of capital. Invests, under normal           Janus Capital
Mid Cap Growth Portfolio:    circumstances, at least 80% of its net assets in equity
Service Shares               securities of mid-sized companies whose market
                             capitalization falls, at the time of initial purchase, in the
                             12-month average of the capitalization ranges of the
                             Russell Midcap Growth Index.

------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement            Long-term capital appreciation. Invests primarily in equity        Lazard Asset Management, LLC
International Equity         securities, principally common stocks, of relatively large
Portfolio                    non-U.S. companies with market capitalizations in the
                             range of the Morgan Stanley Capital International (MSCI)
                             Europe, Australia and Far East (EAFE(R)) Index that the
                             Investment Manager believes are undervalued based on
                             their earnings, cash flow or asset values.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth      Long-term growth of capital and future income. Invests at          MFS Investment Management(R)
Stock Series -               least 80% of its net assets in common stocks and related
Service Class                securities of companies which MFS(R) believes offer better than average prospects for long-term growth.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery         Capital appreciation. Invests at least 65% of its net assets in    MFS Investment Management(R)
Series - Service Class       equity securities of emerging growth companies.

------------------------------------------------------------------------------------------------------------------------------------

Putnam VT High Yield         Seeks high current income. Capital growth is a secondary           Putnam Investment Management, LLC
Fund - Class IB Shares       goal when consistent with achieving high current income.
                             The fund pursues its goal by investing mainly in bonds that
                             (i) are obligations of U.S. companies, (ii) are below
                             investment-grade in quality and (iii) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment-grade.


------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  23
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FUND NAME                    INVESTMENT OBJECTIVES AND POLICIES                                    INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------

Putnam VT International      Seeks long-term capital appreciation. The fund pursues its         Putnam Investment Management, LLC
New Opportunities Fund -     goal by investing mainly in common stocks of companies
Class IB Shares              outside the United States with a focus on growth stocks.

------------------------------------------------------------------------------------------------------------------------------------

Putnam VT New                Seeks long-term capital appreciation. The fund pursues its         Putnam Investment Management, LLC
Opportunities Fund -         goal by investing mainly in common stocks of U.S.
Class IA Shares              companies, with a focus on growth stocks.

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -       Seeks capital appreciation. The fund pursues its goal by           Putnam Investment Management, LLC
Class IB Shares              investing mainly in common stocks of U.S. companies,
                             with a focus on growth stocks.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     Maximum total investment return through a combination of           RiverSource Investments
Portfolio - Balanced Fund    capital growth and current income. Invests primarily in a
                             combination of common and preferred stocks, bonds and
                             other debt securities. Under normal market conditions, at
                             least 50% of the Fund's total assets are invested in
                             common stocks and no less than 25% of the Fund's total
                             assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.


------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     Maximum current income consistent with liquidity and               RiverSource Investments
Portfolio - Cash             stability of principal. Invests primarily in money market
Management Fund              instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                             certificates of deposit, bankers' acceptances, letters of
                             credit, and commercial paper, including asset-backed
                             commercial paper.

------------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable     High level of current income while attempting to conserve          RiverSource Investments
Portfolio - Diversified      the value of the investment and continuing a high level of
Bond Fund                    income for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (Index),
                             which are investment grade and denominated in
                             U.S. dollars. The Index includes securities issued by the
                             U.S. government, corporate bonds, and mortgage- and
                             asset-backed securities. Although the Fund emphasizes
                             high- and medium-quality debt securities, it will assume
                             some credit risk to achieve higher yield and/or capital
                             appreciation by buying lower-quality (junk) bonds.


------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     High level of current income and, as a secondary goal,             RiverSource Investments
Portfolio - Diversified      steady growth of capital. Under normal market conditions,
Equity Income Fund           the Fund invests at least 80% of its net assets in
                             dividend-paying common and preferred stocks.

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable     Long-term capital growth. The Fund's assets are primarily          RiverSource Investments, adviser;
Portfolio - Emerging         invested in equity securities of emerging market companies.        Threadneedle International Limited,
Markets Fund                 Under normal market conditions, at least 80% of the Fund's         an indirect wholly-owned subsidiary
                             net assets will be invested in securities of companies that        of Ameriprise Financial, subadviser.
                             are located in emerging market countries, or that earn
                             50% of more of their total revenues from goods and
                             services produced in emerging market countries or from
                             sales made in emerging market countries.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     High total return through income and growth of capital.            RiverSource Investments
Portfolio - Global Bond      Non-diversified mutual fund that invests primarily in debt
Fund                         obligations of U.S. and foreign issuers (which may include issuers located in emerging markets). Under normal market
                             conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt obligations
                             including money market instruments of issuers located in at least three different countries.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     Long-term capital growth. Invests primarily in common              RiverSource Investments
Portfolio - Growth Fund      stocks and securities convertible into common stocks that
                             appear to offer growth opportunities. These growth
                             opportunities could result from new management, market
                             developments, or technological superiority. The Fund may
                             invest up to 25% of its total assets in foreign investments.


------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     High current income, with capital growth as a secondary            RiverSource Investments
Portfolio - High Yield       objective. Under normal market conditions, the Fund
Bond Fund                    invests at least 80% of its net assets in high-yielding,
                             high-risk corporate bonds (junk bonds) issued by U.S. and
                             foreign companies and governments.

------------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable     Capital appreciation. Invests primarily in equity securities       RiverSource Investments, adviser;
Portfolio - International    of foreign issuers that offer strong growth potential. The         Threadneedle International Limited,
Opportunity Fund             Fund may invest in developed and in emerging markets.              an indirect wholly-owned subsidiary
                                                                                                of Ameriprise Financial, subadviser.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     Long-term growth of capital. Under normal market                   RiverSource Investments
Portfolio - Large Cap        conditions, the Fund invests at least 80% of its net assets in
Equity Fund                  equity securities of companies with market capitalization
                             greater than $5 billion at the time of purchase. The Fund
                             may also invest in income-producing equity securities and
                             preferred stocks.


------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  25
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FUND NAME                    INVESTMENT OBJECTIVES AND POLICIES                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable     Growth of capital. Under normal market conditions, the             RiverSource Investments
Portfolio - Mid Cap          Fund invests at least 80% of its net assets in equity
Growth Fund                  securities of mid capitalization companies. The investment manager defines mid-cap companies as those whose
                             market capitalization (number of shares outstanding
                             multiplied by the share price) falls within the range of
                             the Russell Mid Cap(R) Growth Index.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     Long-term capital appreciation. The Fund seeks to provide          RiverSource Investments
Portfolio - S&P 500          investment results that correspond to the total return
Index Fund                   (the combination of appreciation and income) of large
                             capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500
                             Composite Stock Price Index (S&P 500). The S&P 500 is
                             made up primarily of large capitalization companies that
                             represent a broad spectrum of the U.S. economy.


------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     A high level of current income and safety of principal             RiverSource Investments
Portfolio - Short Duration   consistent with an investment in U.S. government and
U.S. Government Fund         government agency securities. Under normal market
                             conditions, at least 80% of the Fund's net assets are
                             invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or
                             instrumentalities.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     Long-term capital growth. Under normal market                      RiverSource Investments, adviser;
Portfolio - Small Cap        conditions, at least 80% of the Fund's net assets are              Kenwood Capital Management LLC,
Advantage Fund               invested in equity securities of companies with market             subadviser.
                             capitalization of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment.

------------------------------------------------------------------------------------------------------------------------------------

Royce Micro-Cap Portfolio    Long-term growth of capital. Invests primarily in a broadly        Royce & Associates, LLC
                             diversified portfolio of equity securities issued by micro-
                             cap companies (companies with stock market
                             capitalizations below $500 million).

------------------------------------------------------------------------------------------------------------------------------------
Third Avenue                 Long-term capital appreciation. Invests primarily in               Third Avenue Management LLC
Value Portfolio              common stocks of well-financed companies, meaning
                             companies without significant liabilities in comparison to their liquid resources at a discount to what the Adviser
                             believes is their intrinsic value.


------------------------------------------------------------------------------------------------------------------------------------
Wanger International         Long-term growth of capital. Invests primarily in stocks of        Columbia Wanger Asset
Small Cap                    companies based outside the U.S. with market                       Management, L.P.
                             capitalizations of less than $3 billion at time of initial purchase.

------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller          Long-term growth of capital. Invests primarily in stocks of        Columbia Wanger Asset
Companies                    small- and medium-size U.S. companies with market                  Management, L.P.
                             capitalizations of less than $5 billion at time of initial purchase.

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS


Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.


SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or,

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.


VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.




--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  27
--------------------------------------------------------------------------------

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

o     select a specified amount of insurance;

o     select a death benefit option;

o     designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges." )


OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.


INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.




--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
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

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decided how much you intend to pay and how often you will make payments. During the first several policy years until the policy value is sufficient to cover the surrender charge, we require that you pay premiums sufficient to keep the NLG in effect in order to keep the policy in force.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to the keep the NLG in effect.

You may also change the amount and frequency of your payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.


ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.


PURCHASING YOUR POLICY: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

o     interest credited; minus

o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

o any portion of the monthly deduction for the coming month that is allocated to the fixed account.


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.




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                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  29
--------------------------------------------------------------------------------

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o     additional net premiums allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders and partial surrender fees;

o     surrender charges; and/or

o     monthly deductions.

Accumulation unit values will fluctuate due to:

o     changes in underlying fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o     mortality and expense risk charges.

When valuations occur: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

Transactions include:

o     premium payments;

o     loan requests and repayments;

o     surrender requests; and

o     transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

KEEPING THE POLICY IN FORCE

NO LAPSE GUARANTEE

The NLG provides that your policy will remain in force until the insured's attained insurance age 70 or five policy years, if later, even if the cash surrender value is insufficient to pay the monthly deduction. The NLG will stay in effect as long as:

o     the sum of premiums paid; minus

o     partial surrenders; minus

o     outstanding indebtedness; equals or exceeds

o     the minimum monthly premiums due since the policy date.

The minimum monthly premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG in effect, the NLG will terminate. In addition, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. The NLG may be reinstated within two years of its termination only if the policy has not lapsed.


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30  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
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

PLEASE NOTE: In Massachusetts, New Jersey and Texas, the NLG provides that the policy will remain in effect for five years from the policy date if the conditions stated above are met. In Illinois, all references in this prospectus to the NLG are deleted and replaced with DBG.


GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

o     a written request;

o     evidence satisfactory to us that the insured remains insurable;

o     payment of the required reinstatement premium; and

o     payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia.) Surrender charges will also be reinstated. The NLG cannot be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

During the first two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate(s) of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

NOTE TO CONNECTICUT RESIDENTS: In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

We will not require evidence of insurability. We will require that:

1.    this policy is in force; and

2.    your request is in writing; and

3.    you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both the exchange policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.


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                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  31
--------------------------------------------------------------------------------

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the specified amount; or

o a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the policy value plus the specified amount; or

o     the percentage of policy value.

EXAMPLE                                                   OPTION 1      OPTION 2
-----------------------------------------------------------------------------------------
Specified amount                                          $100,000      $100,000
-----------------------------------------------------------------------------------------
Policy value                                              $  5,000      $  5,000
-----------------------------------------------------------------------------------------
Death benefit                                             $100,000      $105,000
-----------------------------------------------------------------------------------------
Policy value increases to                                 $  8,000      $  8,000
-----------------------------------------------------------------------------------------
Death benefit                                             $100,000      $108,000
-----------------------------------------------------------------------------------------
Policy value decreases to                                 $  3,000      $  3,000
-----------------------------------------------------------------------------------------
Death benefit                                             $100,000      $103,000
-----------------------------------------------------------------------------------------

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age of 100, the amount payable is the cash surrender value on the death benefit valuation date.


CHANGE IN DEATH BENEFIT OPTION


You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

o Monthly deduction because the cost of insurance charges depends upon the specified amount.

o     Minimum monthly premium.

o     Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.



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32  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
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

An increase in the specified amount will have the following effect on policy costs:

o Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

o     Charges for certain optional insurance benefits may increase.

o     The minimum monthly premium will increase if the NLG is in effect.

o     The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the NLG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the NLG in effect.

DECREASES: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

o     Only one decrease per policy year is allowed.

o We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

o After the decrease, the specified amount may not be less than the minimum amount shown in the policy.

o In policy years 2-10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.

o In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

o In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

o The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.


EXAMPLE


This example assumes an initial specified amount of $100,000. In policy year 11, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 12, and ten months after the effective date of the increase, you request an $85,000 decrease in the current specified amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the reduced specified amount after this decrease is $125,000, computed as follows:

   Maximum reduction in initial specified amount in policy year 12:    $100,000 x .75 =  $ 75,000
   Maximum reduction in increase in specified amount during first
   policy year of increase:                                                                    +0
   Maximum permitted reduction in current specified amount:                              $ 75,000
   Current specified amount before reduction:                                            $200,000
   Minus maximum permitted reduction in current specified amount:                         -75,000
                                                                                         --------
   Specified amount after reduction:                                                     $125,000

A decrease in specified amount will affect your costs as follows:

o Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

o     Charges for certain optional insurance benefits may decrease.

o     The minimum monthly premium will decrease if the NLG is in effect.

o     The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

o     First from the portion due to the most recent increase;

o     Next from portions due to the next most recent increases successively; and

o     Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.



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                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  33
--------------------------------------------------------------------------------

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

o     the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o     the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.


TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may make transfers of policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:


o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.




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34  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
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

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

--------------------------------------------------------------------------------
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
--------------------------------------------------------------------------------


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.



--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  35
--------------------------------------------------------------------------------

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o     For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o     For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o     None.

From the fixed account to a subaccount:

o     Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make transfers by mail or telephone. However, we reserve the right to limit transfers by mail or telephone to five per policy year. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.


AUTOMATED TRANSFER POLICIES


o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.


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36  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
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

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

o Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)

o     You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

--------------------------------------------------------------------------------
HOW DOLLAR-COST AVERAGING WORKS
--------------------------------------------------------------------------------

                                                                                                    NUMBER
By investing an equal number                                         AMOUNT      ACCUMULATION      OF UNITS
of dollars each month ...                               MONTH       INVESTED      UNIT VALUE       PURCHASED
                                              -----------------------------------------------------------------------
                                                          Jan         $100             $20           5.00
                                              -----------------------------------------------------------------------
                                                          Feb          100              18           5.56
                                              -----------------------------------------------------------------------
you automatically buy                                     Mar          100              17           5.88
more units when the                           -----------------------------------------------------------------------
per unit market price is low ... ------->                 Apr          100              15           6.67
                                              -----------------------------------------------------------------------
                                                          May          100              16           6.25
                                              -----------------------------------------------------------------------
                                                          June         100              18           5.56
                                              -----------------------------------------------------------------------
                                                          July         100              17           5.88
                                              -----------------------------------------------------------------------
and fewer units                                           Aug          100              19           5.26
when the per unit                             -----------------------------------------------------------------------
market price is high.            ------->                 Sept         100              21           4.76
                                              -----------------------------------------------------------------------
                                                          Oct          100              20           5.00
                                              -----------------------------------------------------------------------

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.



--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  37
--------------------------------------------------------------------------------

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions - see "Deferral of Payments, " under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

o In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

o     In Alabama, 100% of the policy value minus surrender charges.

o     In all other states, 90% of the policy value minus surrender charges.

o     For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG to terminate.


--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may take any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

o A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

o A partial surrender may terminate the NLG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee. We will deduct this decrease from the current specified amount in this order:

      1. First from the specified amount provided by the most recent increase;

      2.    Next from the next most recent increases successively;

      3.    Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

o If Option 2 is in effect, a partial surrender does not affect the specified amount.


--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  39
--------------------------------------------------------------------------------

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER


Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.


--------------------------------------------------------------------------------
1 BY MAIL
--------------------------------------------------------------------------------
Regular mail:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


--------------------------------------------------------------------------------
2 BY PHONE
--------------------------------------------------------------------------------

Call between 7 a.m. and 6 p.m. Central Time:

(800) 862-7919 (TOLL FREE)

TTY service for the hearing impaired:

(800) 258-8846 (TOLL FREE)

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

o     you surrender the policy; or

o     the insured dies.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.



--------------------------------------------------------------------------------
40  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.


OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o     the payment includes a premium payment check that has not cleared;

o     the NYSE is closed, except for normal holiday and weekend closings;

o     trading on the NYSE is restricted, according to SEC rules;

o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

o the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the IRS currently interprets them. Both the laws and their interpretation may change.

As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code.

DIVERSIFICATION AND INVESTOR CONTROL: Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable policies and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the policy owner would be currently taxed on income earned within the policy. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

IDS LIFE'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS


DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and generally is not subject to federal income taxes. When the proceeds are paid on or after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.


--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  41
--------------------------------------------------------------------------------

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.

SOURCE OF PROCEEDS                                TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                   Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon surrender of the policy.

Lapse:                                            Any outstanding indebtedness minus your investment in the policy.(1) You will be taxed on any earnings generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon lapse of the policy.

Partial surrenders:                               Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments:                     None.(2)


MODIFIED ENDOWMENT CONTRACTS(3):


Full surrender:                                   Amount received plus any indebtedness, minus your investment in the policy.(1)

Lapse:                                            Any outstanding indebtedness minus your investment in the policy.(1)

Partial surrenders:                               Lesser of:

                                                  o   the amount received; or

                                                  o   policy value minus your investment in the policy.(1)

Policy loans and assignments:                     Lesser of:

                                                  o   the amount of the loan/assignment; or

                                                  o   policy value minus your investment in the policy.(1)

PAYMENT OPTIONS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):      OPTION A FOR PRE-DEATH PROCEEDS: Taxed as full surrender (and may be subject to additional 10% penalty tax if modified endowment contract). Interest taxed (and not subject to additional 10% penalty tax).

                                                  OPTIONS B AND C FOR PRE-DEATH PROCEEDS: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment contract).
                                                  Payments made after the investment in the policy(1) is fully recovered are taxed.
                                                  If the policy is a modified endowment contract, those payments may be subject to an additional 10% penalty tax.
------------------------------------------------------------------------------------------------------------------------------------

(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).


(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.

(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.



--------------------------------------------------------------------------------
42  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

o ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

o ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the first seven years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

o     the distribution occurs after the owner attains age 59 1/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules may apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  43
--------------------------------------------------------------------------------

OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.

SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.


In Treasury Decision 9092 (T.D. 9092), the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Code Section 79), executive bonus arrangements (Code Section 162) or key-person plans.


MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.


I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner" (T.D. 9092). IRS Regulation Section 1.61-22(d) provides that the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.


Under IRS Regulation Section 1.61-22(d)(2), in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under IRS Regulation Section 1.7872-15, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner;
(ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.


--------------------------------------------------------------------------------
44  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to IRS Section 7872. If the split dollar loan provides for sufficient interest, then, except as provided in IRS Section 7872, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under IRS Sections 1271 and 1275). In general, interest on a split dollar loan is not deductible by the borrower.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.

DISTRIBUTION OF THE POLICY


We are the sole distributor of the policy. We pay our sales representative commissions of up to 95% of the initial target premium (annualized) when the policy is sold, plus up to 3.5% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we pay our sales representative a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.


We may utilize other or additional compensation plans with certain sales representatives, including compensation plans that pay the sales representatives additional compensation when sales representatives achieve volume goals we set. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest for the sales representatives.


The above commissions and service fees compensate our sales representative for selling and servicing the policy. These commissions do not change depending on which subaccounts you choose to allocate your premiums. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representative may be required to return sales commissions under certain circumstances including, but not limited to, if you return the policy under the free look period.


From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of policies may help sales representatives and/or their field leaders qualify for such benefits.

SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

o We pay the commissions and other compensation described above from our assets.

o     Our assets may include:

      -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");


      -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

      -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and


      -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

      -- fees and expenses we collect from policy owners, including surrender charges; and

      -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the policy offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the policy.


--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  45
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

IDS Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.


You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

o     Premium expense charges;

o     Cost of insurance charges;

o     Policy fees;

o     Mortality and expense risk charges; and

o     Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o     Current charges in all years illustrated; and

o     Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables"), would result in additional charges, which would reduce the illustrated policy values.


--------------------------------------------------------------------------------
46  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 0.98% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 40, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a preferred nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $4,500 is paid in full at the beginning of each policy year. Results would differ if:

o     Premiums were not paid in full at the beginning of each policy year;

o     Premium amounts paid were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  47
--------------------------------------------------------------------------------

ILLUSTRATION

------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $300,000                           MALE -- AGE 40                                     CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                   PREFERRED NONSMOKER                                   ANNUAL PREMIUM $4,500
------------------------------------------------------------------------------------------------------------------------------------


        PREMIUM(1)
        ACCUMULATED                DEATH BENEFIT                        POLICY VALUE                    CASH SURRENDER VALUE
END OF  WITH ANNUAL        ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%           0%         6%           12%         0%          6%         12%           0%         6%         12%
------------------------------------------------------------------------------------------------------------------------------------
   1   $    4,725      $300,000   $300,000    $   300,000   $ 3,748    $  3,990   $     4,232    $   622    $    864  $     1,106
------------------------------------------------------------------------------------------------------------------------------------
   2        9,686       300,000    300,000        300,000     7,422       8,142         8,891      4,296       5,016        5,765
------------------------------------------------------------------------------------------------------------------------------------
   3       14,896       300,000    300,000        300,000    11,008      12,445        14,002      7,882       9,319       10,876
------------------------------------------------------------------------------------------------------------------------------------
   4       20,365       300,000    300,000        300,000    14,515      16,916        19,621     11,389      13,790       16,495
------------------------------------------------------------------------------------------------------------------------------------
   5       26,109       300,000    300,000        300,000    17,928      21,544        25,786     14,802      18,418       22,660
------------------------------------------------------------------------------------------------------------------------------------
   6       32,139       300,000    300,000        300,000    21,250      26,339        32,552     18,750      23,838       30,051
------------------------------------------------------------------------------------------------------------------------------------
   7       38,471       300,000    300,000        300,000    24,460      31,283        39,960     22,584      29,408       38,085
------------------------------------------------------------------------------------------------------------------------------------
   8       45,120       300,000    300,000        300,000    27,575      36,402        48,096     26,325      35,152       46,845
------------------------------------------------------------------------------------------------------------------------------------
   9       52,101       300,000    300,000        300,000    30,592      41,696        57,029     29,966      41,071       56,404
------------------------------------------------------------------------------------------------------------------------------------
  10       59,431       300,000    300,000        300,000    33,488      47,153        66,823     33,488      47,153       66,823
------------------------------------------------------------------------------------------------------------------------------------
  15      101,959       300,000    300,000        300,000    47,142      78,713       134,979     47,142      78,713      134,979
------------------------------------------------------------------------------------------------------------------------------------
  20      156,237       300,000    300,000        332,373    57,556     116,519       248,040     57,556     116,519      248,040
------------------------------------------------------------------------------------------------------------------------------------
  25      225,511       300,000    300,000        529,673    63,524     162,092       434,158     63,524     162,092      434,158
------------------------------------------------------------------------------------------------------------------------------------
  30      313,924       300,000    300,000        854,673    62,024     217,902       736,787     62,024     217,902      736,787
------------------------------------------------------------------------------------------------------------------------------------
  35      426,763       300,000    310,997      1,316,857    48,147     290,652     1,230,707     48,147     290,652    1,230,707
------------------------------------------------------------------------------------------------------------------------------------
  40      570,779       300,000    403,234      2,144,264     8,321     384,032     2,042,157      8,321     384,032    2,042,157
------------------------------------------------------------------------------------------------------------------------------------
  45      754,583            --    520,884      3,512,729        --     496,080     3,345,456          0     496,080    3,345,456
------------------------------------------------------------------------------------------------------------------------------------
  50      989,169            --    658,610      5,675,589        --     627,247     5,405,323          0     627,247    5,405,323
------------------------------------------------------------------------------------------------------------------------------------
  55    1,288,567            --    816,029      9,039,208        --     777,171     8,608,769          0     777,171    8,608,769
------------------------------------------------------------------------------------------------------------------------------------
  60    1,670,683            --    976,628     13,971,141        --     966,958    13,832,812          0     966,958   13,832,812
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



--------------------------------------------------------------------------------

48   RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

ILLUSTRATION

------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $300,000                            MALE -- AGE 40                                 GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    PREFERRED NONSMOKER                                  ANNUAL PREMIUM $4,500
------------------------------------------------------------------------------------------------------------------------------------


          PREMIUM(1)
         ACCUMULATED               DEATH BENEFIT                        POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST           ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%           0%         6%           12%          0%         6%           12%         0%         6%          12%
------------------------------------------------------------------------------------------------------------------------------------
  1     $    4,725      $300,000   $300,000   $   300,000    $ 3,413    $  3,644    $     3,876   $   287    $    518   $       750
------------------------------------------------------------------------------------------------------------------------------------
  2          9,686       300,000    300,000       300,000      6,718       7,394          8,099     3,592       4,268         4,973
------------------------------------------------------------------------------------------------------------------------------------
  3         14,896       300,000    300,000       300,000      9,918      11,256         12,707     6,792       8,130         9,581
------------------------------------------------------------------------------------------------------------------------------------
  4         20,365       300,000    300,000       300,000     13,006      15,226         17,733     9,880      12,100        14,607
------------------------------------------------------------------------------------------------------------------------------------
  5         26,109       300,000    300,000       300,000     15,979      19,304         23,214    12,853      16,178        20,088
------------------------------------------------------------------------------------------------------------------------------------
  6         32,139       300,000    300,000       300,000     18,830      23,487         29,191    16,329      20,986        26,690
------------------------------------------------------------------------------------------------------------------------------------
  7         38,471       300,000    300,000       300,000     21,563      27,782         35,720    19,687      25,906        33,845
------------------------------------------------------------------------------------------------------------------------------------
  8         45,120       300,000    300,000       300,000     24,173      32,189         42,856    22,922      30,938        41,606
------------------------------------------------------------------------------------------------------------------------------------
  9         52,101       300,000    300,000       300,000     26,655      36,707         50,658    26,030      36,082        50,033
------------------------------------------------------------------------------------------------------------------------------------
 10         59,431       300,000    300,000       300,000     29,006      41,337         59,195    29,006      41,337        59,195
------------------------------------------------------------------------------------------------------------------------------------
 15        101,959       300,000    300,000       300,000     39,145      67,270        118,013    39,145      67,270       118,013
------------------------------------------------------------------------------------------------------------------------------------
 20        156,237       300,000    300,000       300,000     44,067      96,038        214,895    44,067      96,038       214,895
------------------------------------------------------------------------------------------------------------------------------------
 25        225,511       300,000    300,000       458,629     40,710     127,019        375,925    40,710     127,019       375,925
------------------------------------------------------------------------------------------------------------------------------------
 30        313,924       300,000    300,000       736,139     22,493     159,153        634,603    22,493     159,153       634,603
------------------------------------------------------------------------------------------------------------------------------------
 35        426,763            --    300,000     1,126,041         --     191,781      1,052,374        --     191,781     1,052,374
------------------------------------------------------------------------------------------------------------------------------------
 40        570,779            --    300,000     1,822,952         --     225,538      1,736,145        --     225,538     1,736,145
------------------------------------------------------------------------------------------------------------------------------------
 45        754,583            --    300,000     2,954,991         --     271,125      2,814,277        --     271,125     2,814,277
------------------------------------------------------------------------------------------------------------------------------------
 50        989,169            --    362,716     4,689,140         --     345,444      4,465,848        --     345,444     4,465,848
------------------------------------------------------------------------------------------------------------------------------------
 55      1,288,567            --    446,557     7,248,248         --     425,292      6,903,093        --     425,292     6,903,093
------------------------------------------------------------------------------------------------------------------------------------
 60      1,670,683            --    521,057    10,707,659         --     515,898     10,601,642        --     515,898    10,601,642
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  49
--------------------------------------------------------------------------------

KEY TERMS


These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT VALUATION DATE: The date of the insured's death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured's death.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM MONTHLY PREMIUM: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will not lapse before the insured has attained insurance age 70 (or five policy years, if later) (always five policy years if the policy is purchased in New Jersey, Massachusetts or Texas). The guarantee is in effect if you meet certain premium payment requirements.

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

o Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

o Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the cash surrender value.

o     On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.


--------------------------------------------------------------------------------
50  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
--------------------------------------------------------------------------------

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).


--------------------------------------------------------------------------------
                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  51
--------------------------------------------------------------------------------

[RIVERSOURCE(SM) INSURANCE Logo]


IDS Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


Additional information about IDS Life Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.


                           IDS Life Insurance Company
                       70100 Ameriprise Financial Center
                             Minneapolis, MN 55474
                           Telephone: (800) 862-7919
                 Website address: riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549.


                     Investment Company Act File #811-4298

S-6189 K (5/06)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                  RIVERSOURCE(SM) SINGLE PREMIUM VARIABLE LIFE
                              (RIVERSOURCE - SPVL)

            RIVERSOURCE SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE
                               (SUCCESSION SELECT)


                  RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE (VUL)

              RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE III (VUL III)

               RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV (VUL IV)

           RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES
                                  (VUL IV - ES)

                                   MAY 1, 2006

ISSUED BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
           70100 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           Website address: riversource.com/lifeinsurance


           IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Variable Life Separate Account is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

TABLE OF CONTENTS


INFORMATION ABOUT IDS LIFE ........................................      p.  3

Ownership .........................................................      p.  3

State Regulation ..................................................      p.  3

Reports ...........................................................      p.  3

Rating Agencies ...................................................      p.  3

PRINCIPAL UNDERWRITER .............................................      p.  4

THE VARIABLE ACCOUNT ..............................................      p.  4

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES ........      p.  5

Additional Information on Payment Options for RiverSource - SPVL,
Succession Select, VUL, VUL III, VUL IV and VUL IV - ES ...........      p.  5

Additional Information on Underwriting for RiverSource - SPVL .....      p.  6

REVENUES RECEIVED DURING CALENDAR YEAR 2005 .......................      P. 11

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .....................      p. 11

FINANCIAL INFORMATION

CORPORATE CONSOLIDATION

Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your policy.


--------------------------------------------------------------------------------
2 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

INFORMATION ABOUT IDS LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


We conduct a conventional life insurance business in the District of Columbia and all states except New York. Our wholly-owned subsidiary, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

We have been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP

We are a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:

--------------------------------------------------------------------------------
A.M. Best                                                     www.ambest.com
--------------------------------------------------------------------------------
Fitch                                                   www.fitchratings.com
--------------------------------------------------------------------------------
Moody's                                             www.moodys.com/insurance
--------------------------------------------------------------------------------
Standard & Poor's                                   www.standardandpoors.com
--------------------------------------------------------------------------------

A.M. Best -- Rates insurance companies for their financial strength.
Fitch -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.
Standard & Poor's -- Rates insurance companies for their financial strength.


--------------------------------------------------------------------------------
                                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 3
--------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER

We serve as the principal underwriter of the policy, which we offer on a continuous basis. We are registered with the Securities and Exchange Commission
(SEC) under the Securities Exchange Act of 1934 as a broker-dealer and we are a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives.


We currently pay underwriting commissions for our role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in our role as principal underwriter for the variable account has been: 2005: $96,912,450; 2004: $57,026,951; and 2003: $39,181,124. We retain no underwriting commission from the sale of the policy.


THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

--------------------------------------------------------------------------------
4 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES


ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR RIVERSOURCE - SPVL, SUCCESSION SELECT, VUL, VUL III, VUL IV AND VUL IV - ES

RIVERSOURCE - SPVL


OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

               PAYMENT PERIOD          MONTHLY PAYMENT PER $1,000
                  (YEARS)                 PLACED UNDER OPTION B
--------------------------------------------------------------------------------

                     10                           $9.61
--------------------------------------------------------------------------------
                     15                            6.87
--------------------------------------------------------------------------------
                     20                            5.51
--------------------------------------------------------------------------------
                     25                            4.71
--------------------------------------------------------------------------------
                     30                            4.18
--------------------------------------------------------------------------------

We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

------------------------------------------------------------------------------
OPTION C TABLE
------------------------------------------------------------------------------

                           LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------
AGE        BEGINNING            5 YEARS          10 YEARS         15 YEARS
PAYEE       IN YEAR         MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
-------------------------------------------------------------------------------

65            2005        $  5.28   $ 4.68   $ 5.16   $ 4.63   $ 4.96   $ 4.54
-------------------------------------------------------------------------------
              2010           5.19     4.61     5.08     4.57     4.90     4.49
-------------------------------------------------------------------------------
              2015           5.11     4.55     5.01     4.51     4.84     4.43
-------------------------------------------------------------------------------
              2020           5.03     4.49     4.94     4.45     4.78     4.39
-------------------------------------------------------------------------------
              2025           4.95     4.43     4.87     4.40     4.73     4.34
-------------------------------------------------------------------------------
              2030           4.88     4.38     4.81     4.35     4.68     4.30
-------------------------------------------------------------------------------
70            2005           6.15     5.37     5.88     5.26     5.49     5.07
-------------------------------------------------------------------------------
              2010           6.03     5.28     5.79     5.18     5.42     5.00
-------------------------------------------------------------------------------
              2015           5.92     5.19     5.70     5.10     5.36     4.94
-------------------------------------------------------------------------------
              2020           5.81     5.10     5.61     5.03     5.30     4.88
-------------------------------------------------------------------------------
              2025           5.71     5.03     5.53     4.96     5.24     4.83
-------------------------------------------------------------------------------
              2030           5.61     4.95     5.45     4.89     5.18     4.77
-------------------------------------------------------------------------------
75            2005           7.30     6.36     6.74     6.09     6.01     5.67
-------------------------------------------------------------------------------
              2010           7.14     6.23     6.63     5.99     5.95     5.60
-------------------------------------------------------------------------------
              2015           6.99     6.10     6.52     5.89     5.90     5.54
-------------------------------------------------------------------------------
              2020           6.84     5.99     6.42     5.79     5.84     5.47
-------------------------------------------------------------------------------
              2025           6.71     5.88     6.32     5.71     5.78     5.41
-------------------------------------------------------------------------------
              2030           6.58     5.78     6.23     5.62     5.73     5.35
-------------------------------------------------------------------------------
85            2005          10.68     9.65     8.52     8.14     6.73     6.64
-------------------------------------------------------------------------------
              2010          10.45     9.41     8.44     8.04     6.72     6.62
-------------------------------------------------------------------------------
              2015          10.22     9.19     8.36     7.93     6.70     6.59
-------------------------------------------------------------------------------
              2020          10.00     8.98     8.27     7.83     6.68     6.57
-------------------------------------------------------------------------------
              2025           9.79     8.78     8.19     7.74     6.67     6.54
-------------------------------------------------------------------------------
              2030           9.60     8.59     8.11     7.64     6.65     6.52
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 5
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ON UNDERWRITING FOR RIVERSOURCE - SPVL


For certain insurance ages, if the amount of the initial single premium does not exceed limits we establish, we may deem your answers to certain medical questions on the application to constitute satisfactory evidence of insurability of the person whose life you propose to insure. We call this process "simplified underwriting." If simplified underwriting is not available, either because of the insurance age of the proposed insured, or because the amount of the initial single premium exceeds our limits, full underwriting in accordance with our underwriting rules and procedures is required. Because we offer simplified underwriting under certain circumstances in connection with the policy, it is possible that the costs of insurance for this policy may be higher for a healthy insured than the cost of insurance rates under other policies we offer which require full underwriting.

SUCCESSION SELECT

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

               PAYMENT PERIOD            MONTHLY PAYMENT PER $1,000
                  (YEARS)                   PLACED UNDER OPTION B
--------------------------------------------------------------------------------

                     10                           $9.61
--------------------------------------------------------------------------------
                     15                            6.87
--------------------------------------------------------------------------------
                     20                            5.51
--------------------------------------------------------------------------------
                     25                            4.71
--------------------------------------------------------------------------------
                     30                            4.18
--------------------------------------------------------------------------------

We will furnish monthly amounts for other payment periods at your request, without charge.

--------------------------------------------------------------------------------
6 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.

--------------------------------------------------------------------------------
OPTION C TABLE
--------------------------------------------------------------------------------

                           LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------
AGE        BEGINNING            5 YEARS          10 YEARS         15 YEARS
PAYEE       IN YEAR         MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
--------------------------------------------------------------------------------

65            2005        $  5.28   $ 4.68   $ 5.16   $ 4.63   $ 4.96  $  4.54
--------------------------------------------------------------------------------
              2010           5.19     4.61     5.08     4.57     4.90     4.49
--------------------------------------------------------------------------------
              2015           5.11     4.55     5.01     4.51     4.84     4.43
--------------------------------------------------------------------------------
              2020           5.03     4.49     4.94     4.45     4.78     4.39
--------------------------------------------------------------------------------
              2025           4.95     4.43     4.87     4.40     4.73     4.34
--------------------------------------------------------------------------------
              2030           4.88     4.38     4.81     4.35     4.68     4.30
--------------------------------------------------------------------------------
70            2005           6.15     5.37     5.88     5.26     5.49     5.07
--------------------------------------------------------------------------------
              2010           6.03     5.28     5.79     5.18     5.42     5.00
--------------------------------------------------------------------------------
              2015           5.92     5.19     5.70     5.10     5.36     4.94
--------------------------------------------------------------------------------
              2020           5.81     5.10     5.61     5.03     5.30     4.88
--------------------------------------------------------------------------------
              2025           5.71     5.03     5.53     4.96     5.24     4.83
--------------------------------------------------------------------------------
              2030           5.61     4.95     5.45     4.89     5.18     4.77
--------------------------------------------------------------------------------
75            2005           7.30     6.36     6.74     6.09     6.01     5.67
--------------------------------------------------------------------------------
              2010           7.14     6.23     6.63     5.99     5.95     5.60
--------------------------------------------------------------------------------
              2015           6.99     6.10     6.52     5.89     5.90     5.54
--------------------------------------------------------------------------------
              2020           6.84     5.99     6.42     5.79     5.84     5.47
--------------------------------------------------------------------------------
              2025           6.71     5.88     6.32     5.71     5.78     5.41
--------------------------------------------------------------------------------
              2030           6.58     5.78     6.23     5.62     5.73     5.35
--------------------------------------------------------------------------------
85            2005          10.68     9.65     8.52     8.14     6.73     6.64
--------------------------------------------------------------------------------
              2010          10.45     9.41     8.44     8.04     6.72     6.62
--------------------------------------------------------------------------------
              2015          10.22     9.19     8.36     7.93     6.70     6.59
--------------------------------------------------------------------------------
              2020          10.00     8.98     8.27     7.83     6.68     6.57
--------------------------------------------------------------------------------
              2025           9.79     8.78     8.19     7.74     6.67     6.54
--------------------------------------------------------------------------------
              2030           9.60     8.59     8.11     7.64     6.65     6.52
--------------------------------------------------------------------------------

3
VUL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

               PAYMENT PERIOD                  MONTHLY PAYMENT PER $1,000
                  (YEARS)                        PLACED UNDER OPTION B
--------------------------------------------------------------------------------
                      5                                  $18.32
--------------------------------------------------------------------------------
                     10                                   10.06
--------------------------------------------------------------------------------
                     15                                    7.34
--------------------------------------------------------------------------------
                     20                                    6.00
--------------------------------------------------------------------------------
                     25                                    5.22
--------------------------------------------------------------------------------
                     30                                    4.72
--------------------------------------------------------------------------------

We will furnish monthly amounts for other payment periods at your request, without charge.

--------------------------------------------------------------------------------
                                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 7
--------------------------------------------------------------------------------

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH   ADJUSTMENT   CALENDAR YEAR OF PAYEE'S BIRTH  ADJUSTMENT
----------------------------------------------------------------------------------------
Before 1920                          0                   1945-1949                 6
----------------------------------------------------------------------------------------
1920-1924                            1                   1950-1959                 7
----------------------------------------------------------------------------------------
1925-1929                            2                   1960-1969                 8
----------------------------------------------------------------------------------------
1930-1934                            3                   1970-1979                 9
----------------------------------------------------------------------------------------
1935-1939                            4                   1980-1989                10
----------------------------------------------------------------------------------------
1940-1944                            5                  After 1989                11
----------------------------------------------------------------------------------------

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table. We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

--------------------------------------------------------------------------------
OPTION C TABLE
--------------------------------------------------------------------------------

                           LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------
                               10 YEARS          15 YEARS         20 YEARS
ADJUSTED AGE PAYEE          MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
--------------------------------------------------------------------------------

50                         $ 4.22   $ 3.89   $ 4.17   $ 3.86   $ 4.08   $ 3.82
--------------------------------------------------------------------------------
55                           4.62     4.22     4.53     4.18     4.39     4.11
--------------------------------------------------------------------------------
60                           5.14     4.66     4.96     4.57     5.71     4.44
--------------------------------------------------------------------------------
65                           5.81     5.22     5.46     5.05     5.02     4.79
--------------------------------------------------------------------------------
70                           6.61     5.96     5.96     5.60     5.27     5.12
--------------------------------------------------------------------------------
75                           7.49     6.89     6.38     6.14     5.42     5.35
--------------------------------------------------------------------------------

VUL III

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                        PAYMENT PERIOD           MONTHLY PAYMENT PER $1,000
                           (YEARS)                 PLACED UNDER OPTION B
--------------------------------------------------------------------------------

                             10                            $9.61
--------------------------------------------------------------------------------
                             15                             6.87
--------------------------------------------------------------------------------
                             20                             5.51
--------------------------------------------------------------------------------
                             25                             4.71
--------------------------------------------------------------------------------
                             30                             4.18
--------------------------------------------------------------------------------

We will furnish monthly amounts for other payment periods at your request, without charge.

--------------------------------------------------------------------------------
8 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR                                  CALENDAR YEAR
OF PAYEE'S BIRTH               ADJUSTMENT     OF PAYEE'S BIRTH     ADJUSTMENT
--------------------------------------------------------------------------------

Before 1920                        0              1945-1949             6
--------------------------------------------------------------------------------
1920-1924                          1              1950-1959             7
--------------------------------------------------------------------------------
1925-1929                          2              1960-1969             8
--------------------------------------------------------------------------------
1930-1934                          3              1970-1979             9
--------------------------------------------------------------------------------
1935-1939                          4              1980-1989            10
--------------------------------------------------------------------------------
1940-1944                          5             After 1989            11
--------------------------------------------------------------------------------

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table. We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

--------------------------------------------------------------------------------
OPTION C TABLE
--------------------------------------------------------------------------------

                         LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------
                        10 YEARS            15 YEARS            20 YEARS
ADJUSTED AGE PAYEE   MALE     FEMALE     MALE     FEMALE     MALE     FEMALE
--------------------------------------------------------------------------------

50                  $ 4.22    $ 3.89    $ 4.17    $ 3.86    $ 4.08    $ 3.82
--------------------------------------------------------------------------------
55                    4.62      4.22      4.53      4.18      4.39      4.11
--------------------------------------------------------------------------------
60                    5.14      4.66      4.96      4.57      5.71      4.44
--------------------------------------------------------------------------------
65                    5.81      5.22      5.46      5.05      5.02      4.79
--------------------------------------------------------------------------------
70                    6.61      5.96      5.96      5.60      5.27      5.12
--------------------------------------------------------------------------------
75                    7.49      6.89      6.38      6.14      5.42      5.35
--------------------------------------------------------------------------------

VUL IV/VUL IV - ES

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                        PAYMENT PERIOD           MONTHLY PAYMENT PER $1,000
                           (YEARS)                 PLACED UNDER OPTION B
--------------------------------------------------------------------------------

                             10                            $9.61
--------------------------------------------------------------------------------
                             15                             6.87
--------------------------------------------------------------------------------
                             20                             5.51
--------------------------------------------------------------------------------
                             25                             4.71
--------------------------------------------------------------------------------
                             30                             4.18
--------------------------------------------------------------------------------

We will furnish monthly amounts for other payment periods at your request, without charge.

--------------------------------------------------------------------------------
                                     IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 9
--------------------------------------------------------------------------------

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

--------------------------------------------------------------------------------
OPTION C TABLE
--------------------------------------------------------------------------------

                           LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------
AGE        BEGINNING           5 YEARS           10 YEARS         15 YEARS
PAYEE       IN YEAR         MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
--------------------------------------------------------------------------------

65              2005       $ 5.28   $ 4.68   $ 5.16   $ 4.63   $ 4.96   $ 4.54
--------------------------------------------------------------------------------
                2010         5.19     4.61     5.08     4.57     4.90     4.49
--------------------------------------------------------------------------------
                2015         5.11     4.55     5.01     4.51     4.84     4.43
--------------------------------------------------------------------------------
                2020         5.03     4.49     4.94     4.45     4.78     4.39
--------------------------------------------------------------------------------
                2025         4.95     4.43     4.87     4.40     4.73     4.34
--------------------------------------------------------------------------------
                2030         4.88     4.38     4.81     4.35     4.68     4.30
--------------------------------------------------------------------------------
70              2005         6.15     5.37     5.88     5.26     5.49     5.07
--------------------------------------------------------------------------------
                2010         6.03     5.28     5.79     5.18     5.42     5.00
--------------------------------------------------------------------------------
                2015         5.92     5.19     5.70     5.10     5.36     4.94
--------------------------------------------------------------------------------
                2020         5.81     5.10     5.61     5.03     5.30     4.88
--------------------------------------------------------------------------------
                2025         5.71     5.03     5.53     4.96     5.24     4.83
--------------------------------------------------------------------------------
                2030         5.61     4.95     5.45     4.89     5.18     4.77
--------------------------------------------------------------------------------
75              2005         7.30     6.36     6.74     6.09     6.01     5.67
--------------------------------------------------------------------------------
                2010         7.14     6.23     6.63     5.99     5.95     5.60
--------------------------------------------------------------------------------
                2015         6.99     6.10     6.52     5.89     5.90     5.54
--------------------------------------------------------------------------------
                2020         6.84     5.99     6.42     5.79     5.84     5.47
--------------------------------------------------------------------------------
                2025         6.71     5.88     6.32     5.71     5.78     5.41
--------------------------------------------------------------------------------
                2030         6.58     5.78     6.23     5.62     5.73     5.35
--------------------------------------------------------------------------------
85              2005        10.68     9.65     8.52     8.14     6.73     6.64
--------------------------------------------------------------------------------
                2010        10.45     9.41     8.44     8.04     6.72     6.62
--------------------------------------------------------------------------------
                2015        10.22     9.19     8.36     7.93     6.70     6.59
--------------------------------------------------------------------------------
                2020        10.00     8.98     8.27     7.83     6.68     6.57
--------------------------------------------------------------------------------
                2025         9.79     8.78     8.19     7.74     6.67     6.54
--------------------------------------------------------------------------------
                2030         9.60     8.59     8.11     7.64     6.65     6.52
--------------------------------------------------------------------------------

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

--------------------------------------------------------------------------------
10 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

REVENUES RECEIVED DURING CALENDAR YEAR 2005

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.

-------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                      $8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                    6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                     6,167,159.08
American Century(R) Variable Portfolios, Inc.                                 5,916,210.77
Goldman Sachs Variable Insurance Trust                                        5,908,269.00
AIM Variable Insurance Funds                                                  4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                         4,105,185.33
Putnam Variable Trust                                                         2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                           2,814,229.09
Credit Suisse Trust                                                           1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                    1,785,045.10
Janus Aspen Series                                                              973,913.25
Evergreen Variable Annuity Trust                                                950,086.78
Oppenheimer Variable Account Funds                                              940,501.39
Third Avenue Variable Series Trust                                              930,151.06
Royce Capital Fund                                                              909,404.51
Lazard Retirement Series, Inc.                                                  866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.      766,423.33
Pioneer Variable Contracts Trust                                                367,921.93
Calvert Variable Series, Inc.                                                   166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund                 40,580.81
STI Classic Variable Trust                                                       25,316.37
Premier VIT                                                                      20,167.99
Baron Capital Funds Trust                                                         7,180.35
J.P. Morgan Series Trust II                                                       4,344.49
-------------------------------------------------------------------------------------------

If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), independent registered public accounting firm, as stated in their report appearing herein.

FINANCIAL INFORMATION


Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account (which includes RiverSource(SM) Single Premium Variable Life, RiverSource Succession Select(SM) Variable Life Insurance, RiverSource(SM) Variable Universal Life, RiverSource(SM) Variable Universal Life III and RiverSource(SM) Variable Universal Life IV/ RiverSource(SM) Variable Universal Life IV - Estate Series) at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 11
--------------------------------------------------------------------------------

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


THE BOARD OF DIRECTORS


IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 81 segregated asset subaccounts of IDS Life Variable Life Separate Account, referred to in Note 1, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life Variable Life Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life Variable Life Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 81 segregated asset subaccounts of IDS Life Variable Life Separate Account, referred to in
Note 1, at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota
March 31, 2006

--------------------------------------------------------------------------------
12 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                          ----------------------------------------------------------------------
                                                           AIM VI CAP    AIM VI CAP     AIM VI CAP    AIM VI CAP   AIM VI CORE
DECEMBER 31, 2005                                         APPR, SER I   APPR, SER II    DEV, SER I   DEV, SER II    EQ, SER I
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                              $22,910,982   $  7,578,073   $13,501,474   $ 3,193,534   $283,574,350
Dividends receivable                                               --             --            --            --             --
Accounts receivable from IDS Life for contract purchase
  payments                                                    126,505         19,945        51,998         2,907         20,750
Receivable for share redemptions                                   --             --            --            --             --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                               23,037,487      7,598,018    13,553,472     3,196,441    283,595,100
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                              17,154          5,559        10,232         2,353        214,203
   Minimum death benefit guarantee risk charge                     --             --            --            --             --
   Contract terminations                                           --             --            --            --             --
Payable for investments purchased                             126,505         19,945        51,998         2,907         20,750
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             143,659         25,504        62,230         5,260        234,953
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                     22,893,828      7,572,514    13,491,242     3,191,181    283,360,147
Net assets applicable to seed money                                --             --            --            --             --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $22,893,828   $  7,572,514   $13,491,242   $ 3,191,181   $283,360,147
================================================================================================================================
(1) Investment shares                                         928,322        310,195       839,122       200,599     12,092,723
(2) Investments, at cost                                  $20,454,767   $  6,728,632   $10,272,912   $ 2,768,925   $288,144,069
--------------------------------------------------------------------------------------------------------------------------------


                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------
                                                                          AIM VI                      AB VPS       AB VPS
                                                          AIM VI DYN,   FIN SERV,   AIM VI TECH,    GRO & INC,    INTL VAL,
DECEMBER 31, 2005 (CONTINUED)                                SER I        SER I         SER I          CL B        CL B
-----------------------------------------------------------------------------------------------------------------------------
ASSETSS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                              $   718,025   $697,674    $    939,963   $13,436,601   $23,021,292
Dividends receivable                                               --         --              --            --            --
Accounts receivable from IDS Life for contract purchase
   payments                                                       384        636           2,698        31,997       256,144
Receivable for share redemptions                                   --         --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                  718,409    698,310         942,661    13,468,598    23,277,436
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                                 539        517             703         9,873        16,619
   Minimum death benefit guarantee risk charge                     --         --              --            --            --
   Contract terminations                                           --         --              --            --            --
Payable for investments purchased                                 384        636           2,698        31,997       256,144
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 923      1,153           3,401        41,870       272,763
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                        717,486    697,157         939,260    13,426,728    23,004,673
Net assets applicable to seed money                                --         --              --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $   717,486   $697,157    $    939,260   $13,426,728   $23,004,673
=============================================================================================================================
(1) Investment shares                                          48,614     45,689          74,071       545,095     1,216,770
(2) Investments, at cost                                  $   596,255   $627,741    $    843,554   $12,392,380   $19,204,618
-----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 13
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------
                                                          AC VP INTL,   AC VP INTL,    AC VP VAL,     AC VP VAL,   CALVERT VS
DECEMBER 31, 2005 (CONTINUED)                                 CL I          CL II         CL I          CL II      SOCIAL BAL
------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                              $29,400,486   $ 5,953,918   $123,385,731   $17,834,717   $8,296,769
Dividends receivable                                               --            --             --            --           --
Accounts receivable from IDS Life for contract purchase
   payments                                                    52,271        16,909         56,826            --       11,611
Receivable for share redemptions                                   --            --             --       259,212           --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                               29,452,757     5,970,827    123,442,557    18,093,929    8,308,380
==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                              22,014         4,374         92,471        13,377        6,076
   Minimum death benefit guarantee risk charge                     --            --             --            --           --
   Contract terminations                                           --            --             --       259,212           --
Payable for investments purchased                              52,271        16,909         56,826            --       11,611
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              74,285        21,283        149,297       272,589       17,687
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                     29,378,472     5,949,544    123,293,260    17,821,340    8,290,693
Net assets applicable to seed money                                --            --             --            --           --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $29,378,472   $ 5,949,544   $123,293,260   $17,821,340   $8,290,693
==============================================================================================================================
(1) Investment shares                                       3,572,356       724,321     15,047,040     2,177,621    4,270,082
(2) Investments, at cost                                  $23,149,087   $ 4,955,001   $106,645,748   $17,073,876   $7,591,285
------------------------------------------------------------------------------------------------------------------------------

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                          -----------------------------------------------------------------------
                                                                                                         EG VA        FID VIP
                                                          COL HI YIELD,   CS MID-CAP    CS SM CAP     FUNDAMENTAL    GRO & INC,
DECEMBER 31, 2005 (CONTINUED)                                VS CL B         GRO           GRO       LG CAP, CL 2     SERV CL
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                $ 31,343      $4,053,671   $20,591,560   $  2,429,394   $111,539,286
Dividends receivable                                              --              --            --             --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                       10          13,036        44,748          4,574             --
Receivable for share redemptions                                  --              --            --             --          7,621
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  31,353       4,066,707    20,636,308      2,433,968    111,546,907
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                                 14           3,037        15,566          1,758         83,569
   Minimum death benefit guarantee risk charge                    --              --            --             --             --
   Contract terminations                                          --              --            --             --          7,621
Payable for investments purchased                                 10          13,036        44,748          4,574             --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 24          16,073        60,314          6,332         91,190
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                        31,329       4,050,634    20,575,994      2,427,636    111,455,717
Net assets applicable to seed money                               --              --            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 31,329      $4,050,634   $20,575,994   $  2,427,636   $111,455,717
=================================================================================================================================
(1) Investment shares                                          3,202         307,329     1,382,912        136,253      7,608,410
(2) Investments, at cost                                    $ 31,161      $3,336,224   $23,695,549   $  2,253,881   $ 94,645,574
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                           GRO & INC,       MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,
DECEMBER 31, 2005 (CONTINUED)                              SERV CL 2        SERV CL       SERV CL 2       SERV CL       SERV CL 2
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                              $ 26,394,862   $226,925,726   $ 45,751,765   $ 45,773,778   $ 12,416,091
Dividends receivable                                                --             --             --             --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                     20,854             --         77,630             --         12,325
Receivable for share redemptions                                    --         56,734             --          2,299             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                26,415,716    226,982,460     45,829,395     45,776,077     12,428,416
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                               19,574        170,109         33,751         34,072          9,143
   Minimum death benefit guarantee risk charge                      --             --             --             --             --
   Contract terminations                                            --         56,734             --          2,299             --
Payable for investments purchased                               20,854             --         77,630             --         12,325
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               40,428        226,843        111,381         36,371         21,468
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                      26,375,288    226,755,617     45,718,014     45,739,706     12,406,948
Net assets applicable to seed money                                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $ 26,375,288   $226,755,617   $ 45,718,014   $ 45,739,706   $ 12,406,948
===================================================================================================================================
(1) Investment shares                                        1,816,577      6,492,868      1,319,636      2,230,691        607,441
(2) Investments, at cost                                  $ 23,712,636   $141,769,440   $ 35,960,529   $ 33,764,642   $  9,848,206
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                          FTVIPT FRANK   FTVIPT FRANK       FTVIPT         FTVIPT         GS VIT
                                                            REAL EST,     SM CAP VAL,   MUTUAL SHARES     TEMP FOR     STRUCTD SM
DECEMBER 31, 2005 (CONTINUED)                                 CL 2           CL 2         SEC, CL 2      SEC, CL 2        CAP EQ
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                              $108,215,212   $ 46,409,057    $ 6,696,448    $ 69,749,632   $ 12,690,577
Dividends receivable                                                --             --             --              --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                    196,232         84,840         13,099          35,711          2,195
Receivable for share redemptions                                    --             --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               108,411,444     46,493,897      6,709,547      69,785,343     12,692,772
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                               80,432         34,573          4,887          51,769          9,547
   Minimum death benefit guarantee risk charge                      --             --             --              --             --
   Contract terminations                                            --             --             --              --             --
Payable for investments purchased                              196,232         84,840         13,099          35,711          2,195
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              276,664        119,413         17,986          87,480         11,742
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                     108,134,780     46,374,484      6,691,561      69,697,863     12,681,030
Net assets applicable to seed money                                 --             --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $108,134,780   $ 46,374,484    $ 6,691,561    $ 69,697,863   $ 12,681,030
====================================================================================================================================
(1) Investment shares                                        3,373,292      2,764,089        368,544       4,465,405        911,025
(2) Investments, at cost                                  $ 78,543,419   $ 35,428,562    $ 5,892,755    $ 56,466,930   $ 10,711,522
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 15
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                                              GS VIT      JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                                         GS VIT STRUCTD      MID CAP     GLOBAL TECH,     INTL GRO,    MID CAP GRO,
DECEMBER 31, 2005 (CONTINUED)                               U.S. EQ            VAL           SERV           SERV           SERV
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                              $ 71,248,886    $154,444,825   $  8,653,049   $ 46,855,320   $ 11,775,561
Dividends receivable                                                --              --             --             --             --
Accounts receivable from IDS Life for contract
   purchase payments                                           186,528         145,794        106,855         23,060             --
Receivable for share redemptions                                    --              --             --             --            943
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                71,435,414     154,590,619      8,759,904     46,878,380     11,776,504
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                               52,672         114,982          6,433         34,645          8,843
   Minimum death benefit guarantee risk charge                      --              --             --             --             --
   Contract terminations                                            --              --             --             --            943
Payable for investments purchased                              186,528         145,794        106,855         23,060             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              239,200         260,776        113,288         57,705          9,786
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                      71,196,214     154,329,843      8,646,616     46,820,675     11,766,718
Net assets applicable to seed money                                 --              --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $ 71,196,214    $154,329,843   $  8,646,616   $ 46,820,675   $ 11,766,718
====================================================================================================================================
(1) Investment shares                                        5,426,419       9,944,934      2,185,113      1,332,252        414,486
(2) Investments, at cost                                  $ 62,232,977    $134,815,576   $  9,872,234   $ 33,003,033   $ 10,973,039
------------------------------------------------------------------------------------------------------------------------------------


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                     LAZARD RETIRE     MFS INV GRO    MFS NEW DIS,   MFS UTILITIES,    OPPEN GLOBAL
DECEMBER 31, 2005 (CONTINUED)                           INTL EQ      STOCK, SERV CL     SERV CL         SERV CL        SEC VA, SERV
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                         $ 46,229,769     $ 35,425,580    $ 26,906,423     $ 3,110,096      $ 77,639
Dividends receivable                                           --               --              --              --            --
Accounts receivable from IDS Life for contract
   purchase payments                                       54,845               --              --           8,302            62
Receivable for share redemptions                               --          268,830          39,537              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                           46,284,614       35,694,410      26,945,960       3,118,398        77,701
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                          34,516           26,656          20,423           2,276            42
   Minimum death benefit guarantee risk charge                 --               --              --              --            --
   Contract terminations                                       --          268,830          39,537              --            --
Payable for investments purchased                          54,845               --              --           8,302            62
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          89,361          295,486          59,960          10,578           104
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
   in accumulation period                              46,195,253       35,398,924      26,886,000       3,107,820        77,597
Net assets applicable to seed money                            --               --              --              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $ 46,195,253     $ 35,398,924    $ 26,886,000     $ 3,107,820      $ 77,597
====================================================================================================================================
(1) Investment shares                                   3,603,256        3,644,607       1,741,516         132,007         2,341
(2) Investments, at cost                             $ 36,635,209     $ 33,128,562    $ 23,519,381     $ 2,672,728      $ 75,718
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                          OPPEN MAIN ST        OPPEN         PIONEER     PIONEER     PUT VT HEALTH
                                                              SM CAP      STRATEGIC BOND     EQ INC       EUROPE       SCIENCES,
DECEMBER 31, 2005 (CONTINUED)                                VA, SERV        VA, SERV      VCT, CL II   VCT, CL II       CL IB
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                                $ 77,316         $ 268,335     $3,823,566   $  329,264    $ 1,829,199
Dividends receivable                                              --                --             --           --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                      134             1,117          7,322           --          1,621
Receivable for share redemptions                                  --                --             --          107             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  77,450           269,452      3,830,888      329,371      1,830,820
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                                 38               135          2,821          240          1,339
   Minimum death benefit guarantee risk charge                    --                --             --           --             --
   Contract terminations                                          --                --             --          107             --
Payable for investments purchased                                134             1,117          7,322           --          1,621
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                172             1,252         10,143          347          2,960
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                        77,278           268,200      3,820,745      329,024      1,827,860
Net assets applicable to seed money                               --                --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 77,278         $ 268,200     $3,820,745   $  329,024    $ 1,827,860
===================================================================================================================================
(1) Investment shares                                          4,532            51,702        178,922       29,399        137,845
(2) Investments, at cost                                    $ 76,357         $ 266,743     $3,554,541   $  295,769    $ 1,581,313
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
                                                            PUT VT        PUT VT          PUT VT         PUT VT         PUT VT
                                                           HI YIELD,     INTL EQ,     INTL NEW OPP,     NEW OPP,        VISTA,
DECEMBER 31, 2005 (CONTINUED)                                CL IB        CL IB           CL IB          CL IA          CL IB
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                             $ 18,187,391  $  3,330,064    $ 15,859,507   $203,961,197   $ 13,346,779
Dividends receivable                                               --            --              --             --             --
Accounts receivable from IDS Life for contract purchase
   payments                                                    38,385            95              --             --             --
Receivable for share redemptions                                   --            --             772          2,483         40,577
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                               18,225,776     3,330,159      15,860,279    203,963,680     13,387,356
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                              13,409         2,466          11,914        154,310         10,172
   Minimum death benefit guarantee risk charge                     --            --              --             --             --
   Contract terminations                                           --            --             772          2,483         40,577
Payable for investments purchased                              38,385            95              --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              51,794         2,561          12,686        156,793         50,749
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
   accumulation period                                     18,173,982     3,327,598      15,847,593    203,806,887     13,336,607
Net assets applicable to seed money                                --            --              --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $ 18,173,982  $  3,327,598    $ 15,847,593   $203,806,887   $ 13,336,607
==================================================================================================================================
(1) Investment shares                                       2,386,797       204,801       1,081,822     10,883,735        957,445
(2) Investments, at cost                                 $ 18,183,761  $  2,676,009    $ 12,215,898   $269,796,746   $ 11,854,347
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 17
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             RVS VP       RVS VP             RVS VP        RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                                 BAL        CASH MGMT          CORE BOND     DIV BOND     DIV EQ INC
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                              $335,210,346  $ 78,147,495      $     82,211  $143,881,387  $264,604,848
Dividends receivable                                                --       226,891               140       466,144            --
Accounts receivable from IDS Life for contract
  purchase payments                                                 --            --                --       392,244       586,535
Receivable for share redemptions                                    --            --                --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                               335,210,346    78,374,386            82,351   144,739,775   265,191,383
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                              244,758        57,206                32       105,163       192,379
   Minimum death benefit guarantee risk charge                   1,635           114                --           307            --
   Contract terminations                                        25,249       927,351                --            --            --
Payable for investments purchased                                   --            --                --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              271,642       984,671                32       105,470       192,379
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      334,938,704    77,389,715            81,327   144,634,305   264,999,004
Net assets applicable to seed money                                 --            --               992            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $334,938,704  $ 77,389,715      $     82,319  $144,634,305  $264,999,004
===================================================================================================================================
(1) Investment shares                                       22,621,938    78,175,426             8,342    13,734,655    18,997,431
(2) Investments, at cost                                  $318,936,416  $ 78,147,460      $     82,147  $144,194,007  $222,878,234
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                                           RVS VP          RVS VP                         RVS VP
                                                             RVS VP        GLOBAL     GLOBAL INFLATION     RVS VP        HI YIELD
DECEMBER 31, 2005 (CONTINUED)                               EMER MKTS       BOND          PROT SEC           GRO           BOND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                               $31,559,923  $ 34,248,732    $       71,653   $65,648,489   $72,989,495
Dividends receivable                                                --        60,867                19            --       299,221
Accounts receivable from IDS Life for contract purchase
  payments                                                      69,981       123,229                --       626,216       197,193
Receivable for share redemptions                                    --            --                --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                31,629,904    34,432,828            71,672    66,274,705    73,485,909
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                               22,704        25,138                38        46,862        54,019
   Minimum death benefit guarantee risk charge                      --            --                --            --            --
   Contract terminations                                            --            --                --            --            --
Payable for investments purchased                                   --            --                --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               22,704        25,138                38        46,862        54,019
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                       31,607,200    34,407,690            70,632    66,227,843    73,431,890
Net assets applicable to seed money                                 --            --             1,002            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $31,607,200  $ 34,407,690    $       71,634   $66,227,843   $73,431,890
===================================================================================================================================
(1) Investment shares                                        2,147,867     3,244,913             7,239     9,639,073    10,959,988
(2) Investments, at cost                                   $24,617,125  $ 34,908,223    $       71,184   $61,780,625   $70,756,578
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                              RVS VP        RVS VP         RVS VP         RVS VP          RVS VP
DECEMBER 31, 2005 (CONTINUED)                                INC OPP       INTL OPP       LG CAP EQ     LG CAP VAL      MID CAP GRO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                              $     24,183   $218,314,785   $511,825,355   $      8,043    $  5,301,500
Dividends receivable                                                99             --             --             --              --
Accounts receivable from IDS Life for contract
  purchase payments                                                 36             --             --             --           1,651
Receivable for share redemptions                                    --             --             --             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    24,318    218,314,785    511,825,355          8,043       5,303,151
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                                   14        161,710        378,776              4           3,898
   Minimum death benefit guarantee risk charge                      --             --            566             --              --
   Contract terminations                                            --         28,258        120,259             --              --
Payable for investments purchased                                   --             --             --             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   14        189,968        499,601              4           3,898
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           23,301    218,124,817    511,325,754          7,988       5,299,253
Net assets applicable to seed money                              1,003             --             --             51              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $     24,304   $218,124,817   $511,325,754   $      8,039    $  5,299,253
====================================================================================================================================
(1) Investment shares                                            2,373     20,169,529     23,282,114            736         433,127
(2) Investments, at cost                                  $     24,182   $171,638,290   $460,118,095   $      8,096    $  4,701,374
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                              RVS VP        RVS VP         RVS VP         RVS VP         RVS VP
DECEMBER 31, 2005 (CONTINUED)                              MID CAP VAL     NEW DIM         S&P 500      SELECT VAL   SHORT DURATION
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                              $    117,440   $122,525,840   $ 58,701,389   $     10,086   $  46,310,803
Dividends receivable                                                --             --             --             --         125,823
Accounts receivable from IDS Life for contract
  purchase payments                                                103         11,929         27,743             --         114,621
Receivable for share redemptions                                    --             --             --             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   117,543    122,537,769     58,729,132         10,086      46,551,247
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                                   51         91,825         43,362              7          33,942
   Minimum death benefit guarantee risk charge                      --             --             --             --             221
   Contract terminations                                            --             --             --             --              --
Payable for investments purchased                                   --             --             --             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   51         91,825         43,362              7          34,163
Net assets applicable to Variable Life contracts in
  accumulation period                                          117,440    122,445,944     58,685,770         10,030      46,517,084
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to seed money                                 52             --             --             49              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $    117,492   $122,445,944   $ 58,685,770   $     10,079   $  46,517,084
====================================================================================================================================
(1) Investment shares                                            9,868      7,763,399      6,922,763            913       4,569,836
(2) Investments, at cost                                  $    116,242   $124,792,562   $ 51,533,279   $     10,202   $  47,393,162
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 19
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             RVS VP         RVS VP        RVS VP           ROYCE       THIRD AVE
DECEMBER 31, 2005 (CONTINUED)                              SM CAP ADV     SM CAP VAL   STRATEGY AGGR     MICRO-CAP        VAL
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                              $ 32,195,781   $ 12,683,979   $  8,113,090   $107,775,914   $142,540,260
Dividends receivable                                                --             --             --             --             --
Accounts receivable from IDS Life for contract
  purchase payments                                                 --             --          3,651             --             --
Receivable for share redemptions                                    --             --             --         74,166        158,369
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                32,195,781     12,683,979      8,116,741    107,850,080    142,698,629
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                               23,911          9,244          6,034         81,136        107,057
   Minimum death benefit guarantee risk charge                      --             --             --             --             --
   Contract terminations                                         9,580        288,663             --         74,166        158,369
Payable for investments purchased                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               33,491        297,907          6,034        155,302        265,426
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                       32,162,290     12,386,072      8,110,707    107,694,778    142,433,203
Net assets applicable to seed money                                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $ 32,162,290   $ 12,386,072   $  8,110,707   $107,694,778   $142,433,203
===================================================================================================================================
(1) Investment shares                                        2,409,820        918,518        929,528      8,574,058      5,200,301
(2) Investments, at cost                                  $ 29,047,069   $ 12,164,010   $  8,434,661   $ 82,060,885   $ 95,220,991
-----------------------------------------------------------------------------------------------------------------------------------


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             WANGER         WANGER       WF ADV VT      WF ADV VT      WF ADV VT
DECEMBER 31, 2005 (CONTINUED)                              INTL SM CAP    U.S. SM CO    ASSET ALLOC     INTL CORE         OPP
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value(1),(2)                              $ 98,974,992   $129,682,937   $  2,847,838   $    903,580   $  2,687,212
Dividends receivable                                                --             --             --             --             --
Accounts receivable from IDS Life for contract
  purchase payments                                             80,015             86          3,110             --          1,957
Receivable for share redemptions                                    --             --             --          1,056             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                99,055,007    129,683,023      2,850,948        904,636      2,689,169
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                               72,764         96,615          2,057            678          1,991
   Minimum death benefit guarantee risk charge                      --             --             --             --             --
   Contract terminations                                            --             --             --          1,056             --
Payable for investments purchased                               80,015             86          3,110             --          1,957
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              152,779         96,701          5,167          1,734          3,948
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                       98,902,228    129,586,322      2,845,781        902,902      2,685,221
Net assets applicable to seed money                                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                          $ 98,902,228   $129,586,322   $  2,845,781   $    902,902   $  2,685,221
===================================================================================================================================
(1) Investment shares                                        3,231,309      3,715,843        218,225        104,339        110,950
(2) Investments, at cost                                  $ 69,033,445   $ 94,956,326   $  2,735,582   $    815,418   $  2,202,325
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES


                                                                       SEGREGATED ASSET
                                                                          SUBACCOUNT
                                                                       ----------------
                                                                           WF ADV VT
DECEMBER 31, 2005 (CONTINUED)                                             SM CAP GRO
---------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------
Investments, at value(1),(2)                                                $2,110,505
Dividends receivable                                                                --
Accounts receivable from IDS Life for contract purchase payments                 3,003
Receivable for share redemptions                                                    --
---------------------------------------------------------------------------------------
Total assets                                                                 2,113,508
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------
Payable to IDS Life for:
   Mortality and expense risk fee                                                1,541
   Minimum death benefit guarantee risk charge                                      --
   Contract terminations                                                            --
Payable for investments purchased                                                3,003
---------------------------------------------------------------------------------------
Total liabilities                                                                4,544
---------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period      2,108,964
Net assets applicable to seed money                                                 --
---------------------------------------------------------------------------------------
Total net assets                                                            $2,108,964
=======================================================================================
(1) Investment shares                                                          253,058
(2) Investments, at cost                                                    $1,822,556
---------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 21
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                            AIM VI CAP     AIM VI CAP     AIM VI CAP    AIM VI CAP     AIM VI CORE
YEAR ENDED DECEMBER 31, 2005                                APPR, SER I   APPR, SER II    DEV, SER I    DEV, SER II     EQ, SER I
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                             $    13,861   $         --   $        --    $       --    $  4,251,550
Variable account expenses                                       177,233         47,710       117,834        20,385       2,651,920
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (163,372)       (47,710)     (117,834)      (20,385)      1,599,630
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        1,634,637        217,315     2,188,592        92,629      50,019,275
   Cost of investments sold                                   1,537,051        203,068     1,754,450        82,170      52,320,301
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 97,586         14,247       434,142        10,459      (2,301,026)
Distributions from capital gains                                     --             --            --            --              --
Net change in unrealized appreciation or depreciation
  of investments                                              1,788,777        554,561       800,336       242,753      12,800,164
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,886,363        568,808     1,234,478       253,212      10,499,138
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           $ 1,722,991   $    521,098   $ 1,116,644    $  232,827    $ 12,098,768
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ----------------------------------------------------------------------
                                                                             AIM VI                      AB VPS           AB VPS
                                                             AIM VI DYN,    FIN SERV,    AIM VI TECH,   GRO & INC,       INTL VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        SER I         SER I          SER I         CL B            CL B
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                             $        --   $      8,971   $         --  $    116,990    $   64,592
Variable account expenses                                         5,130          4,909          6,954        86,599       127,229
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,130)         4,062         (6,954)       30,391       (62,637)
==================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           52,777         92,154        103,662       138,343         5,882
   Cost of investments sold                                      45,121         85,283         97,897       129,041         4,909
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  7,656          6,871          5,765         9,302           973
Distributions from capital gains                                     --             --             --            --       210,300
Net change in unrealized appreciation or depreciation of
  investments                                                    55,658         23,377         21,274       410,684     2,433,699
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   63,314         30,248         27,039       419,986     2,644,972
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                $    58,184   $     34,310   $     20,085  $    450,377    $2,582,335
==================================================================================================================================


                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                            AC VP INTL,    AC VP INTL,    AC VP VAL,    AC VP VAL,     CALVERT VS
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       CL I          CL II           CL I          CL II       SOCIAL BAL
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                             $   280,910   $     35,342   $   949,486   $     76,382    $   145,444
Variable account expenses                                       230,396         38,257     1,032,525        121,329         64,048
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  50,514         (2,915)      (83,039)       (44,947)        81,396
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                        1,315,029        199,567     3,165,331        358,731        649,233
   Cost of investments sold                                   1,124,578        178,737     2,781,581        344,693        599,678
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                190,451         20,830       383,750         14,038         49,555
Distributions from capital gains                                     --             --    10,985,835      1,070,931             --
Net change in unrealized appreciation or depreciation of
  investments                                                 2,941,657        579,616    (6,352,459)      (369,358)       212,393
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                3,132,108        600,446     5,017,126        715,611        261,948
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                $ 3,182,622   $    597,531   $ 4,934,087   $    670,664    $   343,344
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                                                                          EG VA       FID VIP
                                                           COL HI YIELD,   CS MID-CAP     CS SM CAP     FUNDAMENTAL  GRO & INC,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                   VS CL B(1)       GRO           GRO        LG CAP, CL 2    SERV CL
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
Dividend income                                                   $   --    $       --     $       --     $  16,335  $ 1,485,775
Variable account expenses                                             23        36,518        198,678        13,761      954,096
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (23)      (36,518)      (198,678)        2,574      531,679
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
---------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                               351       824,571      3,838,791       104,572    9,360,119
   Cost of investments sold                                          352       706,357      4,432,634        97,123    8,458,007
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      (1)      118,214       (593,843)        7,449      902,112
Distributions from capital gains                                      --            --             --            --           --
Net change in unrealized appreciation or depreciation of
   investments                                                       182       152,976        (66,915)      109,422    5,502,267
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       181       271,190       (660,758)      116,871    6,404,379
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     $  158    $  234,672     $ (859,436)    $ 119,445  $ 6,936,058
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                              FID VIP        FID VIP       FID VIP        FID VIP      FID VIP
                                                             GRO & INC,     MID CAP,       MID CAP,      OVERSEAS,    OVERSEAS,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     SERV CL 2       SERV CL      SERV CL 2       SERV CL     SERV CL 2
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
Dividend income                                              $   227,669  $  2,999,324    $   407,674  $    198,067  $    35,791
Variable account expenses                                        188,901     1,770,323        293,342       336,111       79,595
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   38,768     1,229,001        114,332      (138,044)     (43,804)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
---------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           510,916     2,930,398         32,173     1,558,847      232,465
   Cost of investments sold                                      478,367     1,983,389         25,630     1,317,568      209,613
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  32,549       947,009          6,543       241,279       22,852
Distributions from capital gains                                      --            --             --       178,261       35,791
Net change in unrealized appreciation or depreciation of
   investments                                                 1,567,847    30,222,729      5,605,831     6,519,335    1,750,960
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 1,600,396    31,169,738      5,612,374     6,938,875    1,809,603
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                $ 1,639,164  $ 32,398,739    $ 5,726,706  $  6,800,831  $ 1,765,799
=================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
                                                            FTVIPT FRANK  FTVIPT FRANK     FTVIPT         FTVIPT       GS VIT
                                                             REAL EST,     SM CAP VAL,  MUTUAL SHARES    TEMP FOR     STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        CL 2          CL 2        SEC, CL 2     SEC, CL 2       CAP EQ
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
Dividend income                                             $  1,261,323   $   290,448     $   38,007   $   716,978  $    29,890
Variable account expenses                                        829,457       349,253         40,785       554,913      110,500
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  431,866       (58,805)        (2,778)      162,065      (80,610)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
---------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           976,911       594,722         40,446     1,556,885    1,581,348
   Cost of investments sold                                      714,831       457,604         36,615     1,314,633    1,248,819
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 262,080       137,118          3,831       242,252      332,529
Distributions from capital gains                               5,425,362       234,943         14,237            --    1,106,680
Net change in unrealized appreciation or depreciation of
   investments                                                 5,183,246     2,838,979        471,162     5,404,740     (755,148)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                10,870,688     3,211,040        489,230     5,646,992      684,061
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               $ 11,302,554   $ 3,152,235     $  486,452   $ 5,809,057  $   603,451
=================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 23
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------------------
                                                                        GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                    GS VIT STRUCTD      MID CAP     GLOBAL TECH,    INTL GRO,     MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               U.S. EQ            VAL           SERV           SERV           SERV
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $    518,116    $    844,858   $         --   $    387,237   $         --
Variable account expenses                                 506,234       1,160,454         68,490        316,035        100,860
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            11,882        (315,596)       (68,490)        71,202       (100,860)
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   -- NET
-------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                    405,159         342,819      1,077,866      1,584,282      1,559,279
   Cost of investments sold                               360,507         282,099      1,417,774      1,353,422      1,601,332
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           44,652          60,720       (339,908)       230,860        (42,053)
Distributions from capital gains                               --      14,171,017             --             --             --
Net change in unrealized appreciation or
   depreciation of investments                          4,205,182         651,914      1,193,791      9,869,698      1,316,428
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          4,249,834      14,883,651        853,883     10,100,558      1,274,375
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $  4,261,716    $ 14,568,055   $    785,393   $ 10,171,760   $  1,173,515
===============================================================================================================================


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------------
                                                    LAZARD RETIRE    MFS INV GRO     MFS NEW DIS,   MFS UTILITIES,    OPPEN GLOBAL
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)             INTL EQ      STOCK, SERV CL     SERV CL          SERV CL      SEC VA, SERV(1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividend income                                     $    387,981     $    44,854     $        --     $     7,353       $       --
Variable account expenses                                345,495         290,819         238,460          16,901               65
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           42,486        (245,965)       (238,460)         (9,548)             (65)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   -- NET
------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                 1,023,744       1,764,028       4,469,685          48,049               55
   Cost of investments sold                              846,066       1,709,174       4,190,139          40,718               54
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         177,678          54,854         279,546           7,331                1
Distributions from capital gains                         590,809              --              --              --               --
Net change in unrealized appreciation or
   depreciation of investments                         3,334,237       1,380,888         971,779         274,555            1,921
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         4,102,724       1,435,742       1,251,325         281,886            1,922
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                  $  4,145,210     $ 1,189,777     $ 1,012,865     $   272,338       $    1,857
====================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                     OPPEN MAIN ST       OPPEN         PIONEER      PIONEER     PUT VT HEALTH
                                                        SM CAP       STRATEGIC BOND     EQ INC       EUROPE       SCIENCES,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)            VA, SERV(1)     VA, SERV(1)     VCT, CL II   VCT, CL II      CL IB
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividend income                                       $        --      $      --      $   63,399   $     973      $     655
Variable account expenses                                      61            191          24,487       1,939         12,149
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (61)          (191)         38,912        (966)       (11,494)
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   -- NET
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                      2,774            844          91,504      28,266         79,855
   Cost of investments sold                                 2,713            845          85,035      25,055         71,517
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               61             (1)          6,469       3,211          8,338
Distributions from capital gains                               --             --              --          --             --
Net change in unrealized appreciation or
   depreciation of investments                                959          1,592          86,513      15,409        163,506
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              1,020          1,591          92,982      18,620        171,844
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      $     959      $   1,400       $ 131,894   $  17,654      $ 160,350
=============================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------------------
                                                        PUT VT         PUT VT         PUT VT         PUT VT          PUT VT
                                                       HI YIELD,       INTL EQ,    INTL NEW OPP,     NEW OPP,        VISTA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                CL IB           CL IB         CL IB           CL IA          CL IB
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $  1,452,282   $     33,948   $     88,539    $    762,703   $          --
Variable account expenses                                 160,914         23,909        126,621       1,841,322         115,456
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         1,291,368         10,039        (38,082)     (1,078,619)       (115,456)
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   -- NET
--------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                  2,720,425        145,992      1,296,826      36,900,212       1,879,317
   Cost of investments sold                             2,740,894        123,106      1,096,499      53,274,909       1,812,257
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (20,469)        22,886        200,327     (16,374,697)         67,060
Distributions from capital gains                               --             --             --              --              --
Net change in unrealized appreciation or
   depreciation of investments                           (893,802)       290,077      2,136,749      35,089,024       1,417,202
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           (914,271)       312,963      2,337,076      18,714,327       1,484,262
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $    377,097   $    323,002   $  2,298,994    $ 17,635,708   $   1,368,806
================================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------
                                                        RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)               BAL         CASH MGMT     CORE BOND(1)     DIV BOND      DIV EQ INC
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $  8,942,102   $  2,027,476   $        216   $  4,928,506   $  3,223,358
Variable account expenses                               3,078,539        708,640             49      1,185,646      1,800,591
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         5,863,563      1,318,836            167      3,742,860      1,422,767
==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   -- NET
------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                 47,071,962     30,610,951          1,272      4,345,593      1,737,430
   Cost of investments sold                            43,992,361     30,610,947          1,280      4,309,183      1,455,913
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        3,079,601              4             (8)        36,410        281,517
Distributions from capital gains                       10,130,895             --             48             --      9,590,522
Net change in unrealized appreciation or
   depreciation of investments                         (9,049,004)           117             64     (2,189,148)    15,131,131
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          4,161,492            121            104     (2,152,738)    25,003,170
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $ 10,025,055   $  1,318,957   $        271   $  1,590,122   $ 26,425,937
==============================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------
                                                                       RVS VP          RVS VP                        RVS VP
                                                        RVS VP         GLOBAL     GLOBAL INFLATION     RVS VP       HI YIELD
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)            EMER MKTS         BOND         PROT SEC(1)        GRO           BOND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $    36,830    $ 1,121,945     $       300      $   168,511   $ 4,242,716
Variable account expenses                                173,551        262,639              54          381,601       591,325
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (136,721)       859,306             246         (213,090)    3,651,391
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   -- NET
-------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                   221,472        541,243             359        1,008,774     2,481,416
   Cost of investments sold                              183,859        533,926             359        1,001,861     2,388,217
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          37,613          7,317              --            6,913        93,199
Distributions from capital gains                       1,354,166        148,958              24               --            --
Net change in unrealized appreciation or
   depreciation of investments                         5,149,275     (2,723,991)            469        3,602,328    (1,676,178)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         6,541,054     (2,567,716)            493        3,609,241    (1,582,979)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $ 6,404,333    $(1,708,410)    $       739      $ 3,396,151   $ 2,068,412
===============================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 25
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------------
                                                        RVS VP         RVS VP       RVS VP         RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)            INC OPP(1)      INTL OPP     LG CAP EQ    LG CAP VAL(1)   MID CAP GRO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $       192    $ 2,852,592   $ 5,863,483     $      20     $        --
Variable account expenses                                     27      1,827,974     4,730,167             5          39,980
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              165      1,024,618     1,133,316            15         (39,980)
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   -- NET
----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       118     16,656,701    87,532,443           106         475,100
   Cost of investments sold                                  119     14,344,948    81,719,623           105         426,317
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (1)     2,311,753     5,812,820             1          48,783
Distributions from capital gains                              55             --            --            69         272,690
Net change in unrealized appreciation or
   depreciation of investments                                 1     21,861,713    19,215,911           (53)        167,426
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                55     24,173,466    25,028,731            17         488,899
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $       220    $25,198,084   $26,162,047     $      32     $   448,919
-===========================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                      RVS VP            RVS VP          RVS VP         RVS VP           RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)           MID CAP VAL(1)     NEW DIM        S&P 500      SELECT VAL(1)   SHORT DURATION
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Dividend income                                       $         86    $    796,223   $    756,476    $        17     $  1,347,250
Variable account expenses                                       68       1,218,185        485,245              9          412,736
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 18        (421,962)       271,231              8          934,514
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   -- NET
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         356      35,320,012      3,237,831             89        7,940,828
   Cost of investments sold                                    349      37,072,327      2,892,577             90        8,091,578
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 7      (1,752,315)       345,254             (1)        (150,750)
Distributions from capital gains                                73              --        142,806            110               --
Net change in unrealized appreciation or
   depreciation of investments                               1,198       1,943,713      1,291,038           (116)        (474,923)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,278         191,398      1,779,098             (7)        (625,673)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                    $      1,296    $   (230,564)  $  2,050,329    $         1     $    308,841
===================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                     --------------------------------------------------------------------------
                                                        RVS VP         RVS VP         RVS VP          ROYCE        THIRD AVE
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              SM CAP ADV     SM CAP VAL    STRATEGY AGGR     MICRO-CAP        VAL
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $         --   $     21,317   $      6,862    $    552,090   $  1,686,482
Variable account expenses                                 273,578         90,839         71,698         916,274      1,145,798
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (273,578)       (69,522)       (64,836)       (364,184)       540,684

-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   -- NET
-------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                  2,617,776        253,734      1,533,441      10,615,759      3,875,615
   Cost of investments sold                             2,137,089        234,331      1,738,496       8,689,188      2,709,016
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          480,687         19,403       (205,055)      1,926,571      1,166,599
Distributions from capital gains                        4,075,215        835,198             --       1,668,071      2,746,814
Net change in unrealized appreciation or
   depreciation of investments                         (3,009,775)      (159,162)       883,278       7,186,377     12,457,840
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          1,546,127        695,439        678,223      10,781,019     16,371,253
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $  1,272,549   $    625,917   $    613,387    $ 10,416,835   $ 16,911,937
===============================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS


                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     -------------------------------------------------------------------------
                                                         WANGER        WANGER        WF ADV VT     WF ADV VT      WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              INTL SM CAP     U.S. SM CO    ASSET ALLOC    INTL CORE         OPP
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Dividend income                                      $    673,497   $          --   $    46,331   $     16,134   $         --
Variable account expenses                                 680,370         963,377        18,658          6,407         21,071
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            (6,873)       (963,377)       27,673          9,727        (21,071)
==============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   -- NET
------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                    196,237         325,405       233,088         95,523        268,583
   Cost of investments sold                               150,320         246,639       223,257         86,550        230,027
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           45,917          78,766         9,831          8,973         38,556
Distributions from capital gains                               --              --        45,683         19,038             --
Net change in unrealized appreciation or
   depreciation of investments                         14,784,043      12,129,278        12,395         30,293        151,369
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         14,829,960      12,208,044        67,909         58,304        189,925
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $ 14,823,087   $  11,244,667   $    95,582   $     68,031   $    168,854
==============================================================================================================================

                                                                                            SEGREGATED ASSET
                                                                                               SUBACCOUNT
                                                                                            -----------------
                                                                                               WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                                       SM CAP GRO
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
Dividend income                                                                                 $     --
Variable account expenses                                                                         14,216
-------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                  (14,216)
=============================================================================================================

-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
-------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                                           111,783
   Cost of investments sold                                                                      102,037
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                   9,746
Distributions from capital gains                                                                      --
Net change in unrealized appreciation or depreciation of                                         125,940
   investments
-------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                   135,686
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from                                            $121,470
   operations
=============================================================================================================


(1)  For the period Aug. 30, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 27
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                    AIM VI CAP      AIM VI CAP       AIM VI CAP     AIM VI CAP      AIM VI CORE
YEAR ENDED DECEMBER 31, 2005                       APPR, SER I     APPR, SER II      DEV, SER I     DEV, SER II      EQ, SER I
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    $    (163,372)  $     (47,710)  $    (117,834)  $     (20,385)  $   1,599,630
Net realized gain (loss) on sales of investments          97,586          14,247         434,142          10,459      (2,301,026)
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
   depreciation of investments                         1,788,777         554,561         800,336         242,753      12,800,164
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     1,722,991         521,098       1,116,644         232,827      12,098,768
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                             2,593,552       2,437,116       1,359,581       1,039,090      29,375,092
Net transfers(1)                                       3,260,276       1,430,026        (822,598)        638,987     (40,252,659)
Transfers for policy loans                              (219,919)        (40,989)        (82,425)         (4,446)     (1,649,236)
Policy charges                                          (578,290)       (313,646)       (369,511)       (140,566)    (14,252,222)
Contract terminations:
   Surrender benefits                                   (698,825)        (80,151)       (568,990)        (53,188)    (17,348,532)
   Death benefits                                         (5,956)             --              --              --        (118,582)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         4,350,838       3,432,356        (483,943)      1,479,877     (44,246,139)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       16,819,999       3,619,060      12,858,541       1,478,477     315,507,518
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  22,893,828   $   7,572,514   $  13,491,242   $   3,191,181   $ 283,360,147
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                24,807,246       3,292,487      11,771,651       1,269,202     208,155,888
Contract purchase payments                             3,833,510       2,209,054       1,238,459         882,708      19,345,376
Net transfers(1)                                       4,949,813       1,305,917        (708,890)        545,998     (26,067,435)
Transfers for policy loans                              (323,602)        (37,719)        (75,810)         (3,934)     (1,085,057)
Policy charges                                          (939,768)       (293,771)       (346,675)       (119,212)     (9,744,610)
Contract terminations:
   Surrender benefits                                 (1,015,351)        (73,647)       (508,563)        (44,901)    (11,408,855)
   Death benefits                                         (8,005)             --              --              --         (77,772)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      31,303,843       6,402,321      11,370,172       2,529,861     179,117,535
=================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
                                                                      AIM VI                         AB VPS         AB VPS
                                                    AIM VI DYN,      FIN SERV,     AIM VI TECH,     GRO & INC,     INTL VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               SER I           SER I           SER I          CL B           CL B
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    $     (5,130)   $      4,062    $     (6,954)   $     30,391   $    (62,637)
Net realized gain (loss) on sales of investments          7,656           6,871           5,765           9,302            973
Distributions from capital gains                             --              --              --              --        210,300
Net change in unrealized appreciation or
   depreciation of investments                           55,658          23,377          21,274         410,684      2,433,699
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       58,184          34,310          20,085         450,377      2,582,335
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                              208,663         152,538         284,435       4,725,735      6,934,688
Net transfers(1)                                         29,175          86,662          35,961       2,769,133      6,712,056
Transfers for policy loans                               (1,200)         (1,077)         (3,621)        (52,725)       (77,635)
Policy charges                                          (35,107)        (27,330)        (47,285)       (570,546)      (779,929)
Contract terminations:
   Surrender benefits                                    (7,078)         (2,782)        (33,867)       (205,747)      (201,057)
   Death benefits                                            --              --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          194,453         208,011         235,623       6,665,850     12,588,123
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         464,849         454,836         683,552       6,310,501      7,834,215
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    717,486    $    697,157    $    939,260    $ 13,426,728   $ 23,004,673
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                  386,626         393,265         665,863       5,592,468      5,345,354
Contract purchase payments                              169,897         135,100         289,369       4,164,845      4,533,307
Net transfers(1)                                         22,496          73,658          36,993       2,452,341      4,406,729
Transfers for policy loans                                 (985)           (993)         (3,776)        (46,817)       (50,678)
Policy charges                                          (28,616)        (24,216)        (48,632)       (502,861)      (510,695)
Contract terminations:
   Surrender benefits                                    (5,574)         (2,511)        (36,245)       (180,960)      (132,920)
   Death benefits                                            --              --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        543,844         574,303         903,572      11,479,016     13,591,097
===============================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 29
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                         AC VP INTL,     AC VP INTL,     AC VP VAL,      AC VP VAL,      CALVERT VS
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    CL I           CL II            CL I            CL II        SOCIAL BAL
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         $     50,514    $    (2,915)   $     (83,039)   $    (44,947)   $    81,396
Net realized gain (loss) on sales of investments             190,451         20,830          383,750          14,038         49,555
Distributions from capital gains                                  --             --       10,985,835       1,070,931             --
Net change in unrealized appreciation or depreciation
   of investments                                          2,941,657        579,616       (6,352,459)       (369,358)       212,393
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              3,182,622        597,531        4,934,087         670,664        343,344
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 3,024,949      1,841,089       12,173,999       5,273,041      1,366,154
Net transfers(1)                                           1,088,724        742,472        9,458,819       3,666,635        902,950
Transfers for policy loans                                  (183,935)       (54,502)        (715,213)        (96,881)       (44,371)
Policy charges                                              (676,091)      (235,673)      (3,728,017)       (706,104)      (262,095)
Contract terminations:
   Surrender benefits                                       (872,913)       (64,359)      (5,266,566)       (268,161)      (281,007)
   Death benefits                                             (2,660)            --          (96,436)            (93)            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             2,378,074      2,229,027       11,826,586       7,868,437      1,681,631
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           23,817,776      3,122,986      106,532,587       9,282,239      6,265,718
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 29,378,472    $ 5,949,544    $ 123,293,260    $ 17,821,340    $ 8,290,693
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    33,764,740      2,749,097       73,576,336       7,470,438      6,330,422
Contract purchase payments                                 4,221,840      1,589,556        8,387,879       4,228,601      1,360,971
Net transfers(1)                                           1,631,584        642,286        6,736,201       2,995,868        900,866
Transfers for policy loans                                  (253,014)       (47,736)        (490,154)        (77,344)       (44,944)
Policy charges                                            (1,051,564)      (205,543)      (2,723,940)       (599,725)      (267,300)
Contract terminations:
   Surrender benefits                                     (1,203,834)       (55,736)      (3,616,367)       (215,203)      (280,169)
   Death benefits                                             (3,852)            --          (66,660)            (76)            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          37,105,900      4,671,924       81,803,295      13,802,559      7,999,846
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                                                                           EG VA         FID VIP
                                                        COL HI YIELD,    CS MID-CAP      CS SM CAP      FUNDAMENTAL     GRO & INC,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)               VS CL B(2)         GRO             GRO        LG CAP, CL 2      SERV CL
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $    (23)     $   (36,518)   $   (198,678)   $      2,574   $     531,679
Net realized gain (loss) on sales of investments                (1)         118,214        (593,843)          7,449         902,112
Distributions from capital gains                                --               --              --              --              --
Net change in unrealized appreciation or depreciation
   of investments                                              182          152,976         (66,915)        109,422       5,502,267
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  158          234,672        (859,436)        119,445       6,936,058
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                   6,807          448,820       2,548,169         793,988      12,557,742
Net transfers(1)                                            25,118         (505,234)     (3,701,942)        786,536      (4,873,314)
Transfers for policy loans                                      --          (54,859)       (154,822)         (7,547)       (587,654)
Policy charges                                                (704)        (135,536)       (758,458)        (94,783)     (3,191,341)
Contract terminations:
   Surrender benefits                                          (50)        (133,354)       (987,824)        (60,621)     (4,344,646)
   Death benefits                                               --           (4,095)           (647)             --         (79,181)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              31,171         (384,258)     (3,055,524)      1,417,573        (518,394)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 --        4,200,220      24,490,954         890,618     105,038,053
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 31,329      $ 4,050,634    $ 20,575,994    $  2,427,636   $ 111,455,717
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                          --        4,635,972      19,785,739         877,948     110,690,227
Contract purchase payments                                   6,781          493,320       2,135,399         754,036      13,265,212
Net transfers(1)                                            25,192         (546,935)     (3,057,919)        743,469      (4,691,454)
Transfers for policy loans                                      --          (58,861)       (129,048)         (7,317)       (621,593)
Policy charges                                                (708)        (154,195)       (674,955)        (90,281)     (3,759,895)
Contract terminations:
   Surrender benefits                                           --         (145,213)       (823,415)        (57,185)     (4,585,001)
   Death benefits                                               --           (4,674)           (508)             --         (83,085)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            31,265        4,219,414      17,235,293       2,220,670     110,214,411
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 31
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                           FID VIP        FID VIP         FID VIP         FID VIP         FID VIP
                                                         GRO & INC,       MID CAP,       MID CAP,        OVERSEAS,       OVERSEAS,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  SERV CL 2       SERV CL        SERV CL 2        SERV CL        SERV CL 2
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         $     38,768   $   1,229,001   $    114,332    $   (138,044)   $    (43,804)
Net realized gain (loss) on sales of investments              32,549         947,009          6,543         241,279          22,852
Distributions from capital gains                                  --              --             --         178,261          35,791
Net change in unrealized appreciation or depreciation
   of investments                                          1,567,847      30,222,729      5,605,831       6,519,335       1,750,960
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              1,639,164      32,398,739      5,726,706       6,800,831       1,765,799
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 9,021,363      19,779,737     13,074,432       4,436,787       3,653,311
Net transfers(1)                                           1,095,938      15,902,890      7,422,536       3,791,589       1,081,625
Transfers for policy loans                                  (117,562)     (1,781,912)      (192,874)       (318,677)        (32,736)
Policy charges                                            (1,222,578)     (5,511,153)    (1,696,728)       (938,075)       (441,865)
Contract terminations:
   Surrender benefits                                       (352,940)     (7,987,070)      (499,240)     (1,273,231)       (156,550)
   Death benefits                                                 --         (92,372)        (2,009)        (24,148)             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             8,424,221      20,310,120     18,106,117       5,674,245       4,103,785
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           16,311,903     174,046,758     21,885,191      33,264,630       6,537,364
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 26,375,288   $ 226,755,617   $ 45,718,014    $ 45,739,706    $ 12,406,948
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    14,322,197     101,848,406     15,143,456      38,347,067       5,356,031
Contract purchase payments                                 7,926,630      11,034,024      8,585,641       5,011,451       2,928,074
Net transfers(1)                                           1,017,100       9,034,485      4,890,017       4,246,345         862,102
Transfers for policy loans                                  (102,804)       (988,787)      (124,385)       (356,656)        (26,149)
Policy charges                                            (1,097,954)     (3,191,025)    (1,119,196)     (1,077,893)       (359,345)
Contract terminations:
   Surrender benefits                                       (308,407)     (4,417,814)      (327,945)     (1,423,991)       (125,915)
   Death benefits                                                 --         (49,550)        (1,292)        (26,157)             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          21,756,762     113,269,739     27,046,296      44,720,166       8,634,798
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                         FTVIPT FRANK    FTVIPT FRANK       FTVIPT         FTVIPT         GS VIT
                                                          REAL EST,       SM CAP VAL,   MUTUAL SHARES     TEMP FOR      STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     CL 2            CL 2           SEC, CL 2     SEC, CL 2       CAP EQ
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         $     431,866    $    (58,805)   $    (2,778)   $    162,065   $    (80,610)
Net realized gain (loss) on sales of investments              262,080         137,118          3,831         242,252        332,529
Distributions from capital gains                            5,425,362         234,943         14,237              --      1,106,680
Net change in unrealized appreciation or depreciation
   of investments                                           5,183,246       2,838,979        471,162       5,404,740       (755,148)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              11,302,554       3,152,235        486,452       5,809,057        603,451
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 14,576,411       6,881,987      2,023,754       6,754,479      1,343,273
Net transfers(1)                                           11,358,562       8,811,748      1,636,558       6,197,862       (685,206)
Transfers for policy loans                                   (647,721)       (256,498)       (35,788)       (492,638)      (161,741)
Policy charges                                             (2,959,243)     (1,353,317)      (255,434)     (1,583,596)      (361,502)
Contract terminations:
   Surrender benefits                                      (3,505,426)     (1,612,298)       (75,136)     (2,086,981)      (370,210)
   Death benefits                                             (57,215)        (14,690)            --         (15,831)            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             18,765,368      12,456,932      3,293,954       8,773,295       (235,386)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            78,066,858      30,765,317      2,911,155      55,115,511     12,312,965
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 108,134,780    $ 46,374,484    $ 6,691,561    $ 69,697,863   $ 12,681,030
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                     35,478,689      16,639,770      2,541,394      49,329,797      8,325,275
Contract purchase payments                                  6,370,441       3,630,533      1,712,987       5,947,985        909,475
Net transfers(1)                                            5,028,715       4,722,482      1,388,491       5,650,999       (469,868)
Transfers for policy loans                                   (287,312)       (135,753)       (30,306)       (434,315)      (109,426)
Policy charges                                             (1,346,982)       (737,799)      (216,386)     (1,511,767)      (248,693)
Contract terminations:
   Surrender benefits                                      (1,520,540)       (843,646)       (64,688)     (1,834,886)      (250,131)
   Death benefits                                             (24,620)         (7,881)            --         (14,172)            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           43,698,391      23,267,706      5,331,492      57,133,641      8,156,632
====================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 33
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                                             GS VIT       JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                        GS VIT STRUCTD      MID CAP      GLOBAL TECH,     INTL GRO,    MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   U.S. EQ            VAL            SERV           SERV           SERV
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          $     11,882    $    (315,596)  $    (68,490)  $     71,202   $   (100,860)
Net realized gain (loss) on sales of investments               44,652           60,720       (339,908)       230,860        (42,053)
Distributions from capital gains                                   --       14,171,017             --             --             --
Net change in unrealized appreciation or depreciation
   of investments                                           4,205,182          651,914      1,193,791      9,869,698      1,316,428
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               4,261,716       14,568,055        785,393     10,171,760      1,173,515
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                  9,582,014       19,209,145      1,296,063      4,719,498      1,414,958
Net transfers(1)                                           20,941,203       26,285,694       (675,232)     4,010,106     (1,168,436)
Transfers for policy loans                                   (358,330)      (1,059,979)       (93,894)      (211,838)      (136,570)
Policy charges                                             (1,679,276)      (4,107,290)      (289,376)    (1,120,985)      (416,616)
Contract terminations:
   Surrender benefits                                      (1,768,647)      (4,677,299)      (242,423)    (1,309,111)      (416,132)
   Death benefits                                              (3,786)         (26,800)            --        (14,195)        (4,289)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             26,713,178       35,623,471         (4,862)     6,073,475       (727,085)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            40,221,320      104,138,317      7,866,085     30,575,440     11,320,288
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 71,196,214    $ 154,329,843   $  8,646,616   $ 46,820,675   $ 11,766,718
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                     44,938,620       52,198,512     20,792,838     41,780,696     22,148,968
Contract purchase payments                                 10,808,494        9,140,817      3,461,878      5,995,671      2,726,449
Net transfers(1)                                           23,944,493       12,579,212     (1,913,671)     4,533,591     (2,261,685)
Transfers for policy loans                                   (403,625)        (498,655)      (246,915)      (257,128)      (263,177)
Policy charges                                             (1,936,753)      (2,013,379)      (778,473)    (1,450,744)      (812,094)
Contract terminations:
   Surrender benefits                                      (1,990,414)      (2,213,082)      (641,610)    (1,654,075)      (792,709)
   Death benefits                                              (3,966)         (12,817)            --        (19,716)        (8,909)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           75,356,849       69,180,608     20,674,047     48,928,295     20,736,843
====================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                                                                              MFS         OPPEN
                                                        LAZARD RETIRE      MFS INV GRO    MFS NEW DIS,     UTILITIES,   GLOBAL SEC
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                 INTL EQ       STOCK, SERV CL      SERV CL        SERV CL     VA, SERV(2)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         $     42,486      $   (245,965)   $   (238,460)   $    (9,548)   $    (65)
Net realized gain (loss) on sales of investments             177,678            54,854         279,546          7,331           1
Distributions from capital gains                             590,809                --              --             --          --
Net change in unrealized appreciation or depreciation
   of investments                                          3,334,237         1,380,888         971,779        274,555       1,921
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              4,145,210         1,189,777       1,012,865        272,338       1,857
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 6,598,106         5,339,100       4,567,634        690,631       4,429
Net transfers(1)                                           6,875,497         1,090,291      (5,182,341)     1,350,736      72,256
Transfers for policy loans                                  (310,164)         (174,188)       (115,491)       (26,953)         --
Policy charges                                            (1,169,315)       (1,137,714)       (970,876)       (99,448)       (893)
Contract terminations:
   Surrender benefits                                     (1,250,739)       (1,297,361)     (1,025,455)       (11,579)        (52)
   Death benefits                                             (2,099)           (9,109)         (5,421)            --          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            10,741,286         3,811,019      (2,731,950)     1,903,387      75,740
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           31,308,757        30,398,128      28,605,085        932,095          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 46,195,253      $ 35,398,924    $ 26,886,000    $ 3,107,820    $ 77,597
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    33,679,892        47,014,195      33,509,220        608,959          --
Contract purchase payments                                 7,047,768         8,345,158       5,542,525        413,786       4,154
Net transfers(1)                                           7,546,331         1,776,691      (6,231,071)       819,752      68,372
Transfers for policy loans                                  (329,996)         (268,717)       (135,583)       (15,941)         --
Policy charges                                            (1,299,782)       (1,821,310)     (1,191,434)       (62,071)       (844)
Contract terminations:
   Surrender benefits                                     (1,325,487)       (2,028,071)     (1,229,319)        (6,986)         --
   Death benefits                                             (2,202)          (15,054)         (6,341)            --          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          45,316,524        53,002,892      30,257,997      1,757,499      71,682
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 35
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
                                                        OPPEN MAIN ST       OPPEN          PIONEER        PIONEER     PUT VT HEALTH
                                                           SM CAP       STRATEGIC BOND     EQ INC          EUROPE       SCIENCES,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)               VA, SERV(2)      VA, SERV(2)     VCT, CL II     VCT, CL II       CL IB
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            $    (61)      $    (191)     $     38,912    $    (966)    $   (11,494)
Net realized gain (loss) on sales of investments                 61              (1)            6,469        3,211           8,338
Distributions from capital gains                                 --              --                --           --              --
Net change in unrealized appreciation or depreciation
   of investments                                               959           1,592            86,513       15,409         163,506
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   959           1,400           131,894       17,654         160,350
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                   16,566          33,936         1,188,290      112,044         516,756
Net transfers(1)                                             60,885         236,124         1,114,755       86,008         270,503
Transfers for policy loans                                       --              --           (14,691)          40         (14,554)
Policy charges                                               (1,028)         (2,738)         (154,857)     (10,059)        (75,057)
Contract terminations:
   Surrender benefits                                          (104)           (522)          (12,645)      (4,508)        (25,554)
   Death benefits                                                --              --                --           --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               76,319         266,800         2,120,852      183,525         672,094
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --              --         1,567,999      127,845         995,416
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 77,278       $ 268,200      $  3,820,745    $ 329,024     $ 1,827,860
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                           --              --         1,357,271      100,552         928,337
Contract purchase payments                                   15,673          33,998         1,009,052       85,937         457,826
Net transfers(1)                                             58,417         237,182           950,592       66,832         236,894
Transfers for policy loans                                       --              --           (12,206)          31         (12,936)
Policy charges                                                 (984)         (2,753)         (131,768)      (7,763)        (66,921)
Contract terminations:
   Surrender benefits                                            --            (447)          (10,641)      (3,419)        (23,663)
   Death benefits                                                --              --                --           --              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             73,106         267,980         3,162,300      242,170       1,519,537
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------------
                                                    PUT VT           PUT VT         PUT VT          PUT VT            PUT VT
                                                   HI YIELD,        INTL EQ,     INTL NEW OPP,      NEW OPP,          VISTA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)             CL IB            CL IB          CL IB           CL IA            CL IB
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  $   1,291,368   $      10,039   $     (38,082)  $  (1,078,619)  $     (115,456)
Net realized gain (loss) on sales of
   investments                                         (20,469)         22,886         200,327     (16,374,697)          67,060
Distributions from capital gains                            --              --              --              --               --
Net change in unrealized appreciation or
   depreciation of investments                        (893,802)        290,077       2,136,749      35,089,024        1,417,202
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                           377,097         323,002       2,298,994      17,635,708        1,368,806
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                           1,777,450         943,502       1,730,493      22,722,180        1,862,973
Net transfers(1)                                      (726,853)         95,492         (91,840)    (31,679,029)      (1,798,226)
Transfers for policy loans                                 439         (11,010)       (134,934)     (1,092,698)        (100,258)
Policy charges                                        (531,426)       (124,025)       (409,262)    (10,251,942)        (440,230)
Contract terminations:
   Surrender benefits                                 (697,691)        (39,534)       (518,867)    (12,226,617)        (458,989)
   Death benefits                                          (31)            (56)         (4,344)       (100,919)           4,770
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (178,112)        864,369         571,246     (32,629,025)        (929,960)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     17,974,997       2,140,227      12,977,353     218,800,204       12,897,761
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  18,173,982   $   3,327,598   $  15,847,593   $ 203,806,887   $   13,336,607
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year              14,351,656       1,796,830      20,092,541     175,130,444       20,265,481
Contract purchase payments                           1,414,825         775,382       2,534,931      18,013,833        2,876,981
Net transfers(1)                                      (546,087)         85,111        (133,748)    (24,983,486)      (2,741,588)
Transfers for policy loans                                 706          (9,340)       (196,028)       (862,034)        (151,701)
Policy charges                                        (463,322)       (103,170)       (623,039)     (8,370,734)        (688,054)
Contract terminations:
   Surrender benefits                                 (555,254)        (32,447)       (752,940)     (9,653,493)        (714,581)
   Death benefits                                          (24)            (45)         (5,885)        (78,989)           7,631
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    14,202,500       2,512,321      20,915,832     149,195,541       18,854,169
================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 37
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------------
                                                     RVS VP          RVS VP          RVS VP          RVS VP           RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)            BAL          CASH MGMT      CORE BOND(2)      DIV BOND        DIV EQ INC
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  $   5,863,563   $   1,318,836   $         167   $   3,742,860    $   1,422,767
Net realized gain (loss) on sales of
   investments                                       3,079,601               4              (8)         36,410          281,517
Distributions from capital gains                    10,130,895              --              48              --        9,590,522
Net change in unrealized appreciation or
   depreciation of investments                      (9,049,004)            117              64      (2,189,148)      15,131,131
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                        10,025,055       1,318,957             271       1,590,122       26,425,937
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          29,823,020      38,345,414           2,303      18,982,840       32,401,686
Net transfers(1)                                   (22,412,926)    (28,861,408)         82,058      15,488,786       73,540,472
Transfers for policy loans                            (759,653)        327,932              --        (535,497)      (1,382,698)
Policy charges                                     (22,462,442)    (11,123,015)         (2,313)     (8,295,431)      (6,906,281)
Contract terminations:
   Surrender benefits                              (23,256,888)     (6,640,080)             --      (6,573,552)      (7,019,193)
   Death benefits                                     (782,409)       (187,092)             --        (300,352)         (96,363)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (39,851,298)     (8,138,249)         82,048      18,766,794       90,537,623
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    364,764,947      84,209,007              --     124,277,389      148,035,444
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 334,938,704   $  77,389,715   $      82,319   $ 144,634,305    $ 264,999,004
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year             382,278,637      79,776,323              --      97,306,508      112,731,005
Contract purchase payments                          31,236,675      36,052,366           1,315      14,684,698       23,774,412
Net transfers(1)                                   (22,236,123)    (27,027,062)         82,584      12,175,600       54,292,572
Transfers for policy loans                            (815,399)        312,665              --        (416,937)      (1,008,633)
Policy charges                                     (24,737,196)    (10,587,743)         (2,329)     (6,646,655)      (5,209,351)
Contract terminations:
   Surrender benefits                              (24,186,961)     (6,265,409)             --      (5,141,202)      (5,115,785)
   Death benefits                                     (762,095)       (185,328)             --        (263,472)         (70,566)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   340,777,538      72,075,812          81,570     111,698,540      179,393,654
================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                                     RVS VP           RVS VP                              RVS VP
                                                     RVS VP          GLOBAL      GLOBAL INFLATION        RVS VP          HI YIELD
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)         EMER MKTS          BOND          PROT SEC(2)           GRO              BOND
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  $    (136,721)  $     859,306   $            246    $    (213,090)   $   3,651,391
Net realized gain (loss) on sales of
   investments                                          37,613           7,317                 --            6,913           93,199
Distributions from capital gains                     1,354,166         148,958                 24               --               --
Net change in unrealized appreciation or
   depreciation of investments                       5,149,275      (2,723,991)               469        3,602,328       (1,676,178)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                         6,404,333      (1,708,410)               739        3,396,151        2,068,412
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                           3,510,168       5,060,066              6,091        7,446,282       10,919,683
Net transfers(1)                                    12,459,194      10,161,700             65,401       26,568,795        6,972,252
Transfers for policy loans                            (233,940)       (178,691)                --         (268,887)        (435,981)
Policy charges                                        (605,118)     (1,084,635)              (597)      (1,405,048)      (2,633,044)
Contract terminations:
   Surrender benefits                                 (456,200)       (935,492)                --       (1,340,293)      (2,063,721)
   Death benefits                                           --          (2,793)                --          (17,470)          (6,319)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      14,674,104      13,020,155             70,895       30,983,379       12,752,870
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     10,528,763      23,095,945                 --       31,848,313       58,610,608
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  31,607,200   $  34,407,690   $         71,634    $  66,227,843    $  73,431,890
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year               8,666,322      15,431,794                 --       63,794,564       47,909,820
Contract purchase payments                           2,614,608       3,507,019              5,093       14,530,107        8,841,985
Net transfers(1)                                     9,306,801       7,057,099             65,398       50,913,369        5,762,323
Transfers for policy loans                            (174,210)       (124,422)                --         (522,019)        (353,017)
Policy charges                                        (457,986)       (804,066)              (599)      (2,820,643)      (2,260,838)
Contract terminations:
   Surrender benefits                                 (336,011)       (648,416)                --       (2,618,526)      (1,670,348)
   Death benefits                                           --          (1,923)                --          (32,537)          (5,109)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    19,619,524      24,417,085             69,892      123,244,315       58,224,816
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 39
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                    RVS VP           RVS VP           RVS VP            RVS VP           RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)         INC OPP(2)       INTL OPP         LG CAP EQ      LG CAP VAL(2)      MID CAP GRO
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  $         165   $   1,024,618   $      1,133,316   $          15    $      (39,980)
Net realized gain (loss) on sales of
   investments                                              (1)      2,311,753          5,812,820               1            48,783
Distributions from capital gains                            55              --                 --              69           272,690
Net change in unrealized appreciation or
   depreciation of investments                               1      21,861,713         19,215,911             (53)          167,426
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                               220      25,198,084         26,162,047              32           448,919
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                               2,715      18,914,971         53,638,214           1,130         1,652,757
Net transfers(1)                                        21,707      (5,911,194)       (60,115,779)          7,195          (234,599)
Transfers for policy loans                                  --      (1,152,132)        (1,930,390)             --           (32,873)
Policy charges                                            (338)     (9,694,110)       (33,013,666)           (318)         (269,301)
Contract terminations:
   Surrender benefits                                       --     (12,217,346)       (35,202,694)             --           (84,463)
   Death benefits                                           --         (79,370)          (445,843)             --               (93)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          24,084     (10,139,181)       (77,070,158)          8,007         1,031,428
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --     203,065,914        562,233,865              --         3,818,906
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $      24,304   $ 218,124,817   $    511,325,754   $       8,039    $    5,299,253
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      --     279,405,246        782,401,975              --         3,384,258
Contract purchase payments                               1,723      25,683,630         74,088,657           1,053         1,461,600
Net transfers(1)                                        21,843      (7,310,195)       (81,258,260)          7,040          (201,289)
Transfers for policy loans                                  --      (1,548,518)        (2,617,073)             --           (29,102)
Policy charges                                            (340)    (13,625,001)       (47,436,395)           (311)         (237,841)
Contract terminations:
   Surrender benefits                                       --     (16,535,295)       (48,411,243)             --           (74,653)
   Death benefits                                           --        (107,934)          (527,589)             --               (80)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        23,226     265,961,933        676,240,072           7,782         4,302,893
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
40 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                           RVS VP          RVS VP         RVS VP         RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)             MID CAP VAL(2)     NEW DIM        S&P 500     SELECT VAL(2)  SHORT DURATION
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          $      18     $    (421,962) $     271,231    $      8      $     934,514
Net realized gain (loss) on sales of investments                 7        (1,752,315)       345,254          (1)          (150,750)
Distributions from capital gains                                73                --        142,806         110                 --
Net change in unrealized appreciation or depreciation
   of investments                                            1,198         1,943,713      1,291,038        (116)          (474,923)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                1,296          (230,564)     2,050,329           1            308,841
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                  24,424        23,302,965      8,617,286       4,197          8,334,599
Net transfers(1)                                            92,949       (40,999,522)     2,721,656       6,104         (4,242,619)
Transfers for policy loans                                      --          (918,184)      (286,664)         --            (92,068)
Policy charges                                              (1,177)       (5,728,240)    (1,990,192)       (223)        (3,285,901)
Contract terminations:
   Surrender benefits                                           --        (5,481,850)    (1,975,912)         --         (2,220,506)
   Death benefits                                               --           (28,663)       (34,892)         --           (258,840)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             116,196        (29,853,49)     7,051,282      10,078         (1,765,335)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 --        152,530,00     49,584,159          --         47,973,578
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 117,492     $ 122,445,944  $  58,685,770    $ 10,079      $  46,517,084
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                          --       182,073,084     59,186,174          --         40,583,518
Contract purchase payments                                  23,137        28,550,427     10,310,064       4,181          6,980,554
Net transfers(1)                                            88,833       (49,903,821)     3,369,241       6,188         (3,455,035)
Transfers for policy loans                                      --        (1,125,466)      (340,381)         --            (67,489)
Policy charges                                              (1,130)       (7,266,781)    (2,429,494)       (227)        (2,873,915)
Contract terminations:
   Surrender benefits                                           --        (6,707,103)    (2,354,113)         --         (1,887,145)
   Death benefits                                               --           (35,100)       (42,084)         --           (255,395)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           110,840       145,585,240     67,699,407      10,142         39,025,093
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 41
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                              RVS VP        RVS VP        RVS VP          ROYCE        THIRD AVE
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    SM CAP ADV    SM CAP VAL   STRATEGY AGGR    MICRO-CAP         VAL
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $    (273,578) $    (69,522) $     (64,836) $    (364,184) $     540,684
Net realized gain (loss) on sales of investments                480,687        19,403       (205,055)     1,926,571      1,166,599
Distributions from capital gains                              4,075,215       835,198             --      1,668,071      2,746,814
Net change in unrealized appreciation or depreciation of
   investments                                               (3,009,775)     (159,162)       883,278      7,186,377     12,457,840
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 1,272,549       625,917        613,387     10,416,835     16,911,937
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                    4,611,411     3,998,723      1,271,799     11,258,197     12,452,510
Net transfers(1)                                               (786,511)      849,896     (1,463,953)    (9,333,498)     4,801,030
Transfers for policy loans                                     (146,235)      (59,231)       (93,298)      (848,943)    (1,088,946)
Policy charges                                               (1,043,242)     (561,410)      (352,888)    (3,068,822)    (3,643,602)
Contract terminations:
   Surrender benefits                                          (846,866)     (151,061)      (306,158)    (4,165,130)    (4,891,846)
   Death benefits                                                 1,959            --             --       (109,975)       (68,975)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,790,516     4,076,917       (944,498)    (6,268,171)     7,560,171
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              29,099,225     7,683,238      8,441,818    103,546,114    117,961,095
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  32,162,290  $ 12,386,072  $   8,110,707  $ 107,694,778  $ 142,433,203
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                       22,286,255     5,851,044     15,688,726     48,764,417     55,868,782
Contract purchase payments                                    3,567,137     3,059,652      2,378,002      5,321,615      5,727,432
Net transfers(1)                                               (566,866)      685,852     (2,736,311)    (4,350,143)     2,264,820
Transfers for policy loans                                     (113,290)      (45,153)      (171,820)      (400,612)      (496,716)
Policy charges                                                 (811,062)     (437,217)      (655,296)    (1,479,875)    (1,730,138)
Contract terminations:
   Surrender benefits                                          (654,136)     (115,756)      (572,718)    (1,951,153)    (2,221,060)
   Death benefits                                                 1,834            --             --        (51,895)       (31,992)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             23,709,872     8,998,422     13,930,583     45,852,354     59,381,128
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
42 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                             WANGER           WANGER        WF ADV VT     WF ADV VT     WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  INTL SM CAP       U.S. SM CO     ASSET ALLOC    INTL CORE        OPP
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          $      (6,873)   $    (963,377)   $    27,673    $   9,727    $   (21,071)
Net realized gain (loss) on sales of investments                45,917           78,766          9,831        8,973         38,556
Distributions from capital gains                                    --               --         45,683       19,038             --
Net change in unrealized appreciation or depreciation
   of investments                                           14,784,043       12,129,278         12,395       30,293        151,369
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               14,823,087       11,244,667         95,582       68,031        168,854
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                  12,945,984       19,513,102        715,478      291,568        751,733
Net transfers(1)                                            20,260,250       16,784,058        631,436       78,509       (121,576)
Transfers for policy loans                                    (851,948)        (699,517)        (3,564)        (543)       (12,501)
Policy charges                                              (2,293,484)      (3,547,287)      (137,304)     (41,503)      (128,533)
Contract terminations:
   Surrender benefits                                       (2,567,360)      (3,582,978)       (19,010)      (9,484)       (29,337)
   Death benefits                                              (13,848)         (29,966)            --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              27,479,594       28,437,412      1,187,036      318,547        459,786
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             56,599,547       89,904,243      1,563,163      516,324      2,056,581
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  98,902,228    $ 129,586,322    $ 2,845,781    $ 902,902    $ 2,685,221
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      60,059,142       56,161,569      1,344,987      463,406      1,705,364
Contract purchase payments                                  12,757,563       11,874,060        609,798      256,536        620,526
Net transfers(1)                                            19,956,936       10,243,231        534,776       71,005       (101,011)
Transfers for policy loans                                    (832,515)        (424,888)        (3,076)        (475)       (10,533)
Policy charges                                              (2,284,498)      (2,243,487)      (116,985)     (36,488)      (105,803)
Contract terminations:
   Surrender benefits                                       (2,507,180)      (2,174,868)       (16,165)      (8,451)       (24,541)
   Death benefits                                              (12,528)         (18,183)            --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            87,136,920       73,417,434      2,353,335      745,533      2,084,002
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 43
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET
                                                                          SUBACCOUNT
                                                                       ----------------
                                                                           WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                  SM CAP GRO
---------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------
Investment income (loss) -- net                                          $   (14,216)
Net realized gain (loss) on sales of investments                               9,746
Distributions from capital gains                                                  --
Net change in unrealized appreciation or depreciation of investments         125,940
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              121,470
=======================================================================================

---------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
---------------------------------------------------------------------------------------
Contract purchase payments                                                   658,032
Net transfers(1)                                                             271,068
Transfers for policy loans                                                    (7,994)
Policy charges                                                               (93,762)
Contract terminations:
   Surrender benefits                                                        (31,924)
   Death benefits                                                                 --
---------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               795,420
---------------------------------------------------------------------------------------
Net assets at beginning of year                                            1,192,074
---------------------------------------------------------------------------------------
Net assets at end of year                                                $ 2,108,964
=======================================================================================

---------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
---------------------------------------------------------------------------------------
Units outstanding at beginning of year                                     1,028,895
Contract purchase payments                                                   580,882
Net transfers(1)                                                             236,648
Transfers for policy loans                                                    (6,888)
Policy charges                                                               (82,645)
Contract terminations:
   Surrender benefits                                                        (27,984)
   Death benefits                                                                 --
---------------------------------------------------------------------------------------
Units outstanding at end of year                                           1,728,908
=======================================================================================


(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life's fixed account.

(2)   For the period Aug. 30, 2005 (commencement of operations) to Dec. 31,
      2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
44 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                            AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CAP    AIM VI CORE
YEAR ENDED DECEMBER 31, 2004                                APPR, SER I   APPR, SER II    DEV, SER I    DEV, SER II     EQ, SER I
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            $   (118,529)   $   (17,920)  $    (98,225)  $    (7,010)  $     166,404
Net realized gain (loss) on sales of investments                (18,421)         4,591         83,808         1,224      (4,633,818)
Distributions from capital gains                                     --             --             --            --              --
Net change in unrealized appreciation or depreciation of
   investments                                                1,076,605        225,733      1,563,846       155,684      28,440,424
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   939,655        212,404      1,549,429       149,898      23,973,010
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                    2,302,002      1,342,900      1,495,596       514,383      36,634,543
Net transfers(1)                                              4,067,826      1,553,495      1,851,681       651,884     (32,333,891)
Transfers for policy loans                                      (91,925)        (7,631)       (18,451)       (1,850)     (1,891,388)
Policy charges                                                 (477,904)      (164,307)      (339,391)      (62,724)    (15,947,092)
Contract terminations:
   Surrender benefits                                          (374,846)       (19,856)      (463,527)       (3,328)    (18,181,066)
   Death benefits                                                    --             --             --            --        (130,549)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,425,153      2,704,601      2,525,908     1,098,365     (31,849,443)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,455,191        702,055      8,783,204       230,214     323,383,951
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 16,819,999    $ 3,619,060   $ 12,858,541   $ 1,478,477   $ 315,507,518
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                       16,294,362        673,115      9,203,754       225,793     230,404,069
Contract purchase payments                                    3,616,503      1,301,771      1,519,587       487,421      25,677,794
Net transfers(1)                                              6,378,269      1,503,403      1,872,091       620,437     (22,125,856)
Transfers for policy loans                                     (143,571)        (7,142)       (19,050)       (1,765)     (1,322,100)
Policy charges                                                 (750,702)      (159,555)      (346,372)      (59,649)    (11,659,186)
Contract terminations:
   Surrender benefits                                          (587,615)       (19,105)      (458,359)       (3,035)    (12,727,821)
   Death benefits                                                    --             --             --            --         (91,012)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             24,807,246      3,292,487     11,771,651     1,269,202     208,155,888
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 45
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                                            AIM VI                       AB VPS        AB VPS
                                                           AIM VI DYN,    FIN SERV,    AIM VI TECH,    GRO & INC,    INTL VAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SER I         SER I          SER I          CL B          CL B
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            $    (2,987)  $       564    $  (3,999)    $    (8,731)  $   (21,392)
Net realized gain (loss) on sales of investments                 3,962           833          826           2,419           866
Distributions from capital gains                                    --            --           --              --         7,455
Net change in unrealized appreciation or depreciation of
   investments                                                  46,808        28,796       49,823         484,526     1,162,444
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   47,783        30,193       46,650         478,214     1,149,373
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                     192,762       136,581      210,089       2,508,334     2,616,809
Net transfers(1)                                                79,730       164,079      226,814       2,085,774     2,735,909
Transfers for policy loans                                          (1)          (32)          --         (30,760)      (14,605)
Policy charges                                                 (28,864)      (20,135)     (32,760)       (264,979)     (285,573)
Contract terminations:
   Surrender benefits                                           (6,971)       (3,279)      (2,093)        (19,755)      (38,825)
   Death benefits                                                   --            --           --              --            --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 236,656       277,214      402,050       4,278,614     5,013,715
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                180,410       147,429      234,852       1,553,673     1,671,127
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $   464,849   $   454,836    $ 683,552     $ 6,310,501   $ 7,834,215
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                         168,555       137,299      237,243       1,517,808     1,411,293
Contract purchase payments                                     176,939       125,588      223,264       2,388,794     2,058,442
Net transfers(1)                                                73,932       151,759      242,336       1,994,561     2,142,458
Transfers for policy loans                                           3            16           --         (29,358)      (11,461)
Policy charges                                                 (26,544)      (18,447)     (34,792)       (260,647)     (225,808)
Contract terminations:
   Surrender benefits                                           (6,259)       (2,950)      (2,188)        (18,690)      (29,570)
   Death benefits                                                   --            --           --              --            --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               386,626       393,265      665,863       5,592,468     5,345,354
================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                            AC VP INTL,   AC VP INTL,     AC VP VAL,     AC VP VAL,    CALVERT VS
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL I          CL II          CL I           CL II       SOCIAL BAL
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            $    (80,549)  $   (11,802)  $      45,445   $   (18,944)  $    56,859
Net realized gain (loss) on sales of investments                 74,334         6,761         493,165         2,147        15,051
Distributions from capital gains                                     --            --         689,471        28,865            --
Net change in unrealized appreciation or depreciation of
   investments                                                2,881,126       341,721      10,792,256       818,566       321,753
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 2,874,911       336,680      12,020,337       830,634       393,663
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                    3,291,311     1,047,136      12,363,342     3,101,926     1,184,220
Net transfers(1)                                              1,065,301     1,157,125       6,268,485     3,241,560     1,046,713
Transfers for policy loans                                     (150,013)       (2,672)       (606,058)      (16,229)       (3,958)
Policy charges                                                 (612,788)     (123,186)     (3,259,490)     (353,400)     (202,800)
Contract terminations:
   Surrender benefits                                          (721,850)      (15,810)     (3,992,691)      (69,777)     (189,126)
   Death benefits                                                (6,480)           --         (34,769)           --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,865,481     2,062,593      10,738,819     5,904,080     1,835,049
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              18,077,384       723,713      83,773,431     2,547,525     4,037,006
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 23,817,776   $ 3,122,986   $ 106,532,587   $ 9,282,239   $ 6,265,718
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                       29,187,484       724,667      65,557,238     2,319,928     4,375,841
Contract purchase payments                                    5,201,141     1,023,575       9,286,041     2,700,586     1,259,049
Net transfers(1)                                              1,749,916     1,140,312       4,815,367     2,844,352     1,126,012
Transfers for policy loans                                     (236,698)       (2,666)       (450,245)      (13,937)       (4,234)
Policy charges                                                 (987,835)     (121,377)     (2,608,118)     (321,007)     (226,433)
Contract terminations:
   Surrender benefits                                        (1,138,959)      (15,414)     (2,997,825)      (59,484)     (199,813)
   Death benefits                                               (10,309)           --         (26,122)           --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             33,764,740     2,749,097      73,576,336     7,470,438     6,330,422
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 47
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                            EG VA        FID VIP         FID VIP
                                                            CS MID-CAP     CS SM CAP     FUNDAMENTAL    GRO & INC,     GRO & INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       GRO            GRO       LG CAP, CL 2     SERV CL        SERV CL 2
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            $   (34,316)  $   (216,453)   $    3,614   $    (176,186)  $    (45,131)
Net realized gain (loss) on sales of investments                27,321       (666,857)        1,813          71,914          2,712
Distributions from capital gains                                    --             --            --              --             --
Net change in unrealized appreciation or depreciation of
   investments                                                 429,403      3,086,059        58,051       4,980,638        791,144
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  422,408      2,202,749        63,478       4,876,366        748,725
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                     562,220      3,256,574       314,361      14,160,924      6,833,897
Net transfers(1)                                               405,527     (2,329,011)      355,318      15,362,214      4,952,065
Transfers for policy loans                                     (29,731)      (240,146)         --          (577,203)       (55,125)
Policy charges                                                (145,305)      (889,710)      (41,963)     (3,051,070)      (782,610)
Contract terminations:
   Surrender benefits                                         (107,914)    (1,102,865)       (2,311)     (3,047,577)      (103,355)
   Death benefits                                                   --         (1,413)           --          (7,711)        (3,635)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 684,797     (1,306,571)      625,405      22,839,577     10,841,237
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              3,093,015     23,594,776       201,735      77,322,110      4,721,941
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 4,200,220   $ 24,490,954    $  890,618   $ 105,038,053   $ 16,311,903
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                       3,829,339     20,945,090       214,627      85,401,050      4,335,851
Contract purchase payments                                     675,860      2,833,522       334,137      15,666,038      6,289,135
Net transfers(1)                                               473,284     (2,040,716)      376,308      17,206,156      4,573,223
Transfers for policy loans                                     (35,595)      (204,683)           --        (639,807)       (50,411)
Policy charges                                                (178,987)      (791,525)      (44,614)     (3,572,857)      (727,558)
Contract terminations:
   Surrender benefits                                         (127,929)      (954,775)       (2,510)     (3,361,724)       (94,682)
   Death benefits                                                   --         (1,174)           --          (8,629)        (3,361)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             4,635,972     19,785,739       877,948     110,690,227     14,322,197
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               FID VIP        FID VIP        FID VIP       FID VIP     FTVIPT FRANK
                                                              MID CAP,       MID CAP,       OVERSEAS,     OVERSEAS,      REAL EST,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SERV CL        SERV CL 2       SERV CL      SERV CL 2        CL 2
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            $  (1,232,254)  $   (109,299)  $    (14,795)  $   (14,601)  $    524,356
Net realized gain (loss) on sales of investments                 147,782          4,978         17,315         1,789         89,177
Distributions from capital gains                                      --             --             --            --         79,250
Net change in unrealized appreciation or depreciation of
   investments                                                32,530,885      3,487,220      3,455,982       665,793     15,941,361
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 31,446,413      3,382,899      3,458,502       652,981     16,634,144
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                    19,430,679      7,701,452      3,995,156     2,514,760     11,158,910
Net transfers(1)                                              25,479,532      6,986,749     10,913,300     2,571,455     11,513,367
Transfers for policy loans                                      (867,920)       (64,017)      (166,237)       (7,369)      (422,659)
Policy charges                                                (4,369,293)      (860,246)      (748,912)     (232,490)    (2,011,909)
Contract terminations:
   Surrender benefits                                         (4,484,277)       (91,069)      (711,129)      (22,466)    (1,841,055)
   Death benefits                                                (61,755)        (1,677)            --        (3,111)        (7,605)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                35,126,966     13,671,192     13,282,178     4,820,779     18,389,049
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              107,473,379      4,831,100     16,523,950     1,063,604     43,043,665
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 174,046,758   $ 21,885,191   $ 33,264,630   $ 6,537,364   $ 78,066,858
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                        77,767,142      4,129,672     21,422,431       978,644     25,551,427
Contract purchase payments                                    13,282,547      6,168,662      5,097,710     2,283,350      6,063,879
Net transfers(1)                                              17,567,537      5,675,150     13,957,529     2,335,226      6,257,519
Transfers for policy loans                                      (589,746)       (51,006)      (214,100)       (7,156)      (232,207)
Policy charges                                                (3,100,789)      (706,823)    (1,016,230)     (210,830)    (1,170,382)
Contract terminations:
   Surrender benefits                                         (3,036,277)       (70,898)      (900,273)      (20,384)      (987,294)
   Death benefits                                                (42,008)        (1,301)            --        (2,819)        (4,253)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             101,848,406     15,143,456     38,347,067     5,356,031     35,478,689
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 49
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                          FTVIPT FRANK       FTVIPT        FTVIPT        GS VIT
                                                           SM CAP VAL,   MUTUAL SHARES    TEMP FOR     STRUCTD SM    GS VIT STRUCTD
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL 2         SEC, CL 2      SEC, CL 2      CAP EQ          U.S. EQ
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $   (164,914)   $    (3,088)  $     66,014  $    (74,791)   $    176,263
Net realized gain (loss) on sales of investments                45,656         11,652         32,405       136,485           8,926
Distributions from capital gains                                    --             --             --       552,823              --
Net change in unrealized appreciation or depreciation of
   investments                                               5,130,575        246,304      7,667,441       971,628       3,713,611
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                5,011,317        254,868      7,765,860     1,586,145       3,898,800
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                   4,344,564      1,013,269      6,461,264     1,513,739       5,182,754
Net transfers(1)                                             5,688,387        836,702      5,894,621       512,933      16,797,588
Transfers for policy loans                                    (199,351)       (12,448)      (339,894)      (73,899)       (173,518)
Policy charges                                                (844,945)      (118,674)    (1,322,763)     (352,321)       (853,133)
Contract terminations:
   Surrender benefits                                         (684,717)        (9,225)    (1,462,770)     (313,677)       (754,547)
   Death benefits                                                 (105)            --         (7,982)           --         (49,875)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               8,303,833      1,709,624      9,222,476     1,286,775      20,149,269
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             17,450,167        946,663     38,127,175     9,440,045      16,173,251
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 30,765,317    $ 2,911,155   $ 55,115,511  $ 12,312,965    $ 40,221,320
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      11,574,490        922,491     40,085,356     7,358,205      20,583,623
Contract purchase payments                                   2,685,079        956,427      6,519,124     1,142,545       6,309,032
Net transfers(1)                                             3,490,332        809,887      5,963,284       404,617      20,279,479
Transfers for policy loans                                    (122,490)       (11,727)      (344,068)      (55,527)       (209,374)
Policy charges                                                (566,350)      (127,012)    (1,409,447)     (288,557)     (1,037,925)
Contract terminations:
   Surrender benefits                                         (421,225)        (8,672)    (1,476,370)     (236,008)       (924,318)
   Death benefits                                                  (66)            --         (8,082)           --         (61,897)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            16,639,770      2,541,394     49,329,797     8,325,275      44,938,620
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
50 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                             GS VIT       JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                             MID CAP     GLOBAL TECH,     INTL GRO,    MID CAP GRO,   LAZARD RETIRE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       VAL           SERV           SERV           SERV          INTL EQ
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          $    (168,068)  $    (68,155)  $    (13,757)  $    (95,227)  $    (88,291)
Net realized gain (loss) on sales of investments                74,025       (402,320)        47,123       (423,411)        51,690
Distributions from capital gains                             8,796,706             --             --             --             --
Net change in unrealized appreciation or depreciation
   of investments                                            9,909,858        439,099      4,594,339      2,409,817      3,701,808
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               18,612,521        (31,376)     4,627,705      1,891,179      3,665,207
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                  14,154,513      1,495,969      4,901,601      1,767,793      5,482,807
Net transfers(1)                                            16,147,623       (434,003)    (2,662,591)    (1,577,759)     4,484,666
Transfers for policy loans                                    (628,534)      (186,726)      (198,090)      (103,881)      (142,001)
Policy charges                                              (2,754,176)      (329,896)    (1,040,259)      (440,440)      (794,564)
Contract terminations:
   Surrender benefits                                       (2,942,345)      (247,227)    (1,370,570)      (758,046)      (646,228)
   Death benefits                                               (7,964)            --         (6,788)            --         (6,139)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              23,969,117        298,117       (376,697)    (1,112,333)     8,378,541
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             61,556,679      7,599,344     26,324,432     10,541,442     19,265,009
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 104,138,317   $  7,866,085   $ 30,575,440   $ 11,320,288   $ 31,308,757
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      38,493,669     20,019,350     42,310,399     24,625,284     23,615,189
Contract purchase payments                                   8,147,934      4,154,817      7,656,500      3,950,511      6,585,082
Net transfers(1)                                             9,301,534     (1,204,531)    (4,030,166)    (3,491,202)     5,421,435
Transfers for policy loans                                    (358,805)      (528,893)      (306,489)      (231,641)      (168,846)
Policy charges                                              (1,708,378)      (961,672)    (1,701,172)      (992,968)      (997,912)
Contract terminations:
   Surrender benefits                                       (1,672,838)      (686,233)    (2,138,296)    (1,711,016)      (767,462)
   Death benefits                                               (4,604)            --        (10,080)            --         (7,594)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            52,198,512     20,792,838     41,780,696     22,148,968     33,679,892
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 51
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
                                                                                                           PIONEER       PIONEER
                                                           MFS INV GRO   MFS NEW DIS,   MFS UTILITIES,      EQ INC       EUROPE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                 STOCK, SERV CL     SERV CL        SERV CL        VCT, CL II   VCT, CL II
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $   (243,304)  $   (246,182)     $     309     $    13,562   $     (169)
Net realized gain (loss) on sales of investments               (62,488)        58,906          5,608           3,418          533
Distributions from capital gains                                    --             --             --              --           --
Net change in unrealized appreciation or depreciation
   of investments                                            2,545,796      1,621,586        143,895         139,041       15,355
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                2,240,004      1,434,310        149,812         156,021       15,719
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                   5,608,277      5,569,765        241,727         564,018       55,914
Net transfers(1)                                               397,203     (2,937,152)       425,777         473,705       41,710
Transfers for policy loans                                    (171,970)      (168,401)        (2,228)           (940)         (41)
Policy charges                                              (1,069,324)    (1,052,977)       (31,244)        (63,341)      (5,314)
Contract terminations:
   Surrender benefits                                         (895,186)      (967,427)        (4,109)        (16,987)      (1,067)
   Death benefits                                               (8,082)        (5,380)            --              --           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               3,860,918        438,428        629,923         956,455       91,202
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             24,297,206     26,732,347        152,360         455,523       20,924
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 30,398,128   $ 28,605,085      $ 932,095     $ 1,567,999   $  127,845
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      40,588,157     32,961,885        128,090         453,523       19,277
Contract purchase payments                                   9,325,419      7,023,771        183,747         534,190       50,440
Net transfers(1)                                               804,404     (3,682,872)       325,953         446,387       36,593
Transfers for policy loans                                    (282,241)      (209,723)        (1,750)           (775)         (32)
Policy charges                                              (1,925,644)    (1,372,595)       (23,942)        (60,022)      (4,754)
Contract terminations:
   Surrender benefits                                       (1,482,875)    (1,204,550)        (3,139)        (16,032)        (972)
   Death benefits                                              (13,025)        (6,696)            --              --           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            47,014,195     33,509,220        608,959       1,357,271      100,552
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
52 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                         PUT VT HEALTH      PUT VT         PUT VT        PUT VT          PUT VT
                                                           SCIENCES,       HI YIELD,      INTL EQ,    INTL NEW OPP,     NEW OPP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     CL IB           CL IB         CL IB         CL IB           CL IA
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            $  (4,989)    $  1,126,542   $     4,130    $      6,992  $  (1,958,936)
Net realized gain (loss) on sales of investments               2,073           12,573        19,755          25,524    (20,702,823)
Distributions from capital gains                                  --               --            --              --             --
Net change in unrealized appreciation or depreciation
   of investments                                             60,778          363,797       235,997       1,389,948     42,252,414
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 57,862        1,502,912       259,882       1,422,464     19,590,655
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                   314,588        2,051,996       835,481       1,969,054     29,515,564
Net transfers(1)                                             376,957        1,352,284       283,021        (732,871)   (33,162,030)
Transfers for policy loans                                   (19,632)        (193,038)       (5,375)        (90,356)    (1,280,615)
Policy charges                                               (48,737)        (527,451)      (94,857)       (413,848)   (11,496,549)
Contract terminations:
   Surrender benefits                                         (5,019)        (551,157)      (29,211)       (407,549)   (12,179,126)
   Death benefits                                                 --           (8,002)         (129)           (311)       (60,819)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               618,157        2,124,632       988,930         324,119    (28,663,575)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              319,397       14,347,453       891,415      11,230,770    227,873,124
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 995,416     $ 17,974,997   $ 2,140,227    $ 12,977,353  $ 218,800,204
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                       316,238       12,549,606       861,829      19,531,295    199,866,287
Contract purchase payments                                   311,427        1,739,826       783,975       3,383,653     25,697,795
Net transfers(1)                                             372,467        1,204,102       272,407      (1,249,875)   (28,340,045)
Transfers for policy loans                                   (18,722)        (163,323)       (5,081)       (154,530)    (1,111,066)
Policy charges                                               (48,252)        (509,058)      (88,671)       (719,871)   (10,345,034)
Contract terminations:
   Surrender benefits                                         (4,821)        (462,488)      (27,504)       (697,602)   (10,586,110)
   Death benefits                                                 --           (7,009)         (125)           (529)       (51,383)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             928,337       14,351,656     1,796,830      20,092,541    175,130,444
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 53
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                           PUT VT
                                                            VISTA,         RVS VP         RVS VP          RVS VP          RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    CL IB           BAL          CASH MGMT       DIV BOND       DIV EQ INC
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         $   (108,254)  $   1,986,518   $    (20,731)  $   2,382,192   $     698,932
Net realized gain (loss) on sales of investments            (233,101)        567,780            (51)         43,053         111,409
Distributions from capital gains                                  --              --             --              --              --
Net change in unrealized appreciation or depreciation
   of investments                                          2,302,913      25,044,835             46       1,477,380      18,388,310
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              1,961,558      27,599,133        (20,736)      3,902,625      19,198,651
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 2,318,991      16,936,255     31,907,818      13,035,857      18,702,736
Net transfers(1)                                          (2,018,300)    336,141,273     31,042,222      78,223,080      59,397,027
Transfers for policy loans                                   (88,115)       (574,893)        (1,729)       (249,329)       (445,383)
Policy charges                                              (476,266)    (11,684,027)    (7,520,845)     (5,258,093)     (3,686,848)
Contract terminations:
   Surrender benefits                                       (373,369)    (11,446,492)    (3,056,560)     (3,606,866)     (3,377,108)
   Death benefits                                             (4,804)       (120,815)            --         (10,065)        (45,697)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (641,863)    329,251,301     52,370,906      82,134,584      70,544,727
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           11,578,066       7,914,513     31,858,837      38,240,180      58,292,066
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 12,897,761   $ 364,764,947   $ 84,209,007   $ 124,277,389   $ 148,035,444
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                    21,382,978       9,053,226     30,104,254      30,824,883      52,001,215
Contract purchase payments                                 4,122,056      18,820,586     30,213,637      10,340,335      16,038,842
Net transfers(1)                                          (3,556,555)    381,963,384     29,512,774      63,665,239      51,316,397
Transfers for policy loans                                  (155,066)       (636,891)        (1,521)       (197,371)       (386,377)
Policy charges                                              (857,441)    (14,176,126)    (7,154,830)     (4,451,354)     (3,321,752)
Contract terminations:
   Surrender benefits                                       (662,860)    (12,626,292)    (2,897,991)     (2,867,281)     (2,877,989)
   Death benefits                                             (7,631)       (119,250)            --          (7,943)        (39,331)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          20,265,481     382,278,637     79,776,323      97,306,508     112,731,005
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
54 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        --------------------------------------------------------------------------
                                                                          RVS VP                        RVS VP
                                                           RVS VP         GLOBAL         RVS VP        HI YIELD        RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  EMER MKTS        BOND            GRO           BOND         INTL OPP
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         $    151,235   $    566,808   $   (165,167)  $  2,916,973   $     201,423
Net realized gain (loss) on sales of investments              20,521         18,838       (203,332)       158,866          66,648
Distributions from capital gains                             149,809             --             --             --              --
Net change in unrealized appreciation or depreciation
   of investments                                          1,257,787      1,208,992      2,537,351      1,885,168      24,769,406
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              1,579,352      1,794,638      2,168,852      4,961,007      25,037,477
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 1,500,921      3,160,566      6,585,631      8,659,584      10,051,746
Net transfers(1)                                           4,814,267      5,557,534       (778,205)    10,206,554     175,624,073
Transfers for policy loans                                   (64,626)       (87,424)      (258,468)      (140,819)       (572,582)
Policy charges                                              (233,229)      (696,797)    (1,217,573)    (2,060,544)     (4,684,976)
Contract terminations:
   Surrender benefits                                       (138,931)      (600,688)      (956,291)    (2,282,216)     (5,232,999)
   Death benefits                                                 --         (3,777)        (4,254)       (16,512)        (24,638)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             5,878,402      7,329,414      3,370,840     14,366,047     175,160,624
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            3,071,009     13,971,893     26,308,621     39,283,554       2,867,813
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 10,528,763   $ 23,095,945   $ 31,848,313   $ 58,610,608   $ 203,065,914
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                     3,110,119     10,178,957     56,630,057     35,448,389       4,591,024
Contract purchase payments                                 1,432,683      2,273,861     14,141,594      7,525,403      15,438,455
Net transfers(1)                                           4,542,042      4,003,676     (1,667,696)     8,922,877     275,937,287
Transfers for policy loans                                   (60,584)       (62,651)      (556,649)      (121,440)       (862,086)
Policy charges                                              (227,097)      (522,581)    (2,685,983)    (1,858,497)     (7,654,639)
Contract terminations:
   Surrender benefits                                       (130,841)      (436,668)    (2,057,603)    (1,992,442)     (8,007,733)
   Death benefits                                                 --         (2,800)        (9,156)       (14,470)        (37,062)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           8,666,322     15,431,794     63,794,564     47,909,820     279,405,246
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 55
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                            RVS VP         RVS VP         RVS VP         RVS VP          RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  LG CAP EQ     MID CAP GRO      NEW DIM         S&P 500     SHORT DURATION
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         $     380,753   $   (23,678)  $     211,033   $    244,476    $     561,905
Net realized gain (loss) on sales of investments              (52,388)        7,434        (781,066)        90,179          (53,716)
Distributions from capital gains                                   --            --              --             --           14,221
Net change in unrealized appreciation or depreciation
   of investments                                          32,023,302       308,134       4,127,842      3,671,719         (444,475)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              32,351,667       291,890       3,557,809      4,006,374           77,935
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 30,015,962     1,568,918      29,821,729      7,415,911        7,989,550
Net transfers(1)                                          529,297,063       752,956      (8,444,096)     8,464,493       19,079,254
Transfers for policy loans                                   (631,379)       (7,856)     (1,048,024)      (168,552)        (130,326)
Policy charges                                            (17,094,561)     (223,997)     (6,622,779)    (1,654,358)      (2,689,931)
Contract terminations:
   Surrender benefits                                     (17,204,548)      (40,589)     (5,855,193)    (1,365,251)      (1,827,301)
   Death benefits                                             (58,159)           --         (46,807)        (1,949)         (18,640)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            524,324,378     2,049,432       7,804,830     12,690,294       22,402,606
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             5,557,820     1,477,584     141,167,363     32,887,491       25,493,037
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 562,233,865   $ 3,818,906   $ 152,530,002   $ 49,584,159    $  47,973,578
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      8,140,134     1,415,803     172,470,581     42,898,335       21,369,311
Contract purchase payments                                 44,685,804     1,506,080      37,050,588      9,510,503        6,702,502
Net transfers(1)                                          783,035,118       730,533     (10,258,542)    10,896,295       16,565,178
Transfers for policy loans                                   (891,940)       (7,874)     (1,303,732)      (215,934)        (109,075)
Policy charges                                            (26,898,632)     (222,227)     (8,560,373)    (2,154,386)      (2,392,316)
Contract terminations:
   Surrender benefits                                     (25,581,577)      (38,057)     (7,268,512)    (1,746,254)      (1,533,532)
   Death benefits                                             (86,932)           --         (56,926)        (2,385)         (18,550)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          782,401,975     3,384,258     182,073,084     59,186,174       40,583,518
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
56 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                          RVS VP          RVS VP        RVS VP           ROYCE         THIRD AVE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                SM CAP ADV      SM CAP VAL   STRATEGY AGGR     MICRO-CAP          VAL
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       $    (203,067)  $    (38,596)  $     (71,091)  $    (806,976)  $    (360,840)
Net realized gain (loss) on sales of investments            148,412          4,561        (286,957)        187,021         567,240
Distributions from capital gains                          1,187,181        563,015              --       7,380,693       1,051,285
Net change in unrealized appreciation or
  depreciation of investments                             2,839,963        437,236       1,011,324       4,398,753      16,800,031
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         3,972,489        966,216         653,276      11,159,491      18,057,716
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                4,425,925      2,638,963       1,652,739      12,774,915      13,056,347
Net transfers(1)                                          5,590,671      2,541,256        (900,800)     10,060,741       6,986,930
Transfers for policy loans                                 (117,479)       (14,469)        (80,349)       (552,193)       (953,286)
Policy charges                                             (885,387)      (316,990)       (386,113)     (2,962,455)     (3,194,540)
Contract terminations:
   Surrender benefits                                      (866,603)       (51,628)       (292,562)     (3,270,540)     (4,010,043)
   Death benefits                                           (16,689)            --              --         (26,709)        (10,399)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            8,130,438      4,797,132          (7,085)     16,023,759      11,875,009
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          16,996,298      1,919,890       7,795,627      76,362,864      88,028,370
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  29,099,225   $  7,683,238   $   8,441,818   $ 103,546,114   $ 117,961,095
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                   15,293,052      1,739,000      15,708,263      40,575,024      49,538,789
Contract purchase payments                                3,821,809      2,253,892       3,377,052       6,539,992       6,960,935
Net transfers(1)                                          4,822,122      2,186,029      (1,835,136)      5,186,738       3,783,614
Transfers for policy loans                                 (101,555)       (12,331)       (165,405)       (284,676)       (502,566)
Policy charges                                             (785,307)      (272,356)       (794,623)     (1,573,714)     (1,785,066)
Contract terminations:
   Surrender benefits                                      (750,409)       (43,190)       (601,425)     (1,665,679)     (2,121,274)
   Death benefits                                           (13,457)            --              --         (13,268)         (5,650)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         22,286,255      5,851,044      15,688,726      48,764,417      55,868,782
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 57
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                          WANGER         WANGER        WF ADV VT       WF ADV VT        WF ADV VT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               INTL SM CAP     U.S. SM CO     ASSET ALLOC      INTL CORE           OPP
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       $    (131,505)  $   (621,463)  $      14,534   $      (2,155)  $     (12,888)
Net realized gain (loss) on sales of investments             65,326        136,831           3,295           1,166          11,005
Distributions from capital gains                                 --             --          28,270              --              --
Net change in unrealized appreciation or
  depreciation of investments                            10,984,525     12,717,292          67,071          44,662         245,544
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             10,918,346     12,232,660         113,170          43,673         243,661
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                8,201,681     15,084,480         407,262         211,462         643,025
Net transfers(1)                                         14,376,820     15,415,519         647,173         153,709         464,109
Transfers for policy loans                                 (349,107)      (535,544)           (333)         (2,569)           (978)
Policy charges                                           (1,303,880)    (2,526,746)        (68,643)        (24,892)       (100,262)
Contract terminations:
   Surrender benefits                                    (1,293,142)    (2,664,312)         (7,994)         (2,254)        (10,762)
   Death benefits                                            (5,764)       (14,783)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           19,626,608     24,758,614         977,465         335,456         995,132
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          26,054,593     52,912,969         472,528         137,195         817,788
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  56,599,547   $ 89,904,243   $   1,563,163   $     516,324   $   2,056,581
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                   35,693,830     38,763,034         440,628         133,773         793,662
Contract purchase payments                               10,206,132     10,613,214         373,699         207,784         586,557
Net transfers(1)                                         17,866,798     10,888,012         600,923         150,934         427,036
Transfers for policy loans                                 (438,885)      (379,596)           (303)         (2,508)           (835)
Policy charges                                           (1,674,253)    (1,845,739)        (62,881)        (24,421)        (91,413)
Contract terminations:
   Surrender benefits                                    (1,587,053)    (1,866,902)         (7,079)         (2,156)         (9,643)
   Death benefits                                            (7,427)       (10,454)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         60,059,142     56,161,569       1,344,987         463,406       1,705,364
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
58 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                      ------------
                                                                                                                        WF ADV VT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                                                                SM CAP GRO
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                       $    (6,871)
Net realized gain (loss) on sales of investments                                                                            5,998
Distributions from capital gains                                                                                               --
Net change in unrealized appreciation or depreciation of investments                                                      119,675
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                                           118,802
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                                                                                472,088
Net transfers(1)                                                                                                          287,125
Transfers for policy loans                                                                                                 (7,779)
Policy charges                                                                                                            (61,258)
Contract terminations:
   Surrender benefits                                                                                                      (7,726)
   Death benefits                                                                                                              --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                            682,450
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                           390,822
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                             $ 1,192,074
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                                                                                    380,408
Contract purchase payments                                                                                                448,760
Net transfers(1)                                                                                                          273,224
Transfers for policy loans                                                                                                 (7,652)
Policy charges                                                                                                            (58,328)
Contract terminations:
   Surrender benefits                                                                                                      (7,517)
   Death benefits                                                                                                              --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                        1,028,895
==================================================================================================================================


(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 59
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of IDS Life. The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is used as a funding vehicle for individual variable life insurance policies issued by IDS Life. The following is a list of each variable life insurance product funded through the Variable Account.

RiverSource(SM) Single Premium Variable Life


RiverSource Succession Select(SM) Variable Life Insurance


RiverSource(SM) Variable Second-To-Die Life Insurance*


RiverSource(SM) Variable Universal Life


RiverSource(SM) Variable Universal Life III
RiverSource(SM) Variable Universal Life IV
RiverSource(SM) Variable Universal Life IV - Estate Series
IDS Life Single Premium Variable Life Insurance Policy (IDSL SPVL)*

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds). The Funds are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.


SUBACCOUNT                          FUND
-----------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I              AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II             AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I               AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II              AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I               AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                   AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I              AIM V.I. Financial Services Fund, Series I Shares
AIM VI Tech, Ser I                  AIM V.I. Technology Fund, Series I Shares(1)
AB VPS Gro & Inc, Cl B              AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B               AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Intl, Cl I                    American Century VP International, Class I
AC VP Intl, Cl II                   American Century VP International, Class II
AC VP Val, Cl I                     American Century VP Value, Class I
AC VP Val, Cl II                    American Century VP Value, Class II
Calvert VS Social Bal               Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B               Columbia High Yield Fund, Variable Series, Class B(2)
CS Mid-Cap Gro                      Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                       Credit Suisse Trust - Small Cap Growth Portfolio
EG VA Fundamental Lg Cap, Cl 2      Evergreen VA Fundamental Large Cap Fund - Class 2
Fid VIP Gro & Inc, Serv Cl          Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2        Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl            Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2          Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl           Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2         Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Real Est, Cl 2         FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2       FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2      FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2           FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Structd Sm Cap Eq            Goldman Sachs VIT Structured Small Cap Equity Fund
                                      (previously Goldman Sachs VIT Core(SM) Small Cap Equity Fund)
GS VIT Structd U.S. Eq              Goldman Sachs VIT Structured U.S. Equity Fund
                                      (previously Goldman Sachs VIT Core(SM) U.S. Equity Fund)
GS VIT Mid Cap Val                  Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv       Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv          Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv       Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq               Lazard Retirement International Equity Portfolio
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
60 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

SUBACCOUNT                          FUND
-------------------------------------------------------------------------------------------------------------------
MFS Inv Gro Stock, Serv Cl          MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl              MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv           Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv       Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv       Oppenheimer Strategic Bond Fund/VA, Service Shares
Pioneer Eq Inc VCT, Cl II           Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Europe VCT, Cl II           Pioneer Europe VCT Portfolio - Class II Shares
Put VT Health Sciences, Cl IB       Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IB              Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB               Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB          Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA               Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                 Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                          RiverSource(SM) Variable Portfolio - Balanced Fund(3)
                                       (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                    RiverSource(SM) Variable Portfolio - Cash Management Fund(4)
                                       (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Core Bond                    RiverSource(SM) Variable Portfolio - Core Bond Fund
                                       (previously AXP(R) Variable Portfolio - Core Bond Fund)
RVS VP Div Bond                     RiverSource(SM) Variable Portfolio - Diversified Bond Fund(5)
                                       (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Div Eq Inc                   RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund(6)
                                       (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RVS VP Emer Mkts                    RiverSource(SM) Variable Portfolio - Emerging Markets Fund
                                       (previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)
RVS VP Global Bond                  RiverSource(SM) Variable Portfolio - Global Bond Fund
                                       (previously AXP(R) Variable Portfolio - Global Bond Fund)
RVS VP Global Inflation Prot Sec    RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund
                                       (previously AXP(R) Variable Portfolio - Inflation Protected Securities Fund)
RVS VP Gro                          RiverSource(SM) Variable Portfolio - Growth Fund
                                       (previously AXP(R) Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond                RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                                       (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RVS VP Inc Opp                      RiverSource(SM) Variable Portfolio - Income Opportunities Fund
                                       (previously AXP(R) Variable Portfolio - Income Opportunities Fund)
RVS VP Intl Opp                     RiverSource(SM) Variable Portfolio - International Opportunity Fund(7)
                                       (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RVS VP Lg Cap Eq                    RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(8),(9)
                                       (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP Lg Cap Val                   RiverSource(SM) Variable Portfolio - Large Cap Value Fund
                                       (previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RVS VP Mid Cap Gro                  RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(10)
                                       (previously AXP(R) Variable Portfolio - Equity Select Fund)
RVS VP Mid Cap Val                  RiverSource(SM) Variable Portfolio - Mid Cap Value Fund
                                       (previously AXP(R) Variable Portfolio - Mid Cap Value Fund)
RVS VP New Dim                      RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(9)
                                       (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RVS VP S&P 500                      RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
                                       (previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RVS VP Select Val                   RiverSource(SM) Variable Portfolio - Select Value Fund
                                       (previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RVS VP Short Duration               RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund(11)
                                       (previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RVS VP Sm Cap Adv                   RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
                                       (previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RVS VP Sm Cap Val                   RiverSource(SM) Variable Portfolio - Small Cap Value Fund
                                       (previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
RVS VP Strategy Aggr                RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(10)
                                       (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 61
--------------------------------------------------------------------------------

SUBACCOUNT                      FUND
--------------------------------------------------------------------------------
Royce Micro-Cap                 Royce Micro-Cap Portfolio
Third Ave Val                   Third Avenue Value Portfolio
Wanger Intl Sm Cap              Wanger International Small Cap
Wanger U.S. Sm Co               Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc           Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core             Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                   Wells Fargo Advantage VT Opportunity Fund(12)
WF Adv VT Sm Cap Gro            Wells Fargo Advantage VT Small Cap Growth Fund
--------------------------------------------------------------------------------


(1) INVESCO VIF - Telecommunications Fund merged into AIM V.I. Technology Fund, Series I Shares on April 30, 2004.


(2) Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Portfolio, Class B on April 28, 2006. Nations High Yield Bond Portfolio, Class B changed its name back to Columbia High Yield Fund, Variable Series, Class B on April 28, 2006.


(3) IDS Life Series Fund - Managed Portfolio merged into AXP(R) Variable Portfolio - Managed Fund on July 9, 2004.

(4) IDS Life Series Fund - Money Market Portfolio merged into AXP(R) Variable Portfolio - Cash Management Fund on July 9, 2004.

(5) IDS Life Series Fund - Income Portfolio merged into AXP(R) Variable Portfolio - Diversified Bond Fund on July 9, 2004.

(6) IDS Life Series Fund - Equity Income Portfolio merged into AXP(R) Variable Portfolio - Diversified Equity Income Fund on July 9, 2004.

(7) IDS Life Series Fund - International Equity Portfolio merged into AXP(R) Variable Portfolio - Threadneedle International Fund on July 9, 2004.

(8) IDS Life Series Fund - Equity Portfolio, AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.

(9) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

(10) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

(11) IDS Life Series Fund - Government Securities Portfolio merged into AXP(R) Variable Portfolio - Short Duration U.S. Government Fund on July 9, 2004.


(12) The Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage VT Opportunity Fund on or about April 11, 2005.


The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the variable life insurance policies.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life.

CORPORATE CONSOLIDATION


Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life will be renamed to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your policy.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

--------------------------------------------------------------------------------
62 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. IDS Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.5% or 0.9% of the average daily net assets of each subaccount depending on the product selected.

IDS Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the IDSL SPVL product. This charge compensates IDS Life for the risk it assumes by providing a guaranteed minimum death benefit.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $23,369,239 in 2005 and $20,712,481 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 63
--------------------------------------------------------------------------------

6. RELATED PARTY TRANSACTIONS


For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                              PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                         0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Core Bond Fund                               0.630% to 0.555%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                        0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund               0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                        1.170% to 1.095%
RiverSource(SM) Variable Portfolio - Global Bond Fund                             0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund   0.490% to 0.415%
RiverSource(SM) Variable Portfolio - Growth Fund                                  0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                         0.620% to 0.545%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                    0.640% to 0.565%
RiverSource(SM) Variable Portfolio - International Opportunity Fund               0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                        0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                         0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                          0.650% to 0.560%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                           0.730% to 0.610%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                       0.630% to 0.570%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                           0.290% to 0.260%
RiverSource(SM) Variable Portfolio - Select Value Fund                            0.810% to 0.720%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund          0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                     0.790% to 0.650%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                         1.020% to 0.920%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                     0.650% to 0.575%
---------------------------------------------------------------------------------------------------


For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund RiverSource(SM) Variable Portfolio - Large Cap Value Fund RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund RiverSource(SM) Variable Portfolio - Mid Cap Value Fund RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) RiverSource(SM) Variable Portfolio - Select Value Fund RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund RiverSource(SM) Variable Portfolio - Small Cap Value Fund RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund


The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


--------------------------------------------------------------------------------
64 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                              PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Core Bond Fund                               0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                        0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund               0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                        0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                             0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund   0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                                  0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                         0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                    0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund               0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                          0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                           0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                       0.060% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                           0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Select Value Fund                            0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund          0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                     0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                         0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                     0.060% to 0.030%
---------------------------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                              PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                         0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Core Bond Fund                               0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                        0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund               0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                        0.100% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                             0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund   0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Growth Fund                                  0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                         0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                    0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund               0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                        0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                         0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                          0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                           0.050% to 0.020%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                       0.050% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                           0.080% to 0.065%
RiverSource(SM) Variable Portfolio - Select Value Fund                            0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund          0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                     0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                         0.080% to 0.055%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                     0.060% to 0.035%
---------------------------------------------------------------------------------------------------


The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life.


SUBSEQUENT EVENT


Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.


--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 65
--------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:


SUBACCOUNT                         FUND                                                                              PURCHASES
---------------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares                             $   5,839,257
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares                                3,607,520
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares                                  1,597,047
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares                                 1,554,474
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares                                          7,586,969
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares                                               242,639
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares                                     304,744
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares                                             333,034
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)                         6,844,457
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)                      12,758,287
AC VP Intl, Cl I                   American Century VP International, Class I                                          3,765,631
AC VP Intl, Cl II                  American Century VP International, Class II                                         2,430,053
AC VP Val, Cl I                    American Century VP Value, Class I                                                 25,987,184
AC VP Val, Cl II                   American Century VP Value, Class II                                                 9,266,529
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio                             2,418,336
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B                                     31,513
CS Mid-Cap Gro                     Credit Suisse Trust - Mid-Cap Growth Portfolio                                        406,832
CS Sm Cap Gro                      Credit Suisse Trust - Small Cap Growth Portfolio                                      600,155
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2                                   1,526,477
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class                             9,456,973
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2                           8,993,479
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class                                    24,639,628
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  18,286,373
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class                                    7,307,381
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2                                  4,337,380
FTVIPT Frank Real Est, Cl 2        FTVIPT Franklin Real Estate Fund - Class 2                                         25,679,939
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2                          13,262,365
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2                                      3,350,746
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2                                 10,544,014
GS VIT Structd Sm Cap Eq           Goldman Sachs VIT Structured Small Cap Equity Fund                                  2,381,579
GS VIT Structd U.S. Eq             Goldman Sachs VIT Structured U.S. Equity Fund                                      27,182,891
GS VIT Mid Cap Val                 Goldman Sachs VIT Mid Cap Value Fund                                               49,936,693
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares                      1,010,947
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service Shares                   7,763,604
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                           740,177
Lazard Retire Intl Eq              Lazard Retirement International Equity Portfolio                                   12,432,841
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class                                5,355,738
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class                                         1,519,698
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class                                             1,944,164
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares                                  75,772
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                              79,070
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares                                    267,588
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares                               2,254,089
Pioneer Europe VCT, Cl II          Pioneer Europe VCT Portfolio - Class II Shares                                        211,065
Put VT Health Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares                                      741,794
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares                                         3,847,090
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares                               1,022,866
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares                    1,841,904
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares                                  3,346,878
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares                                                844,073
RVS VP Bal                         RiverSource(SM) Variable Portfolio - Balanced Fund                                 23,088,432
RVS VP Cash Mgmt                   RiverSource(SM) Variable Portfolio - Cash Management Fund                          24,577,734
RVS VP Core Bond                   RiverSource(SM) Variable Portfolio - Core Bond Fund                                    83,427
RVS VP Div Bond                    RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         26,536,334
RVS VP Div Eq Inc                  RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund               102,974,872
RVS VP Emer Mkts                   RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         16,085,363
RVS VP Global Bond                 RiverSource(SM) Variable Portfolio - Global Bond Fund                              14,464,592
RVS VP Global Inflation Prot Sec   RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund        71,543
RVS VP Gro                         RiverSource(SM) Variable Portfolio - Growth Fund                                   31,181,348
RVS VP Hi Yield Bond               RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          18,891,965
RVS VP Inc Opp                     RiverSource(SM) Variable Portfolio - Income Opportunities Fund                         24,301
RVS VP Intl Opp                    RiverSource(SM) Variable Portfolio - International Opportunity Fund                 7,555,945
RVS VP Lg Cap Eq                   RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         11,287,410
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
66 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

SUBACCOUNT                         FUND                                                                              PURCHASES
---------------------------------------------------------------------------------------------------------------------------------
RVS VP Lg Cap Val                  RiverSource(SM) Variable Portfolio - Large Cap Value Fund                       $       8,201
RVS VP Mid Cap Gro                 RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                            1,740,457
RVS VP Mid Cap Val                 RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                               116,591
RVS VP New Dim                     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                         4,950,304
RVS VP S&P 500                     RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            10,678,282
RVS VP Select Val                  RiverSource(SM) Variable Portfolio - Select Value Fund                                 10,292
RVS VP Short Duration              RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund            6,988,528
RVS VP Sm Cap Adv                  RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                       8,127,979
RVS VP Sm Cap Val                  RiverSource(SM) Variable Portfolio - Small Cap Value Fund                           5,391,409
RVS VP Strategy Aggr               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                         514,841
Royce Micro-Cap                    Royce Micro-Cap Portfolio                                                           5,732,611
Third Ave Val                      Third Avenue Value Portfolio                                                       14,830,341
Wanger Intl Sm Cap                 Wanger International Small Cap                                                     27,741,722
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies                                                      27,896,055
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund                                      1,495,537
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund                                      443,513
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund                                             709,289
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund                                        894,528
---------------------------------------------------------------------------------------------------------------------------------


8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2005:

                AIM VI CAP      AIM VI CAP      AIM VI CAP       AIM VI CAP    AIM VI CORE
PRICE LEVEL     APPR, SER I    APPR, SER II     DEV, SER I      DEV, SER II     EQ, SER I
              -----------------------------------------------------------------------------
0.65%            $     --         $    --         $    --          $   --         $   --
0.90%                0.73            1.18            1.19            1.26           1.58
-------------------------------------------------------------------------------------------


                                  AIM VI                           AB VPS        AB VPS
                AIM VI DYN,      FIN SERV,     AIM VI TECH,      GRO & INC,     INTL VAL,
PRICE LEVEL        SER I           SER I           SER I            CL B          CL B
              ----------------------------------------------------------------------------
0.65%            $     --         $    --         $    --          $   --         $   --
0.90%                1.32            1.21            1.04            1.17           1.69
------------------------------------------------------------------------------------------


                AC VP INTL,     AC VP INTL,     AC VP VAL,       AC VP VAL,    CALVERT VS
PRICE LEVEL        CL I            CL II           CL I            CL II       SOCIAL BAL
              ----------------------------------------------------------------------------
0.65%            $     --         $    --         $    --          $   --         $   --
0.90%                0.79            1.27            1.51            1.29           1.04
------------------------------------------------------------------------------------------

                                                                   EG VA          FID VIP
               COL HI YIELD,    CS MID-CAP       CS SM CAP      FUNDAMENTAL     GRO & INC,
PRICE LEVEL       VS CL B           GRO             GRO         LG CAP, CL 2      SERV CL
              ----------------------------------------------------------------------------
0.65%            $     --         $    --         $    --          $   --         $    --
0.90%                1.00            0.96            1.19            1.09            1.01
------------------------------------------------------------------------------------------

                  FID VIP         FID VIP         FID VIP         FID VIP        FID VIP
                GRO & INC,       MID CAP,        MID CAP,        OVERSEAS,      OVERSEAS,
PRICE LEVEL      SERV CL 2        SERV CL        SERV CL 2        SERV CL       SERV CL 2
              ----------------------------------------------------------------------------
0.65%            $     --         $    --         $    --          $   --         $   --
0.90%                1.21            2.00            1.69            1.02           1.44
------------------------------------------------------------------------------------------


                FTVIPT FRANK    FTVIPT FRANK       FTVIPT          FTVIPT         GS VIT
                  REAL EST,      SM CAP VAL,    MUTUAL SHARES     TEMP FOR      STRUCTD SM
PRICE LEVEL         CL 2            CL 2          SEC, CL 2      SEC, CL 2        CAP EQ
              -----------------------------------------------------------------------------
0.65%            $     --         $    --         $    --          $   --         $   --
0.90%                2.47            1.99            1.26            1.22           1.55
-------------------------------------------------------------------------------------------

                                  GS VIT        JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
              GS VIT STRUCTD      MID CAP       GLOBAL TECH,     INTL GRO,     MID CAP GRO,
PRICE LEVEL      U.S. EQ            VAL             SERV           SERV            SERV
              -----------------------------------------------------------------------------
0.65%            $     --         $    --         $    --         $    --         $   --
0.90%                0.94            2.23            0.42            0.96           0.57
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 67
--------------------------------------------------------------------------------

              LAZARD RETIRE     MFS INV GRO    MFS NEW DIS,    MFS UTILITIES,    OPPEN GLOBAL
PRICE LEVEL      INTL EQ      STOCK, SERV CL     SERV CL          SERV CL        SEC VA, SERV
              --------------------------------------------------------------------------------
0.65%            $   --           $   --          $    --          $   --           $    --
0.90%              1.02             0.67             0.89            1.77              1.08
----------------------------------------------------------------------------------------------

              OPPEN MAIN ST        OPPEN          PIONEER         PIONEER        PUT VT HEALTH
                 SM CAP       STRATEGIC BOND       EQ INC          EUROPE          SCIENCES,
PRICE LEVEL     VA, SERV         VA, SERV       VCT, CL II       VCT, CL II          CL IB
              --------------------------------------------------------------------------------
0.65%            $   --           $   --          $    --          $   --           $    --
0.90%              1.06             1.00             1.21            1.36              1.20
----------------------------------------------------------------------------------------------

                 PUT VT           PUT VT          PUT VT           PUT VT           PUT VT
                HI YIELD,        INTL EQ,      INTL NEW OPP,      NEW OPP,          VISTA,
PRICE LEVEL       CL IB            CL IB           CL IB           CL IA             CL IB
              ------------------------------------------------------------------------------
0.65%            $   --           $   --          $    --          $   --           $    --
0.90%              1.28             1.32             0.76            1.37              0.71
--------------------------------------------------------------------------------------------

                 RVS VP           RVS VP          RVS VP           RVS VP           RVS VP
PRICE LEVEL        BAL           CASH MGMT       CORE BOND        DIV BOND        DIV EQ INC
              -------------------------------------------------------------------------------
0.65%            $ 1.12           $ 1.02          $    --          $ 1.05           $    --
0.90%              0.98             1.07             1.00            1.30              1.48
---------------------------------------------------------------------------------------------

                                                  RVS VP
                                  RVS VP          GLOBAL                            RVS VP
                 RVS VP           GLOBAL         INFLATION         RVS VP          HI YIELD
PRICE LEVEL     EMER MKTS          BOND          PROT SEC            GRO             BOND
              ------------------------------------------------------------------------------
0.65%            $   --           $   --          $    --          $   --           $    --
0.90%              1.61             1.41             1.01            0.54              1.26
--------------------------------------------------------------------------------------------

                 RVS VP           RVS VP          RVS VP           RVS VP           RVS VP
PRICE LEVEL      INC OPP         INTL OPP        LG CAP EQ       LG CAP VAL       MID CAP GRO
              --------------------------------------------------------------------------------
0.65%            $   --           $   --          $  1.12          $   --           $   --
0.90%              1.00             0.82             0.75            1.03             1.23
----------------------------------------------------------------------------------------------

                 RVS VP           RVS VP          RVS VP           RVS VP           RVS VP
PRICE LEVEL    MID CAP VAL        NEW DIM         S&P 500        SELECT VAL     SHORT DURATION
              ---------------------------------------------------------------------------------
0.65%            $   --           $   --          $    --          $   --           $  1.01
0.90%              1.06             0.84             0.87            0.99              1.20
-----------------------------------------------------------------------------------------------

                 RVS VP           RVS VP          RVS VP           ROYCE           THIRD AVE
PRICE LEVEL    SM CAP ADV       SM CAP VAL     STRATEGY AGGR     MICRO-CAP            VAL
              --------------------------------------------------------------------------------
0.65%           $   --            $   --          $    --          $   --           $    --
0.90%             1.36              1.38             0.58            2.35              2.40
----------------------------------------------------------------------------------------------


                 WANGER           WANGER         WF ADV VT       WF ADV VT         WF ADV VT
PRICE LEVEL    INTL SM CAP      U.S. SM CO      ASSET ALLOC      INTL CORE            OPP
              --------------------------------------------------------------------------------
0.65%            $   --           $   --          $    --          $   --           $    --
0.90%              1.14             1.77             1.21            1.21              1.29
----------------------------------------------------------------------------------------------

                                                                                   WF ADV VT
PRICE LEVEL                                                                       SM CAP GRO
                                                                                --------------
0.65%                                                                               $    --
0.90%                                                                                  1.22
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
68 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The following is a summary of units outstanding at Dec. 31, 2005:

                AIM VI CAP       AIM VI CAP      AIM VI CAP      AIM VI CAP     AIM VI CORE
PRICE LEVEL     APPR, SER I     APPR, SER II     DEV, SER I      DEV, SER II     EQ, SER I
              ------------------------------------------------------------------------------
0.65%                   --                --              --             --              --
0.90%           31,303,843         6,402,321      11,370,172      2,529,861     179,117,535
--------------------------------------------------------------------------------------------
Total           31,303,843         6,402,321      11,370,172      2,529,861     179,117,535
--------------------------------------------------------------------------------------------


                                   AIM VI                          AB VPS          AB VPS
                AIM VI DYN,       FIN SERV,     AIM VI TECH,     GRO & INC,      INTL VAL,
PRICE LEVEL        SER I            SER I          SER I            CL B            CL B
              ------------------------------------------------------------------------------
0.65%                   --              --                --             --              --
0.90%              543,844         574,303           903,572     11,479,016      13,591,097
--------------------------------------------------------------------------------------------
Total              543,844         574,303           903,572     11,479,016      13,591,097
--------------------------------------------------------------------------------------------


                AC VP INTL,      AC VP INTL,     AC VP VAL,      AC VP VAL,      CALVERT VS
PRICE LEVEL        CL I             CL II           CL I            CL II        SOCIAL BAL
              ------------------------------------------------------------------------------
0.65%                   --               --               --             --              --
0.90%           37,105,900         4,671,924      81,803,295     13,802,559       7,999,846
--------------------------------------------------------------------------------------------
Total           37,105,900         4,671,924      81,803,295     13,802,559       7,999,846
--------------------------------------------------------------------------------------------

                                                                    EG VA         FID VIP
               COL HI YIELD,     CS MID-CAP       CS SM CAP      FUNDAMENTAL     GRO & INC,
PRICE LEVEL       VS CL B            GRO             GRO        LG CAP, CL 2      SERV CL
              ------------------------------------------------------------------------------
0.65%                  --               --                --             --              --
0.90%               31,265       4,219,414        17,235,293      2,220,670     110,214,411
--------------------------------------------------------------------------------------------
Total               31,265       4,219,414        17,235,293      2,220,670     110,214,411
--------------------------------------------------------------------------------------------

                  FID VIP          FID VIP         FID VIP         FID VIP        FID VIP
                GRO & INC,         MID CAP,        MID CAP,       OVERSEAS,      OVERSEAS,
PRICE LEVEL      SERV CL 2         SERV CL        SERV CL 2        SERV CL       SERV CL 2
              ------------------------------------------------------------------------------
0.65%                   --                --              --             --              --
0.90%           21,756,762       113,269,739      27,046,296     44,720,166       8,634,798
--------------------------------------------------------------------------------------------
Total           21,756,762       113,269,739      27,046,296     44,720,166       8,634,798
--------------------------------------------------------------------------------------------


               FTVIPT FRANK     FTVIPT FRANK       FTVIPT          FTVIPT          GS VIT
                 REAL EST,       SM CAP VAL,    MUTUAL SHARES     TEMP FOR       STRUCTD SM
PRICE LEVEL        CL 2             CL 2          SEC, CL 2       SEC, CL 2        CAP EQ
              ------------------------------------------------------------------------------
0.65%                   --                --              --             --              --
0.90%           43,698,391        23,267,706       5,331,492     57,133,641       8,156,632
--------------------------------------------------------------------------------------------
Total           43,698,391        23,267,706       5,331,492     57,133,641       8,156,632
--------------------------------------------------------------------------------------------

                                   GS VIT        JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
              GS VIT STRUCTD       MID CAP      GLOBAL TECH,      INTL GRO,     MID CAP GRO,
PRICE LEVEL       U.S. EQ            VAL            SERV            SERV            SERV
              ------------------------------------------------------------------------------
0.65%                   --                --              --             --              --
0.90%           75,356,849        69,180,608      20,674,047     48,928,295      20,736,843
--------------------------------------------------------------------------------------------
Total           75,356,849        69,180,608      20,674,047     48,928,295      20,736,843
--------------------------------------------------------------------------------------------


                                                                     MFS
               LAZARD RETIRE     MFS INV GRO    MFS NEW DIS,     UTILITIES,     OPPEN GLOBAL
PRICE LEVEL       INTL EQ      STOCK, SERV CL      SERV CL         SERV CL      SEC VA, SERV
              ------------------------------------------------------------------------------
0.65%                 --                  --              --             --              --
0.90%           45,316,524        53,002,892      30,257,997      1,757,499          71,682
--------------------------------------------------------------------------------------------
Total           45,316,524        53,002,892      30,257,997      1,757,499          71,682
--------------------------------------------------------------------------------------------

               OPPEN MAIN ST        OPPEN          PIONEER         PIONEER     PUT VT HEALTH
                  SM CAP       STRATEGIC BOND      EQ INC          EUROPE        SCIENCES,
PRICE LEVEL      VA, SERV         VA, SERV       VCT, CL II      VCT, CL II        CL IB
              ------------------------------------------------------------------------------
0.65%                 --                  --              --             --              --
0.90%             73,106             267,980       3,162,300        242,170       1,519,537
--------------------------------------------------------------------------------------------
Total             73,106             267,980       3,162,300        242,170       1,519,537
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 69
--------------------------------------------------------------------------------

                PUT VT         PUT VT          PUT VT         PUT VT           PUT VT
               HI YIELD,      INTL EQ,      INTL NEW OPP,    NEW OPP,          VISTA,
PRICE LEVEL      CL IB         CL IB            CL IB         CL IA            CL IB
              --------------------------------------------------------------------------
0.65%                   --           --              --             --               --
0.90%           14,202,500    2,512,321      20,915,832    149,195,541       18,854,169
----------------------------------------------------------------------------------------
Total           14,202,500    2,512,321      20,915,832    149,195,541       18,854,169
----------------------------------------------------------------------------------------

                RVS VP           RVS VP          RVS VP         RVS VP          RVS VP
PRICE LEVEL       BAL          CASH MGMT        CORE BOND      DIV BOND       DIV EQ INC
              ----------------------------------------------------------------------------
0.65%           11,788,352        908,980              --      2,355,189               --
0.90%          328,989,186     71,166,832          81,570    109,343,351      179,393,654
------------------------------------------------------------------------------------------
Total          340,777,538     72,075,812          81,570    111,698,540      179,393,654
------------------------------------------------------------------------------------------

                                                 RVS VP
                                 RVS VP          GLOBAL                          RVS VP
                RVS VP           GLOBAL         INFLATION       RVS VP          HI YIELD
PRICE LEVEL    EMER MKTS          BOND          PROT SEC         GRO              BOND
              ----------------------------------------------------------------------------
0.65%                   --             --            --               --               --
0.90%           19,619,524     24,417,085        69,892      123,244,315       58,224,816
------------------------------------------------------------------------------------------
Total           19,619,524     24,417,085        69,892      123,244,315       58,224,816
------------------------------------------------------------------------------------------

                RVS VP          RVS VP          RVS VP         RVS VP           RVS VP
PRICE LEVEL     INC OPP        INTL OPP        LG CAP EQ     LG CAP VAL      MID CAP GRO
              ----------------------------------------------------------------------------
0.65%                   --             --       4,087,302             --               --
0.90%               23,226    265,961,933     672,152,770          7,782        4,302,893
------------------------------------------------------------------------------------------
Total               23,226    265,961,933     676,240,072          7,782        4,302,893
------------------------------------------------------------------------------------------

                RVS VP          RVS VP          RVS VP         RVS VP          RVS VP
PRICE LEVEL   MID CAP VAL      NEW DIM          S&P 500      SELECT VAL    SHORT DURATION
              ----------------------------------------------------------------------------
0.65%                   --             --              --             --        1,748,138
0.90%              110,840    145,585,240      67,699,407         10,142       37,276,955
------------------------------------------------------------------------------------------
Total              110,840    145,585,240      67,699,407         10,142       39,025,093
------------------------------------------------------------------------------------------

                RVS VP         RVS VP          RVS VP         ROYCE           THIRD AVE
PRICE LEVEL   SM CAP ADV     SM CAP VAL     STRATEGY AGGR   MICRO-CAP            VAL
              ----------------------------------------------------------------------------
0.65%                   --           --               --            --                 --
0.90%           23,709,872    8,998,422       13,930,583    45,852,354         59,381,128
------------------------------------------------------------------------------------------
Total           23,709,872    8,998,422       13,930,583    45,852,354         59,381,128
------------------------------------------------------------------------------------------


                WANGER          WANGER         WF ADV VT       WF ADV VT       WF ADV VT
PRICE LEVEL   INTL SM CAP     U.S. SM CO      ASSET ALLOC      INTL CORE          OPP
              ----------------------------------------------------------------------------
0.65%                   --             --              --             --               --
0.90%           87,136,920     73,417,434       2,353,335        745,533        2,084,002
------------------------------------------------------------------------------------------
Total           87,136,920     73,417,434       2,353,335        745,533        2,084,002
------------------------------------------------------------------------------------------

                                                                              WF ADV VT
PRICE LEVEL                                                                   SM CAP GRO
                                                                              ------------
0.65%                                                                                  --
0.90%                                                                           1,728,908
------------------------------------------------------------------------------------------
Total                                                                           1,728,908
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
70 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The following is a summary of net assets at Dec. 31, 2005:

                  AIM VI CAP         AIM VI CAP        AIM VI CAP      AIM VI CAP       AIM VI CORE
PRICE LEVEL       APPR, SER I       APPR, SER II       DEV, SER I      DEV, SER II       EQ, SER I
                ---------------------------------------------------------------------------------------
0.65%           $            --    $           --    $          --   $           --   $             --
0.90%                22,893,828         7,572,514       13,491,242        3,191,181        283,360,147
-------------------------------------------------------------------------------------------------------
Total           $    22,893,828    $    7,572,514    $  13,491,242   $    3,191,181   $    283,360,147
-------------------------------------------------------------------------------------------------------


                                       AIM VI                            AB VPS             AB VPS
                  AIM VI DYN,         FIN SERV,       AIM VI TECH,     GRO & INC,         INTL VAL,
PRICE LEVEL          SER I              SER I            SER I            CL B               CL B
                ---------------------------------------------------------------------------------------
0.65%           $            --    $           --    $          --   $           --   $             --
0.90%                   717,486           697,157          939,260       13,426,728         23,004,673
-------------------------------------------------------------------------------------------------------
Total           $       717,486    $      697,157    $     939,260   $   13,426,728   $     23,004,673
-------------------------------------------------------------------------------------------------------


                  AC VP INTL,       AC VP INTL,        AC VP VAL,      AC VP VAL,        CALVERT VS
PRICE LEVEL          CL I              CL II              CL I           CL II           SOCIAL BAL
                ---------------------------------------------------------------------------------------
0.65%           $            --    $           --    $          --   $           --   $             --
0.90%                29,378,472         5,949,544      123,293,260       17,821,340          8,290,693
-------------------------------------------------------------------------------------------------------
Total           $    29,378,472    $    5,949,544    $ 123,293,260   $   17,821,340   $      8,290,693
-------------------------------------------------------------------------------------------------------

                                                                         EG VA             FID VIP
                 COL HI YIELD,       CS MID-CAP        CS SM CAP       FUNDAMENTAL        GRO & INC,
PRICE LEVEL         VS CL B             GRO               GRO         LG CAP, CL 2         SERV CL
                ---------------------------------------------------------------------------------------
0.65%           $            --    $           --    $          --   $           --   $             --
0.90%                    31,329         4,050,634       20,575,994        2,427,636        111,455,717
-------------------------------------------------------------------------------------------------------
Total           $        31,329    $    4,050,634    $  20,575,994   $    2,427,636   $    111,455,717
-------------------------------------------------------------------------------------------------------

                    FID VIP            FID VIP          FID VIP          FID VIP           FID VIP
                   GRO & INC,         MID CAP,          MID CAP,        OVERSEAS,         OVERSEAS,
PRICE LEVEL        SERV CL 2           SERV CL         SERV CL 2         SERV CL          SERV CL 2
                ---------------------------------------------------------------------------------------
0.65%           $            --    $           --    $          --   $           --   $             --
0.90%                26,375,288       226,755,617       45,718,014       45,739,706         12,406,948
-------------------------------------------------------------------------------------------------------
Total           $    26,375,288    $  226,755,617    $  45,718,014   $   45,739,706   $     12,406,948
-------------------------------------------------------------------------------------------------------


                  FTVIPT FRANK      FTVIPT FRANK        FTVIPT           FTVIPT            GS VIT
                   REAL EST,        SM CAP VAL,      MUTUAL SHARES      TEMP FOR         STRUCTD SM
PRICE LEVEL           CL 2              CL 2           SEC, CL 2        SEC, CL 2          CAP EQ
                ---------------------------------------------------------------------------------------
0.65%           $            --    $           --    $          --   $           --   $             --
0.90%               108,134,780        46,374,484        6,691,561       69,697,863         12,681,030
-------------------------------------------------------------------------------------------------------
Total           $   108,134,780    $   46,374,484    $   6,691,561   $   69,697,863   $     12,681,030
-------------------------------------------------------------------------------------------------------

                                      GS VIT         JANUS ASPEN      JANUS ASPEN       JANUS ASPEN
                GS VIT STRUCTD        MID CAP        GLOBAL TECH,       INTL GRO,       MID CAP GRO,
PRICE LEVEL        U.S. EQ              VAL              SERV             SERV              SERV
                ---------------------------------------------------------------------------------------
0.65%           $            --    $           --    $          --   $           --   $             --
0.90%                71,196,214       154,329,843        8,646,616       46,820,675         11,766,718
-------------------------------------------------------------------------------------------------------
Total           $    71,196,214    $  154,329,843    $   8,646,616   $   46,820,675   $     11,766,718
-------------------------------------------------------------------------------------------------------


                 LAZARD RETIRE       MFS INV GRO     MFS NEW DIS,    MFS UTILITIES,     OPPEN GLOBAL
PRICE LEVEL         INTL EQ        STOCK, SERV CL       SERV CL          SERV CL        SEC VA, SERV
                ---------------------------------------------------------------------------------------
0.65%           $            --    $           --    $          --   $           --   $             --
0.90%                46,195,253        35,398,924       26,886,000        3,107,820             77,597
-------------------------------------------------------------------------------------------------------
Total           $    46,195,253    $   35,398,924    $  26,886,000   $    3,107,820   $         77,597
-------------------------------------------------------------------------------------------------------

                 OPPEN MAIN ST         OPPEN            PIONEER         PIONEER        PUT VT HEALTH
                    SM CAP         STRATEGIC BOND       EQ INC           EUROPE           SCIENCES,
PRICE LEVEL        VA, SERV           VA, SERV        VCT, CL II       VCT, CL II          CL IB
                ---------------------------------------------------------------------------------------
0.65%           $            --    $           --    $          --   $           --   $             --
0.90%                    77,278           268,200        3,820,745          329,024          1,827,860
-------------------------------------------------------------------------------------------------------
Total           $        77,278    $      268,200    $   3,820,745   $      329,024   $      1,827,860
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 71
--------------------------------------------------------------------------------

                    PUT VT             PUT VT           PUT VT          PUT VT             PUT VT
                   HI YIELD,          INTL EQ,       INTL NEW OPP,      NEW OPP,           VISTA,
PRICE LEVEL          CL IB             CL IB            CL IB            CL IA             CL IB
                -------------------------------------------------------------------------------------
0.65%            $          --     $          --     $         --     $         --     $          --
0.90%               18,173,982         3,327,598       15,847,593      203,806,887        13,336,607
-----------------------------------------------------------------------------------------------------
Total            $  18,173,982     $   3,327,598     $ 15,847,593     $203,806,887     $  13,336,607
-----------------------------------------------------------------------------------------------------

                     RVS VP            RVS VP           RVS VP           RVS VP            RVS VP
PRICE LEVEL           BAL            CASH MGMT         CORE BOND        DIV BOND         DIV EQ INC
                -------------------------------------------------------------------------------------
0.65%            $  13,187,862     $     928,433     $         --     $  2,469,125      $         --
0.90%              321,750,842        76,461,282           82,319      142,165,180       264,999,004
-----------------------------------------------------------------------------------------------------
Total            $ 334,938,704     $  77,389,715     $     82,319     $144,634,305      $264,999,004
-----------------------------------------------------------------------------------------------------

                                                         RVS VP
                                       RVS VP            GLOBAL                            RVS VP
                     RVS VP            GLOBAL          INFLATION         RVS VP           HI YIELD
PRICE LEVEL        EMER MKTS            BOND            PROT SEC           GRO              BOND
                -------------------------------------------------------------------------------------
0.65%            $          --     $          --     $         --     $         --      $         --
0.90%               31,607,200        34,407,690           71,634       66,227,843        73,431,890
-----------------------------------------------------------------------------------------------------
Total            $  31,607,200     $  34,407,690     $     71,634     $ 66,227,843      $ 73,431,890
-----------------------------------------------------------------------------------------------------

                     RVS VP            RVS VP           RVS VP           RVS VP            RVS VP
PRICE LEVEL         INC OPP           INTL OPP         LG CAP EQ       LG CAP VAL       MID CAP GRO
                -------------------------------------------------------------------------------------
0.65%            $          --     $          --     $  4,587,666     $         --      $         --
0.90%                   24,304       218,124,817      506,738,088            8,039         5,299,253
-----------------------------------------------------------------------------------------------------
Total            $      24,304     $ 218,124,817     $511,325,754     $      8,039      $  5,299,253
-----------------------------------------------------------------------------------------------------

                     RVS VP            RVS VP           RVS VP           RVS VP            RVS VP
PRICE LEVEL       MID CAP VAL          NEW DIM          S&P 500        SELECT VAL      SHORT DURATION
                --------------------------------------------------------------------------------------
0.65%            $          --     $          --     $         --     $         --      $  1,772,956
0.90%                  117,492       122,445,944       58,685,770           10,079        44,744,128
------------------------------------------------------------------------------------------------------
Total            $     117,492     $ 122,445,944     $ 58,685,770     $     10,079      $ 46,517,084
------------------------------------------------------------------------------------------------------

                     RVS VP           RVS VP            RVS VP           ROYCE           THIRD AVE
PRICE LEVEL        SM CAP ADV       SM CAP VAL       STRATEGY AGGR      MICRO-CAP           VAL
                -------------------------------------------------------------------------------------
0.65%            $          --     $          --     $         --     $         --      $         --
0.90%               32,162,290        12,386,072        8,110,707      107,694,778       142,433,203
-----------------------------------------------------------------------------------------------------
Total            $  32,162,290     $  12,386,072     $  8,110,707     $107,694,778      $142,433,203
-----------------------------------------------------------------------------------------------------


                     WANGER            WANGER          WF ADV VT        WF ADV VT         WF ADV VT
PRICE LEVEL       INTL SM CAP        U.S. SM CO       ASSET ALLOC       INTL CORE            OPP
                -------------------------------------------------------------------------------------
0.65%            $          --     $          --     $         --     $         --      $         --
0.90%               98,902,228       129,586,322        2,845,781          902,902         2,685,221
-----------------------------------------------------------------------------------------------------
Total            $  98,902,228     $ 129,586,322     $  2,845,781     $    902,902      $  2,685,221
-----------------------------------------------------------------------------------------------------

                                                                                          WF ADV VT
PRICE LEVEL                                                                              SM CAP GRO
                                                                                        -------------
0.65%                                                                                   $         --
0.90%                                                                                      2,108,964
-----------------------------------------------------------------------------------------------------
Total                                                                                   $  2,108,964
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
72 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2005 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense. The majority of these subaccounts only offer one price level.

                                       AT DEC. 31                                    FOR THE YEAR ENDED DEC. 31
                         --------------------------------------   -----------------------------------------------------------------
                                  ACCUMULATION UNIT               INVESTMENT
                          UNITS         VALUE        NET ASSETS     INCOME        EXPENSE RATIO             TOTAL RETURN
                          (000S)  LOWEST TO HIGHEST    (000S)      RATIO(1)    LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                         ----------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2005                      31,304   $ 0.73 to $0.73    $ 22,894       0.07%        0.90% to 0.90%       7.86%       to   7.86%
2004                      24,807   $ 0.68 to $0.68    $ 16,820         --         0.90% to 0.90%       5.67%       to   5.67%
2003                      16,294   $ 0.64 to $0.64    $ 10,455         --         0.90% to 0.90%      28.00%       to  28.00%
2002                      11,893   $ 0.50 to $0.50    $  5,945         --         0.90% to 0.90%     (25.37%)      to (25.37%)
2001                       6,567   $ 0.67 to $0.67    $  4,380         --         0.90% to 0.90%     (23.86%)      to (23.86%)
-----------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2005                       6,402   $ 1.18 to $1.18    $  7,573         --         0.90% to 0.90%       7.61%       to   7.61%
2004                       3,292   $ 1.10 to $1.10    $  3,619         --         0.90% to 0.90%       5.38%       to   5.38%
2003                         673   $ 1.04 to $1.04    $    702         --         0.90% to 0.90%      28.40%       to  28.40%
2002                          33   $ 0.81 to $0.81    $     27         --         0.90% to 0.90%     (19.00%)(4)   to (19.00%)(4)
2001                          --       --       --          --         --           --       --
-----------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2005                      11,370   $ 1.19 to $1.19    $ 13,491         --         0.90% to 0.90%       8.63%       to   8.63%
2004                      11,772   $ 1.09 to $1.09    $ 12,859         --         0.90% to 0.90%      14.46%       to  14.46%
2003                       9,204   $ 0.95 to $0.95    $  8,783         --         0.90% to 0.90%      33.80%       to  33.80%
2002                       6,829   $ 0.71 to $0.71    $  4,858         --         0.90% to 0.90%     (21.98%)      to (21.98%)
2001                       4,199   $ 0.91 to $0.91    $  3,833         --         0.90% to 0.90%      (9.00%)      to  (9.00%)
-----------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2005                       2,530   $ 1.26 to $1.26    $  3,191         --         0.90% to 0.90%       8.29%       to   8.29%
2004                       1,269   $ 1.16 to $1.16    $  1,478         --         0.90% to 0.90%      14.24%       to  14.24%
2003                         226   $ 1.02 to $1.02    $    230         --         0.90% to 0.90%      34.21%       to  34.21%
2002                          25   $ 0.76 to $0.76    $     19         --         0.90% to 0.90%     (24.00%)(4)   to (24.00%)(4)
2001                          --       --       --          --         --           --       --
-----------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2005                     179,118   $ 1.58 to $1.58    $283,360       1.44%        0.90% to 0.90%       4.37%       to   4.37%
2004                     208,156   $ 1.52 to $1.52    $315,508       0.96%        0.90% to 0.90%       7.99%       to   7.99%
2003                     230,404   $ 1.40 to $1.40    $323,384       1.01%        0.90% to 0.90%      22.81%       to  22.81%
2002                     244,398   $ 1.14 to $1.14    $278,193       0.32%        0.90% to 0.90%     (16.18%)      to (16.18%)
2001                     261,263   $ 1.36 to $1.36    $355,473       0.05%        0.90% to 0.90%     (23.60%)      to (23.60%)
-----------------------------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2005                         544   $ 1.32 to $1.32    $    717         --         0.90% to 0.90%       9.73%       to   9.73%
2004                         387   $ 1.20 to $1.20    $    465         --         0.90% to 0.90%      12.32%       to  12.32%
2003                         169   $ 1.07 to $1.07    $    180         --         0.90% to 0.90%      37.18%       to  37.18%
2002                          24   $ 0.78 to $0.78    $     19         --         0.90% to 0.90%     (22.00%)(4)   to (22.00%)(4)
2001                          --       --       --          --         --           --       --
-----------------------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2005                         574   $ 1.21 to $1.21    $    697       1.64%        0.90% to 0.90%       4.96%       to   4.96%
2004                         393   $ 1.16 to $1.16    $    455       1.11%        0.90% to 0.90%       7.70%       to   7.70%
2003                         137   $ 1.07 to $1.07    $    147       1.11%        0.90% to 0.90%       7.00%(4)(*) to   7.00%(4)(*)
2002                          --       --       --          --         --         0.90% to 0.90%         --               --
2001                          --       --       --          --         --           --       --          --               --
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 73
--------------------------------------------------------------------------------

                                      AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                          -------------------------------------   ----------------------------------------------------------------
                                  ACCUMULATION UNIT               INVESTMENT
                          UNITS         VALUE        NET ASSETS     INCOME        EXPENSE RATIO             TOTAL RETURN
                          (000S)  LOWEST TO HIGHEST    (000S)      RATIO(1)    LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                          --------------------------------------------------------------------------------------------------------
AIM VI TECH, SER I
2005                         904   $1.04 to  $1.04    $    939          --        0.90% to 0.90%       1.26%       to   1.26%
2004                         666   $1.03 to  $1.03    $    684          --        0.90% to 0.90%       3.70%       to   3.70%
2003                         237   $0.99 to  $0.99    $    235          --        0.90% to 0.90%      43.48%       to  43.48%
2002                          29   $0.69 to  $0.69    $     20          --        0.90% to 0.90%     (31.00%)(4)   to (31.00%)(4)
2001                          --      --        --          --          --          --       --          --               --
----------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2005                      11,479   $1.17 to  $1.17    $ 13,427        1.21%       0.90% to 0.90%       3.66%       to   3.66%
2004                       5,592   $1.13 to  $1.13    $  6,311        0.66%       0.90% to 0.90%      10.22%       to  10.22%
2003                       1,518   $1.02 to  $1.02    $  1,554        0.48%       0.90% to 0.90%      30.77%       to  30.77%
2002                          45   $0.78 to  $0.78    $     35          --        0.90% to 0.90%     (22.00%)(4)   to (22.00%)(4)
2001                          --      --        --          --          --          --       --          --               --
----------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2005                      13,591   $1.69 to  $1.69    $ 23,005        0.46%       0.90% to 0.90%      15.48%       to  15.48%
2004                       5,345   $1.47 to  $1.47    $  7,834        0.37%       0.90% to 0.90%      23.77%       to  23.77%
2003                       1,411   $1.18 to  $1.18    $  1,671        0.17%       0.90% to 0.90%      42.17%       to  42.17%
2002                          70   $0.83 to  $0.83    $     58          --        0.90% to 0.90%     (17.00%)(4)   to (17.00%)(4)
2001                          --      --        --          --          --          --       --          --               --
----------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2005                      37,106   $0.79 to  $0.79    $ 29,378        1.10%       0.90% to 0.90%      12.24%       to  12.24%
2004                      33,765   $0.71 to  $0.71    $ 23,818        0.52%       0.90% to 0.90%      13.89%       to  13.89%
2003                      29,187   $0.62 to  $0.62    $ 18,077        0.67%       0.90% to 0.90%      24.00%       to  24.00%
2002                      21,650   $0.50 to  $0.50    $ 10,872        0.62%       0.90% to 0.90%     (21.88%)      to (21.88%)
2001                      10,087   $0.64 to  $0.64    $  6,419        0.03%       0.90% to 0.90%     (29.67%)      to (29.67%)
----------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2005                       4,672   $1.27 to  $1.27    $  5,950        0.83%       0.90% to 0.90%      12.10%       to  12.10%
2004                       2,749   $1.14 to  $1.14    $  3,123        0.22%       0.90% to 0.90%      13.75%       to  13.75%
2003                         725   $1.00 to  $1.00    $    724        0.15%       0.90% to 0.90%      23.46%       to  23.46%
2002                          24   $0.81 to  $0.81    $     20          --        0.90% to 0.90%     (19.00%)(4)   to (19.00%)(4)
2001                          --      --        --          --          --          --       --          --               --
----------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2005                      81,803   $1.51 to  $1.51    $123,293        0.83%       0.90% to 0.90%       4.09%       to   4.09%
2004                      73,576   $1.45 to  $1.45    $106,533        0.96%       0.90% to 0.90%      13.31%       to  13.31%
2003                      65,557   $1.28 to  $1.28    $ 83,773        1.00%       0.90% to 0.90%      28.00%       to  28.00%
2002                      53,830   $1.00 to  $1.00    $ 53,869        0.70%       0.90% to 0.90%     (13.79%)      to (13.79%)
2001                      28,326   $1.16 to  $1.16    $ 32,735        0.73%       0.90% to 0.90%      12.62%       to  12.62%
----------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2005                      13,803   $1.29 to  $1.29    $ 17,821        0.57%       0.90% to 0.90%       3.92%       to   3.92%
2004                       7,470   $1.24 to  $1.24    $  9,282        0.57%       0.90% to 0.90%      13.15%       to  13.15%
2003                       2,320   $1.10 to  $1.10    $  2,548        0.34%       0.90% to 0.90%      27.91%       to  27.91%
2002                         175   $0.86 to  $0.86    $    150          --        0.90% to 0.90%     (14.00%)(4)   to (14.00%)(4)
2001                          --      --        --          --          --          --       --          --               --
----------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2005                       8,000   $1.04 to  $1.04    $  8,291        2.04%       0.90% to 0.90%       4.71%       to   4.71%
2004                       6,330   $0.99 to  $0.99    $  6,266        2.03%       0.90% to 0.90%       7.29%       to   7.29%
2003                       4,376   $0.92 to  $0.92    $  4,037        2.39%       0.90% to 0.90%      17.95%       to  17.95%
2002                       2,712   $0.78 to  $0.78    $  2,116        3.89%       0.90% to 0.90%     (13.33%)      to (13.33%)
2001                       1,190   $0.90 to  $0.90    $  1,066        8.94%       0.90% to 0.90%      (7.22%)      to  (7.22%)
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
74 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

                                      AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO           TOTAL RETURN
                      (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
COL HI YIELD, VS
  CL B
2005                      31       $1.00 to $1.00       $     31          --            0.90% to 0.90%     0.21%(7)  to    0.21%(7)
2004                      --          --       --             --          --              --       --        --              --
2003                      --          --       --             --          --              --       --        --              --
2002                      --          --       --             --          --              --       --        --              --
2001                      --          --       --             --          --              --       --        --              --
------------------------------------------------------------------------------------------------------------------------------------

CS MID-CAP GRO
2005                   4,219       $0.96 to $0.96       $  4,051          --            0.90% to 0.90%     6.02%     to    6.02%
2004                   4,636       $0.91 to $0.91       $  4,200          --            0.90% to 0.90%    12.11%     to   12.11%
2003                   3,829       $0.81 to $0.81       $  3,093          --            0.90% to 0.90%    42.11%     to   42.11%
2002                   2,256       $0.57 to $0.57       $  1,282          --            0.90% to 0.90%   (29.63%)    to  (29.63%)
2001                   1,795       $0.81 to $0.81       $  1,457          --            0.90% to 0.90%   (17.35%)    to  (17.35%)
------------------------------------------------------------------------------------------------------------------------------------

CS SM CAP GRO
2005                  17,235       $1.19 to $1.19       $ 20,576          --            0.90% to 0.90%    (3.55%)    to   (3.55%)
2004                  19,786       $1.24 to $1.24       $ 24,491          --            0.90% to 0.90%     9.88%     to    9.88%
2003                  20,945       $1.13 to $1.13       $ 23,595          --            0.90% to 0.90%    46.75%     to   46.75%
2002                  19,146       $0.77 to $0.77       $ 14,651          --            0.90% to 0.90%   (33.62%)    to  (33.62%)
2001                  15,952       $1.16 to $1.16       $ 18,575          --            0.90% to 0.90%   (17.14%)    to  (17.14%)
------------------------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL
  LG CAP, CL 2
2005                   2,221       $1.09 to $1.09       $  2,428        1.07%           0.90% to 0.90%     7.77%     to    7.77%
2004                     878       $1.01 to $1.01       $    891        1.66%           0.90% to 0.90%     7.95%     to    7.95%
2003                     215       $0.94 to $0.94       $    202        6.34%           0.90% to 0.90%     4.44%(5)  to    4.44%(5)
2002                      --          --       --             --          --               --      --        --              --
2001                      --          --       --             --          --               --      --        --              --
------------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC,
  SERV CL
2005                 110,214       $1.01 to $1.01       $111,456        1.40%           0.90% to 0.90%     6.57%     to    6.57%
2004                 110,690       $0.95 to $0.95       $105,038        0.71%           0.90% to 0.90%     4.81%     to    4.81%
2003                  85,401       $0.91 to $0.91       $ 77,322        0.85%           0.90% to 0.90%    22.97%     to   22.97%
2002                  48,405       $0.74 to $0.74       $ 35,779        0.78%           0.90% to 0.90%   (17.78%)    to  (17.78%)
2001                  16,413       $0.90 to $0.90       $ 14,694        0.33%           0.90% to 0.90%    (9.09%)    to   (9.09%)
------------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC,
  SERV CL 2
2005                  21,757       $1.21 to $1.21       $ 26,375        1.09%           0.90% to 0.90%     6.44%     to    6.44%
2004                  14,322       $1.14 to $1.14       $ 16,312        0.45%           0.90% to 0.90%     4.58%     to    4.58%
2003                   4,336       $1.09 to $1.09       $  4,722        0.11%           0.90% to 0.90%    22.47%     to   22.47%
2002                      75       $0.89 to $0.89       $     66          --            0.90% to 0.90%   (11.00%)(4) to  (11.00%)(4)
2001                      --          --       --             --          --               --      --        --              --
------------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP,
  SERV CL
2005                 113,270       $2.00 to $2.00       $226,756        1.54%           0.90% to 0.90%    17.15%     to   17.15%
2004                 101,848       $1.71 to $1.71       $174,047          --            0.90% to 0.90%    23.65%     to   23.65%
2003                  77,767       $1.38 to $1.38       $107,473        0.26%           0.90% to 0.90%    36.63%     to   36.63%
2002                  52,717       $1.01 to $1.01       $ 53,068        0.59%           0.90% to 0.90%   (10.62%)    to  (10.62%)
2001                  23,651       $1.13 to $1.13       $ 26,662          --            0.90% to 0.90%    (4.24%)    to   (4.24%)
------------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP,
  SERV CL 2
2005                  27,046       $1.69 to $1.69       $ 45,718        1.26%           0.90% to 0.90%    16.96%     to   16.96%
2004                  15,143       $1.45 to $1.45       $ 21,885          --            0.90% to 0.90%    23.54%     to   23.54%
2003                   4,130       $1.17 to $1.17       $  4,831        0.04%           0.90% to 0.90%    37.65%     to   37.65%
2002                     163       $0.85 to $0.85       $    139          --            0.90% to 0.90%   (15.00%)(4) to  (15.00%)(4)
2001                      --          --       --             --          --               --      --        --              --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 75
--------------------------------------------------------------------------------

                                      AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO           TOTAL RETURN
                      (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS,
  SERV CL
2005                  44,720       $1.02 to $1.02       $ 45,740        0.53%           0.90% to 0.90%    17.91%     to   17.91%
2004                  38,347       $0.87 to $0.87       $ 33,265        0.85%           0.90% to 0.90%    12.46%     to   12.46%
2003                  21,422       $0.77 to $0.77       $ 16,524        0.59%           0.90% to 0.90%    42.59%     to   42.59%
2002                  12,601       $0.54 to $0.54       $  6,848        0.53%           0.90% to 0.90%   (21.74%)    to  (21.74%)
2001                   6,414       $0.69 to $0.69       $  4,415        2.48%           0.90% to 0.90%   (21.59%)    to  (21.59%)
------------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS,
  SERV CL 2
2005                   8,635       $1.44 to $1.44       $ 12,407        0.41%           0.90% to 0.90%    17.72%     to   17.72%
2004                   5,356       $1.22 to $1.22       $  6,537        0.47%           0.90% to 0.90%    12.29%     to   12.29%
2003                     979       $1.09 to $1.09       $  1,064        0.07%           0.90% to 0.90%    41.56%     to   41.56%
2002                      26       $0.77 to $0.77       $     20          --            0.90% to 0.90%   (23.00%)(4) to  (23.00%)(4)
2001                      --          --       --             --          --              --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK REAL
  EST, CL 2
2005                  43,698       $2.47 to $2.47       $108,135        1.38%           0.90% to 0.90%    12.46%     to   12.46%
2004                  35,479       $2.20 to $2.20       $ 78,067        1.84%           0.90% to 0.90%    30.62%     to   30.62%
2003                  25,551       $1.68 to $1.68       $ 43,044        2.45%           0.90% to 0.90%    34.40%     to   34.40%
2002                  17,027       $1.25 to $1.25       $ 21,320        2.56%           0.90% to 0.90%     0.81%     to    0.81%
2001                   5,495       $1.24 to $1.24       $  6,801        2.84%           0.90% to 0.90%     6.90%     to    6.90%
------------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP
  VAL, CL 2
2005                  23,268       $1.99 to $1.99       $ 46,374        0.75%           0.90% to 0.90%     7.80%     to    7.80%
2004                  16,640       $1.85 to $1.85       $ 30,765        0.17%           0.90% to 0.90%    22.64%     to   22.64%
2003                  11,574       $1.51 to $1.51       $ 17,450        0.21%           0.90% to 0.90%    31.30%     to   31.30%
2002                   8,488       $1.15 to $1.15       $  9,773        0.37%           0.90% to 0.90%   (10.16%)    to  (10.16%)
2001                   3,004       $1.28 to $1.28       $  3,847        0.28%           0.90% to 0.90%    12.28%     to   12.28%
------------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL
  SHARES SEC, CL 2
2005                   5,331       $1.26 to $1.26       $  6,692        0.84%           0.90% to 0.90%     9.57%     to    9.57%
2004                   2,541       $1.15 to $1.15       $  2,911        0.74%           0.90% to 0.90%    11.62%     to   11.62%
2003                     922       $1.03 to $1.03       $    947        0.69%           0.90% to 0.90%    24.10%     to   24.10%
2002                      41       $0.83 to $0.83       $     34          --            0.90% to 0.90%   (17.00%)(4) to  (17.00%)(4)
2001                      --          --       --             --          --              --       --        --              --
------------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR
  SEC, CL 2
2005                  57,134       $1.22 to $1.22       $ 69,698        1.16%           0.90% to 0.90%     9.19%     to    9.19%
2004                  49,330       $1.12 to $1.12       $ 55,116        1.06%           0.90% to 0.90%    17.47%     to   17.47%
2003                  40,085       $0.95 to $0.95       $ 38,127        1.69%           0.90% to 0.90%    30.14%     to   30.14%
2002                  26,610       $0.73 to $0.73       $ 19,316        1.56%           0.90% to 0.90%   (18.89%)    to  (18.89%)
2001                  12,596       $0.90 to $0.90       $ 11,328        2.82%           0.90% to 0.90%   (16.67%)    to  (16.67%)
------------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM
  CAP EQ
2005                   8,157       $1.55 to $1.55       $ 12,681        0.24%           0.90% to 0.90%     5.12%     to    5.12%
2004                   8,325       $1.48 to $1.48       $ 12,313        0.20%           0.90% to 0.90%    15.28%     to   15.28%
2003                   7,358       $1.28 to $1.28       $  9,440        0.27%           0.90% to 0.90%    43.82%     to   43.82%
2002                   5,662       $0.89 to $0.89       $  5,020        0.36%           0.90% to 0.90%   (15.24%)    to  (15.24%)
2001                   2,459       $1.05 to $1.05       $  2,588        0.60%           0.90% to 0.90%     2.94%     to    2.94%
------------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S.
  EQ
2005                  75,357       $0.94 to $0.94       $ 71,196        0.92%           0.90% to 0.90%     5.56%     to    5.56%
2004                  44,939       $0.90 to $0.90       $ 40,221        1.62%           0.90% to 0.90%    13.91%     to   13.91%
2003                  20,584       $0.79 to $0.79       $ 16,173        0.88%           0.90% to 0.90%    29.51%     to   29.51%
2002                  14,220       $0.61 to $0.61       $  8,707        0.78%           0.90% to 0.90%   (22.78%)    to  (22.78%)
2001                   6,234       $0.79 to $0.79       $  4,932        0.83%           0.90% to 0.90%   (13.19%)    to  (13.19%)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
76 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

                                      AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                      -------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                      (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO  HIGHEST(2)    LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL
2005                  69,181       $2.23 to $ 2.23      $154,330        0.66%           0.90% to 0.90%     11.82%     to  11.82%
2004                  52,199       $2.00 to $ 2.00      $104,138        0.70%           0.90% to 0.90%     24.76%     to  24.76%
2003                  38,494       $1.60 to $ 1.60      $ 61,557        1.05%           0.90% to 0.90%     26.98%     to  26.98%
2002                  27,025       $1.26 to $ 1.26      $ 33,965        1.50%           0.90% to 0.90%     (5.26%)    to  (5.26%)
2001                   9,095       $1.33 to $ 1.33      $ 12,096        2.49%           0.90% to 0.90%     10.83%     to  10.83%
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL
  TECH, SERV
2005                  20,674       $0.42 to $ 0.42      $  8,647          --            0.90% to 0.90%     10.55%     to  10.55%
2004                  20,793       $0.38 to $ 0.38      $  7,866          --            0.90% to 0.90%     (0.34%)    to  (0.34%)
2003                  20,019       $0.38 to $ 0.38      $  7,599          --            0.90% to 0.90%     46.15%     to  46.15%
2002                  17,740       $0.26 to $ 0.26      $  4,639          --            0.90% to 0.90%    (42.22%)    to (42.22%)
2001                  12,969       $0.45 to $ 0.45      $  5,794        0.66%           0.90% to 0.90%    (37.50%)    to (37.50%)
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL
  GRO, SERV
2005                  48,928       $0.96 to $ 0.96      $ 46,821        1.12%           0.90% to 0.90%     30.76%     to  30.76%
2004                  41,781       $0.73 to $ 0.73      $ 30,575        0.86%           0.90% to 0.90%     17.62%     to  17.62%
2003                  42,310       $0.62 to $ 0.62      $ 26,324        0.99%           0.90% to 0.90%     31.91%     to  31.91%
2002                  41,200       $0.47 to $ 0.47      $ 19,226        0.72%           0.90% to 0.90%    (25.40%)    to (25.40%)
2001                  24,849       $0.63 to $ 0.63      $ 15,760        0.78%           0.90% to 0.90%    (25.00%)    to (25.00%)
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN MID CAP
  GRO, SERV
2005                  20,737       $0.57 to $ 0.57      $ 11,767          --            0.90% to 0.90%     11.03%     to  11.03%
2004                  22,149       $0.51 to $ 0.51      $ 11,320          --            0.90% to 0.90%     19.40%     to  19.40%
2003                  24,625       $0.43 to $ 0.43      $ 10,541          --            0.90% to 0.90%     34.38%     to  34.38%
2002                  23,673       $0.32 to $ 0.32      $  7,587          --            0.90% to 0.90%    (28.89%)    to (28.89%)
2001                  17,310       $0.45 to $ 0.45      $  7,787          --            0.90% to 0.90%    (40.00%)    to (40.00%)
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL
  EQ
2005                  45,317       $1.02 to $ 1.02      $ 46,195        1.01%           0.90% to 0.90%      9.66%     to   9.66%
2004                  33,680       $0.93 to $ 0.93      $ 31,309        0.54%           0.90% to 0.90%     13.95%     to  13.95%
2003                  23,615       $0.82 to $ 0.82      $ 19,265        0.36%           0.90% to 0.90%     28.13%     to  28.13%
2002                   9,601       $0.64 to $ 0.64      $  6,149        0.09%           0.90% to 0.90%    (11.11%)    to (11.11%)
2001                   4,159       $0.72 to $ 0.72      $  3,011        0.01%           0.90% to 0.90%    (25.00%)    to (25.00%)
------------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK,
  SERV CL
2005                  53,003       $0.67 to $ 0.67      $ 35,399        0.14%           0.90% to 0.90%      3.30%     to   3.30%
2004                  47,014       $0.65 to $ 0.65      $ 30,398          --            0.90% to 0.90%      8.01%     to   8.01%
2003                  40,588       $0.60 to $ 0.60      $ 24,297          --            0.90% to 0.90%     22.45%     to  22.45%
2002                  29,771       $0.49 to $ 0.49      $ 14,668          --            0.90% to 0.90%    (28.99%)    to (28.99%)
2001                  16,764       $0.69 to $ 0.69      $ 11,529        0.04%           0.90% to 0.90%    (25.00%)    to (25.00%)
------------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS,
  SERV CL
2005                  30,258       $0.89 to $ 0.89      $ 26,886          --            0.90% to 0.90%      4.09%     to   4.09%
2004                  33,509       $0.85 to $ 0.85      $ 28,605          --            0.90% to 0.90%      5.26%     to   5.26%
2003                  32,962       $0.81 to $ 0.81      $ 26,732          --            0.90% to 0.90%     32.79%     to  32.79%
2002                  27,079       $0.61 to $ 0.61      $ 16,607          --            0.90% to 0.90%    (32.97%)    to (32.97%)
2001                  13,315       $0.91 to $ 0.91      $ 12,083          --            0.90% to 0.90%     (6.19%)    to  (6.19%)
------------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV
  CL
2005                   1,757       $1.77 to $ 1.77      $  3,108        0.39%           0.90% to 0.90%     15.53%     to  15.53%
2004                     609       $1.53 to $ 1.53      $    932        0.98%           0.90% to 0.90%     28.68%     to  28.68%
2003                     128       $1.19 to $ 1.19      $    152        0.67%           0.90% to 0.90%     33.71%     to  33.71%
2002                       3       $0.89 to $ 0.89      $      2          --            0.90% to 0.90%    (11.00%)(4) to (11.00%)(4)
2001                      --          --        --            --          --              --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 77
--------------------------------------------------------------------------------

                                    AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    -------------------------------------------  -------------------------------------------------------------------
                    UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       EXPENSE RATIO             TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL
  SEC VA, SERV
2005                    72       $1.08 to $1.08       $    78           --           0.90% to 0.90%     8.40%(7)    to   8.40%(7)
2004                    --          --       --            --           --             --       --         --              --
2003                    --          --       --            --           --             --       --         --              --
2002                    --          --       --            --           --             --       --         --              --
2001                    --          --       --            --           --             --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM
  CAP VA, SERV
2005                    73       $1.06 to $1.06       $    77           --           0.90% to 0.90%     5.91%(7)    to   5.91%(7)
2004                    --          --       --            --           --             --       --         --              --
2003                    --          --       --            --           --             --       --         --              --
2002                    --          --       --            --           --             --       --         --              --
2001                    --          --       --            --           --             --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC
  BOND VA, SERV
2005                   268       $1.00 to $1.00       $   268           --           0.90% to 0.90%     0.08%(7)    to   0.08%(7)
2004                    --          --       --            --           --             --       --         --              --
2003                    --          --       --            --           --             --       --         --              --
2002                    --          --       --            --           --             --       --         --              --
2001                    --          --       --            --           --             --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT,
  CL II
2005                 3,162       $1.21 to $1.21       $ 3,821         2.33%          0.90% to 0.90%     4.58%       to   4.58%
2004                 1,357       $1.16 to $1.16       $ 1,568         2.42%          0.90% to 0.90%    15.00%       to  15.00%
2003                   454       $1.00 to $1.00       $   456         2.46%          0.90% to 0.90%    20.48%       to  20.48%
2002                    10       $0.83 to $0.83       $     8         6.38%          0.90% to 0.90%   (17.00%)(4)   to (17.00%)(4)
2001                    --          --       --            --           --             --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------

PIONEER EUROPE VCT,
  CL II
2005                   242       $1.36 to $1.36       $   329         0.45%          0.90% to 0.90%     6.85%       to   6.85%
2004                   101       $1.27 to $1.27       $   128         0.65%          0.90% to 0.90%    17.14%       to  17.14%
2003                    19       $1.09 to $1.09       $    21         0.07%          0.90% to 0.90%     9.00%(4)(*) to   9.00%(4)(*)
2002                    --          --       --            --           --           0.90% to 0.90%        --              --
2001                    --          --       --            --           --             --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------

PUT VT HEALTH
  SCIENCES, CL IB
2005                 1,520       $1.20 to $1.20       $ 1,828         0.05%          0.90% to 0.90%    12.19%       to  12.19%
2004                   928       $1.07 to $1.07       $   995         0.13%          0.90% to 0.90%     6.16%       to   6.16%
2003                   316       $1.01 to $1.01       $   319         0.18%          0.90% to 0.90%    17.44%       to  17.44%
2002                    15       $0.86 to $0.86       $    13           --           0.90% to 0.90%   (14.00%)(4)   to (14.00%)(4)
2001                    --          --       --            --           --             --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL
  IB
2005                14,203       $1.28 to $1.28       $18,174         8.12%          0.90% to 0.90%     2.17%       to   2.17%
2004                14,352       $1.25 to $1.25       $17,975         7.94%          0.90% to 0.90%     9.55%       to   9.55%
2003                12,550       $1.14 to $1.14       $14,347         8.74%          0.90% to 0.90%    25.27%       to  25.27%
2002                 8,008       $0.91 to $0.91       $ 7,300        10.20%          0.90% to 0.90%    (2.15%)      to  (2.15%)
2001                 4,713       $0.93 to $0.93       $ 4,367        11.98%          0.90% to 0.90%     3.33%       to   3.33%
------------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL
  IB
2005                 2,512       $1.32 to $1.32       $ 3,328         1.28%          0.90% to 0.90%    11.20%       to  11.20%
2004                 1,797       $1.19 to $1.19       $ 2,140         1.19%          0.90% to 0.90%    15.15%       to  15.15%
2003                   862       $1.03 to $1.03       $   891         0.16%          0.90% to 0.90%    27.16%       to  27.16%
2002                    23       $0.81 to $0.81       $    19           --           0.90% to 0.90%   (19.00%)(4)   to (19.00%)(4)
2001                    --          --       --            --           --             --       --         --              --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
78 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

                                   AT DEC. 31                                        FOR THE YEAR ENDED DEC. 31
                  ---------------------------------------------  -------------------------------------------------------------------
                  UNITS    ACCUMULATION UNIT VALUE   NET ASSETS     INVESTMENT      EXPENSE RATIO               TOTAL RETURN
                  (000S)      LOWEST TO HIGHEST        (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                  ------------------------------------------------------------------------------------------------------------------
PUT VT INTL NEW
  OPP, CL IB
2005               20,916       $0.76 to $0.76       $   15,848       0.63%          0.90% to 0.90%       17.31%      to  17.31%
2004               20,093       $0.65 to $0.65       $   12,977       0.97%          0.90% to 0.90%       12.33%      to  12.33%
2003               19,531       $0.58 to $0.58       $   11,231       0.29%          0.90% to 0.90%       31.82%      to  31.82%
2002               17,014       $0.44 to $0.44       $    7,411       0.60%          0.90% to 0.90%      (13.73%)     to (13.73%)
2001               12,062       $0.51 to $0.51       $    6,138         --           0.90% to 0.90%      (29.17%)     to (29.17%)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP,
  CL IA
2005              149,196       $1.37 to $1.37       $  203,807       0.37%          0.90% to 0.90%        9.34%      to   9.34%
2004              175,130       $1.25 to $1.25       $  218,800         --           0.90% to 0.90%        9.58%      to   9.58%
2003              199,866       $1.14 to $1.14       $  227,873         --           0.90% to 0.90%       31.03%      to  31.03%
2002              216,999       $0.87 to $0.87       $  188,119         --           0.90% to 0.90%      (30.40%)     to (30.40%)
2001              229,366       $1.25 to $1.25       $  287,830         --           0.90% to 0.90%      (30.94%)     to (30.94%)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA,
  CL IB
2005               18,854       $0.71 to $0.71       $   13,337         --           0.90% to 0.90%       11.15%      to  11.15%
2004               20,265       $0.64 to $0.64       $   12,898         --           0.90% to 0.90%       17.54%      to  17.54%
2003               21,383       $0.54 to $0.54       $   11,578         --           0.90% to 0.90%       31.71%      to  31.71%
2002               19,518       $0.41 to $0.41       $    8,008         --           0.90% to 0.90%      (31.67%)     to (31.67%)
2001               14,087       $0.60 to $0.60       $    8,403         --           0.90% to 0.90%      (34.07%)     to (34.07%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2005              340,778       $1.12 to $0.98       $  334,939       2.58%          0.65% to 0.90%        3.25%      to   2.99%
2004              382,279       $1.08 to $0.95       $  364,765       2.02%          0.65% to 0.90%        8.14%(6)   to   8.62%
2003                9,053       $0.87 to $0.87       $    7,915       2.29%          0.90% to 0.90%       19.18%      to  19.18%
2002                5,364       $0.73 to $0.73       $    3,935       2.69%          0.90% to 0.90%      (14.12%)     to (14.12%)
2001                3,221       $0.85 to $0.85       $    2,738       2.63%          0.90% to 0.90%      (11.46%)     to (11.46%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH
  MGMT
2005               72,076       $1.02 to $1.07       $   77,390       2.56%          0.65% to 0.90%        1.94%      to   1.69%
2004               79,776       $1.00 to $1.06       $   84,209       0.86%          0.65% to 0.90%        0.19%(6)   to  (0.17%)
2003               30,104       $1.06 to $1.06       $   31,859       0.51%          0.90% to 0.90%        0.00%      to   0.00%
2002               30,036       $1.06 to $1.06       $   31,911       1.14%          0.90% to 0.90%        0.00%      to   0.00%
2001               21,573       $1.06 to $1.06       $   22,864       3.13%          0.90% to 0.90%        2.91%      to   2.91%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP CORE
  BOND
2005                   82       $1.00 to $1.00       $       82       3.71%          0.90% to 0.90%       (0.30%)(7)  to  (0.30%)(7)
2004                   --          --       --               --         --             --  to   --           --       to     --
2003                   --          --       --               --         --             --  to   --           --       to     --
2002                   --          --       --               --         --             --  to   --           --       to     --
2001                   --          --       --               --         --             --  to   --           --       to     --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2005              111,699       $1.05 to $1.30       $  144,634       3.71%          0.65% to 0.90%        1.46%      to   1.21%
2004               97,307       $1.03 to $1.28       $  124,277       3.90%          0.65% to 0.90%        3.29%(6)   to   3.56%
2003               30,825       $1.24 to $1.24       $   38,240       3.56%          0.90% to 0.90%        3.33%      to   3.33%
2002               25,601       $1.20 to $1.20       $   30,671       5.11%          0.90% to 0.90%        4.35%      to   4.35%
2001               11,758       $1.15 to $1.15       $   13,468       6.31%          0.90% to 0.90%        7.48%      to   7.48%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV
  EQ INC
2005              179,394       $1.48 to $1.48       $  264,999       1.61%          0.90% to 0.90%       12.49%      to  12.49%
2004              112,731       $1.31 to $1.31       $  148,035       1.64%          0.90% to 0.90%       17.15%      to  17.15%
2003               52,001       $1.12 to $1.12       $   58,292       1.61%          0.90% to 0.90%       40.00%      to  40.00%
2002               33,573       $0.80 to $0.80       $   26,902       1.63%          0.90% to 0.90%      (20.00%)     to (20.00%)
2001               14,695       $1.00 to $1.00       $   14,674       1.41%          0.90% to 0.90%        1.01%      to   1.01%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 79
--------------------------------------------------------------------------------

                                   AT DEC. 31                                        FOR THE YEAR ENDED DEC. 31
                 ----------------------------------------------   -----------------------------------------------------------------
                  UNITS    ACCUMULATION UNIT VALUE   NET ASSETS      INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                  (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)   LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                 ------------------------------------------------------------------------------------------------------------------
RVS VP EMER
  MKTS
2005              19,620       $1.61 to $1.61        $   31,607        0.19%         0.90% to 0.90%        32.60%    to   32.60%
2004               8,666       $1.21 to $1.21        $   10,529        3.35%         0.90% to 0.90%        23.03%    to   23.03%
2003               3,110       $0.99 to $0.99        $    3,071        1.88%         0.90% to 0.90%        39.44%    to   39.44%
2002               1,680       $0.71 to $0.71        $    1,193          --          0.90% to 0.90%        (6.58%)   to   (6.58%)
2001                 370       $0.76 to $0.76        $      280        0.02%         0.90% to 0.90%        (2.56%)   to   (2.56%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL
  BOND
2005              24,417       $1.41 to $1.41        $   34,408        3.82%         0.90% to 0.90%        (5.84%)   to   (5.84%)
2004              15,432       $1.50 to $1.50        $   23,096        4.10%         0.90% to 0.90%         9.04%    to    9.04%
2003              10,179       $1.37 to $1.37        $   13,972        7.40%         0.90% to 0.90%        11.38%    to   11.38%
2002               5,217       $1.23 to $1.23        $    6,393        4.82%         0.90% to 0.90%        13.89%    to   13.89%
2001               1,541       $1.08 to $1.08        $    1,657        4.25%         0.90% to 0.90%         0.93%    to    0.93%
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL
  INFLATION
  PROT SEC
2005                  70       $1.01 to $1.01        $       72        4.77%         0.90% to 0.90%         0.70%(7) to    0.70%(7)
2004                  --          --       --                --          --            --  to   --            --     to      --
2003                  --          --       --                --          --            --  to   --            --     to      --
2002                  --          --       --                --          --            --  to   --            --     to      --
2001                  --          --       --                --          --            --  to   --            --     to      --
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP GRO
2005             123,244       $0.54 to $0.54        $   66,228        0.40%         0.90% to 0.90%         7.64%    to    7.64%
2004              63,795       $0.50 to $0.50        $   31,848        0.33%         0.90% to 0.90%         7.46%    to    7.46%
2003              56,630       $0.46 to $0.46        $   26,309        0.21%         0.90% to 0.90%        17.95%    to   17.95%
2002              29,573       $0.39 to $0.39        $   11,415        0.09%         0.90% to 0.90%       (26.42%)   to  (26.42%)
2001              18,390       $0.53 to $0.53        $    9,693          --          0.90% to 0.90%       (31.17%)   to  (31.17%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD
  BOND
2005              58,225       $1.26 to $1.26        $   73,432        6.44%         0.90% to 0.90%         3.09%    to    3.09%
2004              47,910       $1.22 to $1.22        $   58,611        6.97%         0.90% to 0.90%        10.40%    to   10.40%
2003              35,448       $1.11 to $1.11        $   39,284        7.56%         0.90% to 0.90%        24.72%    to   24.72%
2002              17,181       $0.89 to $0.89        $   15,347        7.65%         0.90% to 0.90%        (7.29%)   to   (7.29%)
2001               7,416       $0.96 to $0.96        $    7,150       10.78%         0.90% to 0.90%         3.23%    to    3.23%
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2005                  23       $1.00 to $1.00        $       24        6.10%         0.90% to 0.90%         0.76%(7) to    0.76%(7)
2004                  --          --       --                --          --            --  to   --            --     to      --
2003                  --          --       --                --          --            --  to   --            --     to      --
2002                  --          --       --                --          --            --  to   --            --     to      --
2001                  --          --       --                --          --            --  to   --            --     to      --
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP INTL OPP
2005             265,962       $0.82 to $0.82        $  218,125        1.40%         0.90% to 0.90%        12.85%    to   12.85%
2004             279,405       $0.73 to $0.73        $  203,066        1.13%         0.90% to 0.90%        16.36%    to   16.36%
2003               4,591       $0.62 to $0.62        $    2,868        0.94%         0.90% to 0.90%        26.53%    to   26.53%
2002               2,713       $0.49 to $0.49        $    1,335        1.03%         0.90% to 0.90%       (19.67%)   to  (19.67%)
2001               1,636       $0.61 to $0.61        $      993        1.29%         0.90% to 0.90%       (29.07%)   to  (29.07%)
-----------------------------------------------------------------------------------------------------------------------------------

RVS VP LG
  CAP EQ
2005             676,240       $1.12 to $0.75        $  511,326        1.11%         0.65% to 0.90%         5.49%    to    5.23%
2004             782,402       $1.06 to $0.72        $  562,234        1.04%         0.65% to 0.90%         6.25%(6) to    4.94%
2003               8,140       $0.68 to $0.68        $    5,558        0.63%         0.90% to 0.90%        28.30%    to   28.30%
2002               2,365       $0.53 to $0.53        $    1,261        0.56%         0.90% to 0.90%       (23.19%)   to  (23.19%)
2001                 904       $0.69 to $0.69        $      624        0.41%         0.90% to 0.90%       (18.82%)   to  (18.82%)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
80 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

                                      AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT         EXPENSE RATIO            TOTAL RETURN
                      (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
RVS VP LG CAP VAL
2005                       8      $1.03 to $1.03        $      8         3.03%         0.90% to 0.90%       3.14%(7)  to   3.14%(7)
2004                      --         --       --              --           --            --       --          --             --
2003                      --         --       --              --           --            --       --          --             --
2002                      --         --       --              --           --            --       --          --             --
2001                      --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2005                   4,303      $1.23 to $1.23        $  5,299           --          0.90% to 0.90%       9.14%     to   9.14%
2004                   3,384      $1.13 to $1.13        $  3,819           --          0.90% to 0.90%       8.13%     to   8.13%
2003                   1,416      $1.04 to $1.04        $  1,478           --          0.90% to 0.90%      20.93%     to  20.93%
2002                      30      $0.86 to $0.86        $     26           --          0.90% to 0.90%     (14.00%)(4) to (14.00%)(4)
2001                      --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2005                     111      $1.06 to $1.06        $    117         1.04%         0.90% to 0.90%       6.04%(7)  to   6.04%(7)
2004                      --         --       --              --           --            --       --          --             --
2003                      --         --       --              --           --            --       --          --             --
2002                      --         --       --              --           --            --       --          --             --
2001                      --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP NEW DIM
2005                 145,585      $0.84 to $0.84        $122,446         0.59%         0.90% to 0.90%       0.40%     to   0.40%
2004                 182,073      $0.84 to $0.84        $152,530         1.05%         0.90% to 0.90%       2.35%     to   2.35%
2003                 172,471      $0.82 to $0.82        $141,167         0.68%         0.90% to 0.90%      24.24%     to  24.24%
2002                 134,661      $0.66 to $0.66        $ 89,327         0.52%         0.90% to 0.90%     (23.26%)    to (23.26%)
2001                  82,787      $0.86 to $0.86        $ 70,947         0.26%         0.90% to 0.90%     (17.31%)    to (17.31%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2005                  67,699      $0.87 to $0.87        $ 58,686         1.40%         0.90% to 0.90%       3.47%     to   3.47%
2004                  59,186      $0.84 to $0.84        $ 49,584         1.51%         0.90% to 0.90%       9.28%     to   9.28%
2003                  42,898      $0.77 to $0.77        $ 32,887         1.21%         0.90% to 0.90%      28.33%     to  28.33%
2002                  27,757      $0.60 to $0.60        $ 16,779         1.01%         0.90% to 0.90%     (24.05%)    to (24.05%)
2001                  11,971      $0.79 to $0.79        $  9,411         1.03%         0.90% to 0.90%     (13.19%)    to (13.19%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP SELECT VAL
2005                      10      $0.99 to $0.99        $     10         1.62%         0.90% to 0.90%      (0.91%)(7) to  (0.91%)(7)
2004                      --         --       --              --           --            --       --          --             --
2003                      --         --       --              --           --            --       --          --             --
2002                      --         --       --              --           --            --       --          --             --
2001                      --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2005                  39,025      $1.01 to $1.20        $ 46,517         2.90%         0.65% to 0.90%       0.92%     to   0.67%
2004                  40,584      $1.00 to $1.19        $ 47,974         2.44%         0.65% to 0.90%       0.49%(6)  to  (0.05%)
2003                  21,369      $1.19 to $1.19        $ 25,493         2.29%         0.90% to 0.90%       0.00%     to   0.00%
2002                  15,724      $1.19 to $1.19        $ 18,645         2.89%         0.90% to 0.90%       5.31%     to   5.31%
2001                   4,257      $1.13 to $1.13        $  4,813         4.42%         0.90% to 0.90%       5.61%     to   5.61%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2005                  23,710      $1.36 to $1.36        $ 32,162           --          0.90% to 0.90%       3.89%     to   3.89%
2004                  22,286      $1.31 to $1.31        $ 29,099           --          0.90% to 0.90%      17.48%     to  17.48%
2003                  15,293      $1.11 to $1.11        $ 16,996           --          0.90% to 0.90%      46.05%     to  46.05%
2002                   8,489      $0.76 to $0.76        $  6,438           --          0.90% to 0.90%     (17.39%)    to (17.39%)
2001                   4,264      $0.92 to $0.92        $  3,935           --          0.90% to 0.90%      (8.00%)    to  (8.00%)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 81
--------------------------------------------------------------------------------

                                      AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT         EXPENSE RATIO            TOTAL RETURN
                      (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
RVS VP SM CAP VAL
2005                   8,998      $1.38 to $1.38        $ 12,386         0.21%         0.90% to 0.90%       4.82%     to   4.82%
2004                   5,851      $1.31 to $1.31        $  7,683         0.04%         0.90% to 0.90%      18.94%     to  18.94%
2003                   1,739      $1.10 to $1.10        $  1,920         0.07%         0.90% to 0.90%      35.80%     to  35.80%
2002                      88      $0.81 to $0.81        $     71         0.37%         0.90% to 0.90%     (19.00%)(4) to (19.00%)(4)
2001                      --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP STRATEGY
  AGGR
2005                  13,931      $0.58 to $0.58        $  8,111         0.09%         0.90% to 0.90%       8.20%     to   8.20%
2004                  15,689      $0.54 to $0.54        $  8,442           --          0.90% to 0.90%       8.42%     to   8.42%
2003                  15,708      $0.50 to $0.50        $  7,796           --          0.90% to 0.90%      28.21%     to  28.21%
2002                  13,007      $0.39 to $0.39        $  5,057           --          0.90% to 0.90%     (32.76%)    to (32.76%)
2001                   9,945      $0.58 to $0.58        $  5,733         0.23%         0.90% to 0.90%     (33.33%)    to (33.33%)
------------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP
2005                  45,852      $2.35 to $2.35        $107,695         0.55%         0.90% to 0.90%      10.61%     to  10.61%
2004                  48,764      $2.12 to $2.12        $103,546           --          0.90% to 0.90%      12.83%     to  12.83%
2003                  40,575      $1.88 to $1.88        $ 76,363           --          0.90% to 0.90%      48.03%     to  48.03%
2002                  30,316      $1.27 to $1.27        $ 38,595           --          0.90% to 0.90%     (13.61%)    to (13.61%)
2001                   9,733      $1.47 to $1.47        $ 14,351           --          0.90% to 0.90%      27.83%     to  27.83%
------------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2005                  59,381      $2.40 to $2.40        $142,433         1.33%         0.90% to 0.90%      13.60%     to  13.60%
2004                  55,869      $2.11 to $2.11        $117,961         0.55%         0.90% to 0.90%      18.82%     to  18.82%
2003                  49,539      $1.78 to $1.78        $ 88,028         0.20%         0.90% to 0.90%      41.27%     to  41.27%
2002                  39,900      $1.26 to $1.26        $ 50,193         0.22%         0.90% to 0.90%     (11.27%)    to (11.27%)
2001                  19,731      $1.42 to $1.42        $ 28,054         0.14%         0.90% to 0.90%      12.70%     to  12.70%
------------------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2005                  87,137      $1.14 to $1.14        $ 98,902         0.90%         0.90% to 0.90%      20.44%     to  20.44%
2004                  60,059      $0.94 to $0.94        $ 56,600         0.57%         0.90% to 0.90%      29.10%     to  29.10%
2003                  35,694      $0.73 to $0.73        $ 26,055         0.26%         0.90% to 0.90%      48.98%     to  48.98%
2002                  21,097      $0.49 to $0.49        $ 10,437           --          0.90% to 0.90%     (15.52%)    to (15.52%)
2001                   8,157      $0.58 to $0.58        $  4,725           --          0.90% to 0.90%     (21.62%)    to (21.62%)
------------------------------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2005                  73,417      $1.77 to $1.77        $129,586           --          0.90% to 0.90%      10.26%     to  10.26%
2004                  56,162      $1.60 to $1.60        $ 89,904           --          0.90% to 0.90%      17.27%     to  17.27%
2003                  38,763      $1.37 to $1.37        $ 52,913           --          0.90% to 0.90%      42.71%     to  42.71%
2002                  23,134      $0.96 to $0.96        $ 22,248           --          0.90% to 0.90%     (17.95%)    to (17.95%)
2001                   8,497      $1.17 to $1.17        $  9,912         0.03%         0.90% to 0.90%      10.38%     to  10.38%
------------------------------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET
  ALLOC
2005                   2,353      $1.21 to $1.21        $  2,846         2.23%         0.90% to 0.90%       4.05%     to   4.05%
2004                   1,345      $1.16 to $1.16        $  1,563         2.48%         0.90% to 0.90%       8.36%     to   8.36%
2003                     441      $1.07 to $1.07        $    473         2.14%         0.90% to 0.90%      20.22%     to  20.22%
2002                      22      $0.89 to $0.89        $     19         3.06%         0.90% to 0.90%     (11.00%)(4) to (11.00%)(4)
2001                      --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2005                     746      $1.21 to $1.21        $    903         2.27%         0.90% to 0.90%       8.69%     to   8.69%
2004                     463      $1.11 to $1.11        $    516         0.23%         0.90% to 0.90%       8.65%     to   8.65%
2003                     134      $1.03 to $1.03        $    137         0.29%         0.90% to 0.90%      30.38%     to  30.38%
2002                       2      $0.79 to $0.79        $      1           --          0.90% to 0.90%     (21.00%)(4) to (21.00%)(4)
2001                      --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
82 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

                                      AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT         EXPENSE RATIO            TOTAL RETURN
                      (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
WF ADV VT OPP
2005                   2,084      $1.29 to $1.29        $  2,685           --          0.90% to 0.90%       6.84%     to   6.84%
2004                   1,705      $1.21 to $1.21        $  2,057           --          0.90% to 0.90%      17.02%     to  17.02%
2003                     794      $1.03 to $1.03        $    818         0.03%         0.90% to 0.90%      35.53%     to  35.53%
2002                      58      $0.76 to $0.76        $     44         2.04%         0.90% to 0.90%     (24.00%)(4) to (24.00%)(4)
2001                      --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP
  GRO
2005                   1,729      $1.22 to $1.22        $  2,109           --          0.90% to 0.90%       5.29%     to   5.29%
2004                   1,029      $1.16 to $1.16        $  1,192           --          0.90% to 0.90%      12.75%     to  12.75%
2003                     380      $1.03 to $1.03        $    391           --          0.90% to 0.90%      41.10%     to  41.10%
2002                       2      $0.73 to $0.73        $      1           --          0.90% to 0.90%     (27.00%)(4) to (27.00%)(4)
2001                      --         --       --              --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.


(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.


(4)   Operations commenced on June 3, 2002.

(5)   Operations commenced on Dec. 8, 2003.

(6)   Operations commenced on July 9, 2004.

(7)   Operations commenced on Aug. 30, 2005.

(*)   No activity in 2002.

--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 83
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Balance Sheets of IDS Life Insurance Company (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2005 and 2004, and the related Consolidated Statements of Income, Stockholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Consolidated Financial Statements, in 2004 IDS Life Insurance Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (revised December
2003), "Consolidation of Variable Interest Entities."

                                                           /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota
February 27, 2006


--------------------------------------------------------------------------------
84 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                                 2005           2004
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $27,817,021; 2004, $27,400,640)               $ 27,753,174   $ 28,131,195
   Preferred and common stocks, at fair value (cost: 2005, $13; 2004, $30,019)                                    21         31,256
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005, $41,347; 2004,
   $45,347)                                                                                                2,842,362      2,923,542
Policy loans                                                                                                 605,212        588,574
Trading securities and other investments                                                                     547,668        802,096
------------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                                   31,748,437     32,476,663

Cash and cash equivalents                                                                                    233,589        131,427
Restricted cash                                                                                                   --        535,821
Reinsurance recoverables                                                                                     982,521        876,408
Amounts due from brokers                                                                                       4,166          7,109
Other accounts receivable                                                                                     62,930         52,527
Accrued investment income                                                                                    328,567        351,522
Deferred policy acquisition costs                                                                          4,035,879      3,637,956
Deferred sales inducement costs                                                                              370,166        302,997
Other assets                                                                                                 220,371        186,003
Separate account assets                                                                                   37,929,960     32,454,032
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                      $ 75,916,586   $ 71,012,465
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits:
   Fixed annuities                                                                                      $ 26,126,068   $ 26,978,596
   Variable annuity guarantees                                                                                29,550         32,955
   Universal life insurance                                                                                3,711,628      3,689,639
   Traditional life insurance                                                                                298,479        271,516
   Disability income and long-term care insurance                                                          2,145,969      1,942,656
Policy claims and other policyholders' funds                                                                  90,233         69,884
Amounts due to brokers                                                                                        31,772        162,609
Deferred income taxes, net                                                                                     9,099        141,202
Other liabilities                                                                                            381,938        363,821
Separate account liabilities                                                                              37,929,960     32,454,032
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                   70,754,696     66,106,910
------------------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $30 par value; 100,000 shares authorized, issued and outstanding                             3,000          3,000
   Additional paid-in capital                                                                              2,020,388      1,370,388
   Retained earnings                                                                                       3,269,206      3,190,474
   Accumulated other comprehensive (loss) income, net of tax:
      Net unrealized securities (losses) gains                                                               (90,632)       370,615
      Net unrealized derivative losses                                                                       (40,072)       (28,922)
------------------------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive (loss) income                                                      (130,704)       341,693
------------------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                           5,161,890      4,905,555
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                              $ 75,916,586   $ 71,012,465
====================================================================================================================================

See Notes to Consolidated Financial Statements.


--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 85
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                           2005         2004           2003
------------------------------------------------------------------------------------------------------------------------------------
REVENUES
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Traditional life insurance                                                              $    74,751   $    68,335   $     64,890
   Disability income and long-term care insurance                                              295,084       283,608        284,111
------------------------------------------------------------------------------------------------------------------------------------
      Total premiums                                                                           369,835       351,943        349,001
Net investment income                                                                        1,791,324     1,777,446      1,705,185
Contractholder and policyholder charges                                                        577,159       554,344        530,190
Mortality and expense risk and other fees                                                      488,633       430,320        390,516
Net realized gain on investments                                                                48,296        27,292          4,445
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                                                         3,275,247     3,141,345      2,979,337
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Death and other benefits:
   Traditional life insurance                                                                   41,550        36,843         38,870
   Investment contracts and universal life-type insurance                                      232,816       227,664        209,065
   Disability income and long-term care insurance                                               75,864        67,261         57,339
Increase (decrease) in liabilities for future policy benefits:
   Traditional life insurance                                                                    4,638         1,381         (2,401)
   Disability income and long-term care insurance                                              141,286       123,289        142,532
Interest credited to account values                                                          1,110,425     1,127,875      1,242,020
Amortization of deferred policy acquisition costs                                              315,882       260,778        264,308
Separation costs                                                                               121,264            --             --
Other insurance and operating expenses                                                         591,133       503,872        453,065
------------------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                                               2,634,858     2,348,963      2,404,798
------------------------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                                       640,389       792,382        574,539
Income tax provision                                                                           181,657       226,177         66,945
------------------------------------------------------------------------------------------------------------------------------------
Income before accounting change                                                                458,732       566,205        507,594
Cumulative effect of accounting change, net of tax                                                  --       (70,568)        44,463
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                 $   458,732   $   495,637   $    552,057
====================================================================================================================================

See Notes to Consolidated Financial Statements.


--------------------------------------------------------------------------------
86 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                          2005            2004            2003
-----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-----------------------------------------------------------------------------------------------------------------------
Net income                                                                $    458,732    $    495,637    $    552,057
Adjustments to reconcile net income to net cash provided by (used in)
   operating activities:
   Cumulative effect of accounting change, net of tax                               --          70,568         (44,463)
   Amortization of deferred policy acquisition costs                           315,882         260,778         264,308
   Amortization of deferred sales inducement costs                              40,332          33,825          23,968
   Capitalization of deferred policy acquisition costs                        (632,743)       (533,842)       (516,928)
   Capitalization of deferred sales inducement costs                           (94,319)        (70,860)        (71,839)
   Amortization of premium, net                                                 83,152          92,617         160,862
   Deferred income taxes                                                       122,264          70,574         (30,714)
   Policyholder and contractholder charges, non-cash                          (231,503)       (231,611)       (234,098)
   Net realized gain on investments                                            (48,296)        (27,292)         (4,445)
   Net realized gain on trading securities and equity method
      investments in hedge funds                                               (24,037)        (37,460)        (30,400)
Change in operating assets and liabilities:
   Trading securities and equity method investments in hedge funds, net        246,828           6,788        (358,200)
   Future policy benefits for traditional life, disability income and
      long-term care insurance                                                 230,276         235,327         265,233
   Policy claims and other policyholders' funds                                 20,349           1,973         (17,489)
   Policy loans, excluding universal life-type insurance:
      Repayment                                                                 35,996          37,592          43,596
      Issuance                                                                 (38,688)        (39,230)        (34,490)
   Reinsurance recoverables                                                   (106,113)       (121,894)       (121,004)
   Other accounts receivable                                                   (10,403)         15,895         (12,177)
   Accrued investment income                                                    22,955           3,852         (64,359)
   Other assets and liabilities, net                                            38,782         (12,765)       (130,066)
-----------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                      429,446         250,472        (360,648)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
-----------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
   Sales                                                                     3,124,154       1,603,285      12,232,235
   Maturities, sinking fund payments and calls                               2,241,829       1,931,070       4,152,088
   Purchases                                                                (5,780,183)     (4,392,522)    (20,527,995)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls                          652,831         690,333         621,163
   Purchases                                                                  (542,610)       (402,235)       (438,336)
   Change in amounts due to and from brokers, net                             (127,894)        (71,415)     (3,261,601)
Change in restricted cash                                                      535,821         298,627              --
-----------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                      103,948        (342,857)     (7,222,446)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-----------------------------------------------------------------------------------------------------------------------
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                   1,532,282       2,350,426       4,267,115
   Interest credited to account values                                       1,110,425       1,127,875       1,242,020
   Surrenders and other benefits                                            (3,329,993)     (2,715,847)     (2,235,889)
Universal life-type insurance policy loans:
   Repayment                                                                    89,322          84,281          85,760
   Issuance                                                                   (103,268)        (93,217)        (81,740)
Capital contribution from Ameriprise Financial, Inc.                           650,000              --         282,061
Cash dividend to Ameriprise Financial, Inc.                                   (380,000)       (930,000)             --
-----------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                     (431,232)       (176,482)      3,559,327
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                           102,162        (268,867)     (4,023,767)
Cash and cash equivalents at beginning of year                                 131,427         400,294       4,424,061
-----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                  $    233,589    $    131,427    $    400,294
=======================================================================================================================

Supplemental disclosures:
   Income taxes paid                                                      $     95,794    $    196,397    $    103,034
   Interest paid on borrowings                                            $        364    $        411    $      2,926
   Non-cash ownership transfer of net assets of American Express
      Corporation to Ameriprise Financial, Inc. in 2003                   $         --    $         --    $    282,061

See Notes to Consolidated Financial Statements.


--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 87
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                       ADDITIONAL                ACCUMULATED OTHER
                                                                           CAPITAL      PAID-IN      RETAINED      COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)       TOTAL         STOCK       CAPITAL      EARNINGS      INCOME (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002                              $ 4,944,251   $     3,000  $ 1,088,327  $ 3,354,841      $   498,083
Comprehensive income:
   Net income                                                  552,057            --           --      552,057               --
   Change in unrealized holding losses on securities, net      (90,695)           --           --           --          (90,695)
   Change in unrealized derivative losses, net                  (7,777)           --           --           --           (7,777)
                                                           -----------
   Total comprehensive income                                  453,585            --           --           --               --
Capital contribution                                           282,061            --      282,061           --               --
Non-cash dividend of American Express Corporation
   to Ameriprise Financial, Inc.                              (282,061)           --           --     (282,061)              --
----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                                5,397,836         3,000    1,370,388    3,624,837          399,611
Comprehensive income:
   Net income                                                  495,637            --           --      495,637               --
   Change in unrealized holding losses on securities, net      (34,841)           --           --           --          (34,841)
   Change in unrealized derivative losses, net                 (23,077)           --           --           --          (23,077)
                                                           -----------
   Total comprehensive income                                  437,719            --           --           --               --
Cash dividends to Ameriprise Financial, Inc.                  (930,000)           --           --     (930,000)              --
----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                                4,905,555         3,000    1,370,388    3,190,474          341,693
Comprehensive loss:
   Net income                                                  458,732            --           --      458,732               --
   Change in unrealized holding losses on securities, net     (461,247)           --           --           --         (461,247)
   Change in unrealized derivative losses, net                 (11,150)           --           --           --          (11,150)
                                                           -----------
   Total comprehensive loss                                    (13,665)           --           --           --               --
Capital contribution from Ameriprise Financial, Inc.           650,000            --      650,000           --               --
Cash dividend to Ameriprise Financial, Inc.                   (380,000)           --           --     (380,000)              --
----------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                              $ 5,161,890   $     3,000  $ 2,020,388  $ 3,269,206      $  (130,704)
==================================================================================================================================

See Notes to Consolidated Financial Statements.


--------------------------------------------------------------------------------
88 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

IDS Life Insurance Company is a stock life insurance company with four wholly-owned operating subsidiaries: IDS Life Insurance Company of New York, American Partners Life Insurance Company, American Enterprise Life Insurance Company and American Centurion Life Assurance Company. IDS Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

o IDS Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. IDS Life Insurance Company issues insurance and annuity products.

o American Enterprise Life Insurance Company (American Enterprise Life) is a stock life insurance company domiciled in Indiana, which holds Certificates of Authority in the District of Columbia and all states except New York. American Enterprise Life issues fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers. (In past years, American Enterprise Life issued a nominal number of variable universal life contracts.)

o American Partners Life Insurance Company (American Partners Life) is a stock life insurance company domiciled in Arizona, which holds Certificates of Authority in the District of Columbia and all states except New York and New Hampshire. American Partners Life markets annuity products directly to customers, generally persons holding an American Express(R) Card.

o IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York issues insurance and annuity products.

o American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, Alabama and Delaware. American Centurion Life issues fixed and variable annuity contracts primarily through financial institutions and independent broker-dealers. American Centurion Life also markets annuity products directly, generally to persons holding an American Express(R) Card.

IDS Life Insurance Company also owns IDS REO 1, LLC, IDS REO 2, LLC and American Enterprise REO 1, LLC which hold real estate investments. IDS Life Insurance Company and its seven subsidiaries are referred to collectively as "IDS Life".

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life are significant to IDS Life. IDS Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs.

IDS Life's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. IDS Life also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life include universal life (fixed and variable, single life and joint life), single premium life, whole life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life also markets disability income (DI) insurance. Although IDS Life discontinued issuance of long-term care (LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life began outsourcing claims administration.


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Under IDS Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of IDS Life Insurance Company, its wholly-owned subsidiaries and certain variable interest entities (VIEs). All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 7. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

IDS Life consolidates all non-variable interest entities in which it holds a greater than 50% voting interest, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which IDS Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which IDS Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where IDS Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

IDS Life also consolidates all VIEs for which it is considered to be the primary beneficiary pursuant to Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46). The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary, which means that it will absorb a majority of the VIEs expected losses, receive a majority of the VIEs expected residual return, or both. IDS Life liquidated its interest in all consolidated VIEs during 2004 and 2005 resulting in no consolidated VIEs as of December 31, 2005.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standard (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing a majority of its rated collateralized debt obligations (CDOs), as described in Note 2. IDS Life sold all of its retained interest in this securitization trust in 2005.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.


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Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments are hedge fund investments, separate account seed money, syndicated loans and real estate. Separate account seed money is carried at fair market value with changes in value recognized in the Consolidated Statements of Income within net investment income. The carrying value of equity method investments in hedge funds reflects IDS Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses. Real estate investments reflect properties acquired in satisfaction of debt and are carried at the lower of cost or the property's net realizable value.

CASH AND CASH EQUIVALENTS

IDS Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH

As a result of the adoption of FIN 46 in 2003, IDS Life consolidated restricted cash held by secured loan trusts (SLTs) where such cash cannot be utilized for operations. The SLTs were liquidated in 2004 and 2005.

REINSURANCE

IDS Life reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products. IDS Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies, IDS Life retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life also retains all accidental death benefit and waiver of premium risk.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.


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Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are classified on the Consolidated Balance Sheets at fair value within other assets or liabilities. The fair value of IDS Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are recorded in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transactions impact earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is no longer designated or is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized into earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time that IDS Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, IDS Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. IDS Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, IDS Life will discontinue the application of hedge accounting. See Note 10 for information regarding the cash flow hedges used by IDS Life.

IDS Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). For derivative financial instruments that do not qualify for hedge accounting, or are not designated under SFAS 133 as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income. See the "Derivatives Not Designated as Hedges" section of Note 10 which describes the types of economic hedges used by IDS Life.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets. Prior to the fourth quarter of 2003, these fees included investment advisory fees as IDS Life served as the investment manager for affiliate variable portfolio mutual funds. In the fourth quarter of 2003, Ameriprise Financial replaced IDS Life as the investment manager and assumed these duties for the mutual funds and retained IDS Life to provide underlying sponsor and related services. At that time, IDS Life began receiving internal allocation fees from Ameriprise Financial as compensation for providing these


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non-investment advisory services. In the fourth quarter of 2005, RiverSource
Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, IDS Life now receives internal allocation payments as compensation from RiverSource Investments, LLC for providing these non-investment advisory services.

IDS Life provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums.

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum withdrawal benefit (GMWB), guaranteed minimum income benefit (GMIB) and guaranteed minimum accumulation benefit (GMAB) provisions.

Effective January 1, 2004, liabilities for GMDB, GGU and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 5 for more information about these guaranteed benefits.

GMWB and GMAB provisions are considered embedded derivatives under SFAS 133 and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Consolidated Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Consolidated Statements of Income.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Accounting for equity indexed deferred annuities issued before 1999 differs from those issued in 1999 and later due to the treatment of embedded equity options within the contracts. Embedded equity options are considered embedded derivatives under SFAS 133. However, SFAS 133 allowed companies to elect whether to separately account for embedded derivatives which are part of contracts issued prior to January 1, 1999. IDS Life elected not to separately account for embedded derivatives related to contracts issued prior to January 1, 1999.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-Term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.


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Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 5.3% at December 31, 2005 grading up to 9.4% over 40 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.

REVENUES AND EXPENSES

IDS Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans, mark-to-market of trading securities and hedges on equity indexed annuities and GMWB, and allocated income from equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life's separate account assets. IDS Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life that it considered to be a reasonable reflection of separation costs benefiting IDS Life. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.


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Income Taxes

IDS Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life will file a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life provides for income taxes based on the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life's consolidated results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life is currently evaluating the impact of SOP 05-1 on IDS Life's consolidated results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life does not anticipate SFAS 154 will materially impact its Consolidated Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life's consolidated results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $70.6 million ($108.6 million pretax). The cumulative effect of accounting change consisted of: (i) $42.9 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($32.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10.1 million) and (ii) $65.7 million pretax from establishing


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additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26.3 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FIN 46, which addresses consolidation by business enterprises of VIEs and was subsequently revised in December 2003. The VIEs primarily impacted by FIN 46, which IDS Life consolidated as of December 31, 2003, relate to three SLTs, which were managed by an affiliate and partially owned by IDS Life. The consolidation of the three SLTs partially owned by IDS Life and managed by an affiliate, resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax). The Company liquidated its interest in all consolidated VIEs during 2004 and 2005. See Note 3 for further discussion of consolidated VIEs.

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:
--------------------------------------------------------------------------------

                                                                             GROSS         GROSS
                                                           AMORTIZED      UNREALIZED     UNREALIZED         FAIR
(THOUSANDS)                                                   COST           GAINS         LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                              $ 13,318,636   $    208,577   $   (198,774)   $ 13,328,439
   Mortgage and other asset-backed securities               10,804,984         45,531       (158,784)     10,691,731
   Foreign corporate bonds and obligations                   3,148,534         67,097        (54,721)      3,160,910
   U.S. Government and agencies obligations                    300,337         16,207         (5,282)        311,262
   State and municipal obligations                             114,165          2,756         (3,262)        113,659
   Foreign government bonds and obligations                    127,912         16,922           (114)        144,720
   Structured investments(a)                                     2,453             --             --           2,453
---------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                      27,817,021        357,090       (420,937)     27,753,174
Preferred and common stocks                                         13              8             --              21
---------------------------------------------------------------------------------------------------------------------
   Total                                                  $ 27,817,034   $    357,098   $   (420,937)   $ 27,753,195
---------------------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated CDOs.

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:
--------------------------------------------------------------------------------

                                                                             GROSS         GROSS
                                                           AMORTIZED      UNREALIZED     UNREALIZED         FAIR
(THOUSANDS)                                                   COST           GAINS         LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                              $ 13,718,138   $    531,970   $    (36,990)   $ 14,213,118
   Mortgage and other asset-backed securities                9,383,868        143,102        (30,487)      9,496,483
   Foreign corporate bonds and obligations                   3,185,592        139,821        (14,178)      3,311,235
   U.S. Government and agencies obligations                    330,540         15,181           (513)        345,208
   State and municipal obligations                             114,161          3,493         (2,569)        115,085
   Foreign government bonds and obligations                    104,442         15,507           (552)        119,397
   Structured investments(a)                                   563,899             --        (33,230)        530,669
---------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                      27,400,640        849,074       (118,519)     28,131,195
Preferred and common stocks                                     30,019          1,237             --          31,256
---------------------------------------------------------------------------------------------------------------------
   Total                                                  $ 27,430,659   $    850,311   $   (118,519)   $ 28,162,451
---------------------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated CDOs.


--------------------------------------------------------------------------------
96 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of IDS Life's total investments. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $1.0 billion of securities at both December 31, 2005 and 2004 which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                          2005       2004
--------------------------------------------------------------------------------
AAA                                                              40%        37%
AA                                                                6          3
A                                                                20         22
BBB                                                              26         30
Below investment grade                                            8          8
--------------------------------------------------------------------------------
   Total                                                        100%       100%
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 47% and 61%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                     LESS THAN 12 MONTHS          12 MONTHS OR MORE                TOTAL
------------------------------------------------------------------------------------------------------------------------------
                                                 FAIR       UNREALIZED      FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                      VALUE         LOSSES        VALUE        LOSSES        VALUE         LOSSES
------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                    $  6,184,289   $ (132,802)  $ 1,618,552   $  (65,972)  $  7,802,841   $ (198,774)
Mortgage and other asset-backed securities      6,001,482      (87,558)    2,059,075      (71,226)     8,060,557     (158,784)
Foreign corporate bonds and obligations         1,203,652      (31,308)      535,393      (23,413)     1,739,045      (54,721)
U.S. Government and agencies obligations          148,584       (3,062)       72,844       (2,220)       221,428       (5,282)
State and municipal obligations                    67,353       (2,589)       14,348         (673)        81,701       (3,262)
Foreign government bonds and obligations           13,344         (114)           --           --         13,344         (114)
Structured investments                              2,189           --            --           --          2,189           --
------------------------------------------------------------------------------------------------------------------------------
   Total                                     $ 13,620,893   $ (257,433)  $ 4,300,212   $ (163,504)  $ 17,921,105   $ (420,937)
------------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                     LESS THAN 12 MONTHS         12 MONTHS OR MORE                TOTAL
------------------------------------------------------------------------------------------------------------------------------
                                                 FAIR       UNREALIZED      FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                      VALUE         LOSSES        VALUE        LOSSES        VALUE         LOSSES
------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                    $  2,410,156   $  (20,461)  $   645,898   $  (16,529)  $  3,056,054   $  (36,990)
Mortgage and other asset-backed securities      2,560,175      (17,686)      550,728      (12,801)     3,110,903      (30,487)
Foreign corporate bonds                           641,928       (6,571)      373,312       (7,607)     1,015,240      (14,178)
U.S. Government and agencies obligations          159,904         (498)          533          (15)       160,437         (513)
State and municipal obligations                        --           --        62,454       (2,569)        62,454       (2,569)
Foreign government bonds and obligations            1,002          (33)        9,008         (519)        10,010         (552)
Structured investments                                 --           --       526,190      (33,230)       526,190      (33,230)
------------------------------------------------------------------------------------------------------------------------------
   Total                                     $  5,773,165   $  (45,249)  $ 2,168,123   $  (73,270)  $  7,941,288   $ (118,519)
------------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)            LESS THAN 12 MONTHS                 12 MONTHS OR MORE                         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
                                                    GROSS                               GROSS                              GROSS
RATIO OF FAIR VALUE TO    NUMBER OF              UNREALIZED   NUMBER OF              UNREALIZED   NUMBER OF              UNREALIZED
AMORTIZED COST           SECURITIES  FAIR VALUE    LOSSES    SECURITIES  FAIR VALUE    LOSSES    SECURITIES  FAIR VALUE    LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                  645      $   13,200    $ (223)      213        $ 3,971     $ (141)      858      $ 17,171      $ (364)
90% - 95%                    36             340       (22)       24            321        (22)       60           661         (44)
80% - 90%                     9              81       (12)        3              8         (1)       12            89         (13)
------------------------------------------------------------------------------------------------------------------------------------
   Total                    690      $   13,621    $ (257)      240        $ 4,300     $ (164)      930      $ 17,921      $ (421)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 97
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $6 million. The securities related to this issuer have a fair value to amortized cost ratio of 80%-90% and have been in an unrealized loss position for less than 12 months.

IDS Life monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective consolidated balance sheet dates.

The following table presents these components of other comprehensive income
(loss), net of tax:

(THOUSANDS)                                                                                       2005          2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $260,090, $22,633, and $44,705, respectively             $ (483,023)   $  42,034   $ (83,106)
Reclassification of realized gains, net of tax of $18,381, $10,765, and $6,044, respectively      (34,137)     (19,993)    (11,225)
DAC, net of tax of $28,372, $3,179 and $1,958, respectively                                        52,690        5,905       3,636
DSIC, net of tax of $4,614, $3,538, and $0, respectively                                            8,568       (6,571)         --
Fixed annuity liabilities, net of tax of $2,878, $30,270, and $0, respectively                     (5,345)     (56,216)         --
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                               $ (461,247)   $ (34,841)  $ (90,695)
-----------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                              AMORTIZED         FAIR
(THOUSANDS)                                      COST          VALUE
------------------------------------------------------------------------
Due within 1 year                            $    525,818   $    529,579
Due after 1 through 5 years                     4,288,859      4,301,151
Due after 5 through 10 years                   11,063,792     11,020,647
Due after 10 years                              1,131,115      1,207,613
------------------------------------------------------------------------
                                               17,009,584     17,058,990
Mortgage and other asset-backed securities     10,804,984     10,691,731
Structured investments                              2,453          2,453
Preferred and common stocks                            13             21
------------------------------------------------------------------------
   Total                                     $ 27,817,034   $ 27,753,195
------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                                                    2005          2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
Sales                                                                                      $ 3,124,154   $ 1,603,285   $ 12,232,235
Maturities, sinking fund payments and calls                                                $ 2,241,829   $ 1,931,070   $  4,152,088
Purchases                                                                                  $ 5,780,183   $ 4,392,522   $ 20,527,995
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
98 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                               2005            2004          2003
--------------------------------------------------------------------------------
Gross realized gains from sales        $ 107,800      $  48,412      $  255,348
Gross realized losses from sales       $ (38,602)     $ (17,524)     $ (135,465)
Other-than-temporary impairments       $ (19,380)     $    (131)     $ (102,614)
--------------------------------------------------------------------------------

The $19.4 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $102.6 million of other-than-temporary impairments in 2003 consisted of $54.4 million related to corporate debt securities, $40.9 million related to IDS Life's interests in a CDO securitization trust which was sold in 2005 as discussed below, and $7.3 million related to other securities. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $24.9 million. The carrying value of this retained interest was $526.2 million at December 31, 2004, of which $389.9 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $15.8 million were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                             2005            2004
--------------------------------------------------------------------------------
Mortgage loans on real estate                       $ 2,883,709     $ 2,968,889
Less: allowance for loan losses                         (41,347)        (45,347)
--------------------------------------------------------------------------------
Net mortgage loans                                  $ 2,842,362     $ 2,923,542
--------------------------------------------------------------------------------

Syndicated loans                                    $   130,869     $   139,295
Less: allowance for loan losses                          (3,500)         (3,500)
--------------------------------------------------------------------------------
Net syndicated loans                                $   127,369     $   135,795
--------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

At December 31, 2005 and 2004, IDS Life's recorded investment in impaired mortgage loans on real estate was $14.0 million and $11.3 million, respectively, with related allowances for mortgage loan losses of $4.0 million for both periods. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $6.3 million and $8.3 million, respectively. IDS Life recognized nil, $0.6 million and $0.8 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003, respectively.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                      2005        2004        2003
--------------------------------------------------------------------------------
Balance, beginning of year                     $ 45,347    $ 47,197    $ 44,312
Provision for mortgage loan losses                   --       9,500      11,687
Foreclosures, write-offs and loan sales          (4,000)    (11,350)     (8,802)
--------------------------------------------------------------------------------
Balance, end of year                           $ 41,347    $ 45,347    $ 47,197
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 99
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                  2005                        2004
-----------------------------------------------------------------------------------------
                                   ON BALANCE      FUNDING      ON BALANCE      FUNDING
REGION                               SHEET       COMMITMENTS      SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------
South Atlantic                    $   594,022     $  10,900    $   588,764     $ 24,115
West North Central                    436,367         6,200        433,298       14,550
East North Central                    406,714            --        509,752        1,400
Pacific                               364,448        26,750        332,764       13,700
Mountain                              352,178         8,725        371,801       20,025
Middle Atlantic                       257,625        11,500        270,509        2,600
West South Central                    215,467        17,350        191,410           --
New England                           164,047        20,550        198,297        6,515
East South Central                     92,841         4,850         72,294        9,625
-----------------------------------------------------------------------------------------
                                    2,883,709       106,825      2,968,889       92,530
Less: allowance for loan losses       (41,347)           --        (45,347)          --
-----------------------------------------------------------------------------------------
   Total                          $ 2,842,362     $ 106,825    $ 2,923,542     $ 92,530
-----------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                  2005                        2004
-----------------------------------------------------------------------------------------
                                   ON BALANCE      FUNDING      ON BALANCE      FUNDING
PROPERTY TYPE                         SHEET      COMMITMENTS       SHEET      COMMITMENTS
-----------------------------------------------------------------------------------------
Office buildings                  $ 1,048,566     $  36,000    $ 1,087,700     $  5,840
Department/retail stores              703,811        37,800        734,590       40,075
Apartments                            454,024        10,500        505,632       24,875
Industrial buildings                  453,503        12,000        373,767       15,615
Hotels/motels                          92,335         5,900        109,408           --
Medical buildings                      46,851         2,700         46,960           --
Mixed use                              39,318            --         62,424        4,200
Nursing/retirement homes                4,898            --          9,875           --
Other                                  40,403         1,925         38,533        1,925
-----------------------------------------------------------------------------------------
                                    2,883,709       106,825      2,968,889       92,530
Less: allowance for loan losses       (41,347)           --        (45,347)          --
-----------------------------------------------------------------------------------------
   Total                          $ 2,842,362     $ 106,825    $ 2,923,542     $ 92,530
-----------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                             2005         2004         2003
------------------------------------------------------------------------------------------
Income on fixed maturities                          $ 1,448,882  $ 1,450,919  $ 1,423,560
Income on mortgage loans on real estate                 196,840      221,022      247,001
Trading securities and other investments                163,814      138,468       63,983
------------------------------------------------------------------------------------------
                                                      1,809,536    1,810,409    1,734,544
Less: investment expenses                                18,212       32,963       29,359
------------------------------------------------------------------------------------------
Total                                               $ 1,791,324  $ 1,777,446  $ 1,705,185
------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                             2005        2004          2003
-----------------------------------------------------------------------------------------
Fixed maturities                                    $    49,818  $    30,757  $   17,269
Mortgage loans on real estate                            (1,627)      (3,048)    (10,865)
Trading securities and other investments                    105         (417)     (1,959)
-----------------------------------------------------------------------------------------
Total                                               $    48,296  $    27,292  $    4,445
-----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
100 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

3. VARIABLE INTEREST ENTITIES

The VIEs for which IDS Life was considered the primary beneficiary and which were consolidated beginning December 31, 2003, relate to SLTs which were partially owned by IDS Life and managed by an affiliate. The consolidated SLTs provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans which were managed by an affiliate. IDS Life liquidated its interest in all three SLTs. One SLT was liquidated in 2004, and the other two SLTs were liquidated in 2005, resulting in a non-cash $27.9 million cumulative net pretax charge and a $13.9 million pretax gain during the years ended December 31, 2004 and 2005, respectively. There is no remaining exposure related to these SLTs as of December 31, 2005. The following table presents the consolidated assets, essentially all of which were restricted, and other balances related to these entities at December 31:

(MILLIONS)                                                                 2004
--------------------------------------------------------------------------------
Restricted cash                                                           $ 536
Derivative financial instruments(a)                                          43
--------------------------------------------------------------------------------
Total assets                                                              $ 579
Total liabilities                                                           117
--------------------------------------------------------------------------------
Net assets                                                                $ 462
--------------------------------------------------------------------------------

(a) Represents the estimated fair market value of the total return swap derivatives related to the consolidated SLTs which had a notional amount of $1.8 billion as of December 31, 2004.

IDS Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2.5 million of CDO residual tranches managed by an affiliate where IDS Life is not the primary beneficiary. IDS Life's maximum exposure to loss as a result of its investment in CDO residual tranches is represented by the carrying value.

4. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                           2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 3,637,956   $ 3,336,208   $ 3,077,994
Impact of SOP 03-1                                                                         --        19,600            --
Capitalization of acquisition costs                                                   632,743       533,842       516,928
Amortization, excluding impact of changes in assumptions                             (382,882)     (340,578)     (266,108)
Amortization, impact of annual third quarter changes in DAC-related assumptions        67,000        23,700         1,800
Amortization, impact of other quarter changes in DAC-related assumptions(a)                --        56,100            --
Impact of changes in net unrealized securities losses                                  81,062         9,084         5,594
--------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 4,035,879   $ 3,637,956   $ 3,336,208
--------------------------------------------------------------------------------------------------------------------------

(a) Primarily relates to a $65.7 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by IDS Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $9.6 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                           2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   302,997   $   278,971   $   231,100
Impact of SOP 03-1                                                                         --        (2,900)           --
Capitalization of sales inducements                                                    94,319        70,860        71,839
Amortization                                                                          (40,332)      (33,825)      (23,968)
Impact of changes in net unrealized securities losses (gains)                          13,182       (10,109)           --
--------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   370,166   $   302,997   $   278,971
--------------------------------------------------------------------------------------------------------------------------

5. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB, GGU and GMIB. See Note 10 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB and GMAB.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. IDS Life has established additional liabilities for these variable annuity death benefits and GMIB provisions.


--------------------------------------------------------------------------------
                                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 101
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits and GMIB, IDS Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which IDS Life has established additional liabilities for death benefits and GMIB as of December 31:

------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB, GMIB AND GGU BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                    2005           2004
------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium   Total Contract Value            $ 9,106,907    $  3,241,618
                                                      Contract Value in Separate
                                                      Accounts                        $  7,409,865   $  1,727,415
                                                      Net Amount at Risk*             $     16,727   $    110,922
                                                      Weighted Average Attained Age             60             62
------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset      Total Contract Value            $ 24,608,183   $ 27,453,193
                                                      Contract Value in Separate
                                                      Accounts                        $ 20,362,261   $ 22,787,083
                                                      Net Amount at Risk*             $    762,724   $  1,267,225
                                                      Weighted Average Attained Age             61             60
------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet    Total Contract Value            $  5,129,201   $  4,039,358
                                                      Contract Value in Separate
                                                      Accounts                        $  4,210,758   $  3,078,491
                                                      Net Amount at Risk*             $     45,363   $     55,622
                                                      Weighted Average Attained Age             61             61
------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                             Total Contract Value            $    993,152   $    494,668
                                                      Contract Value in Separate
                                                      Accounts                        $    891,930   $    397,696
                                                      Net Amount at Risk*             $     16,415   $     11,689
                                                      Weighted Average Attained Age             59             66
------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                      Total Contract Value            $    619,846   $    450,067
                                                      Contract Value in Separate
                                                      Accounts                        $    535,821   $    363,753
                                                      Net Amount at Risk*             $     34,844   $     18,192
                                                      Weighted Average Attained Age             61             64
------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                   Total Contract Value            $    792,578   $    603,251
                                                      Contract Value in Separate
                                                      Accounts                        $    711,759   $    517,596
                                                      Net Amount at Risk*             $     15,970   $     11,886
                                                      Weighted Average Attained Age             60             59
------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

-----------------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                           GMDB & GGU        GMIB
-----------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005                  Liability balance at
                                                      January 1                         $ 29,966       $ 2,989
                                                      Reported claims                   $ 12,203       $    --
                                                      Liability balance at
                                                      December 31                       $ 16,451       $ 3,528
                                                      Incurred claims (reported +
                                                      change in liability)              $ (1,312)      $   539
-----------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.


--------------------------------------------------------------------------------
102 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

6. INCOME TAXES

IDS Life qualifies as a life insurance company for federal income tax purposes. As such, IDS Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes were:

(THOUSANDS)                                      2005       2004        2003
--------------------------------------------------------------------------------
Federal income tax:
   Current                                    $  55,766   $ 159,783   $  91,862
   Deferred                                     122,264      70,574     (30,714)
--------------------------------------------------------------------------------
Total federal income taxes                      178,030     230,357      61,148
State income taxes-current                        3,627      (4,180)      5,797
--------------------------------------------------------------------------------
Income tax provision before
 accounting change                            $ 181,657   $ 226,177   $  66,945
--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                2005        2004        2003
--------------------------------------------------------------------------------
Tax at U.S. statutory rate                      35.0%       35.0%       35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income         (9.7)       (3.1)      (10.6)
State income taxes, net of federal benefit       0.4        (0.4)        0.7
Affordable housing credits                        --          --       (12.8)
Taxes applicable to prior years                  3.2        (2.6)         --
Other, net                                      (0.5)       (0.4)       (0.6)
--------------------------------------------------------------------------------
Income tax provision before
 accounting change                              28.4%       28.5%       11.7%
================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                               2005          2004
--------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                      $1,101,836   $1,035,300
   Other investments                                        69,864      139,066
   Deferred taxes related to net securities
    and derivative unrealized losses                        70,379           --
   Other                                                    61,896       55,556
--------------------------------------------------------------------------------
Total deferred income tax assets                         1,303,975    1,229,922
--------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                     1,154,402    1,116,235
   Deferred taxes related to net securities
   and derivative unrealized gains                              --      183,988
   Other                                                   158,672       70,901
--------------------------------------------------------------------------------
Total deferred income tax liabilities                    1,313,074    1,371,124
--------------------------------------------------------------------------------
Deferred income tax liabilities, net                   $     9,099   $  141,202
--------------------------------------------------------------------------------

A portion of IDS Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life had a policyholders' surplus account balance of $1.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life has made distributions of $19 million, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life is liquidated. Deferred income taxes of $0.4 million have not been established as distributions of the remaining policyholders' surplus account are contemplated in 2006.

IDS Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life has $231 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient


--------------------------------------------------------------------------------
                                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 103
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

taxable income to enable IDS Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

As a result of the separation of Ameriprise Financial from American Express, IDS Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore IDS Life will also be required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Consolidated Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                      2005        2004       2003
--------------------------------------------------------------------------------
Net unrealized securities losses               $248,363   $  18,761   $  48,791
Net unrealized derivative losses                  6,004      12,426       4,188
--------------------------------------------------------------------------------
Net income tax benefit                         $254,367   $  31,187   $  52,979
--------------------------------------------------------------------------------

7. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to Ameriprise Financial are limited to IDS Life Insurance Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. IDS Life Insurance Company's statutory unassigned surplus aggregated $925.1 million and $909.7 million as of December 31, 2005 and 2004, respectively. In addition, any dividend or distribution paid prior to December 24, 2006 (one year after IDS Life Insurance Company's most recent dividend payment) would require pre-notification to the Commissioner of Commerce of the State of Minnesota, who has the authority to disapprove and prevent payment thereof. From December 24, 2006 to December 31, 2006, dividends or distributions in excess of $327.5 million would be subject to this same pre-notification and potential disapproval.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                 2005          2004          2003
--------------------------------------------------------------------------------
Statutory net income                      $  341,235   $  379,950   $   432,063
Statutory capital and surplus              2,942,153    2,276,724     2,804,593

IDS Life Insurance Company and its wholly-owned life insurance subsidiaries are subject to regulatory capital requirements. Actual capital, determined on a statutory basis, and regulatory capital requirements for each of the life insurance entities as of December 31, 2005 are as follows:

                                                                   REGULATORY
                                                                     CAPITAL
(THOUSANDS)                                   ACTUAL CAPITAL(a)    REQUIREMENT
--------------------------------------------------------------------------------
IDS Life Insurance Company                      $3,270,285          $750,975
American Enterprise Life Insurance Company         583,303           125,285
IDS Life Insurance Company of New York             246,001            39,880
American Partners Life Insurance Company            67,382            10,906
American Centurion Life Assurance Company           61,748            12,654
--------------------------------------------------------------------------------

(a) Actual capital, as defined by the NAIC for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves.

8. RELATED PARTY TRANSACTIONS

IDS Life loans funds to Ameriprise Financial under a collateral loan agreement. There was no balance on the loan at December 31, 2005 and 2004. This loan can be increased to a maximum of $75 million and pays interest at a rate equal to the preceding month's effective new money rate for IDS Life's permanent investments.

In connection with Ameriprise Financial being named the investment manager for the proprietary mutual funds used as investment options by IDS Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, Ameriprise Financial received management fees from these funds. IDS Life continues to provide all fund management services, other than investment management, and entered into an administrative services agreement with Ameriprise Financial to be compensated for the services IDS Life provides. For the years ended December 31, 2005, 2004 and 2003, IDS Life received $55.7 million, $81.5 million, and $14.1 million, respectively, under the agreement with Ameriprise Financial. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, IDS Life's administrative service fees were payable from RiverSource Investments, LLC rather than Ameriprise Financial during the fourth quarter of 2005. For the year ended December 31, 2005, IDS Life received $19.5 million under the agreement with RiverSource Investments, LLC.


--------------------------------------------------------------------------------
104 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

IDS Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life's share of the total net periodic pension cost was $0.9 million in 2005, $0.5 million in 2004, and $0.3 million in 2003.

IDS Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $3.2 million, $2.4 million, and $2.2 million, respectively.

IDS Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2005, 2004 and 2003 was $1.1 million, $0.5 million, and $2.1 million, respectively.

Charges by Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $725.2 million, $600.6 million, and $549.2 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

In connection with the separation, IDS Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, IDS Life approved and paid dividends to Ameriprise Financial of $380 million. During the second and fourth quarter of 2004, IDS Life approved and paid dividends to Ameriprise Financial of $430 million and $500 million, respectively. IDS Life expects to continue to maintain adequate capital to meet internal and external Risk-Based Capital requirements.

Included in other liabilities at December 31, 2005 and 2004 are $7.6 million and $30.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

9. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $160.1 billion, $147.5 billion and $131.1 billion, respectively, of which $86.3 billion, $70.9 billion and $53.8 billion, was reinsured at the respective year ends. IDS Life also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $174.9 million, $159.6 million and $144.7 million and reinsurance recovered from reinsurers amounted to $105.6 million, $73.3 million and $60.3 million, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

10. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity, and interest rate indices or prices. IDS Life enters into various derivative financial instruments as part of its ongoing risk management activities. IDS Life does not engage in any derivative instrument trading activities. Credit risk associated with IDS Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, IDS Life may, from time to time, enter into master netting agreements wherever practical. The following summarizes IDS Life's use of derivative financial instruments.


--------------------------------------------------------------------------------
                                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 105
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

Cash Flow Hedges

IDS Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed annuity sales. During 2005, 2004 and 2003, no amounts were reclassified into earnings from accumulated other comprehensive income. Additionally, IDS Life does not expect to reclassify any material amounts from accumulated other comprehensive income to earnings during the next twelve months. Currently, the longest period of time over which IDS Life is hedging exposure to the variability in future cash flows is 13 years and relates to forecasted fixed annuity sales. There were losses of $1.8 million for the year ended December 31, 2005 and no gains or losses for the years ended December 31, 2004 and 2003 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2005, 2004 and 2003, IDS Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(THOUSANDS)                                      2005       2004        2003
--------------------------------------------------------------------------------
Holding losses, net of tax
 of $6,628, $11,901, and $3,663,
 respectively                                 $ (12,309)  $ (22,102)  $  (6,802)
Reclassification for realized losses
 (gains), net of tax of $624, $525, and
 $525, respectively                               1,159        (975)       (975)
--------------------------------------------------------------------------------
Net unrealized derivative losses              $ (11,150)  $ (23,077)  $  (7,777)
--------------------------------------------------------------------------------

Derivatives Not Designated as Hedges

IDS Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by IDS Life related to equity-indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, IDS Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities.

Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. IDS Life economically hedges the exposure related to the GMWB provision using various equity futures and structured derivatives.

As of December 31, 2005 and 2004, the fair value of the purchased derivatives used in conjunction with these products was $124.6 million and $27.8 million, respectively. As of December 31, 2005 and 2004, the fair value of the written options was $(0.8) million and $(0.9) million, respectively. Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings.

Embedded Derivatives

As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The changes in fair value of the equity indexed annuities are recognized in interest credited to account values and the changes in fair value of the GMWB and GMAB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities is recognized in future policy benefits for fixed annuities and the fair value of the embedded options for GMWB and GMAB is recognized in future policy benefits for variable annuity guarantees in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $47.9 million and $34.6 million at December 31, 2005 and 2004, respectively.


--------------------------------------------------------------------------------
106 - IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT
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


IDS Life Insurance Company
--------------------------------------------------------------------------------

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                2005                         2004
-------------------------------------------------------------------------------------------
                                        CARRYING       FAIR         CARRYING       FAIR
(THOUSANDS)                               VALUE        VALUE          VALUE        VALUE
-------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values
 approximate fair values              $   233,589   $   233,589   $    667,248  $   667,248
Available-for-Sale securities          27,753,195    27,753,195     28,162,451   28,162,451
Mortgage loans on real estate, net      2,842,362     2,976,688      2,923,542    3,149,986
Policy loans                              605,212       605,212        588,574      588,574
Trading securities                         23,956        23,956        168,055      168,055
Other investments                         127,369       131,475        135,795      140,428
Separate account assets                37,929,960    37,929,960     32,454,032   32,454,032
Derivative financial instruments          133,263       133,263         97,784       97,784

FINANCIAL LIABILITIES
Liabilities for which carrying
 values approximate fair values       $    25,000   $    25,000   $     47,000  $    47,000
Fixed annuity reserves                 24,637,806    23,840,988     25,522,643   24,733,010
Separate account liabilities           33,154,528    31,742,503     28,284,118   27,164,063
Derivative financial instruments            6,941         6,941          4,290        4,290
-------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents, restricted cash and certain other assets. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Consolidated Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Consolidated Balance Sheets with changes in fair value recognized in current period earnings.

Other investments include IDS Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses in the Consolidated Balance Sheets. Fair values are based on quoted market prices.

Separate account assets are carried at fair value in the Consolidated Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.


--------------------------------------------------------------------------------
                                   IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - 107
--------------------------------------------------------------------------------

IDS Life Insurance Company
--------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Liabilities for which carrying values approximate fair values include certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $1.5 billion as of both December 31, 2005 and 2004. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $496.4 million and $534.4 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $4.8 billion and $4.2 billion at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $2.0 billion and $1.7 billion as of December 31, 2005 and 2004, respectively.

12. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and recently completed its audit of IDS Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial condition or results of operations as a result of these audits.


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

                                                                 S-6333 D (5/06)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 81 subaccounts dated August 30, 2005 is filed electronically herewith as Exhibit (a)(5).

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1 (File No. 333-69777) is incorporated herein by reference.

(d)(3) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) filed electronically as Exhibit 1.A. (5)(c) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(4)   Copy of Base Insured Rider (Term Insurance) filed electronically as
         Exhibit 1.A. (12) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(5) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(5) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(d)(6) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(6) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(d)(7) Copy of Specimen Policy for Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) is filed electronically herewith as Exhibit
         (d)(7).

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to Registrant's Form S-6, Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3337, dated August 30, 2005 is filed electronically herewith.

(g)(2) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3337 and dated April 1, 1990, between IDS Life Insurance Company and Reinsurer, effective January 24, 2006 is filed electronically herewith.

(g)(3) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 is filed electronically herewith.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3007, dated November 25, 2003 is filed electronically herewith.

(g)(5) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005 is filed electronically herewith.

(g)(6) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005 is filed electronically herewith.

(g)(7) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer is filed electronically herewith.

(g)(8) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated November 25, 2002 is filed electronically herewith.

(g)(9) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 is filed electronically herewith.

(g)(10) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer is filed electronically herewith.

(g)(11) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 1321, dated August 30, 2005 is filed electronically herewith.

(g)(12) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 1321 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer effective January 24, 2006 is filed electronically herewith.

(g)(13) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 is filed electronically herewith.

(g)(14) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 1103, dated November 25, 2002 is filed electronically herewith.

(g)(15) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 0094-4206, dated November 25, 2002 is filed electronically herewith.

(g)(16)  Redacted copy of Amendment Number 1 to the Automatic YRT
         Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2004 is filed electronically herewith.

(g)(17) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 7449-1, dated November 25, 2002 is filed electronically herewith.

(g)(18)  Redacted copy of Amendment Number 1 to the Automatic YRT
         Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 is filed electronically herewith.

(g)(19)  Redacted copy of Amendment Number 2 to the Automatic YRT
         Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002 between IDS Life Insurance Company and Reinsurer effective January 1, 2005 is filed electronically herewith.

(g)(20) Redacted copy of Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 is filed electronically herewith.

(g)(21) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 is filed electronically herewith.

(g)(22) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 is filed electronically herewith.

(g)(23) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2006 is filed electronically herewith.

(g)(24) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 is filed electronically herewith.

(g)(25) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 10401-00-00, dated August 30, 2005 is filed electronically herewith.

(g)(26) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 10401-00-00 and dated August 30, 2005 between IDS Life Insurance Company and Reinsurer is filed electronically herewith.

(g)(27) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 is filed electronically herewith.

(g)(28) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 is filed electronically herewith.

(g)(29) Redacted copy of Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 is filed electronically herewith.

(g)(30) Redacted copy of the Second Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer is filed electronically herewith.

(g)(31) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 is filed electronically herewith.

(g)(32) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 is filed electronically herewith.

(g)(33) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 836301, dated August 30, 2005 is filed electronically herewith.

(g)(34) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 is filed electronically herewith.

(g)(35) Redacted copy of the First Amendment to the Automatic YRT Agreement identified as Treaty 836301 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer is filed electronically herewith.

(g)(36) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 is filed electronically herewith.

(g)(37) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 is filed electronically herewith.

(g)(38) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer is filed electronically herewith.

(g)(39) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3310-02, dated August 30, 2005 is filed electronically herewith.

(g)(40) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 is filed electronically herewith.

(g)(41) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3310-02 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer is filed electronically herewith.

(h)(1) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration No. 333-79311 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002 among Variable Insurance Products Funds, Fidelity Distributors Corporation and IDS Life Insurance Company filed electronically as Exhibit (h)(9) to Post-Effective Amendment No. 11 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance
         Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life
         Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) is filed electronically herewith as Exhibit (h)(10).

(h)(11) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Distributors, Inc. dated August 13, 2001 filed as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August 13, 2001 filed as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(19) Copy of Participation Agreement by and among IDS Life Insurance Company and Strong Investments Inc. dated August 13, 2001 filed as Exhibit
         8.16 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311 is incorporated herein by reference.

(h)(20) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2000, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(22) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL III is filed electronically herewith as Exhibit (m)(1).

(m)(2) Calculations of Illustrations for VUL IV/VUL IV-Estate Series is filed electronically herewith as Exhibit (m)(2).

(m)(3) Calculations of Illustrations for VUL IV/VUL IV-Estate Series 2005 Revisions is filed electronically herewith as Exhibit (m)(3).

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL III is filed electronically herewith.

(n)(2) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV-ES is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q)(1) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 13, 2005 filed electronically as Exhibit (r)(1) to Registrant's Form N-6 with Post Effective Amendment No. 16 to Registration Statement No. 333-69777 and is incorporated by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated July 7, 2004 filed electronically as Exhibit (r)(2) to Registrant's Form N-6 with Post-Effective Amendment No. 13 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(r)(3) Power of Attorney to sign amendments to this Registration Statement dated December 5, 2005 is filed electronically herewith as Exhibit (r)(3).

Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company)

Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Michelle M. Keeley                                     Vice President - Investments

Eric L. Marhoun                                        General Counsel

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Scott R. Plummer                                       38a-1 Chief Compliance Officer

Julie A. Ruether                                       Chief Compliance Officer and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  Principal Underwriter (IDS Life Insurance Company)

Item 30  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor or sponsor for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director

     Walter S. Berman                      Vice President and Treasurer

     Richard N. Bush                       Senior Vice President - Corporate Tax

     Michelle M. Keeley                    Vice President - Investments

     Eric L. Marhoun                       General Counsel

     Brian J. McGrane                      Director, Executive Vice President
                                             and Chief Financial Officer

     Thomas W. Murphy                      Vice President - Investments

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Kevin E. Palmer                       Director, Vice President and Chief
                                           Actuary

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Julie A. Ruether                      Chief Compliance Officer and
                                           Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel and
                                           Assistant Secretary

     Bridget M. Sperl                      Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 26th day of April, 2006.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By /s/  Timothy V. Bechtold*
                            ----------------------------------
                                 Timothy V. Bechtold
                                 President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2006.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director
------------------------------------
     Arthur H. Berman

/s/  Brian J. McGrane***                      Director, Executive Vice President
------------------------------------          and Chief Financial Officer
     Brian J. McGrane                         (Principal Financial Officer)

/s/  Kevin E. Palmer***                       Director, Vice President and
------------------------------------          Chief Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
------------------------------------          Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated April 13, 2005 filed electronically herewith as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 and is incorporated herein by reference, by:

** Signed pursuant to Power of Attorney dated July 7, 2004 and filed electronically as Exhibit (r)(2) to Registrant's Post-Effective Amendment No. 13 and is incorporated herein by reference, by:

*** Signed pursuant to Power of Attorney dated Dec. 5, 2005 and is filed electronically herewith as Exhibit (r)(3), by:


/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Assistant General Counsel

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 27
                    TO REGISTRATION STATEMENT NO. 333-69777

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

          Prospectuses for:

          RiverSource(SM) Variable Universal Life III and RiverSource(SM) Variable Universal Life IV/RiverSource(SM) Variable Universal Life IV-Estate Series.

Part B.

          Combined Statement of Additional Information for RiverSource(SM) Variable Universal Life III and RiverSource(SM) Variable Universal Life IV/RiverSource(SM) Variable Universal Life IV-Estate Series and the Financial Statements for IDS Life Variable Life Separate Account.

Part C.

     Other Information.

     The signatures.

     Exhibits